UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07452

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	12/31

Date of reporting period:	09/30/18

Item 1. Schedule of Investments.

Invesco V.I. American Franchise Fund
Quarterly Schedule of Portfolio Holdings September 30, 2018

invesco.com/us	VK-VIAMFR-QTR-1 11/18	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2018

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–100.01%

Aerospace & Defense–3.35%

Airbus S.E. (France)	39,769	$4,986,052
BAE Systems PLC (United Kingdom)	825,877	6,773,878
Boeing Co. (The)	16,639	6,188,044
Raytheon Co.	23,877	4,934,421
		22,882,395

Agricultural & Farm Machinery–0.31%

Deere & Co.	14,178	2,131,379

Application Software–4.52%

Adobe Systems Inc. (b)	39,204	10,583,120
salesforce.com, inc. (b)	127,471	20,271,713
		30,854,833

Biotechnology–1.93%

Alexion Pharmaceuticals, Inc. (b)	49,578	6,891,838
BioMarin Pharmaceutical Inc. (b)	10,507	1,018,864
Celgene Corp. (b)	59,136	5,292,081
		13,202,783

Cable & Satellite–1.32%

Altice USA, Inc. -Class A	124,025	2,249,813
Charter Communications, Inc. -Class A (b)	20,828	6,787,429
		9,037,242

Commodity Chemicals–0.48%

LyondellBasell Industries N.V. -Class A	31,628	3,242,186

Communications Equipment–0.73%

Palo Alto Networks, Inc. (b)	22,040	4,964,730

Consumer Electronics–2.64%

Sony Corp. (Japan)	294,000	18,025,031

Data Processing & Outsourced Services–7.66%

Mastercard Inc. -Class A	110,880	24,682,997
PayPal Holdings, Inc. (b)	119,424	10,490,204
Visa Inc. -Class A	113,870	17,090,748
		52,263,949

Diversified Banks–0.28%

Wells Fargo & Co.	36,960	1,942,618

Diversified Support Services–0.77%

Cintas Corp.	26,743	5,290,033

Environmental & Facilities Services–1.33%

Republic Services, Inc.	63,355	4,603,374
Waste Management, Inc.	49,438	4,467,218
		9,070,592

	Shares	Value

Financial Exchanges & Data–1.36%

London Stock Exchange Group PLC (United Kingdom)	84,329	$5,040,676
S&P Global Inc.	21,582	4,216,907
		9,257,583

Health Care Equipment–2.92%

Boston Scientific Corp. (b)	139,088	5,354,888
Intuitive Surgical, Inc. (b)	13,019	7,472,906
Stryker Corp.	39,841	7,078,949
		19,906,743

Home Improvement Retail–3.69%

Home Depot, Inc. (The)	21,481	4,449,789
Lowe’s Cos., Inc.	180,356	20,708,476
		25,158,265

Hotels, Resorts & Cruise Lines–2.75%

Norwegian Cruise Line Holdings Ltd. (b)	67,471	3,874,860
Royal Caribbean Cruises Ltd.	114,476	14,875,011
		18,749,871

Industrial Gases–0.74%

Air Products and Chemicals, Inc.	30,273	5,057,105

Industrial Machinery–1.00%

Stanley Black & Decker Inc.	46,452	6,802,431

Integrated Oil & Gas–1.07%

Occidental Petroleum Corp.	88,987	7,312,062

Interactive Home Entertainment–6.72%

Activision Blizzard, Inc.	237,547	19,761,535
Electronic Arts Inc. (b)	81,085	9,769,932
Nintendo Co., Ltd. (Japan)	44,700	16,311,054
		45,842,521

Interactive Media & Services–11.89%

Alphabet Inc. -Class A (b)	40,849	49,308,011
Facebook, Inc. -Class A (b)	193,436	31,812,485
		81,120,496

Internet & Direct Marketing Retail–14.86%

Alibaba Group Holding Ltd. -ADR (China)(b)	163,328	26,909,921
Amazon.com, Inc. (b)	33,599	67,298,797
Booking Holdings Inc. (b)	3,644	7,229,696
		101,438,414

Investment Banking & Brokerage–0.33%

Morgan Stanley	48,221	2,245,652

See accompanying notes which are an integral part of this schedule.

Invesco V.I. American Franchise Fund

	Shares	Value

Life Sciences Tools & Services–3.61%

Illumina, Inc. (b)	28,663	$10,521,041
IQVIA Holdings Inc. (b)	46,214	5,995,804
Thermo Fisher Scientific, Inc.	33,373	8,145,682
		24,662,527

Managed Health Care–3.97%

Anthem, Inc.	12,420	3,403,701
UnitedHealth Group Inc.	89,100	23,704,164
		27,107,865

Movies & Entertainment–1.60%

Netflix, Inc. (b)	21,155	7,914,720
Vivendi S.A. (France)	118,105	3,036,533
		10,951,253

Oil & Gas Exploration & Production–1.23%

Noble Energy, Inc.	190,316	5,935,956
Parsley Energy, Inc. -Class A (b)	83,367	2,438,485
		8,374,441

Oil & Gas Refining & Marketing–1.30%

Andeavor	57,669	8,852,191

Packaged Foods & Meats–1.37%

Mondelez International, Inc. -Class A	76,384	3,281,457
Tyson Foods, Inc. -Class A	101,793	6,059,737
		9,341,194

Pharmaceuticals–1.53%

Allergan PLC	22,488	4,283,514
Zoetis Inc.	67,044	6,138,549
		10,422,063

Railroads–0.75%

Canadian Pacific Railway Ltd. (Canada)	24,317	5,153,745

Restaurants–0.33%

Starbucks Corp.	39,239	2,230,345

	Shares	Value

Semiconductor Equipment–1.10%

Applied Materials, Inc.	104,560	$4,041,244
ASML Holding N.V. -New York Shares (Netherlands)	18,416	3,462,576
		7,503,820

Semiconductors–1.59%

Broadcom Inc.	11,387	2,809,514
NVIDIA Corp.	28,570	8,028,741
		10,838,255

Specialty Chemicals–1.04%

Sherwin-Williams Co. (The)	15,621	7,110,835

Systems Software–3.55%

Microsoft Corp.	178,515	20,416,761
ServiceNow, Inc. (b)	19,529	3,820,458
		24,237,219

Technology Hardware, Storage & Peripherals–3.39%

Apple Inc.	102,530	23,145,122

Tobacco–1.00%

Philip Morris International Inc.	83,798	6,832,889
Total Common Stocks & Other Equity Interests (Cost $348,119,155)		682,562,678

Money Market Funds–0.08%

Invesco Government & Agency Portfolio– Institutional Class, 1.97% (c)	194,299	194,299
Invesco Liquid Assets Portfolio –Institutional Class, 2.15% (c)	138,741	138,783
Invesco Treasury Portfolio –Institutional Class, 1.97% (c)	222,057	222,057
Total Money Market Funds (Cost $555,139)		555,139
TOTAL INVESTMENTS IN SECURITIES–100.09% (Cost $348,674,294)		683,117,817
OTHER ASSETS LESS LIABILITIES–(0.09)%		(634,162)
NET ASSETS–100.00%		$682,483,655

Investment Abbreviations:

ADR    —    American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. American Franchise Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco V.I. American Franchise Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to

Invesco V.I. American Franchise Fund

D.	Securities Lending – (continued)

counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

E.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Invesco V.I. American Franchise Fund

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended September 30, 2018, there were transfers from Level 2 to Level 1 of $34,336,085, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock & Other Equity Interests	$667,766,215	$14,796,463	$—	$682,562,678
Money Market Funds	555,139	—	—	555,139
Total Investments	$668,321,354	$14,796,463	$—	$683,117,817

Invesco V.I. American Franchise Fund

Invesco V.I. American Value Fund
Quarterly Schedule of Portfolio Holdings September 30, 2018

invesco.com/us	VK-VIAMVA-QTR-1 11/18	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2018

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.91%

Aerospace & Defense–2.01%

Textron Inc.	96,743	$6,914,222

Apparel, Accessories & Luxury Goods–3.86%

Hanesbrands, Inc.	286,955	5,288,581
Tapestry, Inc.	158,718	7,978,754
		13,267,335

Automotive Retail–1.64%

Advance Auto Parts, Inc.	33,540	5,645,788

Building Products–2.54%

Johnson Controls International PLC	249,788	8,742,580

Communications Equipment–4.41%

ARRIS International PLC (b)	318,751	8,284,338
Ciena Corp. (b)	220,490	6,888,108
		15,172,446

Consumer Finance–1.95%

Santander Consumer USA Holdings Inc.	334,865	6,710,695

Copper–1.88%

Freeport-McMoRan Inc.	464,105	6,460,342

Distributors–2.00%

LKQ Corp. (b)	217,142	6,876,887

Diversified Chemicals–2.26%

Eastman Chemical Co.	81,227	7,775,048

Diversified REITs–1.98%

Liberty Property Trust	160,816	6,794,476

Electric Utilities–2.75%

FirstEnergy Corp.	254,357	9,454,450

Electronic Equipment & Instruments–2.58%

Keysight Technologies, Inc. (b)	134,070	8,886,160

Health Care Distributors–1.93%

AmerisourceBergen Corp.	72,059	6,645,281

Health Care Facilities–2.11%

Encompass Health Corp.	92,906	7,242,023

Health Care Services–2.48%

DaVita Inc. (b)	119,118	8,532,422

Hotels, Resorts & Cruise Lines–5.91%

Norwegian Cruise Line Holdings Ltd. (b)	134,274	7,711,356
Royal Caribbean Cruises Ltd.	97,016	12,606,259
		20,317,615

	Shares	Value

Insurance Brokers–5.32%

Arthur J. Gallagher & Co.	127,384	$9,482,465
Willis Towers Watson PLC	62,478	8,805,649
		18,288,114

Investment Banking & Brokerage–2.33%

Stifel Financial Corp.	156,144	8,003,941

IT Consulting & Other Services–1.78%

Teradata Corp. (b)	162,044	6,110,679

Life & Health Insurance–2.17%

Athene Holding Ltd. -Class A (b)	144,817	7,481,246

Marine–2.21%

Kirby Corp. (b)	92,360	7,596,610

Office REITs–1.75%

Hudson Pacific Properties, Inc.	184,101	6,023,785

Oil & Gas Equipment & Services–2.81%

TechnipFMC PLC (United Kingdom)	309,056	9,658,000

Oil & Gas Exploration & Production–10.68%

Anadarko Petroleum Corp.	145,043	9,777,349
Devon Energy Corp.	213,425	8,524,194
Marathon Oil Corp.	409,706	9,537,956
Noble Energy, Inc.	284,389	8,870,093
		36,709,592

Other Diversified Financial Services–2.16%

Voya Financial, Inc.	149,414	7,421,393

Pharmaceuticals–2.56%

Mylan N.V. (b)	240,306	8,795,200

Regional Banks–13.46%

Comerica Inc.	97,813	8,822,733
First Horizon National Corp.	478,427	8,257,650
KeyCorp	547,220	10,884,206
Wintrust Financial Corp.	97,659	8,295,155
Zions Bancorp., N.A.	200,230	10,041,534
		46,301,278

Specialized REITs–1.42%

Life Storage, Inc.	51,223	4,874,381

Specialty Chemicals–2.65%

W.R. Grace & Co.	127,608	9,118,868

Trucking–4.32%

Knight-Swift Transportation Holdings Inc.	242,914	8,375,675

See accompanying notes which are an integral part of this schedule.

Invesco V.I. American Value Fund

	Shares	Value

Trucking–(continued)

Ryder System, Inc.	88,563	$6,471,298
		14,846,973
Total Common Stocks & Other Equity Interests (Cost $269,484,356)		336,667,830

Money Market Funds–2.08%

Invesco Government & Agency Portfolio –Institutional Class, 1.97% (c)	3,600,721	3,600,721
Invesco Liquid Assets Portfolio–Institutional Class, 2.15% (c)	2,571,380	2,572,151
Invesco Treasury Portfolio–Institutional Class, 1.97% (c)	979,973	979,973
Total Money Market Funds (Cost $7,152,028)		7,152,845
TOTAL INVESTMENTS IN SECURITIES–99.99% (Cost $276,636,384)		343,820,675
OTHER ASSETS LESS LIABILITIES–0.01%		27,864
NET ASSETS–100.00%		$343,848,539

Investment Abbreviations:

REIT —Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. American Value Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2018

(Unaudited)

NOTE 1 – Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco V.I. American Value Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco V.I. American Value Fund

NOTE 2 – Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of September 30, 2018, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended September 30, 2018, there were no material transfers between valuation levels.

Invesco V.I. American Value Fund

lnvesco V.I. Balanced-Risk Allocation Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2018

invesco.com/us	VIIBRA-QTR-1 11/18	Invesco Advisers, Inc.

Consolidated Schedule of Investments

September 30, 2018

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount	Value

U.S. Treasury Bills–11.80%(a)

U.S. Treasury Bills (b)	0.75%	12/06/2018	$ 54,000,000	$ 53,789,872
U.S. Treasury Bills (b)	1.02%	12/27/2018	13,300,000	13,230,775
U.S. Treasury Bills	1.16%	01/10/2019	50,000,000	49,695,948
U.S. Treasury Bills	1.54%	02/07/2019	14,300,000	14,184,450
Total U.S. Treasury Bills (Cost $130,924,021)				130,901,045

		Expiration Date
Commodity-Linked Securities–1.77%

Canadian Imperial Bank of Commerce EMTN, U.S. Federal Funds Effective Rate minus 0.03% (linked to the Canadian Imperial Bank of Commerce Custom 7 Agriculture Commodity Index, multiplied by 2)(c)(*)		08/23/2019	8,540,000	7,574,723
Cargill, Inc., Commodity-Linked Notes, one mo. USD LIBOR minus 0.10% (linked to the Monthly Rebalance Commodity Excess Return Index, multiplied by 2)(c)(*)		08/21/2019	13,450,000	12,062,125
Total Commodity-Linked Securities (Cost $21,990,000)				19,636,848

			Shares
Money Market Funds–85.40%(d)

Invesco Government & Agency Portfolio – Institutional Class, 1.97%			328,804,899	328,804,899
Invesco Government Money Market Fund – Cash Reserve Shares, 1.52%			41,970,831	41,970,831
Invesco Premier U.S. Government Money Portfolio – Institutional Class, 1.95%			155,985,364	155,985,364
Invesco Treasury Obligations Portfolio – Institutional Class, 1.93%			171,324,067	171,324,067
Invesco Treasury Portfolio – Institutional Class, 1.97%			153,949,838	153,949,838
Invesco V.I. Government Money Market Fund – Series I, 1.77%			16,640,310	16,640,310
STIC (Global Series) PLC – U.S. Dollar Liquidity Portfolio – Institutional Class (Ireland), 2.16%			78,820,131	78,820,131
Total Money Market Funds (Cost $947,495,440)				947,495,440
TOTAL INVESTMENTS IN SECURITIES–98.97% (Cost $1,100,409,461)				1,098,033,333
OTHER ASSETS LESS LIABILITIES–1.03%				11,475,566
NET ASSETS–100.00%				$ 1,109,508,899

See accompanying notes which are an integral part of this consolidated schedule.

Invesco V.I. Balanced-Risk Allocation Fund

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Brent Crude	232	October-2018	$19,193,360	$1,091,110	$1,091,110
Gasoline Reformulated Blendstock Oxygenate Blending	321	October-2018	28,119,407	1,575,095	1,575,095
New York Harbor Ultra-Low Sulfur Diesel	68	January-2019	6,719,311	244,669	244,669
Silver	176	December-2018	12,946,560	(141,864)	(141,864)
WTI Crude	164	October-2018	12,013,000	590,227	590,227
Subtotal—Commodity Risk				3,359,237	3,359,237
E-Mini Russell 2000 Index	825	December-2018	70,158,000	(783,604)	(783,604)
E-Mini S&P 500 Index	484	December-2018	70,639,800	513,698	513,698
EURO STOXX 50 Index	2,035	December-2018	80,025,926	1,325,060	1,325,060
FTSE 100 Index	897	December-2018	87,528,421	2,546,844	2,546,844
Hang Seng Index	380	October-2018	67,659,596	469,992	469,992
Tokyo Stock Price Index	692	December-2018	110,694,420	8,796,108	8,796,108
Subtotal—Equity Risk				12,868,098	12,868,098
Australia 10 Year Bonds	2,965	December-2018	276,164,286	(2,121,066)	(2,121,066)
Canada 10 Year Bonds	2,385	December-2018	244,879,573	(3,342,498)	(3,342,498)
Euro Bund	695	December-2018	128,132,427	(1,261,240)	(1,261,240)
Japan 10 Year Government Bonds	3	December-2018	3,962,947	(6,363)	(6,363)
Long Gilt	936	December-2018	147,544,707	(1,670,720)	(1,670,720)
U.S. Treasury Long Bonds	734	December-2018	103,127,000	(3,077,724)	(3,077,724)
Subtotal—Interest Rate Risk				(11,479,611)	(11,479,611)
Total Futures Contracts				$ 4,747,724	$ 4,747,724

See accompanying notes which are an integral part of this consolidated schedule.

Invesco V.I. Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(e)(f)
Counterparty	Pay/ Receive	Reference Entity(*)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Receive	Barclays Commodity Strategy 1452 Excess Return Index	0.33%	Monthly	34,600	October-2018	$16,494,083	$—	$882,459	$882,459
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2	0.30	Monthly	295,000	April-2019	21,566,919	—	1,491,195	1,491,195
Cargill, Inc.	Receive	Monthly Rebalance Commodity Excess Return Index	0.47	Monthly	39,800	July-2019	28,409,948	—	0	0
JPMorgan Chase Bank, N.A.	Receive	J.P. Morgan Contag Beta Gas Oil Excess Return Index	0.25	Monthly	25,700	April-2019	7,663,552	—	245,713	245,713
Merrill Lynch International	Receive	Merrill Lynch Gold Excess Return Index	0.14	Monthly	36,200	June-2019	5,389,221	—	0	0
Merrill Lynch International	Receive	MLCX Natural Gas Annual Excess Return Index	0.25	Monthly	243,000	November-2018	10,662,568	—	0	0
Morgan Stanley Capital Services LLC	Receive	S&P GSCI Aluminum Dynamic Roll Index Excess Return	0.38	Monthly	76,500	October-2018	7,882,223	—	108,691	108,691

Subtotal—Commodity Risk								—	2,728,058	2,728,058

Goldman Sachs International	Receive	Hang Seng Index Futures	—	Monthly	60	October-2018	10,629,410	—	77,235	77,235

Subtotal—Equity Risk								—	77,235	77,235

Subtotal—Appreciation								—	2,805,293	2,805,293
Barclays Bank PLC	Receive	Barclays Commodity Strategy 1735 Excess Return Index	0.45	Monthly	47,500	July-2019	11,369,367	—	(69,877)	(69,877)
Goldman Sachs International	Receive	Goldman Sachs Commodity Strategy 1072 Index	0.40	Monthly	385,000	July-2019	29,216,079	—	(814,718)	(814,718)

JPMorgan Chase Bank, N.A.	Receive	S&P GSCI Gold Index Excess Return	0.09	Monthly	161,000	October-2018	15,398,716	—	(104,843)	(104,843)

Subtotal—Depreciation—Commodity Risk								—	(989,438)	(989,438)

Total—Over-The-Counter Total Return Swap Agreements								$—	$1,815,855	$1,815,855

Investments Abbreviations:

EMTN	—	European Medium-Term Notes
LIBOR	—	London Interbank Offered Rate
USD	—	U.S. Dollar

Notes to Consolidated Schedule of Investments:

(a)	Securities traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1G.

(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2018, was $19,636,848, which represented 1.77% of the Fund’s Net Assets.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2018.

(e)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.

(f)	Open Over-The-Counter Total Return swap agreements are collateralized by cash held with the swap Counterparties in the amount of $7,494,596.

(*)	The table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

See accompanying notes which are an integral part of this consolidated schedule.

Invesco V.I. Balanced-Risk Allocation Fund

Reference Entity Components

Reference Entity	Underlying Components	Percentage
Canadian Imperial Bank of Commerce Custom 7 Agriculture Commodity Index
	Long Futures Contracts
	Coffee ‘C’	4.39%
	Corn	5.04
	Cotton No. 2	20.55
	Lean Hogs	0.51
	Live Cattle	1.75
	Soybean Meal	19.44
	Soybean Oil	4.39
	Soybeans	19.15
	Sugar No. 11	19.96
	Wheat	4.82
	Total	100.00%

Monthly Rebalance Commodity Excess Return Index

	Long Futures Contracts
	Coffee ‘C’	4.39%
	Corn	5.04
	Cotton No. 2	20.55
	Lean Hogs	0.51
	Live Cattle	1.75
	Soybean Meal	19.44
	Soybean Oil	4.39
	Soybeans	19.15
	Sugar No. 11	19.96
	Wheat	4.82
	Total	100.00%

Barclays Commodity Strategy 1452 Excess Return Index

	Long Futures Contracts
	Copper	100.00%

Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2

	Long Futures Contracts
	Copper	100.00%

J.P. Morgan Contag Beta Gas Oil Excess Return Index

	Long Futures Contracts
	Gas Oil	100.00%

Merrill Lynch Gold Excess Return Index

	Long Futures Contracts
	Gold	100.00%

MLCX Natural Gas Annual Excess Return Index

	Long Futures Contracts
	Natural Gas	100.00%

See accompanying notes which are an integral part of this consolidated schedule.

Invesco V.I. Balanced-Risk Allocation Fund

Reference Entity Components - (continued)

Reference Entity	Underlying Components	Percentage
S&P GSCI Aluminum Dynamic Roll Index Excess Return

	Long Futures Contracts
	Aluminum	100.00%

Barclays Commodity Strategy 1735 Excess Return Index

	Long Futures Contracts
	Coffee ‘C’	4.39%
	Corn	5.04
	Cotton No. 2	20.55
	Lean Hogs	0.51
	Live Cattle	1.75
	Soybean Meal	19.44
	Soybean Oil	4.39
	Soybeans	19.15
	Sugar No. 11	19.96
	Wheat	4.82
	Total	100.00%

Goldman Sachs Commodity Strategy 1072

	Long Futures Contracts
	Coffee ‘C’	4.39%
	Corn	5.04
	Cotton No. 2	20.55
	Lean Hogs	0.51
	Live Cattle	1.75
	Soybean Meal	19.44
	Soybean Oil	4.39
	Soybeans	19.15
	Sugar No. 11	19.96
	Wheat	4.82
	Total	100.00%

S&P GSCI Gold Index Excess Return

	Long Futures Contracts
	Gold	100.00%

See accompanying notes which are an integral part of this consolidated schedule.

Invesco V.I. Balanced-Risk Allocation Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings

September 30, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

Invesco V.I. Balanced-Risk Allocation Fund (the “Fund”) will seek to gain exposure to the commodity markets primarily through investments in the Invesco Cayman Commodity Fund IV Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Fund may invest up to 25% of its total assets in the Subsidiary.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Invesco V.I. Balanced-Risk Allocation Fund

A.	Security Valuations – (continued)

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Structured Securities – The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Most structured securities are fixed-income securities that have maturities of three years or less. Structured securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.

Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily value of structured securities are recorded as unrealized gains (losses) in the Consolidated Statement of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Consolidated Statement of Operations.

Invesco V.I. Balanced-Risk Allocation Fund

E.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.

F.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.

G.

Futures Contracts – The Fund may enter into futures contracts to equitize the Fund’s cash holdings or to manage exposure to interest rate, equity, commodity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.

Invesco V.I. Balanced-Risk Allocation Fund

H.

Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency, commodity or credit risk. Such transactions are agreements between Counterparties. These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

A total return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income generated and capital gains, if any. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying securities and financing rate payable from the Counterparty. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

I.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

J.

Other Risks – The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in exchange-traded funds and commodity-linked derivatives. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange-traded and commodity-linked notes, that may provide leveraged and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.

K.

Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

Invesco V.I. Balanced-Risk Allocation Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended September 30, 2018, there were no material transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Securities	$—	$130,901,045	$—	$130,901,045
Commodity-Linked Securities	—	19,636,848	—	19,636,848
Money Market Funds	947,495,440	—	—	947,495,440
Total Investments in Securities	947,495,440	150,537,893	—	1,098,033,333
Other Investments – Assets*
Futures Contracts	17,152,803	—	—	17,152,803
Swap Agreements	—	2,805,293	—	2,805,293
	17,152,803	2,805,293	—	19,958,096
Other Investments – Liabilities*
Futures Contracts	(12,405,079)	—	—	(12,405,079)
Swap Agreements	—	(989,438)	—	(989,438)
	(12,405,079)	(989,438)	—	(13,394,517)
Total Other Investments	4,747,724	1,815,855	—	6,563,579
Total Investments	$952,243,164	$152,353,748	$—	$1,104,596,912
*	Unrealized appreciation (depreciation).

Invesco V.I. Balanced-Risk Allocation Fund

NOTE 3 — Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of September 30, 2018:

Derivative Assets	Value
	Commodity Risk	Equity Risk	Interest Rate Risk	Total
Unrealized appreciation on futures contracts—Exchange-Traded	$3,501,101	$13,651,702	$—	$17,152,803
Unrealized appreciation on swap agreements—OTC	2,728,058	77,235	—	2,805,293
Total Derivative Assets	6,229,159	13,728,937	—	19,958,096
Derivatives not subject to master netting agreements	(3,501,101)	(13,651,702)	—	(17,152,803)
Total Derivative Assets subject to master netting agreements	$2,728,058	$77,235	$—	$2,805,293

Derivative Liabilities	Value
	Commodity Risk	Equity Risk	Interest Rate Risk	Total
Unrealized depreciation on futures contracts—Exchange-Traded	$(141,864)	$(783,604)	$(11,479,611)	$(12,405,079)
Unrealized depreciation on swap agreements—OTC	(989,438)	—	—	(989,438)
Total Derivative Liabilities	(1,131,302)	(783,604)	(11,479,611)	(13,394,517)
Derivatives not subject to master netting agreements	141,864	783,604	11,479,611	12,405,079
Total Derivative Liabilities subject to master netting agreements	$(989,438)	$—	$—	$(989,438)

Effect of Derivative Investments for the nine months ended September 30, 2018

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Consolidated Statement of Operations
	Commodity Risk	Equity Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Futures contracts	$13,425,254	$4,300,597	$(6,232,267)	$11,493,584
Swap agreements	(18,933,227)	(186,415)	(125,223)	(19,244,865)
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(2,513,695)	6,481,085	(7,048,254)	(3,080,864)
Swap agreements	(6,118,857)	(256,481)	74,084	(6,301,254)
Total	$(14,140,525)	$10,338,786	$(13,331,660)	$(17,133,399)

The table below summarizes the average notional value of futures contracts and swap agreements outstanding during the period.

	Futures Contracts	Swap Agreements
Average notional value	$1,383,912,807	$247,242,655

Invesco V.I. Balanced-Risk Allocation Fund

Invesco V.I. Comstock Fund
Quarterly Schedule of Portfolio Holdings September 30, 2018

invesco.com/us	VK-VICOM-QTR-1 11/18	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2018

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.33%

Aerospace & Defense–1.57%

Arconic Inc.	454,528	$10,004,161
Textron Inc.	217,634	15,554,302
		25,558,463

Agricultural Products–1.26%

Archer-Daniels-Midland Co.	279,573	14,054,135
Bunge Ltd.	95,639	6,571,355
		20,625,490

Apparel Retail–0.35%

Gap, Inc. (The)	198,309	5,721,215

Asset Management & Custody Banks–2.33%

Bank of New York Mellon Corp. (The)	415,400	21,181,246
State Street Corp.	201,277	16,862,987
		38,044,233

Automobile Manufacturers–1.59%

General Motors Co.	767,934	25,856,338

Automotive Retail–1.23%

Advance Auto Parts, Inc.	119,249	20,073,184

Biotechnology–1.87%

Biogen Inc. (b)	39,318	13,891,443
Gilead Sciences, Inc.	153,807	11,875,438
Shire PLC	79,070	4,770,481
		30,537,362

Broadcasting–0.78%

CBS Corp. -Class B	221,497	12,725,003

Building Products–1.64%

Johnson Controls International PLC	763,243	26,713,505

Cable & Satellite–1.64%

Charter Communications, Inc. -Class A (b)	38,930	12,686,509
Comcast Corp. -Class A	397,342	14,069,880
		26,756,389

Communications Equipment–2.62%

Cisco Systems, Inc.	877,523	42,691,494

Construction Machinery & Heavy Trucks–0.55%

Caterpillar Inc.	58,945	8,988,523

Consumer Finance–0.79%

Ally Financial Inc.	487,655	12,898,475

	Shares	Value

Diversified Banks–14.78%

Bank of America Corp.	2,481,265	$73,098,067
Citigroup Inc.	1,193,842	85,646,225
JPMorgan Chase & Co.	521,133	58,804,648
Wells Fargo & Co.	447,008	23,494,740
		241,043,680

Electrical Components & Equipment–1.98%

Eaton Corp. PLC	253,493	21,985,448
Emerson Electric Co.	133,767	10,243,877
		32,229,325

Fertilizers & Agricultural Chemicals–0.84%

CF Industries Holdings, Inc.	252,476	13,744,793

Health Care Distributors–1.57%

Cardinal Health, Inc.	244,832	13,220,928
McKesson Corp.	93,363	12,384,602
		25,605,530

Health Care Equipment–1.03%

Medtronic PLC	171,336	16,854,322

Health Care Services–0.81%

CVS Health Corp.	167,377	13,175,917

Hotels, Resorts & Cruise Lines–1.82%

Carnival Corp.	465,764	29,701,770

Household Products–2.09%

Kimberly-Clark Corp.	193,228	21,958,430
Reckitt Benckiser Group PLC (United Kingdom)	133,470	12,205,373
		34,163,803

Industrial Conglomerates–0.40%

General Electric Co.	578,107	6,526,828

Industrial Machinery–0.62%

Ingersoll-Rand PLC	99,058	10,133,633

Integrated Oil & Gas–9.94%

BP PLC -ADR (United Kingdom)	724,392	33,394,471
Chevron Corp.	255,151	31,199,864
Exxon Mobil Corp.	50,883	4,326,073
Occidental Petroleum Corp.	202,037	16,601,381
Royal Dutch Shell PLC -Class A -ADR (United Kingdom)	551,265	37,563,197
Suncor Energy, Inc. (Canada)	1,008,022	39,000,371
		162,085,357

Internet & Direct Marketing Retail–1.61%

Altaba Inc. (b)	102,180	6,960,502
eBay Inc. (b)	586,843	19,377,556
		26,338,058

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Comstock Fund

	Shares	Value

Investment Banking & Brokerage–2.73%

Goldman Sachs Group, Inc. (The)	73,530	$16,488,367
Morgan Stanley	602,559	28,061,173
		44,549,540

IT Consulting & Other Services–0.86%

Cognizant Technology Solutions Corp. -Class A	182,463	14,077,020

Life & Health Insurance–2.07%

Aflac, Inc.	198,692	9,352,432
MetLife, Inc.	521,372	24,358,500
		33,710,932

Managed Health Care–1.72%

Anthem, Inc.	102,371	28,054,773

Multi-Line Insurance–1.93%

American International Group, Inc.	592,105	31,523,670

Oil & Gas Equipment & Services–0.79%

Halliburton Co.	318,669	12,915,655

Oil & Gas Exploration & Production–8.56%

Anadarko Petroleum Corp.	145,156	9,784,966
Canadian Natural Resources Ltd. (Canada)	513,001	16,760,455
Devon Energy Corp.	692,809	27,670,792
Encana Corp. (Canada)	413,936	5,426,701
Hess Corp.	388,564	27,813,411
Marathon Oil Corp.	1,662,354	38,699,601
Noble Energy, Inc.	431,340	13,453,495
		139,609,421

Packaged Foods & Meats–1.17%

Danone S.A. (France)	245,436	19,007,071

Paper Packaging–1.18%

International Paper Co.	389,924	19,164,765

Pharmaceuticals–8.20%

Allergan PLC	146,725	27,948,178
Merck & Co., Inc.	265,445	18,830,668
Mylan N.V. (b)	445,070	16,289,562
Novartis AG (Switzerland)	157,934	13,607,346
Pfizer Inc.	798,308	35,181,433
Sanofi -ADR (France)	492,171	21,985,279
		133,842,466

Property & Casualty Insurance–1.01%

Allstate Corp. (The)	167,211	16,503,726

Regional Banks–4.49%

Citizens Financial Group, Inc.	499,704	19,273,583
Fifth Third Bancorp	861,582	24,055,370
KeyCorp	320,866	6,382,025
PNC Financial Services Group, Inc. (The)	172,801	23,533,768
		73,244,746

	Shares	Value

Semiconductors–3.42%

Intel Corp.	554,175	$26,206,936
QUALCOMM Inc.	410,563	29,572,853
		55,779,789

Systems Software–1.44%

Microsoft Corp.	205,774	23,534,372

Technology Hardware, Storage & Peripherals–0.45%

NetApp, Inc.	85,930	7,380,528

Wireless Telecommunication Services–0.60%

Vodafone Group PLC United Kingdom)	4,560,340	9,777,795
Total Common Stocks & Other Equity Interests (Cost $1,281,692,185)		1,571,468,959

Money Market Funds–0.52%

Invesco Government & Agency Portfolio –Institutional Class, 1.97% (c)	2,973,908	2,973,908
Invesco Liquid Assets Portfolio –Institutional Class, 2.15% (c)	2,126,534	2,127,172
Invesco Treasury Portfolio –Institutional Class, 1.97% (c)	3,398,753	3,398,753
Total Money Market Funds (Cost $8,499,621)		8,499,833
TOTAL INVESTMENTS IN SECURITIES–96.85% (Cost $1,290,191,806)		1,579,968,792
OTHER ASSETS LESS LIABILITIES–3.15%		51,352,556
NET ASSETS–100.00%		$1,631,321,348

Investment Abbreviations:

ADR             —American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Comstock Fund

Open Forward Foreign Currency Contracts

						Unrealized
Settlement		Contract to				Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)
10/26/2018	Barclays Bank PLC	EUR	11,134,914	USD	13,155,462	$203,032
10/26/2018	Barclays Bank PLC	GBP	7,783,473	USD	10,230,831	75,075
10/26/2018	Goldman Sachs International	CHF	3,235,828	USD	3,379,673	75,480
10/26/2018	Goldman Sachs International	EUR	11,134,914	USD	13,153,519	201,088
10/26/2018	Goldman Sachs International	GBP	7,782,899	USD	10,231,126	76,120
10/26/2018	Goldman Sachs International	USD	77,906	CAD	100,787	167
10/26/2018	JPMorgan Chase Bank, N.A.	CHF	3,280,470	USD	3,426,400	76,622
10/26/2018	JPMorgan Chase Bank, N.A.	EUR	11,134,934	USD	13,152,461	200,009
10/26/2018	JPMorgan Chase Bank, N.A.	GBP	7,782,898	USD	10,231,453	76,447
Subtotal—Appreciation						984,040
10/26/2018	Barclays Bank PLC	CAD	12,167,368	USD	9,413,612	(11,611)
10/26/2018	Barclays Bank PLC	USD	330,973	GBP	252,430	(1,607)
10/26/2018	Goldman Sachs International	USD	52,624	CHF	50,479	(1,078)
10/26/2018	Goldman Sachs International	USD	339,203	EUR	287,420	(4,869)
10/26/2018	Goldman Sachs International	USD	184,426	GBP	140,325	(1,332)
10/26/2018	JPMorgan Chase Bank, N.A.	CAD	12,167,369	USD	9,413,235	(11,988)
10/26/2018	Royal Bank of Canada	CAD	12,165,898	USD	9,412,396	(11,688)
Subtotal—Depreciation						(44,173)
Total Forward Foreign Currency Contracts—Currency Risk						$939,867

Abbreviations:

CAD	—	Canadian Dollar	GBP	—	British Pound Sterling
CHF	—	Swiss Franc	USD	—	U.S. Dollar
EUR	—	Euro

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Comstock Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco V.I. Comstock Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

Invesco V.I. Comstock Fund

E.	Forward Foreign Currency Contracts – (continued)

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended September 30, 2018, there were no material transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,553,091,132	$18,377,827	$—	$1,571,468,959
Money Market Funds	8,499,833	—	—	8,499,833
Total Investments in Securities	1,561,590,965	18,377,827	—	1,579,968,792
Other Investments – Assets*
Forward Foreign Currency Contracts	—	984,040	—	984,040
Other Investments – Liabilities*
Forward Foreign Currency Contracts	—	(44,173)	—	(44,173)
Total Other Investments	—	939,867	—	939,867
Total Investments	$1,561,590,965	$19,317,694	$—	$1,580,908,659
*	Unrealized appreciation (depreciation).

Invesco V.I. Comstock Fund

Invesco V.I. Core Equity Fund
Quarterly Schedule of Portfolio Holdings September 30, 2018

invesco.com/us	VICEQ-QTR-1 11/18	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2018

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.61%

Aerospace & Defense–2.92%

General Dynamics Corp.	54,687	$11,195,523
United Technologies Corp.	138,741	19,397,379
		30,592,902

Air Freight & Logistics–1.48%

FedEx Corp.	64,303	15,483,519

Airlines–1.22%

Delta Air Lines, Inc.	220,513	12,752,267

Auto Parts & Equipment–0.96%

Aptiv PLC	120,251	10,089,059

Biotechnology–4.84%

Biogen Inc. (b)	57,291	20,241,483
BioMarin Pharmaceutical Inc. (b)	83,913	8,137,044
Celgene Corp. (b)	138,147	12,362,775
Vertex Pharmaceuticals Inc. (b)	51,771	9,978,342
		50,719,644

Cable & Satellite–2.61%

Comcast Corp. -Class A	772,497	27,354,119

Casinos & Gaming–1.06%

Wynn Resorts Ltd.	87,620	11,132,997

Consumer Finance–2.95%

American Express Co.	290,841	30,971,658

Data Processing & Outsourced Services–2.02%

Mastercard Inc. -Class A	95,011	21,150,399

Distillers & Vintners–0.98%

Diageo PLC (United Kingdom)	289,240	10,243,250

Diversified Banks–3.82%

Toronto-Dominion Bank (The) (Canada)	234,987	14,279,511
U.S. Bancorp	488,661	25,806,187
		40,085,698

Footwear–2.11%

NIKE, Inc. -Class B	260,938	22,106,667

General Merchandise Stores–1.69%

Dollar General Corp.	162,123	17,720,044

Health Care Equipment–1.25%

Zimmer Biomet Holdings, Inc.	99,483	13,079,030

Health Care Facilities–1.79%

HCA Healthcare, Inc.	135,245	18,815,284

	Shares	Value

Health Care Supplies–0.89%

DENTSPLY SIRONA Inc.	246,318	$9,296,041

Home Improvement Retail–1.45%

Home Depot, Inc. (The)	73,314	15,186,995

Homebuilding–0.95%

D.R. Horton, Inc.	236,624	9,980,800

Hotels, Resorts & Cruise Lines–2.10%

Carnival Corp.	344,832	21,989,937

Industrial Conglomerates–2.99%

Honeywell International Inc.	105,198	17,504,947
Siemens AG (Germany)	108,570	13,901,732
		31,406,679

Industrial Machinery–3.53%

Parker-Hannifin Corp.	106,798	19,643,356
Stanley Black & Decker Inc.	118,871	17,407,469
		37,050,825

Insurance Brokers–1.87%

Marsh & McLennan Cos., Inc.	237,446	19,641,533

Integrated Oil & Gas–3.27%

Chevron Corp.	155,237	18,982,381
Suncor Energy, Inc. (Canada)	396,906	15,356,293
		34,338,674

Integrated Telecommunication Services–1.72%

Verizon Communications Inc.	337,254	18,005,991

Interactive Home Entertainment–1.69%

Activision Blizzard, Inc.	213,675	17,775,623

Interactive Media & Services–8.24%

Alphabet Inc. -Class C (b)	43,243	51,609,224
Facebook, Inc. -Class A (b)	211,570	34,794,802
		86,404,026

Internet & Direct Marketing Retail–4.58%

Alibaba Group Holding Ltd. -ADR (China)(b)	66,317	10,926,389
Booking Holdings Inc. (b)	11,093	22,008,512
eBay Inc. (b)	458,602	15,143,038
		48,077,939

IT Consulting & Other Services–2.37%

Cognizant Technology Solutions Corp. -Class A	321,818	24,828,259

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Equity Fund

	Shares	Value

Life Sciences Tools & Services–2.74%

Thermo Fisher Scientific, Inc.	117,532	$28,687,211

Managed Health Care–2.28%

UnitedHealth Group Inc.	90,053	23,957,700

Multi-Sector Holdings–1.37%

Berkshire Hathaway Inc. -Class A (b)	45	14,400,002

Multi-Utilities–1.73%

WEC Energy Group, Inc.	272,490	18,191,432

Oil & Gas Equipment & Services–1.07%

Halliburton Co.	277,610	11,251,533

Oil & Gas Exploration & Production–1.82%

Concho Resources Inc. (b)	124,798	19,062,895

Pharmaceuticals–2.47%

Allergan PLC	85,305	16,248,897
Novo Nordisk A/S -Class B (Denmark)	205,727	9,685,943
		25,934,840

Property & Casualty Insurance–3.31%

Chubb Ltd.	100,411	13,418,926
Progressive Corp. (The)	300,404	21,340,700
		34,759,626

Railroads–1.04%

Norfolk Southern Corp.	60,374	10,897,507

Regional Banks–3.65%

First Republic Bank	219,026	21,026,496
PNC Financial Services Group, Inc. (The)	126,374	17,210,875
		38,237,371

Semiconductors–2.88%

Analog Devices, Inc.	189,271	17,499,996
QUALCOMM Inc.	176,990	12,748,590
		30,248,586

Soft Drinks–2.01%

PepsiCo, Inc.	188,266	21,048,139

Systems Software–4.89%

Microsoft Corp.	303,511	34,712,553
Oracle Corp.	321,469	16,574,942
		51,287,495
Total Common Stocks & Other Equity Interests (Cost $783,150,084)		1,034,244,196

	Shares	Value

Money Market Funds–1.42%

Invesco Government & Agency Portfolio –Institutional Class, 1.97% (c)	5,209,837	$5,209,837
Invesco Liquid Assets Portfolio –Institutional Class, 2.15% (c)	3,716,724	3,717,839
Invesco Treasury Portfolio –Institutional Class, 1.97% (c)	5,954,099	5,954,099
Total Money Market Funds (Cost $14,880,977)		14,881,775
TOTAL INVESTMENTS IN SECURITIES–100.03% (Cost $798,031,061)		1,049,125,971
OTHER ASSETS LESS LIABILITIES–(0.03)%		(314,490)
NET ASSETS–100%		$1,048,811,481

Investment Abbreviations:

ADR             — American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco V.I. Core Equity Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

Invesco V.I. Core Equity Fund

E.	Forward Foreign Currency Contracts – (continued)

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended September 30, 2018, there were no material transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,010,099,214	$24,144,982	$—	$1,034,244,196
Money Market Funds	14,881,775	—	—	14,881,775
Total Investments	$1,024,980,989	$24,144,982	$—	$1,049,125,971

Invesco V.I. Core Equity Fund

Invesco V.I. Core Plus Bond Fund Quarterly Schedule of Portfolio Holdings September 30, 2018

invesco.com/us VICPB-QTR-1 11/18 Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2018

(Unaudited)

	Principal Amount	Value

Bonds & Notes–63.48%

Advertising–0.02%

Lamar Media Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 02/01/2026	$4,000	$4,162

Aerospace & Defense–0.07%

BBA U.S. Holdings, Inc., Sr. Unsec. Notes, 5.38%, 05/01/2026(b)	2,000	2,012
Bombardier Inc. (Canada), Sr. Unsec. Notes, 7.50%, 03/15/2025(b)	4,000	4,145
Moog Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/2022(b)	2,000	2,020
TransDigm Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.50%, 07/15/2024	2,000	2,054
Triumph Group, Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 08/15/2025	2,000	1,948
		12,179

Agricultural & Farm Machinery–0.03%

Titan International, Inc., Sr. Sec. Gtd. First Lien Global Notes, 6.50%, 11/30/2023	5,000	4,847

Air Freight & Logistics–0.01%

XPO Logistics, Inc., Sr. Unsec. Gtd. Notes, 6.50%, 06/15/2022(b)	2,000	2,073

Airlines–4.52%

Air Canada Pass Through Trust (Canada), Series 2017-1, Class A, Sec. Pass Through Ctfs., 3.55%, 07/15/2031(b)	37,000	35,369
Series 2017-1, Class AA, Sec. Pass Through Ctfs., 3.30%, 07/15/2031(b)	38,000	36,330
Series 2017-1, Class B, Sec. Pass Through Ctfs., 3.70%, 07/15/2027(b)	39,000	37,656
American Airlines Pass Through Trust, Series 2015-2, Class B, Sec. Third Lien Pass Through Ctfs., 4.40%, 03/22/2025	25,844	25,823
Series 2016-1, Class AA, Sr. Sec. First Lien Pass Through Ctfs., 3.58%, 07/15/2029	28,940	28,260
Series 2016-3, Class B, Sec. Third Lien Pass Through Ctfs., 3.75%, 04/15/2027	33,453	32,333
Series 2017-1, Class AA, Sr. Sec. First Lien Pass Through Ctfs., 3.65%, 02/15/2029	38,798	37,918
Series 2017-1, Class B, Sec. Third Lien Pass Through Ctfs., 4.95%, 08/15/2026	31,590	31,866

	Principal Amount	Value

Airlines–(continued)

Series 2017-2, Class A, Sec. Second Lien Pass Through Ctfs., 3.60%, 04/15/2031	$46,000	$44,032
Series 2017-2, Class B, Sec. Third Lien Pass Through Ctfs., 3.70%, 04/15/2027	36,000	34,777
Delta Air Lines, Inc., Sr. Unsec. Global Notes, 2.88%, 03/13/2020	27,000	26,789
3.63%, 03/15/2022	45,000	44,472
3.80%, 04/19/2023	24,000	23,532
4.38%, 04/19/2028	38,000	36,760
LATAM Airlines Group S.A. Pass Through Trust (Chile), Series 2015-1, Class A, Sr. Sec. First Lien Global Pass Through Ctfs., 4.20%, 08/15/2029	100,105	96,852
United Airlines Pass Through Trust, Series 2014-2, Class B, Sec. Second Lien Pass Through Ctfs., 4.63%, 03/03/2024	35,930	36,117
Series 2016-1, Class B, Sec. Third Lien Pass Through Ctfs., 3.65%, 07/07/2027	35,416	34,061
Series 2016-2, Class B, Sec. Third Lien Pass Through Ctfs., 3.65%, 04/07/2027	41,159	39,433
Series 2018-1, Class A, Sec. Second Lien Pass Through Ctfs., 3.70%, 09/01/2031	62,000	59,988
Series 2018-1, Class AA, Sr. Sec. First Lien Pass Through Ctfs., 3.50%, 09/01/2031	58,000	56,024
US Airways Pass Through Trust, Series 2012-1, Class B, Sec. Second Lien Pass Through Ctfs., 8.00%, 04/01/2021	667	697
		799,089

Alternative Carriers–0.05%

CenturyLink, Inc., Series S, Sr. Unsec. Notes, 6.45%, 06/15/2021	2,000	2,083
Series Y, Sr. Unsec. Global Notes, 7.50%, 04/01/2024	1,000	1,071
Level 3 Financing, Inc., Sr. Unsec. Gtd. Global Notes, 5.38%, 05/01/2025	5,000	5,012
		8,166

Aluminum–0.02%

Novelis Corp., Sr. Unsec. Gtd. Notes, 5.88%, 09/30/2026(b)	2,000	1,958
6.25%, 08/15/2024(b)	2,000	2,045
		4,003

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

Apparel Retail–0.23%

L Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 02/15/2022	$39,000	$39,597
6.88%, 11/01/2035	2,000	1,700
		41,297

Apparel, Accessories & Luxury Goods–0.02%

Hanesbrands Inc., Sr. Unsec. Gtd. Notes, 4.88%, 05/15/2026(b)	3,000	2,884

Asset Management & Custody Banks–1.26%

Blackstone Holdings Finance Co. LLC, Sr. Unsec. Gtd. Notes, 5.00%, 06/15/2044(b)	90,000	90,830
Carlyle Holdings Finance L.L.C., Sr. Unsec. Gtd. Notes, 5.65%, 09/15/2048(b)	52,000	52,190
Carlyle Holdings II Finance LLC, Sr. Unsec. Gtd. Notes, 5.63%, 03/30/2043(b)	75,000	74,179
Prime Security Services Borrower, LLC/Prime Finance, Inc., Sec. Gtd. Second Lien Notes, 9.25%, 05/15/2023(b)	5,000	5,360
		222,559

Auto Parts & Equipment–0.07%

Dana Inc., Sr. Unsec. Notes, 5.50%, 12/15/2024	5,000	4,970
Delphi Technologies PLC, Sr. Unsec. Gtd. Notes, 5.00%, 10/01/2025(b)	1,000	944
Flexi-Van Leasing, Inc., Sec. Second Lien Notes, 10.00%, 02/15/2023(b)	4,000	3,500
Hertz Corp. (The), Sec. Gtd. Second Lien Notes, 7.63%, 06/01/2022(b)	2,000	1,980
		11,394

Automobile Manufacturers–1.10%

General Motors Financial Co., Inc., Sr. Unsec. Gtd. Notes, 3.15%, 01/15/2020	39,000	38,945
Series B, Jr. Unsec. Sub. Global Notes, 6.50% (c)	153,000	150,514
J.B. Poindexter & Co., Inc., Sr. Unsec. Bonds, 7.13%, 04/15/2026(b)	4,000	4,170
		193,629

Automotive Retail–0.10%

Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/2020	12,000	12,375
Lithia Motors, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 08/01/2025(b)	2,000	1,920
Murphy Oil USA, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/2027	2,000	1,993

	Principal Amount	Value
Automotive Retail–(continued)

Penske Automotive Group Inc., Sr. Unsec. Sub. Gtd. Notes, 5.50%, 05/15/2026	$2,000	$1,949
		18,237

Biotechnology–0.31%

AbbVie Inc., Sr. Unsec. Global Notes, 3.75%, 11/14/2023	36,000	35,858
4.25%, 11/14/2028	20,000	19,741
		55,599

Brewers–0.58%

Anheuser-Busch InBev Finance, Inc. (Belgium), Sr. Unsec. Gtd. Global Notes, 3.65%, 02/01/2026	55,000	53,420
Anheuser-Busch InBev Worldwide Inc. (Belgium), Sr. Unsec. Gtd. Global Notes, 4.38%, 04/15/2038	28,000	26,998
4.60%, 04/15/2048	23,000	22,331
		102,749

Broadcasting–0.10%

Clear Channel Worldwide Holdings, Inc., Series B, Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/2020	6,000	6,037
Netflix, Inc., Sr. Unsec. Global Notes, 5.75%, 03/01/2024	3,000	3,082
Sr. Unsec. Notes, 5.88%, 11/15/2028(b)	2,000	2,009
Nexstar Broadcasting, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 08/01/2024(b)	4,000	3,925
Tribune Media Co., Sr. Unsec. Gtd. Global Notes, 5.88%, 07/15/2022	3,000	3,079
		18,132

Building Products–0.50%

Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/2021	2,000	2,015
Standard Industries Inc., Sr. Unsec. Notes, 4.75%, 01/15/2028(b)	43,000	39,880
5.00%, 02/15/2027(b)	3,000	2,831
Toll Brothers Finance Corp., Sr. Unsec. Gtd. Notes, 4.35%, 02/15/2028	48,000	44,235
		88,961

Cable & Satellite–0.74%

CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Global Notes, 5.75%, 09/01/2023	2,000	2,037
Sr. Unsec. Notes, 5.75%, 02/15/2026(b)	6,000	6,038

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

Cable & Satellite–(continued)

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sr. Sec. Gtd. First Lien Global Notes, 5.38%, 04/01/2038	$25,000	$24,270
5.75%, 04/01/2048	30,000	30,088
6.83%, 10/23/2055	27,000	29,859
CSC Holdings LLC, Sr. Unsec. Global Notes, 6.75%, 11/15/2021	7,000	7,394
Discovery Communications LLC, Sr. Unsec. Gtd. Global Notes, 5.20%, 09/20/2047	15,000	14,751
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 11/15/2024	8,000	7,220
Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Bonds, 5.50%, 08/01/2023	6,000	5,547
Sr. Unsec. Gtd. Notes, 8.50%, 10/15/2024(b)	2,000	2,020
Sirius XM Radio Inc., Sr. Unsec. Gtd. Notes, 6.00%, 07/15/2024(b)	2,000	2,080
		131,304

Casinos & Gaming–0.12%

Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 08/15/2026	2,000	2,025
6.88%, 05/15/2023	3,000	3,163
MGM Resorts International, Sr. Unsec. Gtd. Notes, 7.75%, 03/15/2022	5,000	5,494
Pinnacle Entertainment, Inc., Sr. Unsec. Global Notes, 5.63%, 05/01/2024	3,000	3,184
Scientific Games International Inc., Sr. Unsec. Gtd. Global Notes, 10.00%, 12/01/2022	2,000	2,126
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Unsec. Gtd. Notes, 5.50%, 03/01/2025(b)	5,000	4,844
		20,836

Coal & Consumable Fuels–0.01%

SunCoke Energy Partners, L.P./ SunCoke Energy Partners Finance Corp., Sr. Unsec. Gtd. Notes, 7.50%, 06/15/2025(b)	2,000	2,065

Commodity Chemicals–0.03%

Nufarm Australia Ltd./Nufarm Americas Inc. (Australia), Sr. Unsec. Gtd. Notes, 5.75%, 04/30/2026(b)	2,000	1,898
Valvoline Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 07/15/2024	4,000	4,020
		5,918

Communications Equipment–0.08%

CommScope Technologies LLC, Sr. Unsec. Gtd. Notes, 6.00%, 06/15/2025(b)	6,000	6,222
Hughes Satellite Systems Corp., Sr. Sec. Gtd. First Lien Global Notes, 5.25%, 08/01/2026	2,000	1,962
Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/2021	5,000	5,414
		13,598

	Principal Amount	Value

Construction & Engineering–0.01%

William Lyon Homes, Inc., Sr. Unsec. Gtd. Global Notes, 6.00%, 09/01/2023	$2,000	$1,940

Construction Machinery & Heavy Trucks–0.67%

Meritor Inc., Sr. Unsec. Gtd. Notes, 6.25%, 02/15/2024	3,000	3,071
Oshkosh Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 03/01/2025	3,000	3,105
Terex Corp., Sr. Unsec. Gtd. Notes, 5.63%, 02/01/2025(b)	4,000	3,980
Wabtec Corp., Sr. Unsec. Gtd. Floating Rate Global Notes, 3.38% (3 mo. USD LIBOR + 1.05%), 09/15/2021(d)	8,000	8,017
Sr. Unsec. Gtd. Global Notes, 4.15%, 03/15/2024	25,000	24,803
4.70%, 09/15/2028	77,000	75,686
		118,662

Construction Materials–0.13%

Martin Marietta Materials, Inc., Sr. Unsec. Global Notes, 4.25%, 12/15/2047	27,000	23,111

Consumer Finance–0.08%

Ally Financial Inc., Sr. Unsec. Global Notes, 4.63%, 03/30/2025	2,000	1,993
5.13%, 09/30/2024	3,000	3,097
Sr. Unsec. Gtd. Global Notes, 8.00%, 03/15/2020	2,000	2,129
Discover Financial Services, Inc., Series C, Jr. Unsec. Sub. Global Notes, 5.50%(c)	2,000	1,978
Navient Corp., Sr. Unsec. Medium-Term Notes, 7.25%, 01/25/2022	2,000	2,117
8.00%, 03/25/2020	2,000	2,119
		13,433

Copper–0.36%

First Quantum Minerals Ltd. (Zambia), Sr. Unsec. Gtd. Notes, 7.00%, 02/15/2021(b)	2,000	1,981
Freeport-McMoRan Inc., Sr. Unsec. Gtd. Global Notes, 5.40%, 11/14/2034	6,000	5,670
Lundin Mining Corp. (Chile), Sr. Sec. Gtd. First Lien Notes, 7.88%, 11/01/2022(b)	33,000	34,497
Southern Copper Corp. (Peru), Sr. Unsec. Global Notes, 5.88%, 04/23/2045	18,000	19,697
Taseko Mines Ltd.(Canada), Sr. Sec. Gtd. First Lien Notes, 8.75%, 06/15/2022(b)	1,000	1,019
		62,864

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

Data Processing & Outsourced Services–0.19%

First Data Corp., Sr. Unsec. Gtd. Notes, 7.00%, 12/01/2023(b)	$4,000	$4,175
Fiserv, Inc., Sr. Unsec. Global Notes, 4.20%, 10/01/2028	30,000	30,105
		34,280

Distillers & Vintners–0.04%

Constellation Brands, Inc., Sr. Unsec. Gtd. Global Notes, 3.60%, 02/15/2028	7,000	6,559

Diversified Banks–7.91%

Bank of America Corp., Sr. Unsec. Global Notes, 3.71%, 04/24/2028	25,000	24,077
Sr. Unsec. Medium-Term Global Notes, 3.59%, 07/21/2028	50,000	47,694
Series DD, Jr. Unsec. Sub. Notes, 6.30%(c)	30,000	32,400
Series FF, Jr. Unsec. Sub. Notes, 5.88%(c)	20,000	19,850
Series Z, Jr. Unsec. Sub. Notes, 6.50%(c)	85,000	91,906
BBVA Bancomer S.A. (Mexico), Unsec. Sub. Notes, 6.75%, 09/30/2022(b)	150,000	161,131
BNP Paribas S.A. (France), Unsec. Sub. Notes, 4.38%, 03/01/2033(b)	58,000	55,174
Citigroup Inc., Sr. Unsec. Global Notes, 2.88%, 07/24/2023	20,000	19,361
3.67%, 07/24/2028	75,000	71,506
Sr. Unsec. Notes, 4.65%, 07/23/2048	21,000	21,292
Series Q, Jr. Unsec. Sub. Global Notes, 5.95%(c)	40,000	41,257
Series T, Jr. Unsec. Sub. Global Notes, 6.25%(c)	30,000	31,350
Corp. Andina de Fomento (Supranational), Sr. Unsec. Global Notes, 4.38%, 06/15/2022	50,000	51,427
HSBC Holdings PLC (United Kingdom),, Jr. Unsec. Sub. Global Bonds, 6.00%(c)	200,000	192,350
Sr. Unsec. Global Notes, 4.00%, 03/30/2022	45,000	45,564
JPMorgan Chase & Co., Sr. Unsec. Floating Rate Global Notes, 3.24% (3 mo. USD LIBOR + 0.89%), 07/23/2024(d)	65,000	65,266
Sr. Unsec. Global Notes, 3.54%, 05/01/2028	17,000	16,228
3.78%, 02/01/2028	35,000	34,106

	Principal Amount	Value

Diversified Banks–(continued)

Sr. Unsec. Medium-Term Global Bonds, 2.30%, 08/15/2021	$65,000	$63,215
Unsec. Sub. Global Notes, 3.63%, 12/01/2027	35,000	33,052
Series CC, Jr. Unsec. Sub. Global Notes, 4.63%(c)	50,000	47,563
Series I, Jr. Unsec. Sub. Global Variable Rate Notes, 5.81% (3 mo. USD LIBOR + 3.47%)(c)(d)	70,000	70,385
Series V, Jr. Unsec. Sub. Global Notes, 5.00%(c)	40,000	40,350
Series W, Jr. Unsec. Sub. Global Floating Rate Notes, 3.31% (3 mo. USD LIBOR + 1.00%), 05/15/2077(d)	65,000	57,363
Royal Bank of Scotland Group PLC (United Kingdom), Unsec. Sub. Global Notes, 6.00%, 12/19/2023	5,000	5,215
Wells Fargo & Co., Unsec. Sub. Medium-Term Notes, 4.75%, 12/07/2046	25,000	24,921
Westpac Banking Corp. (Australia), Jr. Unsec. Sub. Global Bonds, 5.00%(c)	40,000	35,607
		1,399,610

Diversified Capital Markets–1.14%

Credit Suisse Group AG, Jr. Unsec. Sub. Notes, 7.25%(b)(c)	200,000	201,250

Diversified Chemicals–0.05%

Chemours Co. (The), Sr. Unsec. Gtd. Global Notes, 6.63%, 05/15/2023	5,000	5,236
7.00%, 05/15/2025	2,000	2,131
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., Sr. Unsec. Gtd. Notes, 5.38%, 09/01/2025(b)	2,000	1,933
		9,300

Diversified Metals & Mining–0.05%

HudBay Minerals, Inc. (Canada), Sr. Unsec. Gtd. Notes, 7.63%, 01/15/2025(b)	4,000	4,150
Teck Resources Ltd. (Canada), Sr. Unsec. Notes, 6.13%, 10/01/2035	4,000	4,230
		8,380

Diversified REITs–1.14%

CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 03/15/2024	2,000	2,042
Trust F/1401 (Mexico), Sr. Unsec. Notes, 5.25%, 01/30/2026(b)	200,000	200,250
		202,292

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

Drug Retail–0.82%

CVS Pass Through Trust, Sr. Sec. First Lien Mortgage Pass Through Ctfs., 5.77%, 01/10/2033(b)	$136,696	$145,241

Electric Utilities–0.18%

Southern Co. (The), Series B, Jr. Unsec. Sub. Global Notes, 5.50%, 03/15/2057	32,000	32,460

Electronic Equipment & Instruments–0.03%

Itron, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 01/15/2026(b)	6,000	5,775

Electronic Manufacturing Services–0.08%

Jabil, Inc., Sr. Unsec. Global Notes, 3.95%, 01/12/2028	15,000	14,091

Environmental & Facilities Services–0.08%

Advanced Disposal Services, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 11/15/2024(b)	4,000	4,054
Core & Main LP, Sr. Unsec. Notes, 6.13%, 08/15/2025(b)	3,000	2,899
Hulk Finance Corp. (Canada), Sr. Unsec. Notes, 7.00%, 06/01/2026(b)	4,000	3,875
Waste Pro USA, Inc., Sr. Unsec. Notes, 5.50%, 02/15/2026(b)	2,000	1,960
Wrangler Buyer Corp., Sr. Unsec. Notes, 6.00%, 10/01/2025(b)	2,000	1,949
		14,737

Financial Exchanges & Data–1.95%

Moody’s Corp., Sr. Unsec. Global Bonds, 5.50%, 09/01/2020	110,000	114,414
Sr. Unsec. Global Notes, 2.75%, 07/15/2019	45,000	44,993
4.88%, 02/15/2024	138,000	144,368
5.25%, 07/15/2044	35,000	38,270
MSCI Inc., Sr. Unsec. Gtd. Notes, 5.75%, 08/15/2025(b)	3,000	3,158
		345,203

Food Distributors–0.02%

US Foods, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 06/15/2024(b)	4,000	4,040

Food Retail–0.03%

Albertsons Cos. LLC/ Safeway Inc./New Albertson’s L.P./Albertson’s LLC, Sr. Unsec. Gtd. Global Notes, 6.63%, 06/15/2024	6,000	5,798

Gas Utilities–0.05%

AmeriGas Partners, L.P./AmeriGas Finance Corp., Sr. Unsec. Global Notes, 5.63%, 05/20/2024	4,000	3,990
5.88%, 08/20/2026	2,000	1,995

	Principal Amount	Value

Gas Utilities–(continued)

Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 5.50%, 06/01/2024	$2,000	$1,975
		7,960

Health Care–1.03%

Halfmoon Parent, Inc., Sr. Sec. Floating Rate Notes, 3.22% (3 mo. USD LIBOR + 0.89%), 07/15/2023(b)(d)	62,000	62,044
Sr. Sec. Notes, 3.40%, 09/17/2021(b)	46,000	45,858
3.75%, 07/15/2023(b)	75,000	74,796
		182,698

Health Care Distributors–0.08%

AmerisourceBergen Corp., Sr. Unsec. Global Notes, 4.30%, 12/15/2047	16,000	14,528

Health Care Equipment–0.32%

Hill-Rom Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 02/15/2025(b)	2,000	1,965
Teleflex Inc., Sr. Unsec. Gtd. Global Notes, 4.63%, 11/15/2027	17,000	16,214
Zimmer Biomet Holdings, Inc., Sr. Unsec. Global Floating Rate Notes, 3.09% (3 mo. USD LIBOR + 0.75%), 03/19/2021(d)	38,000	38,038
		56,217

Health Care Facilities–0.64%

Acadia Healthcare Co., Inc., Sr. Unsec. Gtd. Global Notes, 6.50%, 03/01/2024	2,000	2,078
Community Health Systems, Inc., Sr. Sec. Gtd. First Lien Notes, 6.25%, 03/31/2023	6,000	5,723
Encompass Health Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 09/15/2025	2,000	2,025
HCA, Inc., Sr. Sec. Gtd. First Lien Global Notes, 6.50%, 02/15/2020	19,000	19,774
Sr. Sec. Gtd. First Lien Notes, 5.25%, 04/15/2025	2,000	2,068
5.50%, 06/15/2047	62,000	63,007
Sr. Unsec. Gtd. Notes, 5.38%, 09/01/2026	2,000	2,029
5.88%, 02/15/2026	10,000	10,437
Tenet Healthcare Corp., Sec. Gtd. Second Lien Notes, 7.50%, 01/01/2022(b)	2,000	2,095
Sr. Unsec. Global Notes, 6.75%, 06/15/2023	2,000	2,000
8.13%, 04/01/2022	2,000	2,115
		113,351

Health Care REITs–0.77%

HCP, Inc., Sr. Unsec. Global Notes, 4.00%, 12/01/2022	71,000	71,184

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

Health Care REITs–(continued)

MPT Operating Partnership L.P. MPT Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 10/15/2027	$4,000	$3,878
Physicians Realty L.P., Sr. Unsec. Gtd. Global Notes, 4.30%, 03/15/2027	20,000	19,287
Senior Housing Properties Trust, Sr. Unsec. Notes, 6.75%, 12/15/2021	40,000	42,601
		136,950

Health Care Services–0.08%

AMN Healthcare, Inc., Sr. Unsec. Gtd. Notes, 5.13%, 10/01/2024(b)	2,000	1,940
DaVita Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/2025	2,000	1,930
Eagle Holding Co. II, LLC, Sr. Unsec. PIK Notes, 8.38% PIK Rate, 7.63% Cash Rate, 05/15/2022(b)(e)	2,000	2,030
Envision Healthcare Corp., Sr. Unsec. Gtd. Notes, 6.25%, 12/01/2024(b)	2,000	2,160
Heartland Dental, LLC, Sr. Unsec. Notes, 8.50%, 05/01/2026(b)	4,000	3,830
Surgery Center Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 07/01/2025(b)	2,000	1,925
8.88%, 04/15/2021(b)	1,000	1,046
		14,861

Home Furnishings–0.01%

Prestige Brands, Inc., Sr. Unsec. Gtd. Notes, 6.38%, 03/01/2024(b)	2,000	2,033

Homebuilding–0.96%

Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.88%, 02/15/2021(b)	2,000	2,025
Beazer Homes USA, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 03/15/2025	3,000	2,789
8.75%, 03/15/2022	3,000	3,180
KB Home, Sr. Unsec. Gtd. Notes, 7.50%, 09/15/2022	3,000	3,251
Lennar Corp., Sr. Unsec. Gtd. Global Notes, 8.38%, 01/15/2021	2,000	2,187
MDC Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 01/15/2043	174,000	149,205
Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes, 7.15%, 04/15/2020	2,000	2,100
SRS Distribution Inc., Sr. Unsec. Gtd. Notes, 8.25%, 07/01/2026(b)	2,000	1,965
Taylor Morrison Communities Inc. Taylor Morrison Holdings II, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 04/15/2023(b)	3,000	3,038
		169,740

Hotel & Resort REITs–0.20%

Host Hotels & Resorts L.P., Series F, Sr. Unsec. Global Notes, 4.50%, 02/01/2026	35,000	34,903

	Principal Amount	Value

Hotels, Resorts & Cruise Lines–0.30%

Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 3.70%, 03/15/2028	$57,000	$52,931

Household Products–0.25%

Reynolds Group Issuer Inc./LLC, Sr. Unsec. Gtd. Notes, 7.00%, 07/15/2024(b)	6,000	6,116
Sr. Sec. First Lien Gtd. Global Notes, 5.75%, 10/15/2020	35,857	35,991
Spectrum Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 07/15/2025	2,000	2,030
		44,137

Independent Power Producers & Energy Traders–0.05%

AES Corp. (The), Sr. Unsec. Notes, 5.50%, 04/15/2025	5,000	5,150
NRG Energy, Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 05/01/2024	2,000	2,090
Vistra Energy Corp., Sr. Unsec. Gtd. Global Notes, 7.38%, 11/01/2022	2,000	2,083
		9,323

Industrial Machinery–0.08%

Cleaver-Brooks, Inc., Sr. Sec. Notes, 7.88%, 03/01/2023(b)	8,000	8,200
Mueller Industries, Inc., Unsec. Sub. Deb., 6.00%, 03/01/2027	1,000	968
Mueller Water Products, Inc., Sr. Unsec. Gtd. Notes, 5.50%, 06/15/2026(b)	2,000	2,015
Stevens Holding Co., Inc., Sr. Unsec. Gtd. Notes, 6.13%, 10/01/2026(b)	2,000	2,037
		13,220

Integrated Oil & Gas–0.45%

Parsley Energy, LLC/Finance Corp., Sr. Unsc. Gtd. Notes, 5.63%, 10/15/2027(b)	2,000	2,010
Petrobras Global Finance B.V. (Brazil), Sr. Unsec. Gtd. Global Notes, 5.75%, 02/01/2029	4,000	3,581
Petróleos Mexicanos (Mexico),, Sr. Unsec. Gtd. Global Bonds, 6.63%, 06/15/2035	23,000	22,966
Sr. Unsec. Gtd. Global Notes, 6.50%, 03/13/2027	23,000	23,552
Sr. Unsec. Gtd. Notes, 6.35%, 02/12/2048(b)	29,000	26,709
		78,818

Integrated Telecommunication Services–1.62%

AT&T Inc., Sr. Unsec. Global Notes, 5.25%, 03/01/2037	35,000	34,943
5.70%, 03/01/2057	35,000	35,572
Sr. Unsec. Notes, 4.45%, 04/01/2024	30,000	30,555
5.15%, 02/15/2050(b)	141,000	133,737
Cincinnati Bell Inc., Sr. Unsec. Gtd. Notes, 7.00%, 07/15/2024(b)	2,000	1,845

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

Integrated Telecommunication Services–(continued)

Telecom Italia Capital S.A. (Italy), Sr. Unsec. Gtd. Global Notes, 7.20%, 07/18/2036	$2,000	$2,070
Verizon Communications Inc., Sr. Unsec. Global Notes, 4.13%, 08/15/2046	22,000	19,765
4.81%, 03/15/2039	27,000	27,247
		285,734

Internet & Direct Marketing Retail–0.31%

QVC, Inc., Sr. Sec. Gtd. First Lien Global Notes, 5.45%, 08/15/2034	61,000	54,610

Internet Software & Services–0.01%

Rackspace Hosting, Inc., Sr. Unsec. Gtd. Notes, 8.63%, 11/15/2024(b)	2,000	1,953

Investment Banking & Brokerage–1.93%

Cantor Fitzgerald, L.P., Unsec. Notes, 6.50%, 06/17/2022(b)	34,000	36,036
E*TRADE Financial Corp., Series B, Jr. Unsec. Sub. Global Notes, 5.30%(c)	50,000	49,547
Goldman Sachs Group, Inc. (The), Sr. Unsec. Notes, 3.27%, 09/29/2025	50,000	47,796
Series L, Jr. Unsec. Sub. Notes, 5.70%(c)	55,000	55,536
Series P, Jr. Unsec. Sub. Notes, 5.00%(c)	40,000	37,750
Jefferies Group LLC/Jefferies Group Capital Finance Inc., Sr. Unsec. Global Notes, 4.15%, 01/23/2030	49,000	44,097
Morgan Stanley, Sr. Unsec. Global Notes, 3.59%, 07/22/2028	75,000	71,199
		341,961

IT Consulting & Other Services–0.02%

Tempo Acquisition, LLC/Finance Corp., Sr. Unsec. Notes, 6.75%, 06/01/2025(b)	3,000	2,925

Leisure Facilities–0.01%

Six Flags Entertainment Corp., Sr. Unsec. Gtd. Notes, 4.88%, 07/31/2024(b)	2,000	1,964

Leisure Products–0.02%

Mattel, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 12/31/2025(b)	2,000	1,965
Sr. Unsec. Notes, 6.20%, 10/01/2040	2,000	1,690
		3,655

	Principal Amount	Value

Life & Health Insurance–3.58%

American Equity Investment Life Holding Co., Sr. Unsec. Global Notes, 5.00%, 06/15/2027	$40,000	$38,827
Athene Holding Ltd., Sr. Unsec. Notes, 4.13%, 01/12/2028	90,000	84,201
Dai-ichi Life Insurance Co., Ltd. (The) (Japan), Jr. Unsec. Sub. Notes, 4.00%(b)(c)	200,000	187,000
MetLife, Inc., Series C, Jr. Unsec. Sub. Global Notes, 5.25%(c)	65,000	66,008
Series D, Jr. Unsec. Sub. Global Notes, 5.88%(c)	49,000	50,225
Nationwide Financial Services, Inc., Sr. Unsec. Notes, 5.38%, 03/25/2021(b)	165,000	170,787
Pacific Life Insurance Co., Unsec. Sub. Notes, 4.30%, 10/24/2067(b)	40,000	36,068
		633,116

Life Sciences Tools & Services–0.01%

Charles River Laboratories International, Inc., Sr. Unsec. Gtd. Notes, 5.50%, 04/01/2026(b)	2,000	2,035

Managed Health Care–0.53%

Centene Corp., Sr. Unsec. Notes, 5.38%, 06/01/2026(b)	4,000	4,110
Cigna Corp., Sr. Unsec. Notes, 4.50%, 03/15/2021	45,000	45,940
Molina Healthcare, Inc., Sr. Unsec. Gtd. Notes, 4.88%, 06/15/2025(b)	1,000	987
UnitedHealth Group Inc., Sr. Unsec. Global Notes, 3.75%, 07/15/2025	35,000	35,185
WellCare Health Plans, Inc., Sr. Unsec. Notes, 5.25%, 04/01/2025	5,000	5,094
Sr. Unsec. Notes, 5.38%, 08/15/2026(b)	2,000	2,040
		93,356

Metal & Glass Containers–0.06%

Ball Corp., Sr. Unsec. Gtd. Global Notes, 5.25%, 07/01/2025	3,000	3,112
Berry Global, Inc., Sec. Gtd. Second Lien Global Notes, 6.00%, 10/15/2022	2,000	2,068
Flex Acquisition Co., Inc., Sr. Unsec. Notes, 7.88%, 07/15/2026(b)	4,000	3,960
OI European Group B.V., Sr. Unsec. Gtd. Notes, 4.00%, 03/15/2023(b)	2,000	1,905
		11,045

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

Movies & Entertainment–0.02%

AMC Entertainment Holdings, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.75%, 06/15/2025	$3,000	$2,882

Multi-Line Insurance–1.19%

AIG Global Funding, Sr. Sec. First Lien Notes, 2.70%, 12/15/2021(b)	42,000	40,850
American Financial Group, Inc., Sr. Unsec. Notes, 3.50%, 08/15/2026	20,000	18,641
Fairfax Financial Holdings Ltd. (Canada), Sr. Unsec. Notes, 4.85%, 04/17/2028(b)	35,000	34,652
Massachusetts Mutual Life Insurance Co., Unsec. Sub. Notes, 4.90%, 04/01/2077(b)	15,000	14,815
Nationwide Mutual Insurance Co., Unsec. Sub. Notes, 4.95%, 04/22/2044(b)	100,000	100,905
		209,863

Multi-Utilities–0.57%

CenterPoint Energy, Inc., Series A, Jr. Unsec. Sub. Notes, 6.13%(c)	99,000	100,856

Office REITs–0.36%

Alexandria Real Estate Equities, Inc., Sr. Unsec. Gtd. Global Notes, 3.95%, 01/15/2027	40,000	38,623
Hudson Pacific Properties, L.P., Sr. Unsec. Gtd. Notes, 3.95%, 11/01/2027	27,000	25,169
		63,792

Office Services & Supplies–0.50%

Pitney Bowes Inc., Sr. Unsec. Global Notes, 3.88%, 10/01/2021	55,000	52,731
4.95%, 04/01/2023	39,000	35,598
		88,329

Oil & Gas Drilling–0.08%

Ensco PLC, Sr. Unsec. Global Notes, 7.75%, 02/01/2026	4,000	3,985
Noble Holding International Ltd., Sr. Unsec. Gtd. Global Notes, 7.75%, 01/15/2024	4,000	3,990
Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 5.25%, 11/15/2024	2,000	1,920
6.50%, 12/15/2021	2,000	2,040
Transocean Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 04/15/2031	2,000	1,915
		13,850

Oil & Gas Equipment & Services–0.04%

Archrock Partners, L.P./Archrock Partners Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 10/01/2022	2,000	2,028
SESI, L.L.C., Sr. Unsec. Gtd. Global Notes, 7.13%, 12/15/2021	2,000	2,033

	Principal Amount	Value

Oil & Gas Equipment & Services–(continued)

Weatherford International Ltd., Sr. Unsec. Gtd. Notes, 6.50%, 08/01/2036	$2,000	$1,515
8.25%, 06/15/2023	2,000	1,900
		7,476

Oil & Gas Exploration & Production–1.07%

Antero Resources Corp., Sr. Unsec. Gtd. Global Notes, 5.63%, 06/01/2023	2,000	2,052
Ascent Resources Utica Holdings, LLC /ARU Finance Corp., Sr. Unsec. Notes, 10.00%, 04/01/2022(b)	2,000	2,265
Callon Petroleum Co., Sr. Unsec. Gtd. Global Notes, 6.13%, 10/01/2024	2,000	2,045
Concho Resources Inc., Sr. Unsec. Gtd. Global Notes, 4.38%, 01/15/2025	52,000	52,401
Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 09/15/2022	56,000	56,873
EP Energy LLC/Everest Acquisition Finance Inc., Sr. Sec. Gtd. First Lien Notes, 8.00%, 11/29/2024(b)	2,000	2,025
Gulfport Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 10/15/2024	4,000	3,920
Jagged Peak Energy LLC, Sr. Unsec. Gtd. Notes, 5.88%, 05/01/2026(b)	6,000	5,985
Newfield Exploration Co., Sr. Unsec. Global Notes, 5.63%, 07/01/2024	3,000	3,176
NGPL PipeCo. LLC, Sr. Unsec. Notes, 4.38%, 08/15/2022(b)	13,000	13,162
Sr. Unsec. Bonds, 4.88%, 08/15/2027(b)	21,000	20,974
Oasis Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 01/15/2023	2,000	2,038
QEP Resources, Inc., Sr. Unsec. Global Notes, 5.25%, 05/01/2023	2,000	1,958
5.63%, 03/01/2026	2,000	1,920
Sr. Unsec. Notes, 6.88%, 03/01/2021	2,000	2,110
Range Resources Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 07/01/2022	2,000	2,045
SM Energy Co., Sr. Unsec. Global Notes, 6.13%, 11/15/2022	2,000	2,070
Southwestern Energy Co., Sr. Unsec. Gtd. Global Notes, 7.50%, 04/01/2026	2,000	2,105
7.75%, 10/01/2027	3,000	3,180
Whiting Petroleum Corp., Sr. Unsec. Gtd. Global Notes, 6.25%, 04/01/2023	2,000	2,074
WildHorse Resource Development Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/2025	3,000	3,112
WPX Energy Inc., Sr. Unsec. Notes, 5.25%, 09/15/2024	2,000	2,024
		189,514

Oil & Gas Refining & Marketing–0.02%

Parkland Fuel Corp. (Canada), Sr. Unsec. Notes, 6.00%, 04/01/2026(b)	2,000	2,010

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

Oil & Gas Refining & Marketing–(continued)

Sunoco LP/Sunoco Finance Corp., Sr. Unsec. Gtd. Notes, 4.88%, 01/15/2023(b)	$2,000	$1,985
		3,995

Oil & Gas Storage & Transportation–6.01%

Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates), Sr. Sec. Notes, 3.65%, 11/02/2029(b)	200,000	190,150
Antero Midstream Partners LP/Antero Midstream Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 09/15/2024	2,000	2,022
Buckeye Partners, L.P., Sr. Unsec. Global Notes, 5.60%, 10/15/2044	51,000	47,580
Energy Transfer Equity, L.P., Sr. Sec. First Lien Notes, 5.88%, 01/15/2024	2,000	2,110
Energy Transfer Partners, L.P., Sr. Unsec. Gtd. Global Notes, 4.65%, 06/01/2021	26,000	26,640
Series A, Jr. Unsec. Sub. Global Notes, 6.25%(c)	223,000	215,056
Series B, Jr. Unsec. Sub. Global Notes, 6.63%(c)	93,000	89,222
Enterprise Products Operating LLC, Series D, Jr. Unsec. Gtd. Sub. Deb., 4.88%, 08/16/2077	42,000	40,017
Holly Energy Partners L.P./Holly Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 08/01/2024(b)	2,000	2,055
MPLX LP, Sr. Unsec. Global Notes, 4.90%, 04/15/2058	15,000	13,609
5.50%, 02/15/2023	92,000	93,967
Plains All American Pipeline, L.P., Series B, Jr. Unsec. Sub. Notes, 6.13%(c)	181,000	176,701
SemGroup Corp./ Rose Rock Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.63%, 11/15/2023	2,000	1,950
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Global Bonds, 5.13%, 02/01/2025	2,000	2,020
5.25%, 05/01/2023	69,000	70,121
Sr. Unsec. Gtd. Notes, 5.88%, 04/15/2026(b)	2,000	2,072
Willaims Cos., Inc. (The), Sr. Unsec. Notes, 4.13%, 11/15/2020	83,000	84,014
Sr. Unsec. Global Notes, 4.55%, 06/24/2024	4,000	4,068
		1,063,374

	Principal Amount	Value

Other Diversified Financial Services–0.42%

Football Trust V, Sec. Pass Through Ctfs., 5.35%, 10/05/2020(b)	$65,868	$68,122
Lions Gate Capital Holdings LLC, Sr. Unsec. Gtd. Notes, 5.88%, 11/01/2024(b)	2,000	2,060
LPL Holdings Inc., Sr. Unsec. Gtd. Notes, 5.75%, 09/15/2025(b)	2,000	1,963
VFH Parent LLC/Orchestra Co-Issuer Inc., Sec. Gtd. Second Lien Notes, 6.75%, 06/15/2022(b)	2,000	2,070
		74,215

Packaged Foods & Meats–0.04%

B&G Foods, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 04/01/2025	2,000	1,922
JBS USA Lux S.A./JBS USA Finance Inc., Sr. Unsec. Gtd. Notes, 5.75%, 06/15/2025(b)	2,000	1,955
Lamb Weston Holdings, Inc., Sr. Unsec. Gtd. Notes, 4.63%, 11/01/2024(b)	4,000	3,930
		7,807

Paper Packaging–0.01%

Plastipak Holdings Inc., Sr. Unsec. Notes, 6.25%, 10/15/2025(b)	2,000	1,835

Paper Products–0.02%

Mercer International Inc. (Canada), Sr. Unsec. Global Notes, 6.50%, 02/01/2024	2,000	2,062
Schweitzer-Mauduit International, Inc., Sr. Unsec. Notes, 6.88%, 10/01/2026(b)	2,000	2,045
		4,107

Pharmaceuticals–0.33%

Bausch Health Cos. Inc., Sr. Sec. Gtd. First Lien Notes, 5.50%, 11/01/2025(b)	4,000	4,008
Elanco Animal Health Inc., Sr. Unsec. Notes, 3.91%, 08/27/2021(b)	31,000	31,049
4.90%, 08/28/2028(b)	18,000	18,301
HLF Financing S.a.r.l., LLC/ Herbalife International, Inc., Sr. Unsec. Gtd. Notes, 7.25%, 08/15/2026(b)	2,000	2,035
Teva Pharmaceutical Finance IV, B.V. (Israel), Sr. Unsec. Gtd. Global Notes, 3.65%, 11/10/2021	2,000	1,939
Teva Pharmaceutical Finance Netherlands III B.V. (Israel), Sr. Unsec. Gtd. Global Notes, 6.00%, 04/15/2024	1,000	1,016
		58,348

Property & Casualty Insurance–0.64%

Allstate Corp. (The), Sr. Unsec. Notes, 4.20%, 12/15/2046	20,000	19,593
Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/07/2087(b)	45,000	52,762

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

Property & Casualty Insurance–(continued)

W.R. Berkley Corp., Sr. Unsec. Notes, 7.38%, 09/15/2019	$40,000	$41,610
		113,965

Publishing–0.29%

Meredith Corp., Sr. Unsec. Gtd. Notes, 6.88%, 02/01/2026(b)	50,000	51,375

Railroads–0.11%

Kenan Advantage Group Inc. (The), Sr. Unsec. Notes, 7.88%, 07/31/2023(b)	2,000	2,079
Norfolk Southern Corp, Sr. Unsec. Global Notes, 5.10%, 08/01/2118	18,000	17,821
		19,900

Regional Banks–0.90%

CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/01/2023	2,000	2,045
Fifth Third Bancorp, Unsec. Sub. Notes, 4.30%, 01/16/2024	55,000	55,746
First Niagara Financial Group Inc., Unsec. Sub. Notes, 7.25%, 12/15/2021	35,000	38,608
Huntington Bancshares, Inc., Series E, Jr. Unsec. Sub. Global Notes, 5.70%(c)	31,000	30,787
Synovus Financial Corp., Sr. Unsec. Global Notes, 3.13%, 11/01/2022	33,000	31,735
		158,921

Reinsurance–0.17%

Reinsurance Group of America, Inc., Sr. Unsec. Medium-Term Notes, 4.70%, 09/15/2023	30,000	30,842

Residential REITs–0.65%

Essex Portfolio L.P., Sr. Unsec. Gtd. Global Notes, 3.63%, 08/15/2022	115,000	114,104

Restaurants–0.61%

1011778 BC ULC/ New Red Finance, Inc. (Canada), Sec. Gtd. Second Lien Notes, 5.00%, 10/15/2025(b)	6,000	5,760
Sr. Sec. Gtd. First Lien Notes, 4.63%, 01/15/2022(b)	32,000	32,200
Aramark Services, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 04/01/2025(b)	2,000	2,012
Carrols Restaurant Group, Inc., Sec. Gtd. Second Lien Global Notes, 8.00%, 05/01/2022	2,000	2,088
Darden Restaurants, Inc., Sr. Unsec. Global Notes, 4.55%, 02/15/2048	15,000	14,085
IRB Holding Corp., Sr. Unsec. Gtd. Notes, 6.75%, 02/15/2026(b)	50,000	49,125

	Principal Amount	Value

Restaurants–(continued)

KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsec. Gtd. Notes, 4.75%, 06/01/2027(b)	$2,000	$1,928
		107,198

Retail REITs–0.07%

Brixmor Operating Partnership LP, Sr. Unsec. Global Notes, 3.25%, 09/15/2023	13,000	12,472

Security & Alarm Services–0.01%

Brink’s Co. (The), Sr. Unsec. Gtd. Notes, 4.63%, 10/15/2027(b)	2,000	1,850

Semiconductors–0.18%

Analog Devices, Inc., Sr. Unsec. Global Notes, 3.13%, 12/05/2023	30,000	29,036
Micron Technology, Inc., Sr. Unsec. Global Notes, 5.50%, 02/01/2025	2,000	2,078
		31,114

Soft Drinks–0.32%

Keurig Dr Pepper Inc., Sr. Unsec. Gtd. Notes, 3.55%, 05/25/2021(b)	39,000	38,954
4.06%, 05/25/2023(b)	18,000	18,041
		56,995

Sovereign Debt–0.46%

Argentine Republic Government International Bond (Argentina), Sr. Unsec. Global Notes, 4.63%, 01/11/2023	9,000	7,624
7.13%, 06/28/2117	1,000	781
Hungary Government International Bond (Hungary), Sr. Unsec. Global Notes, 5.38%, 03/25/2024	28,000	30,035
Mexico Government International Bond (Mexico), Sr. Unsec. Global Notes, 4.00%, 10/02/2023	14,000	14,111
Peruvian Government International Bond (Peru), Sr. Unsec. Global Bonds, 4.13%, 08/25/2027	8,000	8,268
Uruguay Government International Bond (Uruguay), Sr. Unsec. Global Notes, 4.38%, 10/27/2027	20,000	20,413
		81,232

Specialized Consumer Services–0.03%

ServiceMaster Co., LLC (The), Sr. Unsec. Gtd. Notes, 5.13%, 11/15/2024(b)	2,000	1,979
Sr. Unsec. Notes, 7.45%, 08/15/2027	3,000	3,169
		5,148

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

Specialized Finance–2.87%

AerCap Global Aviation Trust (Ireland), Jr. Unsec. Gtd. Sub. Notes, 6.50%, 06/15/2045(b)	$235,000	$245,575
Air Lease Corp., Sr. Unsec. Global Notes, 3.00%, 09/15/2023	64,000	60,827
3.38%, 06/01/2021	60,000	59,647
3.88%, 04/01/2021	85,000	85,516
Aircastle Ltd.,, Sr. Unsec. Notes, 5.00%, 04/01/2023	2,000	2,056
5.50%, 02/15/2022	2,000	2,080
Aviation Capital Group LLC, Sr. Unsec. Floating Rate Notes, 3.01% (3 mo. USD LIBOR + 0.67%), 07/30/2021(b)(d)	22,000	22,086
Sr. Unsec. Notes, 4.13%, 08/01/2025(b)	31,000	30,483
		508,270

Specialized REITs–0.54%

Crown Castle International Corp., Sr. Unsec. Global Bonds, 3.80%, 02/15/2028	57,000	54,130
Equinix Inc., Sr. Unsec. Notes, 5.88%, 01/15/2026	5,000	5,156
GLP Capital LP/GLP Financing II Inc., Sr. Unsec. Gtd. Notes, 5.38%, 04/15/2026	2,000	2,036
Iron Mountain Inc., Sr. Unsec. Gtd. Notes, 6.00%, 08/15/2023	2,000	2,056
Iron Mountain US Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.38%, 06/01/2026(b)	2,000	1,894
Rayonier A.M. Products Inc., Sr. Unsec. Gtd. Notes, 5.50%, 06/01/2024(b)	4,000	3,871
Regency Centers, L.P., Sr. Unsec. Gtd. Notes, 4.13%, 03/15/2028	25,000	24,602
SBA Communications Corp., Sr. Unsec. Global Notes, 4.88%, 09/01/2024	2,000	1,983
		95,728

Specialty Chemicals–2.32%

Ashland LLC, Sr. Unsec. Gtd. Global Notes, 4.75%, 08/15/2022	2,000	2,026
Platform Specialty Products Corp., Sr. Unsec. Gtd. Notes, 5.88%, 12/01/2025(b)	2,000	1,983
Sasol Financing USA LLC, Sr. Unsec. Gtd. Global Notes, 5.88%, 03/27/2024	200,000	203,970
6.50%, 09/27/2028	200,000	202,886
		410,865

	Principal Amount	Value

Steel–0.13%

ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 7.00%, 10/15/2039	$2,000	$2,331
Cleveland-Cliffs Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 03/01/2025	2,000	1,952
Steel Dynamics, Inc., Sr. Unsec. Gtd. Global Notes, 5.13%, 10/01/2021	15,000	15,184
United States Steel Corp., Sr. Unsec. Global Notes, 6.88%, 08/15/2025	3,000	3,079
		22,546

Systems Software–0.39%

Microsoft Corp., Sr. Unsec. Global Notes, 4.25%, 02/06/2047	24,000	25,218
VMware, Inc., Sr. Unsec. Global Notes, 2.30%, 08/21/2020	45,000	44,132
		69,350

Technology Distributors–0.20%

Avnet, Inc., Sr. Unsec. Global Notes, 4.63%, 04/15/2026	35,000	34,808

Technology Hardware, Storage & Peripherals–0.96%

Apple Inc., Sr. Unsec. Global Notes, 4.25%, 02/09/2047	20,000	20,427
Dell International LLC/ EMC Corp., Sr. Sec. Gtd. First Lien Notes, 6.02%, 06/15/2026(b)	62,000	66,126
8.35%, 07/15/2046(b)	61,000	75,971
Sr. Unsec. Gtd. Notes, 7.13%, 06/15/2024(b)	6,000	6,446
		168,970

Trading Companies & Distributors–0.06%

BMC East, LLC, Sr. Sec. Gtd. First Lien Notes, 5.50%, 10/01/2024(b)	4,000	3,875
H&E Equipment Services, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 09/01/2025	2,000	2,000
Herc Rentals Inc., Sec. Gtd. Second Lien Notes, 7.75%, 06/01/2024(b)	2,000	2,162
United Rentals North America, Inc., Sr. Unsec. Gtd. Notes, 5.50%, 05/15/2027	2,000	1,983
		10,020

Trucking–0.16%

DAE Funding LLC (United Arab Emirates),, Sr. Unsec. Gtd. Notes, 4.00%, 08/01/2020(b)	12,000	11,895
4.50%, 08/01/2022(b)	17,000	16,618
		28,513

Wireless Telecommunication Services–2.43%

Sprint Communications Inc., Sr. Unsec. Gtd. Notes, 7.00%, 03/01/2020(b)	8,000	8,320
Sprint Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 09/15/2021	3,000	3,176

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

Wireless Telecommunication Services–(continued)

Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Sr. Sec. Gtd. First Lien Notes, 4.74%, 09/20/2029(b)	$200,000	$200,410
5.15%, 09/20/2029(b)	209,000	210,547
T-Mobile USA, Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 03/01/2025	6,000	6,266
		428,719
Total Bonds & Notes (Cost $11,357,610)		11,229,879

U.S. Government Sponsored Agency Mortgage-Backed Securities–18.78%

Collateralized Mortgage Obligations–0.16%

Freddie Mac Whole Loan Securities Trust, 3.50%, 05/25/2047	28,254	28,086

Federal Home Loan Mortgage Corp. (FHLMC)–3.52%

Pass Through Ctfs., 6.50%, 07/01/2031 to 08/01/2032	1,421	1,573
Pass Through Ctfs., TBA, 3.50%, 10/11/2048(f)	488,000	480,203
4.00%, 10/11/2048(f)	140,000	141,372
		623,148

Federal National Mortgage Association (FNMA)–11.95%

Pass Through Ctfs., 5.00%, 11/01/2018	79	81
7.50%, 04/01/2029	1,055	1,119
3.50%, 12/01/2030	47,770	48,143
6.50%, 09/01/2031	785	870
7.00%, 09/01/2032	5,063	5,280
Pass Through Ctfs., TBA, 2.50%, 10/16/2033(f)	291,000	280,798
3.00%, 10/16/2033 to 10/11/2048(f)	829,000	804,871
3.50%, 10/16/2033 to 10/11/2048(f)	657,000	649,958
4.00%, 10/11/2048(f)	320,000	323,142
		2,114,262

Government National Mortgage Association (GNMA)–3.15%

Pass Through Ctfs., 7.50%, 06/15/2023	1,558	1,626
8.50%, 11/15/2024	893	896
7.00%, 07/15/2031 to 08/15/2031	1,007	1,118
6.50%, 11/15/2031 to 03/15/2032	2,197	2,411
6.00%, 11/15/2032	1,167	1,283
Pass Through Ctfs., TBA, 3.00%, 10/18/2048(f)	345,000	334,158
4.00%, 10/18/2048(f)	212,000	215,598
		557,090
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $3,346,359)		3,322,586

	Principal Amount	Value

Asset-Backed Securities–11.89%

Adjustable Rate Mortgage Trust, Series 2004-2, Class 6A1, Variable Rate Pass Through Ctfs., 4.26%, 02/25/2035(g)	$15,377	$15,508
Angel Oak Mortgage Trust LLC, Series 2017-3, Class A1, Variable Rate Pass Through Ctfs., 2.71%, 11/25/2047(b)(g)	31,318	31,181
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class AS, Variable Rate Pass Through Ctfs., 3.99%, 09/15/2048(g)	70,000	69,837
CarMax Auto Owner Trust, Series 2018-3, Class D, Pass Through Ctfs., 3.91%, 01/15/2025	26,000	25,906
CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class A, Floating Rate Pass Through Ctfs., 2.95% (1 mo. USD LIBOR + 0.79%), 07/15/2032(b)(d)	100,000	100,230
Series 2017-BIOC, Class C, Floating Rate Pass Through Ctfs., 3.21% (1 mo. USD LIBOR + 1.05%), 07/15/2032(b)(d)	100,000	100,089
Series 2017-BIOC, Class D, Floating Rate Pass Through Ctfs., 3.76% (1 mo. USD LIBOR + 1.60%), 07/15/2032(b)(d)	100,000	100,128
Chase Mortgage Trust, Series 2016-1, Class M3, Variable Rate Pass Through Ctfs., 3.75%, 04/25/2045(b)(g)	66,877	65,224
Series 2016-2, Class M3, Variable Rate Pass Through Ctfs., 3.75%, 12/25/2045(b)(g)	74,181	71,859
Commercial Mortgage Trust, Series 2016-GCT, Class B, Pass Through Ctfs., 3.09%, 08/10/2029(b)	100,000	98,099
Series 2015-CR25, Class B, Variable Rate Pass Through Ctfs., 4.70%, 08/10/2048(g)	72,000	74,035
Series 2015-CR23, Class CMB, Variable Rate Pass Through Ctfs., 3.81%, 05/10/2048(b)(g)	150,000	150,240
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR5, Class 3A1, Variable Rate Pass Through Ctfs., 4.12%, 06/25/2034(g)	25,868	26,219
CSWF, Series 2018-TOP, Class B, Floating Rate Pass Through Ctfs., 3.36% (1 mo. USD LIBOR + 1.30%), 08/15/2035(b)(d)	100,000	100,186
DB Master Finance LLC, Series 2015-1A, Class A2II, Pass Through Ctfs., 3.98%, 02/20/2045(b)	66,585	66,670
GMACM Mortgage Loan Trust, Series 2006-AR1, Class 1A1, Variable Rate Pass Through Ctfs., 3.81%, 04/19/2036(g)	71,826	67,360

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

HMH Trust, Series 2017-NSS, Class A, Pass Through Ctfs., 3.06%, 07/05/2031(b)	$100,000	$96,707
Invitation Homes Trust, Series 2017-SFR2, Class C, Floating Rate Pass Through Ctfs., 3.61% (1 mo. USD LIBOR + 1.45%), 12/17/2036(b)(d)	100,000	100,556
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 3A, Variable Rate Pass Through Ctfs., 3.97%, 11/25/2035(g)	17,495	17,665
Morgan Stanley Capital I Trust, Series 2006-HQ10, Class AJ, Variable Rate Pass Through Ctfs., 5.39%, 11/12/2041(g)	13,038	13,000
Series 2017-CLS, Class A, Floating Rate Pass Through Ctfs., 2.86% (1 mo. USD LIBOR + 0.70%), 11/15/2034(b)(d)	99,000	98,966
Series 2017-CLS, Class B, Floating Rate Pass Through Ctfs., 3.01% (1 mo. USD LIBOR + 0.85%), 11/15/2034(b)(d)	49,000	49,014
Series 2017-CLS, Class C, Floating Rate Pass Through Ctfs., 3.16% (1 mo. USD LIBOR + 1.00%), 11/15/2034(b)(d)	33,000	33,009
Starwood Waypoint Homes Trust, Series 2017-1, Class D, Floating Rate Pass Through Ctfs., 4.11% (1 mo. USD LIBOR + 1.95%), 01/17/2035(b)(d)	100,000	100,703
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 3A2, Variable Rate Pass Through Ctfs., 4.33%, 09/25/2034(g)	19,293	19,152
Structured Asset Securities Corp., Series 2003-34A, Class 5A5, Variable Rate Pass Through Ctfs., 4.10%, 11/25/2033(g)	75,939	76,574
Thornburg Mortgage Securities Trust, Series 2005-1, Class A3, Variable Rate Pass Through Ctfs., 3.57%, 04/25/2045(g)	69,910	70,596
Series 2005-2, Class A1, Variable Rate Pass Through Ctfs., 3.61%, 07/25/2045(g)	31,973	31,327

	Principal Amount	Value

Towd Point Mortgage Trust, Series 2017-2, Class A1, Variable Rate Pass Through Ctfs., 2.75%, 04/25/2057(b)(g)	$70,941	$69,709
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1, Variable Rate Pass Through Ctfs., 3.76%, 12/25/2034(g)	24,552	25,152
Wendys Funding LLC, Series 2018-1A, Class A2II, Pass Through Ctfs., 3.88%, 03/15/2048(b)	59,550	57,236
WFRBS Commercial Mortgage Trust, Series 2012-C6, Class B, Pass Through Ctfs., 4.70%, 04/15/2045	80,000	81,844
Total Asset-Backed Securities (Cost $2,118,021)		2,103,981

U.S. Treasury Securities–5.70%

U.S. Treasury Bills–0.14%

1.34%, 01/24/2019 (h)(i)	25,000	24,824

U.S. Treasury Notes–3.86%

2.75%, 09/15/2021	800	797
2.75%, 08/31/2023	90,100	89,328
2.75%, 08/31/2025	286,300	281,653
2.88%, 08/15/2028	315,900	311,155
		682,933

U.S. Treasury Bonds–1.70%

3.13%, 05/15/2048	305,200	301,051
Total U.S. Treasury Securities (Cost $1,023,264)		1,008,808

	Shares

Preferred Stocks–1.95%

Diversified Banks–0.83%

Wells Fargo & Co., Class A, Series L, $75.00 Conv. Pfd.	114	147,160

Investment Banking & Brokerage–0.78%

Morgan Stanley, Series F, 6.88% Pfd.	5,000	136,900

Regional Banks–0.04%

SunTrust Banks, Inc., Series G, 5.05% Pfd.	7,000	6,930

Reinsurance–0.30%

Reinsurance Group of America, Inc., 6.20% Pfd.	2,000	53,340
Total Preferred Stocks (Cost $326,887)		344,330

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

Municipal Obligations–0.34%
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J); Series 2010 A, Taxable Build America RB, 6.64%, 04/01/2057 (Cost $50,000)	$50,000	$59,135

Variable Rate Senior Loan Interests–0.34%(j)

Food Retail–0.34%

Albertson’s LLC, Term Loan B-4, 4.83% (1 mo. USD LIBOR + 2.75%), 08/25/2021 (Cost $58,292)	60,238	60,369

	Shares

Common Stocks & Other Equity Interests–0.00%

Broadcasting–0.00%

Adelphia Recovery Trust -Series ACC-1 (k)	87,412	44

Diversified Support Services–0.00%

ACC Claims Holdings, LLC (l)	73,980	666
Total Common Stocks & Other Equity Interests (Cost $22,181)		710

Money Market Funds–10.58%

Invesco Government & Agency Portfolio –Institutional Class, 1.97% (m)	653,422	653,422
Invesco Liquid Assets Portfolio –Institutional Class, 2.15% (m)	471,395	471,536
Invesco Treasury Portfolio –Institutional Class, 1.97% (m)	746,768	746,768
Total Money Market Funds (Cost $1,871,696)		1,871,726
TOTAL INVESTMENTS IN SECURITIES–113.06% (Cost $20,174,310)		20,001,524
OTHER ASSETS LESS LIABILITIES–(13.06)%		(2,310,699)
NET ASSETS–100.00%		$17,690,825

Investment Abbreviations:

Conv.	— Convertible
Ctfs.	— Certificates
Deb.	— Debentures
Gtd.	— Guaranteed
Jr.	— Junior
LIBOR	— London Interbank Offered Rate
Pfd.	— Preferred
PIK	— Pay-in-Kind
RB	— Revenue Bonds
REIT	— Real Estate Investment Trust
Sec.	— Secured
Sr.	— Senior
Sub.	— Subordinated
TBA	— To Be Announced
Unsec.	— Unsecured
USD	— U.S. Dollar

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Plus Bond Fund

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2018 was $5,352,433, which represented 30.26% of the Fund’s Net Assets.

(c)	Perpetual bond with no specified maturity date.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2018.

(e)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.

(f)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1H.

(g)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on September 30, 2018.

(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(i)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1G.

(j)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act, and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the LIBOR, on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(k)	Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.

(l)	Non-income producing security.

(m)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2018.

Open Futures Contracts
	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Long Futures Contracts
U.S. Treasury 2 Year Notes	4	December-2018	$842,938	$(2,320)	$(2,320)
U.S. Treasury 5 Year Notes	3	December-2018	337,430	(2,765)	(2,765)
U.S. Treasury 10 Year Notes	2	December-2018	237,563	(2,864)	(2,864)
U.S. Treasury Long Bonds	3	December-2018	421,500	(11,726)	(11,726)
U.S. Treasury Ultra Bonds	3	December-2018	462,844	(16,859)	(16,859)
Subtotal—Long Futures Contracts				(36,534)	(36,534)
Short Futures Contracts
U.S. Treasury 10 Year Ultra Bonds	9	December-2018	(1,134,000)	14,955	14,955
Total Futures Contracts —Interest Rate Risk				$(21,579)	$(21,579)

Open Forward Foreign Currency Contracts—Currency Risk

Settlement		Contract to				Unrealized
Date	Counterparty	Deliver		Receive		Appreciation
11/30/2018	Barclays Bank PLC	EUR	101,288	USD	119,524	$ 1,379

Abbreviations:

EUR	—	Euro

USD	—	U.S. Dollar

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Plus Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer

Invesco V.I. Core Plus Bond Fund

A.

Security Valuations – (continued) specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Lower-Rated Securities – The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

E.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts

Invesco V.I. Core Plus Bond Fund

E.

Foreign Currency Translations – (continued) actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.    Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.    These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities.    When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

H.

Dollar Rolls and Forward Commitment Transactions - The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate.    The Fund will segregate liquid assets in an amount equal to its dollar roll commitments. Dollar roll transactions may be considered borrowings under the 1940 Act.

Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.

I.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

Invesco V.I. Core Plus Bond Fund

J.

Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended September 30, 2018, there were no material transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Bonds & Notes	$—	$11,229,879	$—	$11,229,879
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	3,322,586	—	3,322,586
Asset-Backed Securities	—	2,103,981	—	2,103,981
U.S. Treasury Securities	—	1,008,808	—	1,008,808
Preferred Stocks	337,400	6,930	—	344,330
Municipal Obligations	—	59,135	—	59,135
Variable Rate Senior Loan Interests	—	60,369	—	60,369
Common Stocks & Other Equity Interests	—	44	666	710
Money Market Funds	1,871,726	—	—	1,871,726
Total Investments in Securities	2,209,126	17,791,732	666	20,001,524
Other Investments – Assets*
Forward Foreign Currency Contracts	—	1,379	—	1,379
Futures Contracts	14,955	—	—	14,955
	14,955	1,379		16,334
Other Investments – Liabilities*
Futures Contracts	(36,534)	—	—	(36,534)
Total Other Investments	(21,579)	1,379	—	(20,200)
Total Investments	$2,187,547	$17,793,111	$666	$19,981,324
*	Unrealized appreciation (depreciation).

Invesco V.I. Core Plus Bond Fund

NOTE 3 — Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of September 30, 2018:

	Value
Derivative Assets	Currency Risk	Interest Rate Risk	Total
Unrealized appreciation on futures contracts—Exchange-Traded	$—	$14,955	$14,955
Unrealized appreciation on forward foreign currency contracts outstanding	1,379	—	1,379
Total Derivative Assets	1,379	14,955	16,334
Derivatives not subject to master netting agreements	—	(14,955)	(14,955)
Total Derivative Assets subject to master netting agreements	1,379	$—	$1,379

	Value
Derivative Liabilities	Currency Risk	Interest Rate Risk	Total
Unrealized depreciation on futures contracts—Exchange-Traded	$—	$(36,534)	$(36,534)
Derivatives not subject to master netting agreements	—	36,534	36,534
Total Derivative Liabilities subject to master netting agreements	$—	$—	$—

Effect of Derivative Investments for the nine months ended September 30, 2018

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Currency Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$2,627	$—	$2,627
Futures contracts	—	(83,863)	(83,863)
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	3,701	—	3,701
Futures contracts	—	(17,769)	(17,769)
Total	$6,328	$(101,632)	$(95,304)

The table below summarizes the average notional value of forward foreign currency contracts and futures contracts outstanding during the period.

	Forward Foreign Currency Contracts	Futures Contracts
Average notional value	$147,595	$ 3,637,471

Invesco V.I. Core Plus Bond Fund

Invesco V.I. Diversified Dividend Fund
Quarterly Schedule of Portfolio Holdings September 30, 2018

invesco.com/us	VIDDI-QTR-1 11/18	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2018

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–92.82%

Aerospace & Defense–1.69%

General Dynamics Corp.	36,352	$7,441,982
Raytheon Co.	14,099	2,913,699
		10,355,681

Air Freight & Logistics–1.29%

United Parcel Service, Inc. -Class B	67,615	7,894,051

Apparel Retail–1.36%

TJX Cos., Inc. (The)	74,288	8,321,742

Apparel, Accessories & Luxury Goods–0.73%

Columbia Sportswear Co.	37,608	3,500,177
Tapestry, Inc.	19,909	1,000,825
		4,501,002

Asset Management & Custody Banks–0.48%

Federated Investors, Inc. -Class B	122,390	2,952,047

Brewers–1.59%

Heineken N.V. (Netherlands)	104,375	9,773,287

Construction Machinery & Heavy Trucks–0.21%

Cummins Inc.	8,858	1,293,888

Consumer Finance–1.83%

American Express Co.	105,133	11,195,613

Data Processing & Outsourced Services–1.43%

Automatic Data Processing, Inc.	58,321	8,786,642

Diversified Chemicals–0.20%

BASF SE (Germany)	13,467	1,196,926

Electric Utilities–10.73%

American Electric Power Co., Inc.	126,688	8,979,646
Duke Energy Corp.	108,020	8,643,760
Entergy Corp.	165,260	13,407,544
Exelon Corp.	361,543	15,784,967
PPL Corp.	434,451	12,712,036
SSE PLC (United Kingdom)	420,297	6,277,963
		65,805,916

Electrical Components & Equipment–2.64%

ABB Ltd. (Switzerland)	314,931	7,452,090
Emerson Electric Co.	93,743	7,178,839
nVent Electric PLC (United Kingdom)	57,230	1,554,367
		16,185,296

Fertilizers & Agricultural Chemicals–0.83%

Nutrien Ltd. (Canada)	88,269	5,096,661

Food Distributors–1.57%

Sysco Corp.	131,184	9,609,228

	Shares	Value

General Merchandise Stores–1.71%

Target Corp.	118,568	$10,458,883

Health Care Equipment–0.61%

Stryker Corp.	21,147	3,757,399

Household Products–3.65%

Kimberly-Clark Corp.	87,277	9,918,158
Procter & Gamble Co. (The)	150,148	12,496,818
		22,414,976

Industrial Conglomerates–1.01%

Siemens AG (Germany)	48,508	6,211,156

Industrial Machinery–2.43%

Flowserve Corp.	225,408	12,327,564
Pentair PLC (United Kingdom)	58,692	2,544,298
		14,871,862

Integrated Oil & Gas–5.08%

Royal Dutch Shell PLC -Class B (Netherlands)	119,820	4,193,170
Suncor Energy, Inc. (Canada)	334,376	12,938,577
TOTAL S.A. (France)	216,855	14,001,125
		31,132,872

Integrated Telecommunication Services–5.84%

AT&T Inc.	601,941	20,213,179
BT Group PLC (United Kingdom)	2,577,604	7,569,291
Deutsche Telekom AG (Germany)	497,608	8,022,031
		35,804,501

Motorcycle Manufacturers–1.18%

Harley-Davidson, Inc.	159,902	7,243,561

Multi-Line Insurance–2.62%

Hartford Financial Services Group, Inc. (The)	321,351	16,054,696

Multi-Utilities–5.06%

Consolidated Edison, Inc.	121,727	9,274,380
Dominion Energy, Inc.	175,296	12,319,803
Sempra Energy	82,983	9,439,316
		31,033,499

Oil & Gas Equipment & Services–0.99%

Baker Hughes, a GE Co.	179,814	6,083,108

Oil & Gas Exploration & Production–2.20%

ConocoPhillips	174,507	13,506,842

Packaged Foods & Meats–7.98%

Campbell Soup Co.	221,458	8,112,006
Danone S.A. (France)	66,578	5,155,938
General Mills, Inc.	366,417	15,726,618
Kraft Heinz Co. (The)	110,101	6,067,666

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Dividend Fund

	Shares	Value

Packaged Foods & Meats–(continued)

Mondelez International, Inc. -Class A	196,938	$8,460,456
Nestle S.A. (Switzerland)	65,256	5,436,222
		48,958,906

Paper Packaging–2.24%

Avery Dennison Corp.	27,399	2,968,682
International Paper Co.	130,953	6,436,340
Sonoco Products Co.	78,344	4,348,092
		13,753,114

Personal Products–1.26%

L’Oreal S.A. (France)	32,164	7,744,611

Pharmaceuticals–7.61%

Bayer AG (Germany)	71,356	6,338,694
Bristol-Myers Squibb Co.	191,392	11,881,615
Eli Lilly and Co.	120,933	12,977,320
Johnson & Johnson	44,745	6,182,417
Merck & Co., Inc.	130,865	9,283,563
		46,663,609

Property & Casualty Insurance–1.39%

Travelers Cos., Inc. (The)	65,573	8,505,474

Regional Banks–6.92%

Cullen/Frost Bankers, Inc.	36,252	3,786,159
Fifth Third Bancorp	209,679	5,854,238
KeyCorp	232,107	4,616,608
M&T Bank Corp.	68,049	11,196,782
PNC Financial Services Group, Inc. (The)	54,022	7,357,256
Zions Bancorp., N.A.	192,464	9,652,070
		42,463,113

Restaurants–0.64%

Darden Restaurants, Inc.	35,249	3,919,336

Soft Drinks–2.77%

Coca-Cola Co. (The)	367,882	16,992,469

Specialized REITs–1.40%

Weyerhaeuser Co.	265,178	8,557,294

	Shares	Value

Tobacco–1.65%
Altria Group, Inc.	76,122	$4,590,918
Philip Morris International Inc.	67,872	5,534,283
		10,125,201
Total Common Stocks & Other Equity Interests (Cost $439,733,389)		569,224,462

Money Market Funds–7.39%

Invesco Government & Agency Portfolio –Institutional Class, 1.97% (b)	16,992,583	16,992,583
Invesco Liquid Assets Portfolio –Institutional Class, 2.15% (b)	12,191,147	12,194,805
Invesco Treasury Portfolio –Institutional Class, 1.97% (b)	16,144,029	16,144,029
Total Money Market Funds (Cost $45,329,606)		45,331,417
TOTAL INVESTMENTS IN SECURITIES–100.21% (Cost $485,062,995)		614,555,879
OTHER ASSETS LESS LIABILITIES–(0.21)%		(1,290,770)
NET ASSETS–100.00%		$613,265,109

Investment Abbreviations:

REIT             —Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Dividend Fund

Open Forward Foreign Currency Contracts

						Unrealized
Settlement		Contract to				Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)
10/19/2018	Barclays Bank PLC	EUR	1,419,183	USD	1,657,868	$7,934
10/19/2018	Citibank N.A.	EUR	536,806	USD	631,334	7,247
Subtotal—Appreciation						15,181
10/19/2018	Barclays Bank PLC	USD	1,442,653	EUR	1,240,484	(474)
10/19/2018	Citibank N.A.	EUR	6,879,031	USD	7,911,511	(86,006)
10/19/2018	Goldman Sachs International	EUR	6,879,030	USD	7,914,648	(82,870)
10/19/2018	JP Morgan Chase Bank N.A.	EUR	5,867,958	USD	6,752,823	(69,228)
10/19/2018	Royal Bank of Canada	EUR	1,044,072	USD	1,163,628	(11,838)
Subtotal—Depreciation (250,416)
Total Forward Foreign Currency Contracts—Currency Risk						$(235,235)

Abbreviations:

EUR	—	Euro
USD	—	U.S. Dollar

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Dividend Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco V.I. Diversified Dividend Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

Invesco V.I. Diversified Dividend Fund

E.	Forward Foreign Currency Contracts – (continued)

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended September 30, 2018, there were transfers from Level 1 to Level 2 of $9,773,288 and from Level 2 to Level 1 of $27,085,954, due to foreign fair value adjustments.

Invesco V.I. Diversified Dividend Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$513,215,874	$56,008,588	$—	$569,224,462
Money Market Funds	45,331,417	—	—	45,331,417
Total Investments in Securities	558,547,291	56,008,588	—	614,555,879
Other Investments – Assets*
Forward Foreign Currency Contracts	—	15,181	—	15,181
Other Investments – Liabilities*
Forward Foreign Currency Contracts	—	(250,416)	—	(250,416)
Total Other Investments	—	(235,235)	—	(235,235)
Total Investments	$558,547,291	$55,773,353	$—	$614,320,644
*	Unrealized appreciation (depreciation).

Invesco V.I. Diversified Dividend Fund

Invesco V.I. Equally-Weighted S&P 500 Fund
Quarterly Schedule of Portfolio Holdings September 30, 2018

invesco.com/us	MS-VIEWSP-QTR-1 11/18	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2018

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.02%

Advertising–0.40%

Interpublic Group of Cos., Inc. (The)	25,028	$572,390
Omnicom Group Inc.	8,239	560,417
		1,132,807

Aerospace & Defense–2.61%

Arconic Inc.	25,050	551,351
Boeing Co. (The)	1,579	587,230
General Dynamics Corp.	2,834	580,176
Harris Corp.	3,450	583,774
Huntington Ingalls Industries, Inc.	2,247	575,412
L3 Technologies, Inc.	2,628	558,765
Lockheed Martin Corp.	1,684	582,597
Northrop Grumman Corp.	1,849	586,817
Raytheon Co.	2,797	578,028
Rockwell Collins, Inc.	4,016	564,128
Textron Inc.	8,054	575,619
TransDigm Group, Inc. (b)	1,535	571,481
United Technologies Corp.	4,124	576,576
		7,471,954

Agricultural & Farm Machinery–0.20%

Deere & Co.	3,846	578,169

Agricultural Products–0.20%

Archer-Daniels-Midland Co.	11,358	570,967

Air Freight & Logistics–0.77%

C.H. Robinson Worldwide, Inc.	5,678	555,990
Expeditors International of Washington, Inc.	7,539	554,343
FedEx Corp.	2,224	535,517
United Parcel Service, Inc. -Class B	4,711	550,009
		2,195,859

Airlines–1.00%

Alaska Air Group, Inc.	8,248	567,957
American Airlines Group Inc.	14,302	591,102
Delta Air Lines, Inc.	9,811	567,370
Southwest Airlines Co.	9,104	568,545
United Continental Holdings Inc. (b)	6,292	560,365
		2,855,339

Alternative Carriers–0.19%

CenturyLink Inc.	24,995	529,894

Apparel Retail–1.04%

Foot Locker, Inc.	12,199	621,905
Gap, Inc. (The)	20,460	590,271
L Brands, Inc.	19,619	594,456
Ross Stores, Inc.	5,872	581,915
TJX Cos., Inc. (The)	5,224	585,192
		2,973,739

	Shares	Value

Apparel, Accessories & Luxury Goods–1.43%

Hanesbrands, Inc.	32,130	$592,156
Michael Kors Holdings Ltd. (b)	7,780	533,397
PVH Corp.	4,072	587,997
Ralph Lauren Corp.	4,313	593,253
Tapestry, Inc.	11,381	572,123
Under Armour, Inc. -Class A (b)(c)	15,392	326,618
Under Armour, Inc. -Class C (b)	15,588	303,343
VF Corp.	6,234	582,567
		4,091,454

Application Software–1.58%

Adobe Systems Inc. (b)	2,068	558,257
ANSYS, Inc. (b)	2,998	559,667
Autodesk, Inc. (b)	3,754	586,037
Cadence Design Systems, Inc. (b)	12,286	556,801
Citrix Systems, Inc. (b)	5,059	562,358
Intuit Inc.	2,497	567,818
salesforce.com, inc. (b)	3,608	573,780
Synopsys, Inc. (b)	5,532	545,511
		4,510,229

Asset Management & Custody Banks–1.75%

Affiliated Managers Group, Inc.	3,975	543,462
Ameriprise Financial, Inc.	3,851	568,639
Bank of New York Mellon Corp. (The)	11,003	561,043
BlackRock, Inc.	1,193	562,297
Franklin Resources, Inc.	17,806	541,480
Invesco Ltd. (d)	23,932	547,564
Northern Trust Corp.	5,456	557,221
State Street Corp.	6,511	545,492
T. Rowe Price Group Inc.	5,149	562,168
		4,989,366

Auto Parts & Equipment–0.38%

Aptiv PLC	6,542	548,874
BorgWarner, Inc.	12,667	541,894
		1,090,768

Automobile Manufacturers–0.39%

Ford Motor Co.	60,147	556,360
General Motors Co.	16,412	552,592
		1,108,952

Automotive Retail–0.80%

Advance Auto Parts, Inc.	3,434	578,045
AutoZone, Inc. (b)	758	587,980
CarMax, Inc. (b)	7,058	527,021
O’Reilly Automotive, Inc. (b)	1,677	582,456
		2,275,502

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Biotechnology–1.88%

AbbVie Inc.	5,940	$561,805
Alexion Pharmaceuticals, Inc. (b)	4,807	668,221
Amgen Inc.	2,833	587,252
Biogen Inc. (b)	1,677	592,501
Celgene Corp. (b)	6,520	583,475
Gilead Sciences, Inc.	7,745	597,991
Incyte Corp. (b)	8,347	576,611
Regeneron Pharmaceuticals, Inc. (b)	1,449	585,454
Vertex Pharmaceuticals Inc. (b)	3,174	611,757
		5,365,067

Brewers–0.19%

Molson Coors Brewing Co. -Class B	9,001	553,561

Broadcasting–0.40%

CBS Corp. -Class B	10,176	584,611
Discovery, Inc. -Class A (b)	5,868	187,776
Discovery, Inc. -Class C (b)	12,844	379,926
		1,152,313

Building Products–0.95%

A.O. Smith Corp.	9,574	510,964
Allegion PLC	6,472	586,169
Fortune Brands Home & Security, Inc.	10,285	538,523
Johnson Controls International PLC	14,957	523,495
Masco Corp.	14,882	544,681
		2,703,832

Cable & Satellite–0.59%

Charter Communications, Inc. -Class A (b)	1,786	582,022
Comcast Corp. -Class A	15,378	544,535
DISH Network Corp. -Class A(b)	15,623	558,678
		1,685,235

Casinos & Gaming–0.39%

MGM Resorts International	20,534	573,104
Wynn Resorts Ltd.	4,200	533,652
		1,106,756

Commodity Chemicals–0.19%

Lyondell Chemical Co. , Class A	5,396	553,144

Communications Equipment–1.02%

Arista Networks Inc. (b)	2,095	556,977
Cisco Systems, Inc.	11,991	583,362
F5 Networks, Inc. (b)	2,920	582,306
Juniper Networks, Inc.	20,394	611,208
Motorola Solutions, Inc.	4,483	583,418
		2,917,271

Computer & Electronics Retail–0.20%

Best Buy Co., Inc.	7,250	575,360

Construction & Engineering–0.59%

Fluor Corp.	9,826	570,891
Jacobs Engineering Group Inc.	7,500	573,750

	Shares	Value

Construction & Engineering–(continued)

Quanta Services, Inc. (b)	16,445	$548,934
		1,693,575

Construction Machinery & Heavy Trucks–0.60%

Caterpillar Inc.	3,922	598,066
Cummins Inc.	3,968	579,606
PACCAR Inc.	8,080	550,975
		1,728,647

Construction Materials–0.39%

Martin Marietta Materials, Inc.	2,929	532,932
Vulcan Materials Co.	5,110	568,232
		1,101,164

Consumer Electronics–0.20%

Garmin Ltd.	8,270	579,313

Consumer Finance–0.77%

American Express Co.	5,187	552,364
Capital One Financial Corp.	5,800	550,594
Discover Financial Services	7,287	557,091
Synchrony Financial	17,440	542,035
		2,202,084

Copper–0.20%

Freeport-McMoRan Inc.	41,519	577,944

Data Processing & Outsourced Services–2.58%

Alliance Data Systems Corp.	2,353	555,684
Automatic Data Processing, Inc.	3,853	580,493
Broadridge Financial Solutions, Inc.	4,126	544,426
Fidelity National Information Services, Inc.	5,175	564,437
Fiserv, Inc. (b)	6,987	575,589
FleetCor Technologies Inc. (b)	2,570	585,549
Global Payments Inc.	4,419	562,980
Mastercard Inc. -Class A	2,607	580,344
Paychex, Inc.	7,641	562,760
PayPal Holdings, Inc. (b)	6,261	549,966
Total System Services, Inc.	5,751	567,854
Visa Inc. -Class A	3,844	576,946
Western Union Co. (The)	30,346	578,395
		7,385,423

Department Stores–0.56%

Kohl’s Corp.	7,064	526,621
Macy’s, Inc.	15,670	544,219
Nordstrom, Inc.	8,677	518,972
		1,589,812

Distillers & Vintners–0.40%

Brown-Forman Corp. -Class B	11,395	576,017
Constellation Brands, Inc. -Class A	2,680	577,862
		1,153,879

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Distributors–0.39%

Genuine Parts Co.	5,577	$554,354
LKQ Corp. (b)	17,339	549,126
		1,103,480

Diversified Banks–0.98%

Bank of America Corp.	18,715	551,344
Citigroup Inc.	8,023	575,570
JPMorgan Chase & Co.	5,007	564,990
U.S. Bancorp	10,454	552,076
Wells Fargo & Co.	10,384	545,783
		2,789,763

Diversified Chemicals–0.38%

DowDuPont Inc.	8,287	532,937
Eastman Chemical Co.	5,830	558,048
		1,090,985

Diversified Support Services–0.34%

Cintas Corp.	2,649	523,999
Copart, Inc. (b)	8,767	451,763
		975,762

Drug Retail–0.21%

Walgreens Boots Alliance, Inc.	8,087	589,542

Electric Utilities–2.91%

Alliant Energy Corp.	12,968	552,048
American Electric Power Co., Inc.	7,828	554,849
Duke Energy Corp.	6,956	556,619
Edison International	8,318	562,962
Entergy Corp.	6,785	550,467
Evergy, Inc.	9,840	540,413
Eversource Energy	8,946	549,642
Exelon Corp.	12,894	562,952
FirstEnergy Corp.	15,024	558,442
NextEra Energy, Inc.	3,272	548,387
PG&E Corp. (b)	12,101	556,767
Pinnacle West Capital Corp.	7,073	560,040
PPL Corp.	18,845	551,405
Southern Co. (The)	12,947	564,489
Xcel Energy, Inc.	11,743	554,387
		8,323,869

Electrical Components & Equipment–0.78%

AMETEK, Inc.	7,031	556,293
Eaton Corp. PLC	6,521	565,566
Emerson Electric Co.	7,330	561,332
Rockwell Automation, Inc.	2,966	556,184
		2,239,375

Electronic Components–0.39%

Amphenol Corp. -Class A	5,870	551,898
Corning Inc.	16,114	568,824
		1,120,722

	Shares	Value

Electronic Equipment & Instruments–0.19%

FLIR Systems, Inc.	9,033	$555,258

Electronic Manufacturing Services–0.39%

IPG Photonics Corp. (b)	3,565	556,390
TE Connectivity Ltd.	6,193	544,550
		1,100,940

Environmental & Facilities Services–0.78%

Republic Services, Inc.	7,585	551,126
Rollins, Inc.	9,508	577,041
Stericycle, Inc. (b)	9,186	539,034
Waste Management, Inc.	6,176	558,063
		2,225,264

Fertilizers & Agricultural Chemicals–0.62%

CF Industries Holdings, Inc.	11,025	600,201
FMC Corp.	6,654	580,096
Mosaic Co. (The)	18,460	599,581
		1,779,878

Financial Exchanges & Data–1.31%

Cboe Global Markets, Inc.	5,453	523,270
CME Group Inc. -Class A	3,282	558,629
Intercontinental Exchange, Inc.	7,260	543,702
Moody’s Corp.	3,130	523,336
MSCI Inc.	3,119	553,342
Nasdaq, Inc.	6,264	537,451
S&P Global Inc.	2,660	519,737
		3,759,467

Food Distributors–0.20%

Sysco Corp.	7,728	566,076

Food Retail–0.21%

Kroger Co. (The)	20,445	595,154

Footwear–0.20%

NIKE, Inc. -Class B	6,807	576,689

General Merchandise Stores–0.59%

Dollar General Corp.	5,218	570,328
Dollar Tree, Inc. (b)	6,749	550,381
Target Corp.	6,463	570,101
		1,690,810

Gold–0.20%

Newmont Mining Corp.	18,709	565,012

Health Care Distributors–0.83%

AmerisourceBergen Corp.	6,621	610,589
Cardinal Health, Inc.	10,908	589,032
Henry Schein, Inc. (b)	6,815	579,479
McKesson Corp.	4,420	586,313
		2,365,413

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Health Care Equipment–3.09%

Abbott Laboratories	8,307	$609,402
ABIOMED, Inc. (b)	1,436	645,841
Baxter International Inc.	7,346	566,303
Becton, Dickinson and Co.	2,180	568,980
Boston Scientific Corp. (b)	15,201	585,238
Danaher Corp.	5,333	579,484
Edwards Lifesciences Corp. (b)	3,847	669,763
Hologic, Inc. (b)	14,328	587,161
IDEXX Laboratories, Inc. (b)	2,292	572,221
Intuitive Surgical, Inc. (b)	999	573,426
Medtronic PLC	5,859	576,350
ResMed Inc.	4,975	573,817
Stryker Corp.	3,333	592,207
Varian Medical Systems, Inc. (b)	5,085	569,164
Zimmer Biomet Holdings, Inc.	4,369	574,392
		8,843,749

Health Care Facilities–0.41%

HCA Healthcare, Inc.	4,252	591,538
Universal Health Services, Inc. -Class B	4,515	577,198
		1,168,736

Health Care REITs–0.58%

HCP, Inc.	21,611	568,801
Ventas, Inc.	9,823	534,175
Welltower Inc.	8,558	550,451
		1,653,427

Health Care Services–1.21%

CVS Health Corp.	7,390	581,741
DaVita Inc. (b)	8,030	575,189
Envision Healthcare Corp. (b)	12,470	570,253
Express Scripts Holding Co. (b)	6,190	588,112
Laboratory Corp. of America Holdings (b)	3,285	570,539
Quest Diagnostics Inc.	5,252	566,743
		3,452,577

Health Care Supplies–0.60%

Align Technology, Inc. (b)	1,456	569,616
Cooper Cos., Inc. (The)	2,161	598,921
DENTSPLY SIRONA Inc.	14,793	558,288
		1,726,825

Health Care Technology–0.20%

Cerner Corp. (b)	8,752	563,716

Home Furnishings–0.37%

Leggett & Platt, Inc.	12,249	536,384
Mohawk Industries, Inc. (b)	3,037	532,538
		1,068,922

Home Improvement Retail–0.40%

Home Depot, Inc. (The)	2,718	563,034
Lowe’s Cos., Inc.	4,989	572,837
		1,135,871

	Shares	Value

Homebuilding–0.55%

D.R. Horton, Inc.	13,218	$557,535
Lennar Corp. -Class A	10,819	505,139
PulteGroup Inc.	21,035	521,037
		1,583,711

Hotel & Resort REITs–0.19%

Host Hotels & Resorts Inc.	26,350	555,985

Hotels, Resorts & Cruise Lines–1.01%

Carnival Corp.	8,887	566,724
Hilton Worldwide Holdings Inc.	7,099	573,457
Marriott International Inc. -Class A	4,357	575,255
Norwegian Cruise Line Holdings Ltd. (b)	10,246	588,428
Royal Caribbean Cruises Ltd.	4,395	571,086
		2,874,950

Household Appliances–0.19%

Whirlpool Corp.	4,612	547,675

Household Products–0.98%

Church & Dwight Co., Inc.	9,544	566,627
Clorox Co. (The)	3,754	564,639
Colgate-Palmolive Co.	8,359	559,635
Kimberly-Clark Corp.	4,880	554,563
Procter & Gamble Co. (The)	6,798	565,798
		2,811,262

Housewares & Specialties–0.19%

Newell Brands, Inc.	26,193	531,718

Human Resource & Employment Services–0.20%

Robert Half International, Inc.	7,927	557,902

Hypermarkets & Super Centers–0.40%

Costco Wholesale Corp.	2,414	567,000
Walmart Inc.	6,009	564,305
		1,131,305

Independent Power Producers & Energy Traders–0.41%

AES Corp. (The)	41,948	587,272
NRG Energy, Inc.	15,683	586,544
		1,173,816

Industrial Conglomerates–0.77%

3M Co.	2,733	575,871
General Electric Co.	44,825	506,074
Honeywell International Inc.	3,441	572,582
Roper Technologies, Inc.	1,828	541,472
		2,195,999

Industrial Gases–0.40%

Air Products and Chemicals, Inc.	3,370	562,958
Praxair, Inc.	3,619	581,682
		1,144,640

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Industrial Machinery–1.96%

Dover Corp.	6,423	$568,628
Flowserve Corp.	10,227	559,314
Fortive Corp.	6,534	550,163
Illinois Tool Works Inc.	3,922	553,473
Ingersoll-Rand PLC	5,496	562,241
Parker-Hannifin Corp.	3,036	558,411
Pentair PLC (United Kingdom)	12,897	559,085
Snap-on Inc.	3,048	559,613
Stanley Black & Decker Inc.	3,831	561,012
Xylem, Inc.	7,023	560,927
		5,592,867

Industrial REITs–0.40%

Duke Realty Corp.	19,776	561,045
Prologis, Inc.	8,454	573,097
		1,134,142

Insurance Brokers–0.78%

Aon PLC	3,739	574,983
Arthur J. Gallagher & Co.	7,589	564,925
Marsh & McLennan Cos., Inc.	6,526	539,831
Willis Towers Watson PLC	3,867	545,015
		2,224,754

Integrated Oil & Gas–0.62%

Chevron Corp.	4,841	591,958
Exxon Mobil Corp.	6,854	582,727
Occidental Petroleum Corp.	7,326	601,977
		1,776,662

Integrated Telecommunication Services–0.39%

AT&T Inc.	16,915	568,006
Verizon Communications Inc.	10,418	556,217
		1,124,223

Interactive Home Entertainment–0.62%

Activision Blizzard, Inc.	6,993	581,748
Electronic Arts Inc. (b)	4,973	599,197
Take-Two Interactive Software, Inc. (b)	4,237	584,663
		1,765,608

Interactive Media & Services–0.59%

Alphabet Inc. -Class A (b)	242	292,113
Alphabet Inc. -Class C (b)	246	293,594
Facebook, Inc. -Class A (b)	3,501	575,775
Twitter, Inc. (b)	18,870	537,040
		1,698,522

Internet & Direct Marketing Retail–1.00%

Amazon.com, Inc. (b)(e)	288	576,864
Booking Holdings Inc. (b)	296	587,264
eBay Inc. (b)	16,667	550,344
Expedia Group, Inc.	4,380	571,502
TripAdvisor, Inc. (b)	11,279	576,019
		2,861,993

	Shares	Value

Internet Services & Infrastructure–0.39%

Akamai Technologies, Inc. (b)	7,498	$548,479
VeriSign, Inc. (b)	3,472	555,936
		1,104,415

Investment Banking & Brokerage–0.97%

Charles Schwab Corp. (The)	11,109	546,007
E*TRADE Financial Corp. (b)	10,581	554,339
Goldman Sachs Group, Inc. (The)	2,479	555,891
Morgan Stanley	11,794	549,246
Raymond James Financial, Inc.	6,140	565,187
		2,770,670

IT Consulting & Other Services–1.00%

Accenture PLC -Class A	3,311	563,532
Cognizant Technology Solutions Corp. -Class A	7,451	574,845
DXC Technology Co.	6,147	574,867
Gartner, Inc. (b)	3,637	576,464
International Business Machines Corp.	3,831	579,286
		2,868,994

Leisure Products–0.39%

Hasbro, Inc.	5,382	565,756
Mattel, Inc. (b)(c)	34,764	545,795
		1,111,551

Life & Health Insurance–1.62%

Aflac, Inc.	12,073	568,276
Brighthouse Financial, Inc. (b)	13,542	599,098
Lincoln National Corp.	8,452	571,862
MetLife, Inc.	12,215	570,685
Principal Financial Group, Inc.	9,981	584,787
Prudential Financial, Inc.	5,691	576,612
Torchmark Corp.	6,545	567,386
Unum Group	15,403	601,795
		4,640,501

Life Sciences Tools & Services–1.41%

Agilent Technologies, Inc.	8,255	582,308
Illumina, Inc. (b)	1,609	590,599
IQVIA Holdings Inc. (b)	4,489	582,403
Mettler-Toledo International Inc. (b)	931	566,960
PerkinElmer, Inc.	5,936	577,395
Thermo Fisher Scientific, Inc.	2,348	573,100
Waters Corp. (b)	2,896	563,793
		4,036,558

Managed Health Care–1.42%

Aetna Inc.	2,802	568,386
Anthem, Inc.	2,098	574,957
Centene Corp. (b)	3,912	566,379
Cigna Corp.	2,912	606,424
Humana Inc.	1,685	570,406
UnitedHealth Group Inc.	2,142	569,858
WellCare Health Plans Inc. (b)	1,885	604,123
		4,060,533

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Metal & Glass Containers–0.20%

Ball Corp.	12,876	$566,415

Motorcycle Manufacturers–0.20%

Harley-Davidson, Inc.	12,880	583,464

Movies & Entertainment–0.85%

Netflix, Inc. (b)	1,558	582,895
Twenty-First Century Fox, Inc. -Class A	8,976	415,858
Twenty-First Century Fox, Inc. -Class B	3,739	171,321
Viacom Inc. -Class B	19,041	642,824
Walt Disney Co. (The)	5,183	606,100
		2,418,998

Multi-Line Insurance–0.80%

American International Group, Inc.	10,673	568,231
Assurant, Inc.	5,472	590,702
Hartford Financial Services Group, Inc. (The)	11,404	569,744
Loews Corp.	11,148	559,964
		2,288,641

Multi-Sector Holdings–0.38%

Berkshire Hathaway Inc. -Class B (b)	2,626	562,253
Jefferies Financial Group Inc.	24,331	534,309
		1,096,562

Multi-Utilities–2.15%

Ameren Corp.	8,689	549,319
CenterPoint Energy, Inc.	19,653	543,405
CMS Energy Corp.	11,281	552,769
Consolidated Edison, Inc.	7,079	539,349
Dominion Energy, Inc.	7,909	555,845
DTE Energy Co.	5,060	552,198
NiSource Inc.	22,928	571,366
Public Service Enterprise Group Inc.	10,669	563,217
SCANA Corp.	16,024	623,173
Sempra Energy	4,786	544,407
WEC Energy Group, Inc.	8,261	551,504
		6,146,552

Office REITs–0.78%

Alexandria Real Estate Equities, Inc.	4,475	562,910
Boston Properties, Inc.	4,511	555,259
SL Green Realty Corp.	5,675	553,483
Vornado Realty Trust	7,572	552,756
		2,224,408

Oil & Gas Drilling–0.21%

Helmerich & Payne, Inc.	8,702	598,437

Oil & Gas Equipment & Services–1.02%

Baker Hughes, a GE Co.	18,010	609,278
Halliburton Co.	14,713	596,318
National Oilwell Varco Inc.	12,801	551,467
Schlumberger Ltd.	9,282	565,460
TechnipFMC PLC (United Kingdom)	18,864	589,500
		2,912,023

	Shares	Value

Oil & Gas Exploration & Production–2.91%

Anadarko Petroleum Corp.	9,020	$608,038
Apache Corp.	12,503	596,018
Cabot Oil & Gas Corp.	25,930	583,944
Cimarex Energy Co.	6,199	576,135
Concho Resources Inc. (b)	4,027	615,124
ConocoPhillips	7,732	598,457
Devon Energy Corp.	14,327	572,220
EOG Resources, Inc.	4,823	615,270
EQT Corp.	11,953	528,681
Hess Corp.	8,610	616,304
Marathon Oil Corp.	27,221	633,705
Newfield Exploration Co. (b)	20,888	602,201
Noble Energy, Inc.	19,346	603,402
Pioneer Natural Resources Co.	3,334	580,750
		8,330,249

Oil & Gas Refining & Marketing–0.78%

HollyFrontier Corp.	8,074	564,373
Marathon Petroleum Corp.	6,739	538,918
Phillips 66	5,002	563,825
Valero Energy Corp.	4,851	551,801
		2,218,917

Oil & Gas Storage & Transportation–0.59%

Kinder Morgan, Inc.	31,472	557,999
ONEOK, Inc.	8,561	580,350
Williams Cos., Inc. (The)	20,234	550,162
		1,688,511

Packaged Foods & Meats–2.04%

Campbell Soup Co.	13,765	504,212
Conagra Brands, Inc.	14,859	504,760
General Mills, Inc.	11,903	510,877
Hershey Co. (The)	5,362	546,924
Hormel Foods Corp. (c)	13,565	534,461
JM Smucker Co. (The)	5,116	524,953
Kellogg Co.	7,594	531,732
Kraft Heinz Co. (The)	9,638	531,150
McCormick & Co., Inc.	4,295	565,866
Mondelez International, Inc. -Class A	12,976	557,449
Tyson Foods, Inc. -Class A	8,964	533,627
		5,846,011

Paper Packaging–0.95%

Avery Dennison Corp.	5,210	564,504
International Paper Co.	10,675	524,676
Packaging Corp. of America	4,965	544,611
Sealed Air Corp.	13,663	548,569
WestRock Co.	10,181	544,073
		2,726,433

Personal Products–0.41%

Coty Inc. -Class A	47,724	599,414
Estee Lauder Cos. Inc. (The) -Class A	4,032	585,930
		1,185,344

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Pharmaceuticals–2.00%

Allergan PLC	3,019	$575,059
Bristol-Myers Squibb Co.	9,365	581,379
Eli Lilly and Co.	5,372	576,469
Johnson & Johnson	4,074	562,905
Merck & Co., Inc.	8,121	576,104
Mylan N.V. (b)	15,164	555,003
Nektar Therapeutics (b)	9,592	584,728
Perrigo Co. PLC	7,713	546,080
Pfizer Inc.	13,230	583,046
Zoetis Inc.	6,385	584,611
		5,725,384

Property & Casualty Insurance–0.99%

Allstate Corp. (The) (e)	5,684	561,011
Chubb Ltd.	4,114	549,795
Cincinnati Financial Corp.	7,308	561,328
Progressive Corp. (The)	8,328	591,621
Travelers Cos., Inc. (The)	4,371	566,962
		2,830,717

Publishing–0.21%

News Corp. -Class A	34,401	453,749
News Corp. -Class B	10,929	148,635
		602,384

Railroads–0.80%

CSX Corp.	7,735	572,777
Kansas City Southern	4,847	549,068
Norfolk Southern Corp.	3,167	571,644
Union Pacific Corp.	3,610	587,816
		2,281,305

Real Estate Services–0.19%

CBRE Group, Inc. -Class A (b)	12,152	535,903

Regional Banks–2.50%

BB&T Corp.	11,319	549,424
Citizens Financial Group, Inc.	14,159	546,113
Comerica Inc.	6,099	550,130
Fifth Third Bancorp	19,586	546,841
Huntington Bancshares Inc.	36,296	541,536
KeyCorp	28,505	566,964
M&T Bank Corp.	3,319	546,108
People’s United Financial, Inc.	31,860	545,443
PNC Financial Services Group, Inc. (The)	4,047	551,161
Regions Financial Corp.	29,962	549,803
SunTrust Banks, Inc.	8,286	553,422
SVB Financial Group (b)	1,779	552,967
Zions Bancorp., N.A.	10,885	545,883
		7,145,795

Reinsurance–0.20%

Everest Re Group, Ltd.	2,544	581,228

	Shares	Value

Research & Consulting Services–0.78%

Equifax Inc.	4,157	$542,779
IHS Markit Ltd. (b)	10,307	556,166
Nielsen Holdings PLC	20,781	574,802
Verisk Analytics, Inc. -Class A (b)	4,672	563,210
		2,236,957

Residential REITs–1.18%

Apartment Investment & Management Co. -Class A	12,879	568,350
AvalonBay Communities, Inc.	3,100	561,565
Equity Residential	8,379	555,193
Essex Property Trust, Inc.	2,307	569,160
Mid-America Apartment Communities, Inc.	5,556	556,600
UDR, Inc.	14,138	571,599
		3,382,467

Restaurants–0.99%

Chipotle Mexican Grill, Inc. (b)	1,156	525,425
Darden Restaurants, Inc.	4,773	530,710
McDonald’s Corp.	3,533	591,035
Starbucks Corp.	10,380	589,999
Yum! Brands, Inc.	6,448	586,188
		2,823,357

Retail REITs–1.18%

Federal Realty Investment Trust	4,384	554,444
Kimco Realty Corp.	34,056	570,097
Macerich Co. (The)	10,057	556,052
Realty Income Corp.	9,857	560,765
Regency Centers Corp.	8,791	568,514
Simon Property Group, Inc.	3,113	550,223
		3,360,095

Semiconductor Equipment–0.59%

Applied Materials, Inc.	14,536	561,816
KLA-Tencor Corp.	5,439	553,201
Lam Research Corp.	3,703	561,745
		1,676,762

Semiconductors–2.40%

Advanced Micro Devices, Inc. (b)	17,371	536,590
Analog Devices, Inc.	6,142	567,889
Broadcom Inc.	2,404	593,139
Intel Corp.	12,481	590,227
Microchip Technology Inc. (c)	6,798	536,430
Micron Technology, Inc. (b)	12,830	580,301
NVIDIA Corp.	2,052	576,653
Qorvo, Inc. (b)	7,504	576,983
QUALCOMM Inc.	7,569	545,195
Skyworks Solutions, Inc.	6,478	587,619
Texas Instruments Inc.	5,393	578,615
Xilinx, Inc.	7,327	587,406
		6,857,047

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Soft Drinks–0.59%

Coca-Cola Co. (The)	12,359	$570,862
Monster Beverage Corp. (b)	9,547	556,399
PepsiCo, Inc.	4,960	554,528
		1,681,789

Specialized Consumer Services–0.20%

H&R Block, Inc.	22,726	585,194

Specialized REITs–1.74%

American Tower Corp. -Class A	3,861	561,003
Crown Castle International Corp.	5,094	567,115
Digital Realty Trust, Inc.	4,662	524,382
Equinix, Inc.	1,268	548,905
Extra Space Storage Inc.	6,429	557,009
Iron Mountain Inc.	15,974	551,422
Public Storage	2,751	554,684
SBA Communications Corp. -Class A (b)	3,559	571,682
Weyerhaeuser Co.	16,687	538,489
		4,974,691

Specialty Chemicals–0.98%

Albemarle Corp.	5,632	561,961
Ecolab Inc.	3,616	566,916
International Flavors & Fragrances Inc.	4,163	579,157
PPG Industries, Inc.	5,066	552,853
Sherwin-Williams Co. (The)	1,214	552,625
		2,813,512

Specialty Stores–0.61%

Tiffany & Co.	4,416	569,532
Tractor Supply Co.	6,502	590,902
Ulta Beauty, Inc. (b)	2,036	574,396
		1,734,830

Steel–0.20%

Nucor Corp.	9,082	576,253

Systems Software–1.00%

CA, Inc.	12,903	569,667
Microsoft Corp.	5,012	573,222
Oracle Corp.	11,541	595,054
Red Hat, Inc. (b)	3,817	520,181
Symantec Corp.	28,377	603,863
		2,861,987

Technology Hardware, Storage & Peripherals–1.39%

Apple Inc.	2,538	572,928
Hewlett Packard Enterprise Co.	34,315	559,678
HP Inc.	22,698	584,927
NetApp, Inc.	6,626	569,107
Seagate Technology PLC	11,770	557,310
Western Digital Corp.	9,978	584,112
Xerox Corp.	20,248	546,291
		3,974,353

	Shares	Value

Tires & Rubber–0.20%

Goodyear Tire & Rubber Co. (The)	24,043	$562,366

Tobacco–0.40%

Altria Group, Inc.	9,156	552,198
Philip Morris International Inc.	7,164	584,153
		1,136,351

Trading Companies & Distributors–0.59%

Fastenal Co.	9,840	570,917
United Rentals, Inc. (b)	3,363	550,187
W.W. Grainger, Inc.	1,598	571,141
		1,692,245

Trucking–0.19%

J.B. Hunt Transport Services, Inc.	4,562	542,604

Water Utilities–0.20%

American Water Works Co., Inc.	6,369	560,281
Total Common Stocks & Other Equity Interests (Cost $200,394,008)		283,074,439

Money Market Funds–0.86%

Invesco Government & Agency Portfolio–Institutional Class, 1.97% (f)	1,156,121	1,156,121
Invesco Liquid Assets Portfolio –Institutional Class, 2.15% (f)	891,682	891,949
Invesco Treasury Portfolio –Institutional Class, 1.97% (f)	404,482	404,482
Total Money Market Funds (Cost $2,452,431)		2,452,552
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)–99.88% (Cost $202,846,440)		285,526,991

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–0.48%
Invesco Government & Agency Portfolio - Institutional Class, 1.97% (Cost $1,371,728)(f)(g)	1,371,728	1,371,728
TOTAL INVESTMENTS IN SECURITIES–100.36% (Cost $204,218,167)		286,898,719
OTHER ASSETS LESS LIABILITIES–(0.36)%		(1,022,524)
NET ASSETS–100.00%		$285,876,195

Investment Abbreviations:

REIT —Real Estate Investment Trust

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at September 30, 2018.

(d)

The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The value of this security as of September 30, 2018 represented less than 1% of the Fund’s Net Assets. See Note 3.

(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1E.

(f)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2018.

(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

Open Futures Contracts — Equity Risk
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
E-Mini S&P 500 Index	18	December–2018	$2,627,100	$10,810	$10,810

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco V.I. Equally-Weighted S&P 500 Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to

Invesco V.I. Equally-Weighted S&P 500 Fund

D.	Securities Lending – (continued)

counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

E.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

F.

Collateral – To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended September 30, 2018, there were no material transfers between valuation levels.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$283,074,439	$—	$—	$283,074,439
Money Market Funds	3,824,280	—	—	3,824,280
Total Investments in Securities	286,898,719	—	—	286,898,719
Other Investments – Assets*
Futures Contracts	10,810	—	—	10,810
Total Investments	$286,909,529	$—	$—	$286,909,529
*	Unrealized appreciation.

NOTE 3 — Investments in Affiliates

The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The following is a summary of the transactions in, and earnings from, investments in Invesco Ltd. for the nine months ended

September 30, 2018.

	Value 12/31/17	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 09/30/18	Dividend Income
Invesco Ltd.	$ 467,675	$ 300,961	$ —	$ (221,072)	$ —	$ 547,564	$ 5,644

Invesco V.I. Equally-Weighted S&P 500 Fund

Invesco V.I. Equity and Income Fund
Quarterly Schedule of Portfolio Holdings September 30, 2018

invesco.com/us	VK-VIEQI-QTR-1 11/18	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2018

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–64.59%

Aerospace & Defense–1.35%
General Dynamics Corp.	99,668	$20,404,033

Asset Management & Custody Banks–1.29%
Northern Trust Corp.	71,639	7,316,491
State Street Corp.	144,387	12,096,743
		19,413,234

Automobile Manufacturers–1.33%
General Motors Co.	594,686	20,023,078

Biotechnology–0.51%
Celgene Corp. (b)	86,494	7,740,348

Broadcasting–0.02%
CBS Corp. -Class B	5,123	294,316

Building Products–0.86%
Johnson Controls International PLC	368,787	12,907,545

Cable & Satellite–1.70%
Charter Communications, Inc. -Class A (b)	48,330	15,749,780
Comcast Corp. -Class A	278,501	9,861,721
		25,611,501

Communications Equipment–1.91%
Cisco Systems, Inc.	426,712	20,759,539
Juniper Networks, Inc.	267,580	8,019,372
		28,778,911

Diversified Banks–9.63%
Bank of America Corp.	1,361,715	40,116,124
Citigroup Inc.	699,369	50,172,732
JPMorgan Chase & Co.	311,223	35,118,403
Wells Fargo & Co.	379,334	19,937,795
		145,345,054

Diversified Metals & Mining–0.52%
BHP Billiton Ltd. (Australia)	316,854	7,887,324

Electric Utilities–0.29%
FirstEnergy Corp.	118,425	4,401,857

Fertilizers & Agricultural Chemicals–1.09%
Mosaic Co. (The)	271,262	8,810,590
Nutrien Ltd. (Canada)	132,472	7,643,634
		16,454,224

Food Distributors–0.55%
US Foods Holding Corp. (b)	271,436	8,365,658

	Shares	Value

Health Care Distributors–0.92%
McKesson Corp.	104,764	$13,896,945

Health Care Equipment–1.86%
Medtronic PLC	153,642	15,113,764
Zimmer Biomet Holdings, Inc.	98,726	12,979,507
		28,093,271

Health Care Services–1.84%
CVS Health Corp.	352,750	27,768,480

Home Improvement Retail–0.70%
Kingfisher PLC (United Kingdom)	3,141,331	10,563,582

Hotels, Resorts & Cruise Lines–1.46%
Carnival Corp.	346,246	22,080,107

Industrial Machinery–0.84%
Ingersoll-Rand PLC	124,385	12,724,586

Insurance Brokers–1.41%
Aon PLC	67,653	10,403,678
Willis Towers Watson PLC	76,586	10,794,031
		21,197,709

Integrated Oil & Gas–3.96%
BP PLC (United Kingdom)	2,356,325	18,078,513
Occidental Petroleum Corp.	246,603	20,263,369
Royal Dutch Shell PLC -Class A (United Kingdom)	624,531	21,438,963
		59,780,845

Integrated Telecommunication Services–0.02%
Verizon Communications Inc.	5,682	303,362

Internet & Direct Marketing Retail–0.79%
eBay Inc. (b)	358,512	11,838,066

Investment Banking & Brokerage–2.34%
Goldman Sachs Group, Inc. (The)	46,507	10,428,729
Morgan Stanley	532,796	24,812,310
		35,241,039

IT Consulting & Other Services–0.83%
Cognizant Technology Solutions Corp. -Class A	162,357	12,525,843

Managed Health Care–0.74%
Anthem, Inc.	40,698	11,153,287

Multi-Line Insurance–1.64%
American International Group, Inc.	465,757	24,796,903

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Shares	Value

Oil & Gas Equipment & Services–1.97%
Schlumberger Ltd.	216,336	$13,179,189
TechnipFMC PLC (United Kingdom)	530,867	16,589,594
		29,768,783

Oil & Gas Exploration & Production–4.64%
Anadarko Petroleum Corp.	290,081	19,554,360
Apache Corp.	318,905	15,202,202
Canadian Natural Resources Ltd. (Canada)	385,870	12,606,909
Devon Energy Corp.	566,166	22,612,670
		69,976,141

Other Diversified Financial Services–1.12%
AXA Equitable Holdings, Inc.	324,872	6,968,504
Voya Financial, Inc.	199,725	9,920,341
		16,888,845

Packaged Foods & Meats–1.35%
Mondelez International, Inc. -Class A	472,544	20,300,490

Pharmaceuticals–5.56%
Bristol-Myers Squibb Co.	176,955	10,985,366
Johnson & Johnson	219,163	30,281,752
Merck & Co., Inc.	243,976	17,307,657
Novartis AG (Switzerland)	172,026	14,821,491
Sanofi (France)	117,440	10,475,615
		83,871,881

Railroads–0.76%
CSX Corp.	155,792	11,536,398

Regional Banks–3.60%
Citizens Financial Group, Inc.	561,517	21,657,711
Fifth Third Bancorp	425,712	11,885,879
First Horizon National Corp.	379,202	6,545,026
PNC Financial Services Group, Inc. (The)	104,431	14,222,458
		54,311,074

Semiconductors–2.07%
Intel Corp.	245,561	11,612,580
QUALCOMM Inc.	272,445	19,624,213
		31,236,793

Systems Software–1.71%
Oracle Corp.	499,749	25,767,058

Tobacco–1.41%
Philip Morris International Inc.	260,020	21,202,031
Total Common Stocks & Other Equity Interests (Cost $711,684,121)		974,450,602

	Principal Amount	Value

Bonds & Notes–18.16%

Aerospace & Defense–0.06%
BAE Systems Holdings Inc. (United Kingdom), Sr. Unsec. Gtd. Notes, 2.85%, 12/15/2020(c)	$288,000	$284,299
Precision Castparts Corp., Sr. Unsec. Global Notes, 2.50%, 01/15/2023	365,000	351,559
United Technologies Corp., Sr. Unsec. Global Notes, 4.45%, 11/16/2038	327,000	325,383
		961,241

Agricultural & Farm Machinery–0.08%
Deere & Co., Sr. Unsec. Notes, 2.60%, 06/08/2022	1,275,000	1,244,305

Agricultural Products–0.02%
Ingredion Inc., Sr. Unsec. Notes, 6.63%, 04/15/2037	255,000	314,359

Air Freight & Logistics–0.11%
FedEx Corp., Sr. Unsec. Gtd. Bonds, 4.90%, 01/15/2034	440,000	467,210
Sr. Unsec. Gtd. Notes, 5.10%, 01/15/2044	910,000	949,915
United Parcel Service, Inc., Sr. Unsec. Notes, 3.40%, 11/15/2046	258,000	223,514
		1,640,639

Airlines–0.14%
American Airlines Pass Through Trust, Series 2014-1, Class A, Sr. Sec. First Lien Pass Through Ctfs., 3.70%, 04/01/2028	361,803	353,083
Continental Airlines Pass Through Trust, Series 2010-1, Class A, Sr. Sec. First Lien Pass Through Ctfs., 4.75%, 07/12/2022	169,858	173,101
Series 2012-1, Class A, Sr. Sec. First Lien Pass Through Ctfs., 4.15%, 10/11/2025	384,492	388,337
United Airlines Pass Through Trust,, Series 2014-2, Class A, Sr. Sec. First Lien Pass Through Ctfs., 3.75%, 03/03/2028	451,991	449,127
Series 2018-1, Class AA, Sr. Sec. First Lien Pass Through Ctfs., 3.50%, 09/01/2031	543,000	524,498
Virgin Australia Pass Through Trust (Australia), Series 2013-1, Class A, Sec. Gtd. First Lien Pass Through Ctfs., 5.00%, 04/23/2025(c)	244,221	248,192
		2,136,338

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value

Application Software–0.77%
Citrix Systems, Inc., Sr. Unsec. Conv. Notes, 0.50%, 04/15/2019	$2,171,000	$3,339,853
Nuance Communications, Inc., Sr. Unsec. Conv. Bonds, 1.00%, 12/15/2022(d)	2,703,000	2,556,792
Sr. Unsec. Conv. Global Bonds, 1.25%, 04/01/2025	1,713,000	1,771,782
RealPage, Inc., Sr. Unsec. Conv. Bonds, 1.50%, 11/15/2022	690,000	1,130,747
Workday, Inc., Sr. Unsec. Conv. Notes, 0.25%, 10/01/2022(c)	2,389,000	2,769,262
		11,568,436

Asset Management & Custody Banks–0.25%
Apollo Management Holdings L.P., Sr. Unsec. Gtd. Notes, 4.00%, 05/30/2024(c)	2,985,000	2,965,869
Brookfield Asset Management Inc. (Canada), Sr. Unsec. Notes, 4.00%, 01/15/2025	460,000	452,639
Carlyle Holdings Finance LLC, Sr. Unsec. Gtd. Notes, 3.88%, 02/01/2023(c)	106,000	105,815
KKR Group Finance Co. III LLC, Sr. Unsec. Gtd. Bonds, 5.13%, 06/01/2044(c)	315,000	312,963
		3,837,286

Automobile Manufacturers–0.15%
Ford Motor Credit Co. LLC, Sr. Unsec. Global Notes, 3.10%, 05/04/2023	267,000	250,654
3.81%, 01/09/2024	445,000	424,667
4.13%, 08/04/2025	687,000	649,756
General Motors Co., Sr. Unsec. Global Notes, 6.60%, 04/01/2036	397,000	423,970
General Motors Financial Co., Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 03/01/2026	503,000	515,475
		2,264,522

Automotive Retail–0.07%
Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 4.50%, 12/01/2023	660,000	671,460
5.75%, 05/01/2020	399,000	411,486
		1,082,946

Biotechnology–0.72%
AbbVie Inc., Sr. Unsec. Global Notes, 4.50%, 05/14/2035	720,000	692,761
BioMarin Pharmaceutical Inc., Sr. Unsec. Sub. Conv. Notes, 1.50%, 10/15/2020	2,388,000	2,876,592
Celgene Corp., Sr. Unsec. Global Notes, 4.00%, 08/15/2023	485,000	490,172
4.63%, 05/15/2044	1,390,000	1,310,581

	Principal Amount	Value

Biotechnology–(continued)
Gilead Sciences, Inc., Sr. Unsec. Global Notes, 2.55%, 09/01/2020	$1,805,000	$1,787,302
4.40%, 12/01/2021	492,000	508,261
Neurocrine Biosciences, Inc., Sr. Unsec. Conv. Notes, 2.25%, 05/15/2024	1,853,000	3,163,219
		10,828,888

Brewers–0.33%
Anheuser-Busch InBev Finance, Inc. (Belgium), Sr. Unsec. Gtd. Global Notes, 2.65%, 02/01/2021	625,000	616,382
3.30%, 02/01/2023	593,000	586,018
4.70%, 02/01/2036	1,005,000	1,008,055
4.90%, 02/01/2046	1,122,000	1,128,589
Heineken NV (Netherlands), Sr. Unsec. Notes, 3.50%, 01/29/2028(c)	1,000,000	956,242
Molson Coors Brewing Co., Sr. Unsec. Gtd. Global Notes, 1.45%, 07/15/2019	341,000	337,070
4.20%, 07/15/2046	395,000	351,181
		4,983,537

Broadcasting–0.59%
Liberty Media Corp., Liberty Formula One, Sr. Unsec. Conv. Bonds, 1.00%, 01/30/2023	570,000	667,522
Sr. Unsec. Conv. Deb., 2.25%, 10/05/2021(d)	1,538,000	844,977
Sr. Unsec. Conv. Notes, 1.38%, 10/15/2023	6,063,000	7,377,101
		8,889,600

Cable & Satellite–0.68%
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sr. Sec. Gtd. First Lien Global Notes, 4.46%, 07/23/2022	1,065,000	1,083,548
Comcast Corp., Sr. Unsec. Gtd. Global Notes, 3.90%, 03/01/2038	820,000	751,394
Sr. Unsec. Gtd. Notes, 6.45%, 03/15/2037	305,000	363,243
DISH Network Corp., Sr. Unsec. Conv. Bonds, 3.38%, 08/15/2026	4,954,000	4,737,342
GCI Liberty, Inc., Sr. Unsec. Conv. Deb., 1.75%, 10/05/2023(c)(d)	2,357,000	2,602,239
NBCUniversal Media LLC, Sr. Unsec. Gtd. Global Notes, 5.15%, 04/30/2020	175,000	180,410
5.95%, 04/01/2041	215,000	246,979

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value

Cable & Satellite–(continued)
Sky PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 9.50%, 11/15/2018(c)	$235,000	$236,864
		10,202,019

Commodity Chemicals–0.06%
Basell Finance Co. B.V. (Netherlands), Sr. Unsec. Gtd. Deb., 8.10%, 03/15/2027(c)	745,000	917,903

Communications Equipment–0.62%
Ciena Corp., Sr. Unsec. Conv. Bonds, 4.00%, 12/15/2020	1,610,000	2,555,149
Finisar Corp., Sr. Unsec. Conv. Bonds, 0.50%, 12/15/2021(d)	1,114,000	1,023,257
Viavi Solutions Inc., Sr. Unsec. Conv. Deb., 0.63%, 10/10/2018(d)	1,990,000	2,007,880
Sr. Unsec. Conv. Notes, 1.00%, 03/01/2024	1,986,000	2,149,690
1.75%, 06/01/2023(c)	1,424,000	1,534,360
		9,270,336

Consumer Finance–0.12%
American Express Co., Unsec. Sub. Global Notes, 3.63%, 12/05/2024	336,000	329,799
Capital One Financial Corp., Sr. Unsec. Global Notes, 3.20%, 01/30/2023	1,035,000	1,003,784
Synchrony Financial, Sr. Unsec. Global Notes, 3.95%, 12/01/2027	600,000	544,639
		1,878,222

Data Processing & Outsourced Services–0.15%
Fiserv, Inc., Sr. Unsec. Global Notes, 3.80%, 10/01/2023	1,535,000	1,538,868
Visa Inc., Sr. Unsec. Global Notes, 4.15%, 12/14/2035	670,000	692,193
		2,231,061

Diversified Banks–1.80%
ANZ New Zealand (Int’l) Ltd. (New Zealand), Sr. Unsec. Gtd. Notes, 2.88%, 01/25/2022(c)	350,000	340,219
Australia and New Zealand Banking Group Ltd. (Australia), Sr. Unsec. Medium-Term Global Notes, 2.30%, 06/01/2021	713,000	692,189
Bank of America Corp., Sr. Unsec. Medium-Term Global Notes, 3.50%, 04/19/2026	615,000	594,848
Sr. Unsec. Medium-Term Notes, 3.25%, 10/21/2027	565,000	525,983
Bank of Nova Scotia (The) (Canada), Sr. Unsec. Global Notes, 2.05%, 10/30/2018	1,500,000	1,499,696

	Principal Amount	Value

Diversified Banks–(continued)
BBVA Bancomer S.A. (Mexico), Sr. Unsec. Notes, 4.38%, 04/10/2024(c)	$700,000	$700,350
Citigroup Inc., Sr. Unsec. Global Notes, 3.67%, 07/24/2028	545,000	519,611
Unsec. Sub. Global Notes, 5.30%, 05/06/2044	250,000	261,958
6.68%, 09/13/2043	815,000	1,000,972
Unsec. Sub. Notes, 4.75%, 05/18/2046	375,000	367,877
Commonwealth Bank of Australia (Australia), Sr. Unsec. Notes, 2.25%, 03/10/2020(c)	1,085,000	1,071,341
Coöperatieve Rabobank U.A. (Netherlands), Jr. Unsec. Sub. Notes, 11.00%(c)(e)	810,000	857,992
Discover Bank, Sr. Unsec. Notes, 3.35%, 02/06/2023	1,500,000	1,457,717
JPMorgan Chase & Co., Sr. Unsec. Global Notes, 3.20%, 06/15/2026	415,000	393,559
3.51%, 01/23/2029	1,145,000	1,085,218
3.90%, 01/23/2049	1,145,000	1,043,289
4.26%, 02/22/2048	525,000	507,742
4.50%, 01/24/2022	80,000	82,537
Series V, Jr. Unsec. Sub. Global Notes, 5.00%(e)	640,000	645,600
Mizuho Financial Group Cayman 3 Ltd. (Japan), Unsec. Gtd. Sub. Notes, 4.60%, 03/27/2024(c)	200,000	201,598
National Australia Bank Ltd. (Australia), Sr. Unsec. Medium-Term Global Notes, 2.00%, 01/14/2019	930,000	929,018
Sr. Unsec. Notes, 1.88%, 07/12/2021	945,000	905,997
Royal Bank of Canada (Canada), Sr. Unsec. Global Notes, 2.00%, 12/10/2018	4,000,000	3,996,479
Société Générale S.A. (France), Sr. Unsec. Notes, 2.63%, 09/16/2020(c)	890,000	876,951
Unsec. Sub. Notes, 5.00%, 01/17/2024(c)	735,000	742,948
Standard Chartered PLC (United Kingdom), Sr. Unsec. Notes, 3.05%, 01/15/2021(c)	680,000	670,410
Sumitomo Mitsui Banking Corp. (Japan), Sr. Unsec. Gtd. Medium-Term Global Notes, 2.65%, 07/23/2020	715,000	706,937
U.S. Bancorp, Series W, Unsec. Sub. Medium-Term Notes, 3.10%, 04/27/2026	2,295,000	2,170,991

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value

Diversified Banks–(continued)
Wells Fargo & Co., Sr. Unsec. Medium-Term Notes, 3.55%, 09/29/2025	$655,000	$638,634
Unsec. Sub. Medium-Term Notes, 4.10%, 06/03/2026	450,000	$444,535
4.65%, 11/04/2044	1,200,000	1,177,567
		27,110,763

Diversified Capital Markets–0.57%
Credit Suisse AG (Switzerland), Sr. Unsec. Conv. Medium-Term Notes, 0.50%, 06/24/2024(c)	7,880,000	7,844,540
Unsec. Sub. Notes, 6.50%, 08/08/2023(c)	686,000	734,083
		8,578,623

Diversified Chemicals–0.05%
Eastman Chemical Co., Sr. Unsec. Global Notes, 2.70%, 01/15/2020	795,000	791,037

Diversified Metals & Mining–0.02%
Rio Tinto Finance USA Ltd. (Australia), Sr. Unsec. Gtd. Global Notes, 7.13%, 07/15/2028	200,000	249,415

Drug Retail–0.12%
CVS Pass Through Trust, Sr. Sec. First Lien Global Pass Through Ctfs., 6.04%, 12/10/2028	764,234	815,937
Walgreens Boots Alliance Inc., Sr. Unsec. Global Notes, 3.30%, 11/18/2021	602,000	599,955
4.50%, 11/18/2034	444,000	437,906
		1,853,798

Electric Utilities–0.28%
Electricite de France S.A. (France), Jr. Unsec. Sub. Notes, 5.63%(c)(e)	745,000	740,344
Sr. Unsec. Notes, 4.60%, 01/27/2020(c)	150,000	152,827
4.88%, 01/22/2044(c)	930,000	915,425
NextEra Energy Capital Holdings, Inc., Sr. Unsec. Gtd. Deb., 3.55%, 05/01/2027	569,000	548,128
Ohio Power Co., Series M, Sr. Unsec. Notes, 5.38%, 10/01/2021	200,000	211,778
PPL Electric Utilities Corp., Sr. Sec. First Mortgage Bonds, 6.25%, 05/15/2039	50,000	62,958
Southern Electric Generating Co., Sr. Unsec. Gtd. Notes, 2.20%, 12/01/2018(c)	1,535,000	1,533,477
Virginia Electric & Power Co., Sr. Unsec. Notes, 5.00%, 06/30/2019	15,000	15,222
		4,180,159

	Principal Amount	Value

Environmental & Facilities Services–0.03%
Waste Management, Inc., Sr. Unsec. Gtd. Global Notes, 3.90%, 03/01/2035	$469,000	$459,113

Financial Exchanges & Data–0.06%
Moody’s Corp., Sr. Unsec. Global Notes, 4.50%, 09/01/2022	935,000	962,426

Food Retail–0.01%
Alimentation Couche-Tard Inc. (Canada), Sr. Unsec. Gtd. Notes, 4.50%, 07/26/2047(c)	120,000	112,354

General Merchandise Stores–0.02%
Dollar General Corp., Sr. Unsec. Global Notes, 3.25%, 04/15/2023	365,000	356,664

Health Care–0.02%
Halfmoon Parent, Inc., Sr. Sec. Notes, 4.80%, 08/15/2038(c)	326,000	326,527

Health Care Distributors–0.07%
McKesson Corp., Sr. Unsec. Global Notes, 2.28%, 03/15/2019	1,095,000	1,092,802

Health Care Equipment–0.98%
Becton, Dickinson and Co., Sr. Unsec. Global Notes, 4.88%, 05/15/2044	750,000	732,066
Sr. Unsec. Notes, 2.68%, 12/15/2019	274,000	272,528
DexCom, Inc., Sr. Unsec. Conv. Notes, 0.75%, 05/15/2022	2,591,000	3,986,901
Edwards Lifesciences Corp., Sr. Unsec. Global Notes, 2.88%, 10/15/2018	731,000	731,076
Insulet Corp., Sr. Unsec. Conv. Notes, 1.38%, 11/15/2024(c)	476,000	602,976
Medtronic, Inc., Sr. Unsec. Gtd. Global Notes, 3.15%, 03/15/2022	1,076,000	1,069,096
4.38%, 03/15/2035	358,000	370,437
4.63%, 03/15/2044	525,000	554,005
NuVasive, Inc., Sr. Unsec. Conv. Notes, 2.25%, 03/15/2021	1,880,000	2,386,423
Wright Medical Group N.V., Sr. Unsec. Conv. Bonds, 2.25%, 11/15/2021	986,000	1,426,759
Wright Medical Group, Inc., Sr. Unsec. Gtd. Conv. Notes, 1.63%, 06/15/2023(c)	2,525,000	2,681,234
		14,813,501

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value

Health Care REITs–0.08%
HCP, Inc., Sr. Unsec. Global Notes, 3.88%, 08/15/2024	$505,000	$494,326
4.20%, 03/01/2024	480,000	478,650
Ventas Realty L.P., Sr. Unsec. Gtd. Notes, 5.70%, 09/30/2043	215,000	235,071
		1,208,047

Health Care Services–0.63%
Convertible Trust - Healthcare, Series 2018-1, Sr. Unsec. Medium-Term Notes, 0.25%, 02/05/2024	5,897,000	6,292,689
CVS Health Corp., Sr. Unsec. Global Bonds, 3.38%, 08/12/2024	375,000	362,531
Sr. Unsec. Global Notes, 4.10%, 03/25/2025	1,359,000	1,356,689
Express Scripts Holding Co., Sr. Unsec. Gtd. Global Notes, 2.25%, 06/15/2019	575,000	572,450
Laboratory Corp. of America Holdings, Sr. Unsec. Notes, 3.20%, 02/01/2022	602,000	594,352
4.70%, 02/01/2045	264,000	256,821
		9,435,532

Home Improvement Retail–0.04%
Home Depot, Inc. (The), Sr. Unsec. Global Notes, 2.00%, 04/01/2021	631,000	615,333

Homebuilding–0.06%
MDC Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 01/15/2043	1,050,000	900,375

Hotel & Resort REITs–0.03%
Hospitality Properties Trust, Sr. Unsec. Notes, 4.50%, 06/15/2023	270,000	271,325
5.00%, 08/15/2022	200,000	205,010
		476,335

Housewares & Specialties–0.03%
Tupperware Brands Corp., Sr. Unsec. Gtd. Global Notes, 4.75%, 06/01/2021	475,000	484,214

Insurance Brokers–0.02%
Willis North America, Inc., Sr. Unsec. Gtd. Global Notes, 3.60%, 05/15/2024	250,000	243,172

Integrated Oil & Gas–0.10%
Husky Energy Inc. (Canada), Sr. Unsec. Global Notes, 3.95%, 04/15/2022	300,000	302,668
Occidental Petroleum Corp., Sr. Unsec. Global Notes, 3.40%, 04/15/2026	365,000	357,055

	Principal Amount	Value

Integrated Oil & Gas–(continued)
Petróleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Notes, 4.88%, 01/24/2022	$570,000	$577,980
Suncor Energy Inc. (Canada), Sr. Unsec. Notes, 3.60%, 12/01/2024	334,000	331,329
		1,569,032

Integrated Telecommunication Services–0.46%
AT&T Inc., Sr. Unsec. Global Notes, 3.00%, 06/30/2022	520,000	507,476
3.40%, 05/15/2025	289,000	275,423
4.50%, 05/15/2035	463,000	433,278
4.80%, 06/15/2044	935,000	864,122
5.15%, 03/15/2042	90,000	87,041
5.35%, 09/01/2040	101,000	100,363
Sr. Unsec. Notes, 4.30%, 02/15/2030(c)	348,000	335,177
5.15%, 11/15/2046(c)	140,000	134,124
Orange S.A. (France), Sr. Unsec. Global Notes, 1.63%, 11/03/2019	1,455,000	1,433,233
Telefónica Emisiones, S.A.U. (Spain), Sr. Unsec. Gtd. Global Notes, 4.67%, 03/06/2038	750,000	705,927
5.21%, 03/08/2047	700,000	681,471
7.05%, 06/20/2036	360,000	434,981
Verizon Communications Inc., Sr. Unsec. Global Notes, 4.13%, 08/15/2046	83,000	74,569
4.40%, 11/01/2034	325,000	317,471
4.81%, 03/15/2039	503,000	507,598
		6,892,254

Internet & Direct Marketing Retail–0.35%
Ctrip.com International, Ltd. (China), Sr. Unsec. Conv. Bonds, 1.25%, 09/15/2019(d)	2,992,000	2,933,955
Liberty Expedia Holdings, Inc., Sr. Unsec. Conv. Deb., 1.00%, 07/05/2022(c)(d)	1,574,000	1,584,861
QVC, Inc., Sr. Sec. Gtd. First Lien Global Notes, 5.45%, 08/15/2034	880,000	787,818
		5,306,634

Investment Banking & Brokerage–1.32%
Goldman Sachs Group, Inc. (The), Sr. Unsec. Global Notes, 4.02%, 10/31/2038	550,000	510,184
5.25%, 07/27/2021	400,000	418,917
Unsec. Sub. Notes, 4.25%, 10/21/2025	552,000	547,203
Series 0000, Sr. Unsec. Exchangeable Basket-Linked Conv. Medium-Term Notes, 1.00%, 09/28/2020(c)(f)	6,230,000	12,116,727
GS Finance Corp., Series 0001, Sr. Unsec. Conv. Medium-Term Notes, 0.25%, 07/08/2024	5,920,000	5,705,045

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value

Investment Banking & Brokerage–(continued)
Morgan Stanley, Sr. Unsec. Medium-Term Global Notes, 4.00%, 07/23/2025	$680,000	$678,017
		19,976,093

IT Consulting & Other Services–0.03%
DXC Technology Co., Sr. Unsec. Global Notes, 4.45%, 09/18/2022	490,000	498,142

Life & Health Insurance–0.43%
Athene Global Funding, Sec. Notes, 2.88%, 10/23/2018(c)	624,000	624,124
4.00%, 01/25/2022(c)	1,220,000	1,222,977
Jackson National Life Global Funding, Sr. Sec. Notes, 2.10%, 10/25/2021(c)	525,000	503,550
3.25%, 01/30/2024(c)	480,000	466,743
Nationwide Financial Services Inc., Sr. Unsec. Notes, 5.30%, 11/18/2044(c)	910,000	954,522
Prudential Financial, Inc., Sr. Unsec. Global Notes, 3.91%, 12/07/2047	155,000	139,795
3.94%, 12/07/2049	496,000	446,974
Reliance Standard Life Global Funding II, Sr. Sec. First Lien Notes, 2.15%, 10/15/2018(c)	1,250,000	1,249,820
3.05%, 01/20/2021(c)	465,000	458,715
Teachers Insurance and Annuity Association of America, Unsec. Sub. Notes, 4.27%, 05/15/2047(c)	498,000	483,527
		6,550,747

Movies & Entertainment–0.15%
Live Nation Entertainment, Inc., Sr. Unsec. Conv. Notes, 2.50%, 03/15/2023(c)	2,147,000	2,325,177

Multi-Line Insurance–0.14%
American Financial Group, Inc., Sr. Unsec. Notes, 4.50%, 06/15/2047	520,000	486,139
American International Group, Inc., Sr. Unsec. Global Notes, 2.30%, 07/16/2019	385,000	383,345
4.38%, 01/15/2055	720,000	634,020
Metropolitan Life Global Funding I, Sec. Notes, 2.05%, 06/12/2020(c)	590,000	578,638
		2,082,142

Multi-Utilities–0.08%
NiSource Inc., Sr. Unsec. Global Notes, 4.38%, 05/15/2047	616,000	589,624
Sempra Energy, Sr. Unsec. Global Notes, 3.80%, 02/01/2038	605,000	546,866
		1,136,490

	Principal Amount	Value

Office REITs–0.05%
Government Properties Income Trust, Sr. Unsec. Global Notes, 4.00%, 07/15/2022	$730,000	$722,204

Oil & Gas Equipment & Services–0.57%
Ensco Jersey Finance Ltd., Sr. Unsec. Gtd. Conv. Bonds, 3.00%, 01/31/2024	2,100,000	2,096,119
Helix Energy Solutions Group, Inc., Sr. Unsec. Conv. Notes, 4.25%, 05/01/2022	1,105,000	1,188,216
Nabors Industries Inc., Sr. Unsec. Gtd. Conv. Bonds, 0.75%, 01/15/2024	1,150,000	899,622
Oil States International, Inc., Sr. Unsec. Conv. Notes, 1.50%, 02/15/2023(c)	1,595,000	1,694,662
Weatherford International Ltd., Sr. Unsec. Gtd. Conv. Notes, 5.88%, 07/01/2021	2,952,000	2,787,349
		8,665,968

Oil & Gas Exploration & Production–0.17%
Anadarko Petroleum Corp., Sr. Unsec. Notes, 6.60%, 03/15/2046	443,000	522,050
Chesapeake Energy Corp., Sr. Unsec. Gtd. Conv. Bonds, 5.50%, 09/15/2026	1,042,000	1,031,837
ConocoPhillips Co., Sr. Unsec. Gtd. Global Notes, 4.15%, 11/15/2034	237,000	234,000
Noble Energy, Inc., Sr. Unsec. Global Notes, 5.25%, 11/15/2043	830,000	825,878
		2,613,765

Oil & Gas Storage & Transportation–0.72%
Enable Midstream Partners, LP, Sr. Unsec. Global Notes, 2.40%, 05/15/2019	440,000	438,228
Energy Transfer Partners, L.P., Sr. Unsec. Gtd. Notes, 4.20%, 09/15/2023	1,892,000	1,908,743
4.90%, 03/15/2035	357,000	336,248
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Global Bonds, 6.45%, 09/01/2040	25,000	30,567
Sr. Unsec. Gtd. Global Notes, 4.25%, 02/15/2048	754,000	711,552
5.25%, 01/31/2020	155,000	159,150
Sr. Unsec. Gtd. Notes, 2.55%, 10/15/2019	370,000	368,631
Series N, Sr. Unsec. Gtd. Notes, 6.50%, 01/31/2019	245,000	247,939
Kinder Morgan Inc., Sr. Unsec. Gtd. Notes, 5.30%, 12/01/2034	422,000	436,875

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value

Oil & Gas Storage & Transportation–(continued)
MPLX LP, Sr. Unsec. Global Bonds, 4.50%, 07/15/2023	$1,820,000	$1,867,560
Sr. Unsec. Global Notes, 4.50%, 04/15/2038	877,000	828,171
5.50%, 02/15/2023	745,000	760,930
Plains All American Pipeline L.P./ PAA Finance Corp., Sr. Unsec. Global Notes, 3.65%, 06/01/2022	355,000	350,894
Spectra Energy Partners, L.P., Sr. Unsec. Global Notes, 4.50%, 03/15/2045	536,000	513,873
Sunoco Logistics Partners Operations L.P., Sr. Unsec. Gtd. Notes, 5.30%, 04/01/2044	645,000	619,507
5.50%, 02/15/2020	535,000	549,249
Texas Eastern Transmission L.P., Sr. Unsec. Notes, 7.00%, 07/15/2032	185,000	223,568
Western Gas Partners, LP, Sr. Unsec. Notes, 5.45%, 04/01/2044	600,000	563,344
		10,915,029

Other Diversified Financial Services–0.14%
ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 2.35%, 10/15/2019(c)	935,000	929,393
MassMutual Global Funding II, Sec. Notes, 2.00%, 04/15/2021(c)	945,000	915,346
SMBC Aviation Capital Finance DAC (Ireland), Sr. Unsec. Gtd. Notes, 2.65%, 07/15/2021(c)	315,000	303,762
		2,148,501

Packaged Foods & Meats–0.06%
General Mills, Inc., Sr. Unsec. Global Notes, 2.20%, 10/21/2019	850,000	844,011
Mead Johnson Nutrition Co. (United Kingdom), Sr. Unsec. Gtd. Global Notes, 4.13%, 11/15/2025	64,000	64,819
		908,830

Paper Packaging–0.10%
International Paper Co., Sr. Unsec. Global Notes, 6.00%, 11/15/2041	245,000	272,620
Packaging Corp. of America, Sr. Unsec. Global Notes, 4.50%, 11/01/2023	1,139,000	1,171,687
		1,444,307

Pharmaceuticals–0.69%
Allergan Funding SCS, Sr. Unsec. Gtd. Global Notes, 4.85%, 06/15/2044	950,000	939,709
Bayer US Finance II LLC (Germany), Sr. Unsec. Gtd. Notes, 2.13%, 07/15/2019(c)	305,000	302,769
4.38%, 12/15/2028(c)	985,000	966,394

	Principal Amount	Value

Pharmaceuticals–(continued)
Bayer US Finance LLC (Germany), Sr. Unsec. Gtd. Notes, 2.38%, 10/08/2019(c)	$2,270,000	$2,255,555
3.00%, 10/08/2021(c)	590,000	579,717
GlaxoSmithKline Capital Inc. (United Kingdom), Sr. Unsec. Gtd. Global Bonds, 6.38%, 05/15/2038	70,000	90,027
Jazz Investments I Ltd., Sr. Unsec. Gtd. Conv. Bonds, 1.88%, 08/15/2021	1,455,000	1,562,261
Medicines Co. (The), Sr. Unsec. Conv. Bonds, 2.75%, 07/15/2023	938,000	855,372
Merck Sharp & Dohme Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 06/30/2019	280,000	285,134
Mylan N.V., Sr. Unsec. Gtd. Global Notes, 3.15%, 06/15/2021	431,000	424,533
Pacira Pharmaceuticals, Inc., Sr. Unsec. Conv. Notes, 2.38%, 04/01/2022	792,000	839,517
Supernus Pharmaceuticals, Inc., Sr. Unsec. Conv. Notes, 0.63%, 04/01/2023(c)	765,000	859,259
Zoetis Inc., Sr. Unsec. Global Notes, 4.70%, 02/01/2043	365,000	374,317
		10,334,564

Property & Casualty Insurance–0.21%
Allstate Corp. (The), Sr. Unsec. Bonds, 3.28%, 12/15/2026	320,000	308,538
CNA Financial Corp., Sr. Unsec. Global Bonds, 5.88%, 08/15/2020	325,000	339,404
Liberty Mutual Group Inc., Sr. Unsec. Gtd. Bonds, 4.85%, 08/01/2044(c)	975,000	977,284
Markel Corp., Sr. Unsec. Notes, 5.00%, 03/30/2043	385,000	384,171
Travelers Cos., Inc. (The), Sr. Unsec. Global Notes, 4.60%, 08/01/2043	665,000	693,024
WR Berkley Corp., Sr. Unsec. Global Notes, 4.63%, 03/15/2022	420,000	431,406
		3,133,827

Railroads–0.18%
Burlington Northern Santa Fe, LLC, Sr. Unsec. Deb., 5.15%, 09/01/2043	991,000	1,111,904
CSX Corp., Sr. Unsec. Notes, 5.50%, 04/15/2041	380,000	425,654
Union Pacific Corp., Sr. Unsec. Global Notes, 3.65%, 02/15/2024	101,000	100,804
Sr. Unsec. Notes, 4.15%, 01/15/2045	440,000	423,180
4.85%, 06/15/2044	570,000	601,818
		2,663,360

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value

Regional Banks–0.05%
Citizens Financial Group, Inc., Sr. Unsec. Global Notes, 2.38%, 07/28/2021	$455,000	$439,233
SunTrust Banks, Inc., Unsec. Sub. Global Notes, 3.30%, 05/15/2026	385,000	362,802
		802,035

Reinsurance–0.03%
Reinsurance Group of America, Inc., Sr. Unsec. Medium-Term Notes, 4.70%, 09/15/2023	386,000	396,835

Renewable Electricity–0.04%
Oglethorpe Power Corp., Sr. Sec. First Mortgage Bonds, 4.55%, 06/01/2044	581,000	573,263

Semiconductors–0.73%
Broadcom Corp./Broadcom Cayman Finance Ltd., Sr. Unsec. Gtd. Global Notes, 3.63%, 01/15/2024	670,000	650,534
Cree, Inc., Sr. Unsec. Conv. Notes, 0.88%, 09/01/2023(c)	2,887,000	2,655,933
Microchip Technology Inc., Sr. Unsec. Sub. Conv. Notes, 1.63%, 02/15/2027	2,180,000	2,328,728
Micron Technology, Inc., Series G, Sr. Unsec. Conv. Global Bonds, 3.00%, 11/15/2028(d)	1,566,000	2,430,769
ON Semiconductor Corp., Sr. Unsec. Gtd. Conv. Bonds, 1.00%, 12/01/2020	1,702,000	1,978,698
Silicon Laboratories Inc., Sr. Unsec. Conv. Bonds, 1.38%, 03/01/2022	619,000	708,853
Texas Instruments Inc., Sr. Unsec. Notes, 2.63%, 05/15/2024	230,000	221,219
		10,974,734

Specialized Finance–0.27%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), Sr. Unsec. Gtd. Global Notes, 3.95%, 02/01/2022	385,000	384,158
Air Lease Corp., Sr. Unsec. Global Notes, 3.00%, 09/15/2023	649,000	616,819
4.25%, 09/15/2024	430,000	428,292
Aircastle Ltd., Sr. Unsec. Notes, 4.40%, 09/25/2023	835,000	835,845
Aviation Capital Group LLC, Sr. Unsec. Notes, 2.88%, 01/20/2022(c)	1,115,000	1,080,698
4.88%, 10/01/2025(c)	735,000	748,735
		4,094,547

	Principal Amount	Value

Specialized REITs–0.26%
Crown Castle International Corp., Sr. Unsec. Global Bonds, 3.80%, 02/15/2028	$1,917,000	$1,820,489
Sr. Unsec. Global Notes, 4.75%, 05/15/2047	50,000	47,503
EPR Properties, Sr. Unsec. Gtd. Global Notes, 4.75%, 12/15/2026	1,710,000	1,678,234
Life Storage LP, Sr. Unsec. Gtd. Global Notes, 3.50%, 07/01/2026	444,000	412,420
		3,958,646

Specialty Chemicals–0.01%
Sherwin-Williams Co. (The), Sr. Unsec. Global Notes, 4.50%, 06/01/2047	170,000	163,893

Systems Software–0.24%
FireEye, Inc., Series A, Sr. Unsec. Conv. Bonds, 1.00%, 06/01/2020(d)	1,722,000	1,648,813
Series B, Sr. Unsec. Conv. Bonds, 1.63%, 06/01/2022(d)	1,745,000	1,604,992
Microsoft Corp., Sr. Unsec. Global Notes, 3.50%, 02/12/2035	403,000	388,952
		3,642,757

Technology Distributors–0.05%
Avnet, Inc., Sr. Unsec. Global Notes, 4.63%, 04/15/2026	705,000	701,132

Technology Hardware, Storage & Peripherals–0.39%
Apple Inc., Sr. Unsec. Global Notes, 2.15%, 02/09/2022	716,000	692,459
3.35%, 02/09/2027	335,000	327,872
Dell International LLC/ EMC Corp., Sr. Sec. Gtd. First Lien Notes, 5.45%, 06/15/2023(c)	14,000	17,436
8.35%, 07/15/2046(c)	645,000	678,172
SanDisk Corp., Sr. Unsec. Gtd. Conv. Bonds, 0.50%, 10/15/2020	2,520,000	2,263,237
Western Digital Corp., Sr. Unsec. Gtd. Conv. Notes, 1.50%, 02/01/2024(c)	2,107,000	1,955,024
		5,934,200

Tobacco–0.11%
Philip Morris International Inc., Sr. Unsec. Global Notes, 3.60%, 11/15/2023	405,000	405,030
4.88%, 11/15/2043	1,210,000	1,234,993
		1,640,023

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value

Wireless Telecommunication Services–0.17%

América Móvil, S.A.B. de C.V. (Mexico), Sr. Unsec. Global Notes, 4.38%, 07/16/2042	$600,000	$587,024
Rogers Communications Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 4.30%, 02/15/2048	1,515,000	1,462,476
4.50%, 03/15/2043	585,000	575,122
		2,624,622
Total Bonds & Notes (Cost $260,584,600)		273,895,581

U.S. Treasury Securities–12.03%

U.S. Treasury Bills–0.00%
1.34%, 01/24/2019(g)(h)	40,000	39,718

U.S. Treasury Notes–10.80%
1.25%, 01/31/2019	19,275,000	19,207,471
3.63%, 08/15/2019	1,525,000	1,538,046
3.38%, 11/15/2019	300,000	302,226
3.63%, 02/15/2020	46,000	46,543
2.63%, 08/31/2020	71,210,000	70,963,825
2.63%, 11/15/2020	600,000	597,363
2.75%, 09/15/2021	26,096,000	26,000,179
2.75%, 08/31/2023	15,466,500	15,333,887
2.75%, 08/31/2025	9,710,700	9,553,091
2.88%, 08/15/2028	19,626,400	19,331,621
		162,874,252

U.S. Treasury Bonds–1.23%
4.50%, 02/15/2036	4,000,000	4,747,422
4.50%, 08/15/2039	40,000	48,191
4.38%, 05/15/2040	80,000	95,056
3.13%, 05/15/2048	13,886,100	13,697,336
		18,588,005
Total U.S. Treasury Securities (Cost $183,003,388)		181,501,975

	Shares	Value

Preferred Stocks–0.50%

Asset Management & Custody Banks–0.18%
AMG Capital Trust II, $2.58 Conv. Pfd.	47,000	2,709,277

Diversified Banks–0.02%
Wells Fargo & Co., Series Q, 5.85% Pfd.	12,000	309,240

Oil & Gas Storage & Transportation–0.30%
El Paso Energy Capital Trust I, $2.38 Conv. Pfd.	95,499	4,487,498
Total Preferred Stocks (Cost $6,118,550)		7,506,015

	Principal Amount	Value

U.S. Government Sponsored Agency Securities–0.07%

Federal Home Loan Mortgage Corp. (FHLMC)–0.07%

Unsec. Global Notes, 6.75%, 03/15/2031 (Cost $925,271)	$750,000	$1,005,100

U.S. Government Sponsored Agency Mortgage-Backed Securities–0.00%

Federal Home Loan Mortgage Corp. (FHLMC)–0.00%
Pass Through Ctfs., 5.50%, 02/01/2037	19	20

Federal National Mortgage Association (FNMA)–0.00%
Pass Through Ctfs., 5.50%, 03/01/2021	40	41
9.50%, 04/01/2030	1,535	1,706
		1,747
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $1,762)		1,767

	Shares

Money Market Funds–2.65%
Invesco Government & Agency Portfolio –Institutional Class, 1.97% (i)	13,992,666	13,992,666
Invesco Liquid Assets Portfolio –Institutional Class, 2.15% (i)	9,996,316	9,999,315
Invesco Treasury Portfolio –Institutional Class, 1.97% (i)	15,991,619	15,991,619
Total Money Market Funds (Cost $39,980,898)		39,983,600
TOTAL INVESTMENTS IN SECURITIES–98.00% (Cost $1,202,298,590)		1,478,344,640
OTHER ASSETS LESS LIABILITIES–2.00%		30,221,716
NET ASSETS–100.00%		$1,508,566,356

Investment Abbreviations:

Conv.	—Convertible

Ctfs.	—Certificates

Deb.	—Debentures

Gtd.	—Guaranteed

Jr.	—Junior

Pfd.	—Preferred

REIT	—Real Estate Investment Trust

Sec.	—Secured

Sr.	—Senior

Sub.	—Subordinated

Unsec.	—Unsecured

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2018 was $73,998,425, which represented 4.91% of the Fund’s Net Assets.

(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(e)	Perpetual bond with no specified maturity date.

(f)	Exchangeable for a basket of five common stocks.

(g)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(h)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F.

(i)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2018.

Open Futures Contracts
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5 Year Notes	19	December-2018	$(2,137,055)	$17,025	$17,025
U.S. Treasury 10 Year Notes	17	December-2018	(2,019,281)	24,530	24,530
Total Futures Contracts—Interest Rate Risk				$41,555	$41,555

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

Open Forward Foreign Currency Contracts
						Unrealized
Settlement		Contract to				Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)
10/26/2018	Bank of New York Mellon (The)	AUD	4,051,770	USD	2,938,607	$9,371
10/26/2018	Bank of New York Mellon (The)	CHF	5,276,897	USD	5,484,058	95,672
10/26/2018	Bank of New York Mellon (The)	EUR	3,252,794	USD	3,837,549	53,812
10/26/2018	Bank of New York Mellon (The)	GBP	14,122,435	USD	18,604,825	178,090
10/26/2018	Bank of New York Mellon (The)	USD	481,282	CAD	626,141	3,746
10/26/2018	State Street Bank and Trust Co.	AUD	4,051,770	USD	2,939,174	9,938
10/26/2018	State Street Bank and Trust Co.	CHF	5,276,897	USD	5,484,058	95,672
10/26/2018	State Street Bank and Trust Co.	EUR	3,252,794	USD	3,839,468	55,731
10/26/2018	State Street Bank and Trust Co.	GBP	14,122,435	USD	18,604,754	178,019
10/26/2018	State Street Bank and Trust Co.	USD	188,483	CAD	245,780	1,907
Subtotal—Appreciation						681,958
10/26/2018	Bank of New York Mellon (The)	CAD	6,640,750	USD	5,135,785	(8,347)
10/26/2018	State Street Bank and Trust Co.	CAD	6,640,750	USD	5,133,542	(10,590)
Subtotal—Depreciation						(18,937)
Total Forward Foreign Currency Contracts—Currency Risk						$663,021

Abbreviations:

AUD	—	Australian Dollar	CAD	—	Canadian Dollar
CHF	—	Swiss Franc	EUR	—	Euro
GBP	—	British Pound Sterling	USD	—	U.S. Dollar

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco V.I. Equity and Income Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

Invesco V.I. Equity and Income Fund

E.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

G.

Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

Invesco V.I. Equity and Income Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended September 30, 2018, there were no material transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$901,748,696	$72,701,906	$—	$974,450,602
Bonds & Notes	—	273,895,581	—	273,895,581
U.S. Treasury Securities	—	181,501,975	—	181,501,975
Preferred Stocks	7,506,015	—	—	7,506,015
U.S. Government Sponsored Agency Securities	—	1,005,100	—	1,005,100
U.S. Government Sponsored Agency Mortgaged- Backed Securities	—	1,767	—	1,767
Money Market Funds	39,983,600	—	—	39,983,600
Total Investments in Securities	949,238,311	529,106,329	—	1,478,344,640
Other Investments – Assets*
Forward Foreign Currency Contracts	—	681,958	—	681,958
Futures Contracts	41,555	—	—	41,555
	41,555	681,958	—	723,513
Other Investments – Liabilities*
Forward Foreign Currency Contracts	—	(18,937)	—	(18,937)
Total Other Investments	41,555	663,021	—	704,576
Total Investments	$949,279,866	$529,769,350	$—	$1,479,049,216

* Unrealized appreciation (depreciation).

Invesco V.I. Equity and Income Fund

Invesco V.I. Global Core Equity Fund
Quarterly Schedule of Portfolio Holdings September 30, 2018

invesco.com/us	VIGCE-QTR-1 11/18	Invesco Advisers, Inc.

Schedule of Investments

September 30, 2018

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–100.82%

Australia–1.84%

Brambles Ltd.	89,357	$704,050
Rio Tinto PLC	14,477	730,395
		1,434,445

Brazil–0.93%

PagSeguro Digital Ltd. -Class A (a)	26,246	726,227

China–1.35%

Baidu, Inc. -ADR(a)	4,597	1,051,242

Denmark–2.12%

AP Moller - Maersk A/S -Class B	530	744,305
Novo Nordisk A/S -Class B	19,262	906,885
		1,651,190

Germany–3.91%

Infineon Technologies AG	18,910	429,669
KION Group AG	12,054	740,911
Siemens AG	14,684	1,880,197
		3,050,777

Hong Kong–2.62%

AIA Group Ltd.	229,200	2,046,546

Ireland–1.01%

James Hardie Industries PLC	52,239	788,753

Italy–4.14%

Banca Mediolanum S.p.A.	111,740	759,386
Enel S.p.A.	315,386	1,611,617
Prysmian S.p.A.	36,867	855,928
		3,226,931

Japan–14.48%

Asahi Group Holdings, Ltd.	34,000	1,473,772
Daito Trust Construction Co., Ltd.	7,800	1,003,318
Hitachi, Ltd.	31,000	1,053,160
KDDI Corp.	48,200	1,331,630
Komatsu Ltd.	41,800	1,271,438
Nissan Chemical Corp.	9,300	491,111
Seven & i Holdings Co., Ltd.	22,700	1,010,931
Shimano Inc.	7,900	1,273,095
SoftBank Group Corp.	20,900	2,109,866
Suruga Bank Ltd. (b)	55,400	276,951
		11,295,272

Luxembourg–0.72%

ArcelorMittal	18,211	564,676

Netherlands–2.21%

Heineken N.V.	8,768	821,003

	Shares	Value

Netherlands–(continued)

ING Groep N.V.	69,659	$903,095
		1,724,098

Singapore–1.03%

DBS Group Holdings Ltd.	42,300	805,088

South Korea–0.54%

Samsung Electronics Co., Ltd.	10,079	422,060

Sweden–1.51%

Svenska Handelsbanken AB -Class A	93,468	1,179,343

Switzerland–2.29%

Glencore PLC	181,081	780,587
UBS Group AG	63,624	1,003,416
		1,784,003

Taiwan–0.88%

Taiwan Semiconductor Manufacturing Co., Ltd.	80,000	683,076

United Kingdom–8.25%

Imperial Brands PLC	27,109	942,812
Just Eat PLC (a)	98,630	861,571
Royal Dutch Shell PLC -Class A -ADR	36,853	2,511,163
St. James’s Place PLC	94,112	1,401,317
Vodafone Group PLC -ADR	32,971	715,471
		6,432,334

United States–50.99%

Allergan PLC	6,251	1,190,690
Alphabet Inc. -Class C (a)	1,888	2,253,271
American Express Co.	18,468	1,966,657
Aptiv PLC	8,321	698,132
Biogen Inc. (a)	3,783	1,336,572
BioMarin Pharmaceutical Inc. (a)	7,875	763,639
Booking Holdings Inc. (a)	587	1,164,608
Carnival Corp.	15,549	991,560
Celgene Corp. (a)	9,141	818,028
Chevron Corp.	19,277	2,357,192
Cognizant Technology Solutions Corp.-Class A	18,106	1,396,878
Colfax Corp. (a)	39,207	1,413,804
Comcast Corp. -Class A	32,404	1,147,426
Concho Resources Inc. (a)	9,811	1,498,630
Delta Air Lines, Inc.	24,789	1,433,548
eBay Inc. (a)	36,273	1,197,734
Elanco Animal Health Inc. (a)	11,044	385,325
EPAM Systems, Inc. (a)	6,212	855,392
Facebook, Inc. -Class A (a)	4,938	812,103
FedEx Corp.	4,228	1,018,060
First Republic Bank	24,001	2,304,096
HCA Healthcare, Inc.	9,471	1,317,605
Marsh & McLennan Cos., Inc.	10,573	874,599

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Global Core Equity Fund

	Shares	Value

United States–(continued)

Moody’s Corp.	2,816	$470,835
NIKE, Inc. -Class B	15,016	1,272,156
Oracle Corp.	25,660	1,323,030
PepsiCo, Inc.	9,586	1,071,715
Progressive Corp. (The)	8,077	573,790
Sherwin-Williams Co. (The)	1,924	875,824
U.S. Bancorp	22,054	1,164,672
United Technologies Corp.	11,822	1,652,834
Verizon Communications Inc.	27,179	1,451,087
Zimmer Biomet Holdings, Inc.	5,446	715,986
		39,767,478
Total Common Stocks & Other Equity Interests (Cost $67,922,731)		78,633,539

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–0.28%

Invesco Government & Agency Portfolio–Institutional Class, 1.97% (Cost $220,215) (c)(d)	220,215	$220,215
TOTAL INVESTMENTS IN SECURITIES–101.10% (Cost $68,142,946)		78,853,754
OTHER ASSETS LESS LIABILITIES–(1.10)%		(857,987)
NET ASSETS–100.00%		$77,995,767

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	All or a portion of this security was out on loan at September 30, 2018.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2018.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

Open Forward Foreign Currency Contracts- Currency Risk
Settlement		Contract to				Unrealized
Date	Counterparty	Deliver		Receive		Appreciation
11/05/2018	State Street Bank and Trust Co.	JPY	202,000,000	USD	1,827,708	$45,485

Currency Abbreviations:
JPY	—	Japanese Yen
USD	—	U.S. Dollar

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Global Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2018

(Unaudited)

NOTE 1 —  Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco V.I. Global Core Equity Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to

Invesco V.I. Global Core Equity Fund

D.	Securities Lending – (continued)

counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

E.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

Invesco V.I. Global Core Equity Fund

NOTE 2 —  Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended September 30, 2018, there were transfers from Level 1 to Level 2 of $2,579,327 and from Level 2 to Level 1 of $2,618,781, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$704,050	$730,395	$—	$1,434,445
Brazil	726,227	—	—	726,227
China	1,051,242	—	—	1,051,242
Denmark	1,651,190	—	—	1,651,190
Germany	1,170,580	1,880,197	—	3,050,777
Hong Kong	2,046,546	—	—	2,046,546
Ireland	—	788,753	—	788,753
Italy	—	3,226,931	—	3,226,931
Japan	11,295,272	—	—	11,295,272
Luxembourg	—	564,676	—	564,676
Netherlands	—	1,724,098	—	1,724,098
Singapore	—	805,088	—	805,088
South Korea	422,060	—	—	422,060
Sweden	—	1,179,343	—	1,179,343
Switzerland	—	1,784,003	—	1,784,003
Taiwan	—	683,076	—	683,076
United Kingdom	4,088,205	2,344,129	—	6,432,334
United States	39,767,478	—	—	39,767,478
Money Market Funds	220,215	—	—	220,215
Total Investments in Securities	63,143,065	15,710,689	—	78,853,754
Other Investments – Assets*
Forward Foreign Currency Contracts	—	45,485	—	45,485
Total Investments	$63,143,065	$15,756,174	$—	$78,899,239

* Unrealized appreciation.

Invesco V.I. Global Core Equity Fund

Invesco V.I. Health Care Fund Quarterly Schedule of Portfolio Holdings September 30, 2018

invesco.com/us I-VIGHC-QTR-1 11/18 Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2018

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.51%

Biotechnology–23.25%

Abeona Therapeutics, Inc. (b)	12,644	$ 161,843
ACADIA Pharmaceuticals Inc. (b)	51,746	1,074,247
Alexion Pharmaceuticals, Inc. (b)	34,221	4,757,061
Amarin Corp. PLC -ADR (Ireland)(b)	205,993	3,351,506
Amicus Therapeutics, Inc. (b)	65,550	792,500
Array BioPharma Inc. (b)	118,453	1,800,486
Ascendis Pharma A/S -ADR (Denmark)(b)	15,659	1,109,597
Audentes Therapeutics, Inc. (b)	12,273	485,888
Avrobio, Inc. (b)	15,465	802,170
BioCryst Pharmaceuticals, Inc. (b)	96,821	738,744
Biogen Inc. (b)	16,108	5,691,117
BioMarin Pharmaceutical Inc. (b)	42,447	4,116,086
bluebird bio, Inc. (b)	8,802	1,285,092
Celgene Corp. (b)	34,219	3,062,258
Clovis Oncology Inc. (b)	35,515	1,043,076
DBV Technologies S.A. – ADR (France)(b)	87,618	1,967,900
Exact Sciences Corp. (b)	39,210	3,094,453
Heron Therapeutics, Inc. (b)	31,133	985,359
Incyte Corp. (b)	21,828	1,507,878
Kadmon Holdings, Inc. (b)	144,059	481,157
Loxo Oncology, Inc. (b)	6,159	1,052,142
Momenta Pharmaceuticals, Inc. (b)	36,883	970,023
Neurocrine Biosciences, Inc. (b)	15,163	1,864,291
REGENXBIO Inc. (b)	14,958	1,129,329
Rocket Pharmaceuticals, Inc. (b)	32,998	812,411
Rubius Therapeutics, Inc. (b)	40,991	983,784
Sarepta Therapeutics, Inc. (b)	6,725	1,086,155
Vertex Pharmaceuticals Inc. (b)	24,333	4,689,942
		50,896,495

Drug Retail–0.43%

Raia Drogasil S.A. (Brazil)	52,760	946,494

Health Care Equipment–16.66%

Abbott Laboratories	67,261	4,934,267
Baxter International Inc.	40,977	3,158,917
Boston Scientific Corp. (b)	126,187	4,858,200
Edwards Lifesciences Corp. (b)	14,668	2,553,699
Glaukos Corp. (b)	5,590	362,791
Koninklijke Philips N.V. (Netherlands)	62,453	2,844,972
Medtronic PLC	59,414	5,844,555
Olympus Corp. (Japan)	54,000	2,107,815
Wright Medical Group N.V. (b)	117,095	3,398,097
Zimmer Biomet Holdings, Inc.	48,736	6,407,322
		36,470,635

	Shares	Value

Health Care Facilities–1.59%

HCA Healthcare, Inc.	24,932	$ 3,468,540

Health Care Supplies–2.17%

Align Technology, Inc. (b)	6,791	2,656,775
DENTSPLY SIRONA Inc.	55,238	2,084,682
		4,741,457

Health Care Technology–0.99%

HMS Holdings Corp. (b)	32,082	1,052,610
Inspire Medical Systems, Inc. (b)	20,634	868,279
Ping An Healthcare and Technology Co. Ltd. (China)(b)(c)	37,200	248,527
		2,169,416

Life Sciences Tools & Services–6.75%

Agilent Technologies, Inc.	16,723	1,179,641
Eurofins Scientific S.E. (Luxembourg)	3,931	2,231,840
Illumina, Inc. (b)	7,505	2,754,785
Thermo Fisher Scientific, Inc.	35,303	8,616,756
		14,783,022

Managed Health Care–14.38%

Anthem, Inc.	16,753	4,591,160
Centene Corp. (b)	30,795	4,458,500
Cigna Corp.	16,951	3,530,046
Hapvida Participacoes e Investimentos S.A. (Brazil)(b)(c)	155,200	922,311
HealthEquity, Inc. (b)	11,488	1,084,582
Humana Inc.	16,083	5,444,417
Notre Dame Intermedica Participacoes S.A. (Brazil)(b)	155,383	1,011,506
Qualicorp Consultoria e Corretora de Seguros S.A. (Brazil)	109,000	437,776
UnitedHealth Group Inc.	37,625	10,009,755
		31,490,053

Pharmaceuticals–31.29%

Aclaris Therapeutics, Inc. (b)	59,273	860,644
Aerie Pharmaceuticals, Inc. (b)	18,915	1,164,218
Allergan PLC	18,049	3,437,974
Assembly Biosciences, Inc. (b)	12,099	449,357
AstraZeneca PLC -ADR (United Kingdom)	181,177	7,169,174
Bristol-Myers Squibb Co.	37,866	2,350,721
Elanco Animal Health Inc. (b)	29,865	1,041,990
Eli Lilly and Co.	62,411	6,697,324
Indivior PLC (United Kingdom)(b)	309,813	743,617
Jazz Pharmaceuticals PLC (b)	9,871	1,659,611
Johnson & Johnson	63,341	8,751,826
Merck & Co., Inc.	85,051	6,033,518
Nippon Shinyaku Co., Ltd. (Japan)	30,100	1,973,640
Novartis AG -ADR (Switzerland)	104,312	8,987,522
Novo Nordisk A/S -Class B (Denmark)	96,803	4,557,634

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Health Care Fund

	Shares	Value

Pharmaceuticals–(continued)

Odonate Therapeutics, Inc. (b)	42,502	$ 824,964
Pfizer Inc.	73,399	3,234,694
Roche Holding AG (Switzerland)	13,062	3,160,734
Sanofi -ADR (France)	72,157	3,223,253
Supernus Pharmaceuticals Inc. (b)	19,063	959,822
Zogenix, Inc. (b)	24,755	1,227,848
		68,510,085
Total Common Stocks & Other Equity Interests (Cost $164,641,060)		213,476,197

	Shares	Value

Money Market Funds–2.59%

Invesco Government & Agency Portfolio– Institutional Class, 1.97% (d)	1,987,171	$ 1,987,171
Invesco Liquid Assets Portfolio – Institutional Class, 2.15% (d)	1,418,872	1,419,298
Invesco Treasury Portfolio – Institutional Class, 1.97% (d)	2,271,052	2,271,052
Total Money Market Funds (Cost $5,677,636)		5,677,521
TOTAL INVESTMENTS IN SECURITIES–100.10% (Cost $170,318,696)		219,153,718
OTHER ASSETS LESS LIABILITIES–(0.10)%		(225,639)
NET ASSETS–100.00%		$ 218,928,079

Investment Abbreviations:

ADR        —        American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2018 was $1,170,838, which represented less than 1% of the Fund’s Net Assets.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Health Care Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco V.I. Health Care Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

Invesco V.I. Health Care Fund

E.	Forward Foreign Currency Contracts – (continued)

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.

Other Risks - The Fund’s performance is vulnerable to factors affecting the health care industry, including government regulation, obsolescence caused by scientific advances and technological innovations.

The Fund has invested in non-publicly traded companies, some of which are in the startup or development stages. These investments are inherently risky, as the market for the technologies or products these companies are developing are typically in the early stages and may never materialize. The Fund could lose its entire investment in these companies. These investments are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees. Investments in privately held venture capital securities are illiquid.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended September 30, 2018, there were transfers from Level 1 to Level 2 of $3,160,734 and from Level 2 to Level 1 of $9,585,583, due to foreign fair value adjustments.

Invesco V.I. Health Care Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock & Other Equity Interests	$210,315,463	$3,160,734	$—	$213,476,197
Money Market Funds	5,677,521	—	—	5,677,521
Total Investments	$215,992,984	$3,160,734	$—	$219,153,718

Invesco V.I. Health Care Fund

Invesco V.I. Global Real Estate Fund Quarterly Schedule of Portfolio Holdings September 30, 2018

invesco.com/us	VIGRE-QTR-1	11/18	Invesco Advisers, Inc.

Schedule of Investments

September 30, 2018

(Unaudited)

	Shares	Value

Real Estate Investments Trust, Common Stocks & Other Equity Interests–98.56%

Australia–4.03%

DEXUS	283,363	$2,162,993
Goodman Group	584,621	4,391,454
GPT Group (The)	404,739	1,519,829
Mirvac Group	1,322,323	2,303,578
Scentre Group	1,800,212	5,144,927
		15,522,781

Brazil–0.43%

BR Malls Participacoes S.A. (a)	259,125	619,172
BR Properties S.A.	137,500	261,480
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	72,300	193,347
MRV Engenharia e Participacoes S.A.	97,500	294,778
Multiplan Empreendimentos Imobiliarios S.A.	63,300	294,513
		1,663,290

Canada–2.14%

Allied Properties REIT	56,700	1,891,975
Canadian Apartment Properties REIT	45,303	1,672,667
Chartwell Retirement Residences	93,481	1,059,546
H&R REIT	62,000	953,772
Killam Apartment REIT	85,800	1,071,462
RioCan REIT	82,900	1,583,999
		8,233,421

Chile–0.10%

Parque Arauco S.A.	143,045	370,749

China–5.39%

Agile Group Holdings Ltd.	212,000	295,611
CapitaLand Retail China Trust	213,700	226,667
China Aoyuan Property Group Ltd.	298,000	201,754
China Evergrande Group	708,000	1,985,169
China Jinmao Holdings Group Ltd.	2,158,000	981,366
China Overseas Grand Oceans Group Ltd.	230,000	74,039
China Overseas Land & Investment Ltd.	1,230,000	3,849,470
China Resources Land Ltd.	758,444	2,654,629
China SCE Group Holdings Ltd.	388,000	149,682
China Vanke Co., Ltd. –Class H	474,200	1,549,745
CIFI Holdings (Group) Co. Ltd.	1,098,000	497,882
Country Garden Holdings Co. Ltd.	1,596,000	1,986,101
Guangzhou R&F Properties Co. Ltd.	123,200	226,308
Jiayuan International Group Ltd.	244,000	417,661
KWG Group Holdings Ltd.	522,500	477,891
Logan Property Holdings Co. Ltd.	390,000	435,229
Longfor Group Holdings Ltd.	439,000	1,121,357
Shimao Property Holdings Ltd.	484,500	1,208,101
Sino-Ocean Group Holding Ltd.	652,000	288,400

	Shares	Value

China–(continued)

SOHO China Ltd.	507,500	$197,079
Sunac China Holdings Ltd.	547,000	1,683,969
Times China Holdings Ltd.	274,000	289,579
		20,797,689

France–2.64%

ICADE	22,169	2,054,272
Klepierre S.A.	42,667	1,512,412
Unibail-Rodamco-Westfield	29,946	6,022,654
Unibail-Rodamco-Westfield (a)	2,917	586,659
		10,175,997

Germany–5.88%

Aroundtown S.A.	381,513	3,393,042
Deutsche Wohnen S.E.	109,819	5,268,523
Grand City Properties S.A.	147,171	3,813,884
LEG Immobilien AG	24,505	2,909,170
Vonovia S.E.	149,314	7,295,035
		22,679,654

Hong Kong–7.81%

CK Asset Holdings Ltd.	907,800	6,774,274
Hang Lung Properties Ltd.	542,000	1,059,304
Hongkong Land Holdings Ltd.	89,100	589,842
K Wah International Holdings Ltd.	281,000	133,171
Kerry Properties Ltd.	143,500	486,683
Link REIT	735,000	7,234,187
Mapletree North Asia Commercial Trust	426,500	355,664
New World Development Co. Ltd.	2,836,000	3,841,578
Sino Land Co. Ltd.	666,000	1,141,712
Sun Hung Kai Properties Ltd.	475,500	6,924,448
Swire Properties Ltd.	344,400	1,304,420
Yuexiu REIT	378,000	247,707
		30,092,990

India–0.22%

Ascendas India Trust	351,200	280,025
DLF Ltd.	100,735	225,886
Oberoi Realty Ltd.	62,718	350,923
		856,834

Indonesia–0.29%

PT Bumi Serpong Damai Tbk (a)	2,663,000	206,406
PT Ciputra Development Tbk	7,420,638	435,732
PT Pakuwon Jati Tbk	9,535,000	329,532
PT Summarecon Agung Tbk	3,043,500	134,159
		1,105,829

Ireland–0.33%

Green REIT PLC	730,405	1,278,455

Japan–9.92%

Activia Properties, Inc.	174	753,459

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Global Real Estate Fund

	Shares	Value

Japan–(continued)

Advance Residence Investment Corp.	438	$1,118,708
AEON REIT Investment Corp.	97	104,240
Daiwa House REIT Investment Corp.	144	329,393
Daiwa Office Investment Corp.	239	1,440,899
Fukuoka REIT Corp.	550	850,995
GLP J-REIT	1,568	1,524,943
Hulic Co., Ltd.	158,100	1,551,501
Japan Hotel REIT Investment Corp.	2,627	1,912,101
Japan Prime Realty Investment Corp.	320	1,140,644
Japan Real Estate Investment Corp.	413	2,166,414
Japan Retail Fund Investment Corp.	639	1,159,108
Kenedix Office Investment Corp.	149	950,757
Mitsubishi Estate Co., Ltd.	311,200	5,291,660
Mitsui Fudosan Co., Ltd.	253,000	5,987,652
Mitsui Fudosan Logistics Park Inc.	223	626,096
Nippon Building Fund Inc.	344	1,989,157
Nippon Prologis REIT Inc.	435	861,041
Nomura Real Estate Master Fund, Inc.	762	1,042,462
ORIX JREIT Inc.	665	1,038,294
Sumitomo Realty & Development Co., Ltd. 105,000		3,770,463
Tokyo Tatemono Co., Ltd.	92,600	1,129,586
United Urban Investment Corp.	958	1,503,357
		38,242,930

Malaysia–0.39%

IOI Properties Group Bhd.	961,500	387,992
KLCCP Stapled Group	303,700	557,719
Mah Sing Group Bhd.	731,700	180,339
Sime Darby Property Bhd.	1,263,500	360,259
		1,486,309

Malta–0.00%

BGP Holdings PLC (Acquired 08/06/2009; Cost $0) (a)(b)(c)	3,053,090	3

Mexico–0.50%

Fibra Uno Administracion S.A. de C.V.	807,700	1,068,215
Macquarie Mexico Real Estate Management S.A. de C.V.	534,800	640,994
PLA Administradora Industrial, S. de R.L. de C.V.	132,000	202,719
		1,911,928

Philippines–0.78%

Ayala Land, Inc.	1,658,200	1,229,149
Robinsons Land Corp.	589,600	221,523
SM Prime Holdings Inc.	2,303,900	1,545,939
		2,996,611

Singapore–2.25%

Ascendas REIT	61,100	117,840
CapitaLand Commercial Trust	1,545,500	2,012,355
CapitaLand Ltd.	598,000	1,472,035
City Developments Ltd.	344,000	2,292,411
Mapletree Commercial Trust	841,700	991,286

	Shares	Value

Singapore–(continued)

Mapletree Logistics Trust	1,308,700	$1,177,500
UOL Group Ltd.	82,900	417,820
Yanlord Land Group Ltd.	170,900	185,020
		8,666,267

South Africa–0.76%

Growthpoint Properties Ltd.	844,350	1,387,024
Hyprop Investments Ltd.	125,467	818,924
SA Corporate Real Estate Ltd.	2,521,602	736,442
		2,942,390

Spain–0.92%

Inmobiliaria Colonial SOCIMI, S.A.	123,548	1,282,900
Merlin Properties SOCIMI, S.A.	168,430	2,283,373
		3,566,273

Sweden–1.64%

Fabege AB	160,368	2,221,990
Hufvudstaden AB -Class A	141,291	2,149,396
Wihlborgs Fastigheter AB	161,435	1,942,146
		6,313,532

Switzerland–0.70%

Swiss Prime Site AG	31,790	2,709,633

Thailand–0.63%

AP Thailand PCL	1,192,200	334,731
Central Pattana PCL	554,300	1,422,601
Supalai PCL	287,300	215,875
Supalai PCL -NVDR	161,400	121,275
WHA Corp. PCL -NVDR	2,524,000	339,526
		2,434,008

Turkey–0.04%

Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	590,638	175,182

United Arab Emirates–0.11%

Emaar Malls PJSC	882,789	439,832

United Kingdom–4.02%

Big Yellow Group PLC	100,542	1,203,007
Derwent London PLC	44,767	1,667,040
Grainger PLC	266,149	1,040,696
Great Portland Estates PLC	160,106	1,396,293
Land Securities Group PLC	234,125	2,693,466
SEGRO PLC	354,144	2,944,030
Tritax Big Box REIT PLC	1,088,217	2,092,114
UNITE Group PLC (The)	123,862	1,441,675
Workspace Group PLC	80,084	1,025,026
		15,503,347

United States–46.64%

Alexandria Real Estate Equities, Inc.	29,534	3,715,082
American Campus Communities, Inc.	79,140	3,257,402
American Homes 4 Rent -Class A	88,017	1,926,692
American Tower Corp. -Class A	9,118	1,324,845
AvalonBay Communities, Inc.	48,059	8,705,888

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Global Real Estate Fund

	Shares	Value

United States–(continued)

Boston Properties, Inc.	63,278	$7,788,889
Corporate Office Properties Trust	50,226	1,498,242
Cousins Properties, Inc.	150,780	1,340,434
Crown Castle International Corp.	27,737	3,087,960
CyrusOne Inc.	10,738	680,789
Digital Realty Trust, Inc.	30,922	3,478,107
Duke Realty Corp.	78,645	2,231,159
EastGroup Properties, Inc.	12,510	1,196,206
Empire State Realty Trust Inc. -Class A	99,887	1,659,123
Equinix, Inc.	9,199	3,982,155
Equity LifeStyle Properties, Inc.	21,197	2,044,451
Equity Residential	93,287	6,181,197
Essex Property Trust, Inc.	16,045	3,958,462
Extra Space Storage Inc.	44,600	3,864,144
Federal Realty Investment Trust	25,994	3,287,461
HCP, Inc.	64,442	1,696,113
Healthcare Realty Trust, Inc.	180,241	5,273,852
Highwoods Properties, Inc.	1,890	89,321
Hilton Worldwide Holdings Inc.	42,270	3,414,571
Host Hotels & Resorts Inc.	88,905	1,875,896
Hudson Pacific Properties, Inc.	130,920	4,283,702
Invitation Homes Inc.	211,729	4,850,711
Kilroy Realty Corp.	53,006	3,800,000
Liberty Property Trust	62,372	2,635,217
Macerich Co. (The)	58,805	3,251,328
Mid-America Apartment Communities, Inc.	64,535	6,465,116
National Health Investors, Inc.	30,476	2,303,681
National Retail Properties, Inc.	67,746	3,036,376
Park Hotels & Resorts Inc.	131,337	4,310,480
Pebblebrook Hotel Trust	30,368	1,104,484
PotlatchDeltic Corp.	20,295	831,080
Prologis, Inc.	191,480	12,980,429
Public Storage	41,944	8,457,169
QTS Realty Trust, Inc. -Class A	20,836	889,072

	Shares	Value

United States–(continued)

Realty Income Corp.	63,835	$3,631,573
Regency Centers Corp.	25,857	1,672,172
Retail Opportunity Investments Corp.	270,212	5,044,858
SBA Communications Corp. -Class A (a)	3,871	621,799
Simon Property Group, Inc.	67,911	12,003,269
SL Green Realty Corp.	19,687	1,920,073
Sun Communities, Inc.	32,343	3,284,108
Sunstone Hotel Investors, Inc.	175,415	2,869,789
Ventas, Inc.	55,439	3,014,773
Washington REIT	122,401	3,751,591
Weingarten Realty Investors	868	25,832
Welltower Inc.	53,332	3,430,314
Weyerhaeuser Co.	54,492	1,758,457
		179,785,894
Total Real Estate Investments Trust, Common Stocks & Other Equity Interests (Cost $334,767,607)		379,951,828

Money Market Funds–0.91%

Invesco Government & Agency Portfolio– Institutional Class, 1.97% (d)	1,235,632	1,235,632
Invesco Liquid Assets Portfolio – Institutional Class, 2.15% (d)	882,286	882,551
Invesco Treasury Portfolio – Institutional Class, 1.97% (d)	1,412,151	1,412,151
Total Money Market Funds (Cost $3,530,288)		3,530,334
TOTAL INVESTMENTS IN SECURITIES–99.47% (Cost $338,297,895)		383,482,162
OTHER ASSETS LESS LIABILITIES–0.53%		2,025,294
NET ASSETS–100%		$385,507,456

Investment Abbreviations:

NVDR	—	Non-Voting Depositary Receipt
REIT	—	Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at September 30, 2018 represented less than 1% of the Fund’s Net Assets.

(c)	Security valued using significant unobservable inputs (Level 3). See Note 2.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Global Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco V.I. Global Real Estate Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts

Invesco V.I. Global Real Estate Fund

D.	Foreign Currency Translations – (continued)

actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.

Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.

Because the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco V.I. Global Real Estate Fund

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended September 30, 2018, there were transfers from Level 1 to Level 2 of $63,359,620 and from Level 2 to Level 1 of $17,029,326, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$4,466,571	$11,056,210	$—	$15,522,781
Brazil	1,663,290	—	—	1,663,290
Canada	8,233,421	—	—	8,233,421
Chile	370,749	—	—	370,749
China	14,333,785	6,463,904	—	20,797,689
France	8,121,725	2,054,272	—	10,175,997
Germany	22,679,654	—	—	22,679,654
Hong Kong	19,477,138	10,615,852	—	30,092,990
India	856,834	—	—	856,834
Indonesia	971,670	134,159	—	1,105,829
Ireland	—	1,278,455	—	1,278,455
Japan	37,200,468	1,042,462	—	38,242,930
Malaysia	1,486,309	—	—	1,486,309
Malta	—	—	3	3
Mexico	1,911,928	—	—	1,911,928
Philippines	1,450,672	1,545,939	—	2,996,611
Singapore	7,076,392	1,589,875	—	8,666,267
South Africa	2,942,390	—	—	2,942,390
Spain	—	3,566,273	—	3,566,273
Sweden	6,313,532	—	—	6,313,532
Switzerland	2,709,633	—	—	2,709,633
Thailand	2,094,482	339,526	—	2,434,008
Turkey	175,182	—	—	175,182
United Arab Emirates	439,832	—	—	439,832
United Kingdom	12,809,881	2,693,466	—	15,503,347
United States	179,785,894	—	—	179,785,894
Money Market Funds	3,530,334	—	—	3,530,334
Total Investments	$341,101,766	$42,380,393	$3	$383,482,162

Invesco V.I. Global Real Estate Fund

Invesco V.I. Government Money Market Fund Quarterly Schedule of Portfolio Holdings September 30, 2018

invesco.com/us VIGMKT-QTR-1 11/18 Invesco Advisers, Inc.

Schedule of Investments

September 30, 2018

(Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities–46.84%

U.S. Treasury Bills–36.66%(a)
U.S. Treasury Bills	1.91	%-1.96%	10/11/2018	$30,000	$29,983,845
U.S. Treasury Bills	1.96	%-1.99%	10/18/2018	50,000	49,953,651
U.S. Treasury Bills	2.02%		11/08/2018	35,000	34,925,689
U.S. Treasury Bills	2.04%		11/15/2018	30,000	29,923,750
U.S. Treasury Bills	2.11%		12/06/2018	20,000	19,923,183
U.S. Treasury Bills	2.19%		12/27/2018	10,000	9,947,256
U.S. Treasury Bills	2.11%		01/03/2019	15,000	14,918,364
U.S. Treasury Bills	2.12%		01/10/2019	15,000	14,911,625
U.S. Treasury Bills	2.27%		03/07/2019	10,000	9,902,311
U.S. Treasury Bills	2.29%		03/14/2019	10,000	9,896,817
U.S. Treasury Bills	2.32%		03/21/2019	10,000	9,891,225
U.S. Treasury Bills	2.36%		03/28/2019	40,000	39,538,684
					273,716,400

U.S. Treasury Notes–10.18%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%) (b)	2.36%		10/31/2018	25,000	25,005,007
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.07%) (b)	2.26%		04/30/2019	11,000	11,000,694
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%) (b)	2.25%		07/31/2019	6,000	5,999,893
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%) (b)	2.24%		10/31/2019	8,000	8,001,110
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate) (b)	2.19%		01/31/2020	10,000	9,995,388
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%) (b)	2.17%		04/30/2020	3,000	3,000,222
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%) (b)	2.24%		07/31/2020	13,000	12,999,370
					76,001,684
Total U.S. Treasury Securities (Cost $349,718,084)					349,718,084

U.S. Government Sponsored Agency Securities–29.04%

Federal Farm Credit Bank (FFCB)–2.68%
Unsec. Bonds (1 mo. USD LIBOR - 0.06%) (b)	2.05%		12/04/2019	5,000	4,999,847
Unsec. Bonds (1 mo. USD LIBOR - 0.07%) (b)	2.10%		12/18/2019	5,000	4,999,415
Unsec. Bonds (1 mo. USD LIBOR - 0.10%) (b)	2.03%		10/08/2019	10,000	9,996,171
					19,995,433

Federal Home Loan Bank (FHLB)–22.90%
Unsec. Bonds (1 mo. USD LIBOR - 0.06%) (b)	2.07%		10/11/2019	2,000	2,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.07%) (b)	2.09%		02/15/2019	10,000	10,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.07%) (b)	2.10%		07/19/2019	7,000	7,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.08%) (b)	2.05%		02/11/2019	8,000	8,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.08%) (b)	2.17%		02/28/2019	5,000	5,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.08%) (b)	2.04%		03/06/2019	8,000	8,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.08%) (b)	2.09%		03/20/2019	2,000	2,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%) (b)	2.04%		01/14/2019	9,000	9,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%) (b)	2.07%		05/17/2019	20,000	20,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%) (b)	2.04%		08/14/2019	10,000	10,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%) (b)	2.08%		12/20/2019	9,000	9,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.11%) (b)	2.10%		04/22/2019	3,000	3,000,000

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Government Money Market Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Federal Home Loan Bank (FHLB)–(continued)
Unsec. Bonds (1 mo. USD LIBOR - 0.12%) (b)	2.02%	12/14/2018	$10,000	$10,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.13%) (b)	2.00%	10/10/2018	13,000	13,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.13%) (b)	1.98%	11/05/2018	12,000	12,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.13%) (b)	2.00%	11/09/2018	3,000	3,000,000
Unsec. Disc. Notes(a)	1.97%	10/03/2018	25,000	24,997,281
Unsec. Disc. Notes(a)	1.97%	10/05/2018	5,000	4,998,912
Unsec. Global Bonds (1 mo. USD LIBOR - 0.09%) (b)	2.05%	06/14/2019	5,000	5,000,000
Unsec. Global Bonds (1 mo. USD LIBOR - 0.12%) (b)	2.06%	12/21/2018	5,000	5,000,000
				170,996,193

Overseas Private Investment Corp. (OPIC)–3.46%
Sr. Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate) (c)	2.22%	06/15/2025	3,000	3,000,000
Sr. Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate) (c)	2.22%	02/15/2028	10,000	10,000,000
Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate) (c)	2.22%	09/15/2020	5,000	5,000,000
Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate) (c)	2.22%	07/15/2025	362	362,444
Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate) (c)	2.19%	07/07/2040	7,500	7,500,000
				25,862,444
Total U.S. Government Sponsored Agency Securities (Cost $216,854,070)				216,854,070
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–75.88% (Cost $566,572,154)				566,572,154
			Repurchase Amount

Repurchase Agreements–26.95%(d)

BMO Capital Markets Corp., joint agreement dated 09/28/2018, aggregate maturing value of $150,028,250 (collateralized by domestic agency mortgage-backed securities valued at $153,000,000; 3.50% - 6.00%; 09/01/2040 - 08/20/2068)	2.26%	10/01/2018	21,431,426	21,427,391
CIBC World Markets Corp., joint agreement dated 09/28/2018, aggregate maturing value of $250,047,083 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $255,000,036; 2.75% - 4.50%; 02/15/2024 - 09/01/2048)	2.26%	10/01/2018	20,003,767	20,000,000
ING Financial Markets, LLC, joint term agreement dated 08/03/2018, aggregate maturing value of $371,212,778 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $377,400,190; 0% - 6.50%; 06/20/2019 - 09/01/2048) (e)	2.00%	10/01/2018	4,013,111	4,000,000
Lloyds Bank PLC, joint term agreement dated 09/26/2018, aggregate maturing value of $1,226,768,855 (collateralized by U.S. Treasury obligations valued at $1,247,675,213; 2.23%; 05/15/2020 - 08/15/2024)	2.23%	12/03/2018	21,081,953	21,000,000
Metropolitan Life Insurance Co., joint term agreement dated 09/26/2018, aggregate maturing value of $700,344,470 (collateralized by U.S. Treasury obligations valued at $720,869,207; 0% - 4.75%; 10/11/2018 - 08/15/2047) (e)	2.20%	10/03/2018	15,008,480	15,002,063
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 09/26/2018, aggregate maturing value of $2,767,944,314 (collateralized by U.S. Treasury obligations valued at $2,825,425,565; 1.63% - 2.25%; 08/31/2022 - 11/30/2024) (e)	2.22%	10/03/2018	32,845,422	32,831,250
RBC Capital Markets LLC, joint term agreement dated 09/28/2018, aggregate maturing value of $1,000,000,000 (collateralized by domestic agency mortgage-backed securities valued at $1,021,157,060; 0% - 6.50%; 10/25/2018 - 03/25/2058) (b)(e)	2.20%	11/28/2018	45,000,000	45,000,000
Societe Generale, joint open agreement dated 06/25/2018 (collateralized by domestic agency mortgage-backed securities, U.S. Treasury obligations and U.S. government sponsored agency obligations valued at $510,000,083; 0% - 7.00%; 11/08/2018 - 07/20/2067) (f)	2.20%	—	—	5,000,000
Wells Fargo Securities, LLC, joint agreement dated 09/28/2018, aggregate maturing value of $760,143,767 (collateralized by domestic agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $775,200,000; 0% - 8.50%; 11/02/2018 - 09/01/2048)	2.27%	10/01/2018	37,006,999	37,000,000
Total Repurchase Agreements (Cost $201,260,704)				201,260,704
TOTAL INVESTMENTS IN SECURITIES(g)–102.83% (Cost $767,832,858)				767,832,858
OTHER ASSETS LESS LIABILITIES–(2.83)%				(21,152,704)
NET ASSETS–100.00%				$746,680,154

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Government Money Market Fund

Investment Abbreviations:

COP	—Certificates of Participation
Disc.	—Discounted
Gtd.	—Guaranteed
LIBOR	—London Interbank Offered Rate
Sr.	—Senior
Unsec.	—Unsecured
USD	—U.S. Dollar
VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2018.
(c)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on September 30, 2018.

(d)	Principal amount equals value at period end. See Note 1D.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(g)	Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Government Money Market Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.

Security Valuations – The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Repurchase Agreements – The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

E.

Other Risks – The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.

Invesco V.I. Government Money Market Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of September 30, 2018, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended September 30, 2018, there were no material transfers between valuation levels.

Invesco V.I. Government Money Market Fund

Invesco V.I. Government Securities Fund Quarterly Schedule of Portfolio Holdings September 30, 2018

invesco.com/us VIGOV-QTR-1 11/18 Invesco Advisers, Inc.

Schedule of Investments

September 30, 2018

(Unaudited)

	Principal Amount	Value

U.S. Treasury Securities–45.75%

U.S. Treasury Bills–0.16%
1.34%-2.14%, 01/24/2019(a)(b)	$785,000	$779,464

U.S. Treasury Notes–33.71%
1.25%, 12/31/2018	3,000,000	2,992,792
1.50%, 12/31/2018	2,500,000	2,495,521
1.00%, 03/15/2019	3,000,000	2,981,367
1.50%, 05/31/2019	7,000,000	6,954,473
0.75%, 07/15/2019	8,100,000	7,987,359
1.63%, 07/31/2019	2,700,000	2,678,695
1.75%, 09/30/2019	2,500,000	2,477,979
3.38%, 11/15/2019	625,000	629,639
1.75%, 11/30/2019	3,000,000	2,968,008
1.50%, 04/15/2020	2,000,000	1,962,187
2.50%, 05/31/2020	2,000,000	1,990,703
2.00%, 09/30/2020	2,500,000	2,460,400
1.75%, 12/31/2020	2,500,000	2,441,113
2.00%, 01/15/2021	9,250,000	9,076,743
1.38%, 01/31/2021	3,000,000	2,900,566
2.63%, 05/15/2021	7,000,000	6,957,480
3.13%, 05/15/2021	2,100,000	2,113,904
2.13%, 08/15/2021	2,700,000	2,644,418
2.00%, 10/31/2021	2,500,000	2,435,205
2.00%, 11/15/2021	3,300,000	3,213,375
2.00%, 12/31/2021	3,000,000	2,917,031
1.88%, 03/31/2022	6,000,000	5,795,625
1.75%, 05/15/2022	4,000,000	3,841,250
2.13%, 06/30/2022	3,000,000	2,916,211
2.00%, 07/31/2022	2,000,000	1,933,828
1.63%, 08/31/2022	5,000,000	4,761,328
1.63%, 11/15/2022	2,000,000	1,899,102
2.00%, 11/30/2022	2,700,000	2,601,967
2.13%, 12/31/2022	12,000,000	11,612,813
2.38%, 01/31/2023	2,000,000	1,954,531
1.63%, 04/30/2023	4,000,000	3,776,016
1.63%, 05/31/2023	1,400,000	1,320,402
2.75%, 05/31/2023	13,500,000	13,391,895
1.63%, 10/31/2023	625,000	586,108
2.13%, 11/30/2023	5,500,000	5,282,793
2.13%, 03/31/2024	4,000,000	3,829,922
2.13%, 07/31/2024	3,000,000	2,863,301
2.25%, 11/15/2024	5,000,000	4,793,164
2.88%, 05/31/2025	4,000,000	3,968,203
1.50%, 08/15/2026	8,750,000	7,814,848
2.38%, 05/15/2027	1,000,000	949,727
2.25%, 11/15/2027	4,000,000	3,744,922
2.88%, 05/15/2028	2,000,000	1,970,391
		164,887,305

	Principal Amount	Value

U.S. Treasury Bonds–11.88%
8.75%, 05/15/2020	$1,200,000	$1,314,914
7.88%, 02/15/2021	1,100,000	1,226,500
5.38%, 02/15/2031	3,800,000	4,697,230
3.38%, 05/15/2044	6,000,000	6,184,102
3.00%, 05/15/2045	7,000,000	6,753,086
2.88%, 08/15/2045	750,000	706,040
3.00%, 11/15/2045	3,000,000	2,892,773
2.50%, 05/15/2046	6,000,000	5,231,016
2.25%, 08/15/2046	6,550,000	5,407,332
3.00%, 05/15/2047	7,300,000	7,028,816
2.75%, 08/15/2047	10,000,000	9,155,469
2.75%, 11/15/2047	5,500,000	5,032,930
3.13%, 05/15/2048	2,500,000	2,466,016
		58,096,224
Total U.S. Treasury Securities (Cost $231,335,720)		223,762,993

U.S. Government Sponsored Agency Mortgage-Backed Securities–39.87%

Collateralized Mortgage Obligations–18.98%

Fannie Mae ACES, 2.75% (1 mo. USD LIBOR + 0.59%), 09/25/2023 (c)	2,264,688	2,271,112
Fannie Mae REMICs, 5.00%, 08/25/2019	28,695	28,782
3.00%, 10/25/2025	232,951	232,425
2.50%, 03/25/2026	273,359	271,426
7.00%, 09/18/2027	229,226	245,460
1.50%, 01/25/2028	4,017,538	3,800,139
6.50%, 03/25/2032	675,330	737,998
5.75%, 10/25/2035	277,704	295,542
2.52% (1 mo. USD LIBOR + 0.30%), 05/25/2036(c)	2,354,395	2,356,892
4.25%, 02/25/2037	509,060	515,645
2.67% (1 mo. USD LIBOR + 0.45%), 03/25/2037(c)	1,065,357	1,071,276
2.72% (1 mo. USD LIBOR + 0.50%), 03/25/2037 to 05/25/2041 (c)	2,945,944	2,957,109
2.62% (1 mo. USD LIBOR + 0.40%), 06/25/2038 to 09/25/2046 (c)	5,568,570	5,590,601
6.59%, 06/25/2039(d)	2,879,453	3,187,516
4.00%, 02/25/2040 to 07/25/2040	2,065,622	2,084,270
2.77% (1 mo. USD LIBOR + 0.55%), 02/25/2041(c)	2,268,049	2,288,286
2.74% (1 mo. USD LIBOR + 0.52%), 11/25/2041(c)	1,142,563	1,153,036
2.42% (1 mo. USD LIBOR + 0.32%), 08/25/2044(c)	2,318,427	2,318,819
2.50% (1 mo. USD LIBOR + 0.40%), 11/25/2046(c)	3,599,725	3,608,052

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Government Securities Fund

	Principal Amount	Value

Collateralized Mortgage Obligations–(continued)

2.58% (1 mo. USD LIBOR + 0.48%), 02/25/2056(c)	$4,416,867	$4,432,136
2.52% (1 mo. USD LIBOR + 0.42%), 12/25/2056(c)	4,424,262	4,433,555
Freddie Mac REMICs, 3.00%, 10/15/2018 to 04/15/2026	346,804	346,893
2.78% (1 mo. USD LIBOR + 0.50%), 12/15/2035 to 03/15/2040 (c)	4,000,404	4,035,076
2.58% (1 mo. USD LIBOR + 0.30%), 03/15/2036 to 09/15/2044 (c)	10,307,673	10,300,960
2.45% (1 mo. USD LIBOR + 0.35%), 11/15/2036(c)	3,232,177	3,225,324
2.65% (1 mo. USD LIBOR + 0.37%), 03/15/2037(c)	1,167,552	1,171,717
2.68% (1 mo. USD LIBOR + 0.40%), 05/15/2037 to 06/15/2037 (c)	2,450,554	2,461,849
3.14% (1 mo. USD LIBOR + 0.86%), 11/15/2039(c)	618,828	632,738
2.73% (1 mo. USD LIBOR + 0.45%), 03/15/2040 to 02/15/2042 (c)	11,444,074	11,516,073
Freddie Mac STRIPS, 2.45% (1 mo. USD LIBOR + 0.35%), 10/15/2037 (c)	2,581,119	2,582,771
Freddie Mac Whole Loan Securities Trust, 3.50%, 05/25/2047	1,907,143	1,895,805
Ginnie Mae REMICs, 6.00%, 01/16/2025	242,548	252,531
5.72%, 08/20/2034(d)	1,044,675	1,123,166
5.88%, 01/20/2039(d)	3,591,875	3,874,787
2.96% (1 mo. USD LIBOR + 0.80%), 09/16/2039(c)	1,148,773	1,171,127
4.49%, 07/20/2041(d)	783,900	797,731
3.23%, 09/20/2041(d)	2,924,109	3,035,522
2.42% (1 mo. USD LIBOR + 0.25%), 01/20/2042(c)	539,194	539,214
		92,843,361

Federal Home Loan Mortgage Corp. (FHLMC)–8.39%

Pass Through Ctfs., 6.00%, 11/01/2018 to 07/01/2038	259,786	278,311
6.50%, 05/01/2019 to 12/01/2035	2,117,257	2,342,093
4.50%, 09/01/2020 to 08/01/2041	7,169,061	7,482,634
10.00%, 03/01/2021	1,276	1,283
9.00%, 06/01/2021 to 06/01/2022	26,009	26,455
7.00%, 12/01/2021 to 11/01/2035	2,610,388	2,871,191
8.00%, 12/01/2021 to 09/01/2036	776,928	815,356
7.50%, 09/01/2022 to 06/01/2035	823,735	897,715
8.50%, 11/17/2022 to 08/01/2031	350,773	380,109
5.50%, 12/01/2022	71,441	72,148
3.50%, 08/01/2026	565,141	569,285
3.00%, 05/01/2027 to 02/01/2032	5,917,134	5,847,551
7.05%, 05/20/2027	97,359	103,159
6.03%, 10/20/2030	696,355	750,498
5.00%, 01/01/2037 to 01/01/2040	1,063,163	1,130,121

	Principal Amount	Value

Federal Home Loan Mortgage Corp. (FHLMC)–(continued)

Pass Through Ctfs., ARM, 4.18% (1 yr. USD LIBOR + 1.88%), 09/01/2035(c)	$3,240,500	$3,415,184
4.25% (1 yr. USD LIBOR + 1.87%), 07/01/2036(c)	2,846,302	2,993,372
3.98% (1 yr. USD LIBOR + 1.91%), 10/01/2036(c)	118,688	125,434
4.18% (1 yr. USD LIBOR + 1.55%), 10/01/2036(c)	1,474,165	1,532,909
3.76% (1 yr. USD LIBOR + 1.97%), 11/01/2037(c)	945,617	995,876
3.89% (1 yr. USD LIBOR + 2.05%), 01/01/2038(c)	78,966	83,125
4.15% (1 yr. USD LIBOR + 1.83%), 07/01/2038(c)	773,755	814,046
4.13% (1 yr. USD LIBOR + 1.78%), 06/01/2043(c)	1,369,770	1,430,956
2.89% (1 yr. USD LIBOR + 1.64%), 01/01/2048(c)	6,144,687	6,071,401
		41,030,212

Federal National Mortgage Association (FNMA)–9.57%

Pass Through Ctfs., 5.00%, 10/01/2018 to 12/01/2033	231,368	237,308
7.00%, 12/01/2018 to 06/01/2036	2,438,047	2,566,046
6.50%, 02/01/2019 to 11/01/2037	2,067,090	2,242,897
4.50%, 04/01/2019 to 08/01/2041	5,189,331	5,410,741
8.00%, 02/01/2021 to 10/01/2037	2,430,269	2,744,126
8.50%, 02/01/2021 to 08/01/2037	779,414	861,600
5.50%, 03/01/2021 to 05/01/2035	1,235,141	1,328,899
6.00%, 08/01/2021 to 10/01/2038	1,413,218	1,541,903
7.50%, 11/01/2022 to 08/01/2037	3,769,795	4,148,689
6.75%, 07/01/2024	232,694	255,216
6.95%, 10/01/2025	15,783	15,934
3.50%, 03/01/2027 to 08/01/2027	7,594,227	7,652,650
3.00%, 05/01/2027 to 07/01/2032	10,903,375	10,800,379
Pass Through Ctfs., ARM, 3.94% (1 yr. U.S. Treasury Yield Curve Rate + 2.36%), 10/01/2034(c)	1,773,887	1,881,181
4.05% (1 yr. U.S. Treasury Yield Curve Rate + 2.21%), 05/01/2035(c)	252,504	265,445
3.82% (1 yr. USD LIBOR + 1.73%), 03/01/2038(c)	60,058	62,913
2.85% (1 yr. USD LIBOR + 1.75%), 02/01/2042(c)	846,814	891,592
2.16% (1 yr. USD LIBOR + 1.52%), 08/01/2043(c)	2,149,011	2,136,163
2.28% (1 yr. U.S. Treasury Yield Curve Rate + 1.88%), 05/01/2044(c)	1,753,656	1,748,115
		46,791,797

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Government Securities Fund

	Principal Amount	Value

Government National Mortgage Association (GNMA)–2.93%

Pass Through Ctfs., 6.50%, 10/15/2018 to 09/15/2034	$2,853,812	$3,091,931
7.00%, 07/15/2019 to 12/15/2036	740,953	792,904
6.00%, 09/15/2020 to 08/15/2033	458,220	490,870
7.50%, 09/15/2022 to 10/15/2035	1,860,474	2,044,861
8.00%, 01/15/2023 to 01/15/2037	1,023,354	1,144,990
5.00%, 02/15/2025	153,896	160,387
8.50%, 02/15/2025 to 01/15/2037	137,086	142,161
6.95%, 08/20/2025 to 08/20/2027	162,774	163,015
6.38%, 10/20/2027 to 02/20/2028	214,645	227,238
6.10%, 12/20/2033	3,560,702	3,893,820
3.50%, 10/20/2042	2,216,994	2,183,676
		14,335,853
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $195,435,089)		195,001,223

Non-U.S. Government Sponsored Agency Securities–11.61%

Collateralized Mortgage Obligations–9.41%

Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class XA, IO, Variable Rate Pass Through Ctfs., 1.00%, 09/15/2048(d)	16,284,537	751,828
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 12A1, Variable Rate Pass Through Ctfs., 3.69%, 01/25/2035(d)	543,095	554,182
Chase Mortgage Trust, Series 2016-1, Class M3, Variable Rate Pass Through Ctfs., 3.75%, 04/25/2045(d)(e)	2,340,683	2,282,834
Series 2016-2, Class M3, Variable Rate Pass Through Ctfs., 3.75%, 12/25/2045(d)(e)	2,744,698	2,658,771
Commercial Mortgage Trust, Series 2015-CR23, Class CMB, Variable Rate Pass Through Ctfs., 3.81%, 05/10/2048(d)(e)	4,740,000	4,747,593
Series 2015-CR24, Class B, Variable Rate Pass Through Ctfs., 4.53%, 08/10/2048(d)	6,200,000	6,317,887
JP Morgan Mortgage Trust, Series 2018-8, Class A15, Variable Rate Pass Through Ctfs., 4.00%, 01/25/2049(e)	3,463,229	3,492,033
La Hipotecaria El Salvadorian Mortgage Trust (El Salvador),Series 2013-1A, Class A, Pass Through Ctfs., 3.50%, 10/25/2041, (Acquired 04/22/2013; Cost $7,192,334) (e)	6,978,775	6,911,735
La Hipotecaria Panamanian Mortgage Trust (El Salvador), Series 2010-1GA, Class A, Floating Rate Pass Through Ctfs., 2.50% (PNMR - 3.00%), 09/08/2039, (Acquired 11/05/2010-10/27/2011; Cost $10,709,308) (c)(e)	10,442,187	10,292,080

	Principal Amount	Value

Collateralized Mortgage Obligations–(continued)

LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2, Pass Through Ctfs., 2.77%, 01/20/2041(e)	$184,079	$183,571
Towd Point Mortgage Trust, Series 2015-1, Class AES, Variable Rate Pass Through Ctfs., 3.00%, 10/25/2053(d)(e)	1,984,046	1,976,134
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class B, Variable Rate Pass Through Ctfs., 4.27%, 05/15/2048(d)	5,900,000	5,879,428
		46,048,076

Bonds & Notes–2.20%

Israel Government Agency for International Development (AID) Bond, Unsec. Gtd. Global Bonds, 5.13%, 11/01/2024	3,800,000	4,210,595
Private Export Funding Corp., Series BB, Sec. Gtd. Notes, 4.30%, 12/15/2021	1,540,000	1,596,803
Series HH, Sr. Sec. Gtd. Notes, 1.45%, 08/15/2019	5,000,000	4,942,680
		10,750,078
Total Non-U.S. Government Sponsored Agency Securities (Cost $57,424,313)		56,798,154

U.S. Government Sponsored Agency Securities–2.08%

Federal Home Loan Bank (FHLB)–1.28%

Unsec. Bonds, 3.38%, 06/12/2020	6,220,000	6,276,807

Financing Corp. (FICO)–0.41%

Series E, Sec. Bonds, 9.65%, 11/02/2018	1,985,000	1,997,774

Tennessee Valley Authority (TVA)–0.39%

Sr. Unsec. Global Notes, 1.88%, 08/15/2022	2,000,000	1,921,454
Total U.S. Government Sponsored Agency Securities (Cost $10,326,756)		10,196,035

	Shares

Money Market Funds–0.22%

Invesco Government & Agency Portfolio –Institutional Class, 1.97% (Cost $1,085,274)(f)	1,085,274	1,085,274

Options Purchased–0.04%

(Cost $160,800) (g)		188,724
TOTAL INVESTMENTS IN SECURITIES–99.57% (Cost $495,767,952)		487,032,403
OTHER ASSETS LESS LIABILITIES–0.43%		2,123,961
NET ASSETS–100.00%		$489,156,364

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Government Securities Fund

Investment Abbreviations:

ACES	—	Automatically Convertible Extendable Security

ARM	—	Adjustable Rate Mortgage

Ctfs.	—	Certificates

Gtd.	—	Guaranteed

IO	—	Interest Only

LIBOR	—	London Interbank Offered Rate

PNMR	—	Panamanian Mortgage Reference Rate

REMICs	—	Real Estate Mortgage Investment Conduits

Sec.	—	Secured

Sr.	—	Senior

STRIPS	—	Separately Traded Registered Interest and Principal Security

Unsec.	—	Unsecured

USD	—	U.S. Dollar

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts and swap agreements. See Note 1E and Note 1I.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2018.

(d)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on September 30, 2018.

(e)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2018 was $32,544,751, which represented 6.65% of the Fund’s Net Assets.

(f)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2018.

(g)	The table below details options purchased: See Note 1H.

Open Over-The-Counter Interest Rate Swaptions Purchased – Interest Rate Risk
Description	Type of Contract	Counterparty	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value	Value
10 Year Interest Rate Swap	Put	BNP Paribas Securities Corp.	3.25%	Pay	3 month USD LIBOR	Quarterly	03/12/2029	$20,000,000	$188,724
Total Options Purchased (Cost $160,800)									$188,724

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5 Year Notes	44	December-2018	$4,948,969	$(17,636)	$(17,636)
U.S. Treasury 10 Year Notes	27	December-2018	3,207,094	(1,330)	(1,330)
U.S. Treasury Ultra Bonds	87	December-2018	13,422,469	(432,429)	(432,429)
Subtotal—Long Futures Contracts				(451,395)	(451,395)

Short Futures Contracts
U.S. Treasury 2 Year Notes	69	December-2018	(14,540,672)	13,149	13,149
U.S. Treasury 10 Year Ultra Bonds	60	December-2018	(7,560,000)	99,701	99,701
Subtotal—Short Futures Contracts				112,850	112,850
Total Futures Contracts—Interest Rate Risk				$(338,545)	$(338,545)

Open Centrally Cleared Interest Rate Swap Agreements(h)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Pay	3 month USD LIBOR	Quarterly	3.07%	Semi-Annually	03/14/2029	$6,200,000	$—	$(41,565)	$(41,565)
Pay	3 month USD LIBOR	Quarterly	3.19	Semi-Annually	03/14/2029	2,059,000	—	7,601	7,601
Total Centrally Cleared Interest Rate Swap Agreements—Interest Rate Risk							$—	$(33,964)	$(33,964)

(h)	Centrally cleared interest rate swap agreements collateralized by $344,401 cash held with Credit Suisse Securities (USA) LLC.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Government Securities Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Invesco V.I. Government Securities Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Treasury Inflation-Protected Securities - The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be shown as Treasury Inflation-Protected Securities inflation adjustments in the Statement of Operations, even though investors do not receive their principal until maturity.

E.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.    These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities.    When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

Invesco V.I. Government Securities Fund

F.

Dollar Rolls and Forward Commitment Transactions - The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate.    The Fund will segregate liquid assets in an amount equal to its dollar roll commitments. Dollar roll transactions may be considered borrowings under the 1940 Act.

Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.

G.

Call Options Purchased and Written – The Fund may write covered call options and/or buy call options.    A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

H.

Put Options Purchased and Written – The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on put options purchased and put options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Option contracts written, respectively. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

Invesco V.I. Government Securities Fund

I.

Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Invesco V.I. Government Securities Fund

I.	Swap Agreements – (continued)

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

J.

Other Risks – The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.

K.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

L.

Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended September 30, 2018, there were no material transfers between valuation levels.

Invesco V.I. Government Securities Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Securities	$—	$223,762,993	$—	$223,762,993
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	195,001,223	—	195,001,223
Non-U.S. Government Sponsored Agency Securities	—	56,798,154	—	56,798,154
U.S. Government Sponsored Agency Securities	—	10,196,035	—	10,196,035
Money Market Funds	1,085,274	—	—	1,085,274
Options Purchased	—	188,724	—	188,724
Total Investments in Securities	1,085,274	485,947,129	—	487,032,403
Other Investments – Assets*
Futures Contracts	112,850	—	—	112,850
Swap Agreements	—	7,601	—	7,601
	112,850	7,601	—	120,451
Other Investments – Liabilities*
Futures Contracts	(451,395)	—	—	(451,395)
Swap Agreements	—	(41,565)	—	(41,565)
	(451,395)	(41,565)	—	(492,960)
Total Other Investments	(338,545)	(33,964)	—	(372,509)
Total Investments	$746,729	$485,913,165	$—	$486,659,894
*	Unrealized appreciation (depreciation).

NOTE 3 — Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of September 30, 2018:

Derivative Assets	Value
Interest Rate Risk
Unrealized appreciation on futures contracts—Exchange-Traded	$112,850
Unrealized appreciation on swap agreements—Centrally Cleared	7,601
Options purchased, at value—OTC(a)	188,724
Total Derivative Assets	309,175
Derivatives not subject to master netting agreements	(120,451)
Total Derivative Assets subject to master netting agreements	$188,724

Derivative Liabilities	Value
Interest Rate Risk
Unrealized depreciation on futures contracts—Exchange-Traded	$(451,395)
Unrealized depreciation on swap agreements— Centrally Cleared	(41,565)
Total Derivative Liabilities	(492,960)
Derivatives not subject to master netting agreements	492,960
Total Derivative Liabilities subject to master netting agreements	$—

(a)	Options purchased, at value as reported in the Schedule of Investments.

Invesco V.I. Government Securities Fund

Effect of Derivative Investments for the nine months ended September 30, 2018

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Interest Rate Risk
Realized Gain (Loss):
Futures contracts	$(695,410)
Options purchased(a)	288,988
Options written	28,426
Swap agreements	(382,865)
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(462,547)
Options purchased(a)	(11,117)
Swap agreements	36,688
Total	$(1,197,837)

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) of investment securities.

The table below summarizes the nine month average notional value of futures contracts, six months average notional value of options purchased and swap agreements and two months average notional value of options written outstanding during the period.

	Futures Contracts	Options Purchased	Options Written	Swap Agreements
Average notional value	$49,790,273	$32,331,667	$43,500,000	$9,906,333

Invesco V.I. Government Securities Fund

Invesco V.I. Growth and Income Fund Quarterly Schedule of Portfolio Holdings September 30, 2018

invesco.com/us	VK-VIGRI-QTR-1	11/18	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2018

(Unaudited)

	Shares	Value

Common Stocks–96.32%

Aerospace & Defense–1.95%

General Dynamics Corp.	177,522	$ 36,342,304

Asset Management & Custody Banks–1.86%

Northern Trust Corp.	128,748	13,149,033
State Street Corp.	257,775	21,596,390
		34,745,423

Automobile Manufacturers–1.98%

General Motors Co.	1,095,403	36,882,219

Biotechnology–0.75%

Celgene Corp. (b)	156,962	14,046,529

Broadcasting–0.03%

CBS Corp. -Class B	9,297	534,113

Building Products–1.26%

Johnson Controls International PLC	670,580	23,470,300

Cable & Satellite–2.49%

Charter Communications, Inc. -Class A (b)	87,721	28,586,520
Comcast Corp. -Class A	505,488	17,899,330
		46,485,850

Communications Equipment–2.94%

Cisco Systems, Inc.	799,656	38,903,265
Juniper Networks, Inc.	532,561	15,960,853
		54,864,118

Diversified Banks–14.07%

Bank of America Corp.	2,447,189	72,094,188
Citigroup Inc.	1,277,802	91,669,516
JPMorgan Chase & Co.	559,310	63,112,540
Wells Fargo & Co.	683,357	35,917,244
		262,793,488

Diversified Metals & Mining–0.78%

BHP Billiton Ltd. (Australia)	585,001	14,562,203

Electric Utilities–0.44%

FirstEnergy Corp.	219,313	8,151,864

Fertilizers & Agricultural Chemicals–1.69%

Mosaic Co. (The)	526,889	17,113,355
Nutrien Ltd. (Canada)	251,626	14,518,820
		31,632,175

Food Distributors–0.81%

US Foods Holding Corp. (b)	493,190	15,200,116

	Shares	Value

Health Care Distributors–1.34%

McKesson Corp.	189,187	$ 25,095,655

Health Care Equipment–2.79%

Medtronic PLC	294,249	28,945,274
Zimmer Biomet Holdings, Inc.	176,420	23,193,937
		52,139,211

Health Care Services–2.68%

CVS Health Corp.	635,064	49,992,238

Home Improvement Retail–1.03%

Kingfisher PLC (United Kingdom)	5,697,466	19,159,284

Hotels, Resorts & Cruise Lines–2.13%

Carnival Corp.	623,017	39,729,794

Industrial Machinery–1.26%

Ingersoll-Rand PLC	229,933	23,522,146

Insurance Brokers–2.05%

Aon PLC	122,792	18,882,954
Willis Towers Watson PLC	137,968	19,445,210
		38,328,164

Integrated Oil & Gas–6.24%

BP PLC (United Kingdom)	4,286,126	32,884,592
Occidental Petroleum Corp.	511,464	42,026,996
Royal Dutch Shell PLC -Class A (United Kingdom)	1,213,642	41,662,025
		116,573,613

Integrated Telecommunication Services–0.03%

Verizon Communications Inc.	10,330	551,519

Internet & Direct Marketing Retail–1.18%

eBay Inc. (b)	667,035	22,025,496

Investment Banking & Brokerage–3.42%

Goldman Sachs Group, Inc. (The)	85,383	19,146,284
Morgan Stanley	959,777	44,696,815
		63,843,099

IT Consulting & Other Services–1.32%

Cognizant Technology Solutions Corp. -Class A	319,750	24,668,712

Managed Health Care–1.09%

Anthem, Inc.	74,459	20,405,489

Multi-Line Insurance–2.41%

American International Group, Inc.	846,224	45,052,966

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Growth and Income Fund

	Shares	Value

Oil & Gas Equipment & Services–2.90%

Schlumberger Ltd.	393,383	$ 23,964,892
TechnipFMC PLC (United Kingdom)	966,927	30,216,469
		54,181,361

Oil & Gas Exploration & Production–7.08%

Anadarko Petroleum Corp.	526,007	35,458,132
Apache Corp.	605,189	28,849,360
Canadian Natural Resources Ltd. (Canada)	816,091	26,662,827
Devon Energy Corp.	1,033,777	41,289,053
		132,259,372

Other Diversified Financial Services–1.63%

AXA Equitable Holdings, Inc.	584,647	12,540,678
Voya Financial, Inc.	360,768	17,919,347
		30,460,025

Packaged Foods & Meats–1.94%

Mondelez International, Inc. -Class A	843,993	36,257,939

Pharmaceuticals–8.46%

Bristol-Myers Squibb Co.	316,185	19,628,765
Johnson & Johnson	394,645	54,528,099
Merck & Co., Inc.	458,667	32,537,837
Novartis AG (Switzerland)	371,014	31,965,985
Sanofi (France)	215,781	19,247,604
		157,908,290

Railroads–1.10%

CSX Corp.	277,602	20,556,428

Regional Banks–5.29%

Citizens Financial Group, Inc.	1,039,576	40,096,446
Fifth Third Bancorp	764,385	21,341,629
First Horizon National Corp.	688,611	11,885,426
PNC Financial Services Group, Inc. (The)	187,511	25,537,123
		98,860,624

Semiconductors–3.19%

Intel Corp.	470,657	22,257,370
QUALCOMM Inc.	518,310	37,333,869
		59,591,239

Systems Software–2.55%

Oracle Corp.	922,429	47,560,439

Tobacco–2.16%

Philip Morris International Inc.	495,200	40,378,608
Total Common Stocks (Cost $1,503,557,842)		1,798,812,413

	Shares	Value

Money Market Funds–0.41%

Invesco Government & Agency Portfolio –Institutional Class, 1.97% (c)	2,706,892	$ 2,706,892
Invesco Liquid Assets Portfolio –Institutional Class, 2.15% (c)	1,933,345	1,933,924
Invesco Treasury Portfolio –Institutional Class, 1.97% (c)	3,093,591	3,093,591
Total Money Market Funds (Cost $7,734,407)		7,734,407
TOTAL INVESTMENTS IN SECURITIES–96.73% (Cost $1,511,292,249)		1,806,546,820
OTHER ASSETS LESS LIABILITIES–3.27%		61,095,496
NET ASSETS–100.00%		$ 1,867,642,316

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Growth and Income Fund

Open Forward Foreign Currency Contracts

						Unrealized
Settlement		Contract to				Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)
10/26/2018	Bank of New York Mellon (The)	AUD	7,480,700	USD	5,425,490	$17,301
10/26/2018	Bank of New York Mellon (The)	CHF	11,380,854	USD	11,827,644	206,340
10/26/2018	Bank of New York Mellon (The)	EUR	5,976,594	USD	7,051,006	98,872
10/26/2018	Bank of New York Mellon (The)	GBP	26,427,928	USD	34,816,020	333,267
10/26/2018	Bank of New York Mellon (The)	USD	1,017,865	CAD	1,324,227	7,923
10/26/2018	State Street Bank and Trust Co.	AUD	7,480,701	USD	5,426,537	18,348
10/26/2018	State Street Bank and Trust Co.	CHF	11,380,854	USD	11,827,644	206,340
10/26/2018	State Street Bank and Trust Co.	EUR	5,976,594	USD	7,054,533	102,399
10/26/2018	State Street Bank and Trust Co.	GBP	26,427,928	USD	34,815,888	333,135
10/26/2018	State Street Bank and Trust Co.	USD	398,633	CAD	519,816	4,032
Subtotal—Appreciation						1,327,957
10/26/2018	Bank of New York Mellon (The)	CAD	14,044,764	USD	10,861,860	(17,653)
10/26/2018	State Street Bank and Trust Co.	CAD	14,044,765	USD	10,857,115	(22,397)
Subtotal—Depreciation						(40,050)
Total Forward Foreign Currency Contracts—Currency Risk						$1,287,907

Abbreviations:

AUD	—	Australian Dollar	EUR	—	Euro
CAD	—	Canadian Dollar	GBP	—	British Pound Sterling
CHF	—	Swiss Franc	USD	—	U.S. Dollar

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Growth and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco V.I. Growth and Income Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

Invesco V.I. Growth and Income Fund

E.	Forward Foreign Currency Contracts – (continued)

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended September 30, 2018, there were no material transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$1,658,490,004	$140,322,409	$—	$1,798,812,413
Money Market Funds	7,734,407	—	—	7,734,407
Total Investments in Securities	1,666,224,411	140,322,409	—	1,806,546,820
Other Investments – Assets*
Forward Foreign Currency Contracts	—	1,327,957	—	1,327,957
Other Investments – Liabilities*
Forward Foreign Currency Contracts	—	(40,050)	—	(40,050)
Total Other Investments	—	1,287,907	—	1,287,907
Total Investments	$1,666,224,411	$141,610,316	$—	$1,807,834,727

* Unrealized appreciation (depreciation).

Invesco V.I. Growth and Income Fund

Invesco V.I. High Yield Fund
Quarterly Schedule of Portfolio Holdings September 30, 2018

invesco.com/us	VIHYI-QTR-1 11/18	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2018

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds & Notes–92.52%

Advertising–0.27%

Lamar Media Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 02/01/2026	$465,000	$483,874

Aerospace & Defense–1.85%

BBA U.S. Holdings, Inc., Sr. Unsec. Notes, 5.38%, 05/01/2026(b)	215,000	216,344
Bombardier Inc. (Canada), Sr. Unsec. Notes, 6.13%, 01/15/2023(b)	428,000	432,013
7.50%, 03/15/2025(b)	832,000	862,160
TransDigm Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.50%, 07/15/2024	157,000	161,239
6.50%, 05/15/2025	630,000	643,387
TransDigm UK Holdings PLC, Sr. Unsec. Sub. Gtd. Notes, 6.88%, 05/15/2026(b)	400,000	411,500
Triumph Group, Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 08/15/2025	598,000	582,302
		3,308,945

Agricultural & Farm Machinery–0.54%

Titan International, Inc., Sr. Sec. Gtd. First Lien Global Notes, 6.50%, 11/30/2023	989,000	958,712

Agricultural Products–0.24%

Kernel Holding S.A. (Ukraine), REGS, Sr. Unsec. Gtd. Euro Notes, 8.75%, 01/31/2022(b)	418,000	426,187

Air Freight & Logistics–0.08%

XPO Logistics, Inc., Sr. Unsec. Gtd. Notes, 6.50%, 06/15/2022(b)	131,000	135,749

Airlines–0.24%

Air Canada (Canada), Sr. Unsec. Gtd. Notes, 7.75%, 04/15/2021(b)	400,000	436,000

Alternative Carriers–0.76%

Level 3 Financing, Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 03/15/2026	753,000	742,684
5.38%, 05/01/2025	615,000	616,537
		1,359,221

	Principal Amount	Value

Aluminum–0.63%

Novelis Corp., Sr. Unsec. Gtd. Notes, 5.88%, 09/30/2026(b)	$58,000	$56,768
6.25%, 08/15/2024(b)	1,046,000	1,069,535
		1,126,303

Apparel Retail–1.00%

Hot Topic, Inc., Sr. Sec. Gtd. First Lien Notes, 9.25%, 06/15/2021(b)	882,000	884,205
L Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 02/15/2022	473,000	480,237
6.75%, 07/01/2036	101,000	83,830
6.88%, 11/01/2035	404,000	343,400
		1,791,672

Auto Parts & Equipment–0.59%

Dana Financing Luxembourg S.a.r.l., Sr. Unsec. Gtd. Notes, 5.75%, 04/15/2025(b)	270,000	265,869
Dana Inc., Sr. Unsec. Notes, 5.50%, 12/15/2024	498,000	495,012
Flexi-Van Leasing, Inc., Sec. Second Lien Notes, 10.00%, 02/15/2023(b)	346,000	302,750
		1,063,631

Automobile Manufacturers–0.54%

J.B. Poindexter & Co., Inc., Sr. Unsec. Bonds, 7.13%, 04/15/2026(b)	936,000	975,780
Motors Liquidation Co., Sr. Unsec. Deb., 0.00%, 07/15/2033(c)(d)	1,060,000	0
		975,780

Automotive Retail–0.77%

Lithia Motors, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 08/01/2025(b)	248,000	238,080
Murphy Oil USA, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/2027	472,000	470,230
Penske Automotive Group Inc., Sr. Unsec. Sub. Gtd. Notes, 5.50%, 05/15/2026	689,000	671,568
		1,379,878

Broadcasting–2.45%

Clear Channel Worldwide Holdings Inc., Series B, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/2022	694,000	711,607
Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/2020	747,000	751,669

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount	Value

Broadcasting–(continued)

Netflix, Inc., Sr. Unsec. Global Notes, 5.75%, 03/01/2024	$505,000	$518,887
Sr. Unsec. Notes, 5.88%, 11/15/2028(b)	467,000	469,017
Nexstar Broadcasting, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 08/01/2024(b)	540,000	529,875
Sirius XM Radio Inc., Sr. Unsec. Gtd. Notes, 5.38%, 04/15/2025(b)	4,000	4,025
5.38%, 07/15/2026(b)	220,000	218,900
6.00%, 07/15/2024(b)	568,000	590,834
Tribune Media Co., Sr. Unsec. Gtd. Global Notes, 5.88%, 07/15/2022	126,000	129,308
TV Azteca, S.A.B. de C.V. (Mexico), REGS, Sr. Unsec. Gtd. Euro Notes, 8.25%, 08/09/2024(b)	470,000	473,097
		4,397,219

Building Products–0.92%

BMC East, LLC, Sr. Sec. Gtd. First Lien Notes, 5.50%, 10/01/2024(b)	649,000	628,719
SRS Distribution Inc., Sr. Unsec. Gtd. Notes, 8.25%, 07/01/2026(b)	315,000	309,487
Standard Industries Inc., Sr. Unsec. Notes, 5.00%, 02/15/2027(b)	515,000	486,031
6.00%, 10/15/2025(b)	216,000	221,670
		1,645,907

Cable & Satellite–8.69%

Altice France S.A. (France), Sr. Sec. Gtd. First Lien Bonds, 6.25%, 05/15/2024(b)	556,000	551,552
Sr. Sec. Gtd. First Lien Notes, 7.38%, 05/01/2026(b)	764,000	767,667
AMC Networks Inc., Sr. Unsec. Gtd. Global Notes, 4.75%, 08/01/2025	127,000	122,183
5.00%, 04/01/2024	500,000	493,750
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Global Notes, 5.75%, 09/01/2023	620,000	631,619
5.75%, 01/15/2024	40,000	40,750
Sr. Unsec. Notes, 5.75%, 02/15/2026(b)	1,920,000	1,932,000
CSC Holdings LLC, Sr. Unsec. Gtd. Notes, 6.63%, 10/15/2025(b)	200,000	211,250
Sr. Unsec. Notes, 10.13%, 01/15/2023(b)	1,755,000	1,924,357
10.88%, 10/15/2025(b)	445,000	517,869

	Principal Amount	Value

Cable & Satellite–(continued)

DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 11/15/2024	$1,446,000	$1,305,015
7.75%, 07/01/2026	163,000	155,054
7.88%, 09/01/2019	1,111,000	1,152,896
Hughes Satellite Systems Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/2021	942,000	1,019,979
Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Bonds, 5.50%, 08/01/2023	1,563,000	1,444,993
Sr. Unsec. Gtd. Notes, 8.50%, 10/15/2024(b)	501,000	506,010
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec. Gtd. First Lien Bonds, 5.00%, 01/15/2025(b)	885,000	903,045
UPCB Finance IV Ltd. (Netherlands), Sr. Sec. First Lien Notes, 5.38%, 01/15/2025(b)	450,000	450,567
Virgin Media Finance PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 6.00%, 10/15/2024(b)	450,000	452,228
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. First Lien Notes, 5.50%, 08/15/2026(b)	300,000	297,750
VTR Finance B.V. (Chile), Sr. Sec. First Lien Notes, 6.88%, 01/15/2024(b)	490,000	500,412
Ziggo Bond Finance B.V. (Netherlands), Sr. Unsec. Notes, 5.88%, 01/15/2025(b)	200,000	188,750
		15,569,696

Casinos & Gaming–1.79%

Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 08/15/2026	226,000	228,825
6.88%, 05/15/2023	325,000	342,631
Codere Finance 2 (Luxembourg) S.A. (Spain), Sr. Sec. Gtd. First Lien Notes, 7.63%, 11/01/2021(b)	448,000	411,959
MGM Resorts International, Sr. Unsec. Gtd. Notes, 6.00%, 03/15/2023	530,000	549,875
7.75%, 03/15/2022	169,000	185,694
Scientific Games International Inc., Sr. Unsec. Gtd. Global Notes, 10.00%, 12/01/2022	1,045,000	1,111,169
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Unsec. Gtd. Notes, 5.50%, 03/01/2025(b)	385,000	372,969
		3,203,122

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount	Value

Commodity Chemicals–0.42%

Koppers Inc., Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2025(b)	$460,000	$461,150
Nufarm Australia Ltd./Nufarm Americas Inc. (Australia), Sr. Unsec. Gtd. Notes, 5.75%, 04/30/2026(b)	306,000	290,318
		751,468

Construction Machinery & Heavy Trucks–0.59%

Meritor Inc., Sr. Unsec. Gtd. Notes, 6.25%, 02/15/2024	592,000	606,060
Terex Corp., Sr. Unsec. Gtd. Notes, 5.63%, 02/01/2025(b)	456,000	453,720
		1,059,780

Consumer Finance–2.05%

Ally Financial Inc., Sr. Unsec. Global Notes, 4.63%, 03/30/2025	454,000	452,298
5.13%, 09/30/2024	1,591,000	1,642,707
Discover Financial Services, Inc., Series C, Jr. Unsec. Sub. Global Notes, 5.50%(e)	385,000	380,669
Navient Corp., Sr. Unsec. Medium-Term Notes, 7.25%, 01/25/2022	345,000	365,269
8.00%, 03/25/2020	785,000	831,707
		3,672,650

Copper–1.17%

First Quantum Minerals Ltd. (Zambia), Sr. Unsec. Gtd. Notes, 7.00%, 02/15/2021(b)	280,000	277,375
7.50%, 04/01/2025(b)	1,440,000	1,371,600
Taseko Mines Ltd. (Canada), Sr. Sec. Gtd. First Lien Notes, 8.75%, 06/15/2022(b)	430,000	438,062
		2,087,037

Data Processing & Outsourced Services–1.16%

First Data Corp., Sr. Unsec. Gtd. Notes, 7.00%, 12/01/2023(b)	1,992,000	2,079,150

Diversified Banks–2.44%

Barclays Bank PLC (United Kingdom), Unsec. Sub. Global Notes, 7.63%, 11/21/2022	200,000	217,175
Barclays PLC (United Kingdom), Jr. Unsec. Sub. Global Bonds, 7.75%(e)	300,000	301,500
REGS, Jr. Unsec. Sub. Euro Bonds, 7.88%(b)(e)	263,000	272,541
Credit Agricole S.A. (France), REGS, Jr. Unsec. Sub. Euro Notes, 8.13%(b)(e)	307,000	338,463

	Principal Amount	Value

Diversified Banks–(continued)

Dresdner Funding Trust I (Germany), REGS, Jr. Unsec. Sub. Euro Notes, 8.15%, 06/30/2031(b)	$465,000	$575,670
ING Groep N.V. (Netherlands), REGS, Jr. Unsec. Sub. Euro Bonds, 6.88%(b)(e)	280,000	284,895
JPMorgan Chase & Co., Series I, Jr. Unsec. Sub. Global Variable Rate Notes, 5.81% (3 mo. USD LIBOR + 3.47%)(e)(f)	445,000	447,448
Lloyds Banking Group PLC (United Kingdom), Jr. Unsec. Sub. Global Bonds, 7.50%(e)	276,000	285,315
Royal Bank of Scotland Group PLC (The) (United Kingdom), Jr. Unsec. Sub. Bonds, 7.50%(e)	750,000	769,688
Jr. Unsec. Sub. Notes, 8.63%(e)	263,000	282,396
Société Générale S.A. (France), REGS, Jr. Unsec. Sub. Euro Notes, 7.38%(b)(e)	308,000	318,395
Standard Chartered PLC (United Kingdom), REGS, Jr. Unsec. Sub. Euro Bonds, 7.50%(b)(e)	263,000	270,890
		4,364,376

Diversified Capital Markets–0.16%

Credit Suisse Group AG (Switzerland), REGS, Jr. Unsec. Sub. Euro Bonds, 7.13%(b)(e)	279,000	286,324

Diversified Chemicals–0.28%

Chemours Co. (The), Sr. Unsec. Gtd. Global Notes, 7.00%, 05/15/2025	220,000	234,408
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., Sr. Unsec. Gtd. Notes, 5.38%, 09/01/2025(b)	285,000	275,467
		509,875

Diversified Metals & Mining–1.35%

Freeport-McMoRan Inc., Sr. Unsec. Gtd. Global Notes, 5.40%, 11/14/2034	1,118,000	1,056,510
HudBay Minerals, Inc. (Canada), Sr. Unsec. Gtd. Notes, 7.63%, 01/15/2025(b)	396,000	410,850
Teck Resources Ltd. (Canada), Sr. Unsec. Notes, 6.13%, 10/01/2035	528,000	558,360
Vedanta Resources PLC (India), Sr. Unsec. Notes, 6.38%, 07/30/2022(b)	407,000	393,264
		2,418,984

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount	Value

Electrical Components & Equipment–0.34%

EnerSys, Sr. Unsec. Gtd. Notes, 5.00%, 04/30/2023(b)	$598,000	$606,223

Electronic Equipment & Instruments–0.24%

Itron, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 01/15/2026(b)	452,000	435,050

Environmental & Facilities Services–1.54%

Advanced Disposal Services, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 11/15/2024(b)	408,000	413,504
Core & Main LP, Sr. Unsec. Notes, 6.13%, 08/15/2025(b)	641,000	619,360
Hulk Finance Corp. (Canada), Sr. Unsec. Notes, 7.00%, 06/01/2026(b)	1,247,000	1,208,031
Waste Pro USA, Inc., Sr. Unsec. Notes, 5.50%, 02/15/2026(b)	392,000	384,160
Wrangler Buyer Corp., Sr. Unsec. Notes, 6.00%, 10/01/2025(b)	134,000	130,595
		2,755,650

Fertilizers & Agricultural Chemicals–0.28%

OCI N.V. (Netherlands), Sr. Sec. Gtd. Notes, 6.63%, 04/15/2023(b)	481,000	499,639

Food Distributors–0.37%

US Foods, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 06/15/2024(b)	653,000	659,530

Food Retail–1.73%

1011778 BC ULC/ New Red Finance, Inc. (Canada), Sec. Gtd. Second Lien Notes, 5.00%, 10/15/2025(b)	2,008,000	1,927,700
Albertsons Cos. LLC/ Safeway Inc./New Albertson’s L.P./Albertson’s LLC, Sr. Unsec. Gtd. Global Notes, 6.63%, 06/15/2024	783,000	756,574
Ingles Markets, Inc., Sr. Unsec. Global Notes, 5.75%, 06/15/2023	405,000	412,087
		3,096,361

Gas Utilities–1.39%

AmeriGas Partners, L.P./AmeriGas Finance Corp., Sr. Unsec. Global Notes, 5.88%, 08/20/2026	1,092,000	1,089,270
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/2021	297,000	267,300

	Principal Amount	Value

Gas Utilities–(continued)

Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 5.50%, 06/01/2024	$1,155,000	$1,140,562
		2,497,132

Health Care Equipment–0.65%

Eagle Holding Co. II, LLC, Sr. Unsec. PIK Notes, 8.38% PIK Rate, 7.63% Cash Rate, 05/15/2022(b)(g)	526,000	533,890
Hill-Rom Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 02/15/2025(b)	645,000	633,925
		1,167,815

Health Care Facilities–3.12%

Acadia Healthcare Co., Inc., Sr. Unsec. Gtd. Global Notes, 6.50%, 03/01/2024	385,000	399,919
Community Health Systems, Inc., Sec. Gtd. Second Lien Notes, 8.13%, 06/30/2024(b)	15,000	12,600
Sr. Sec. Gtd. First Lien Global Notes, 5.13%, 08/01/2021	425,000	415,438
Sr. Sec. Gtd. First Lien Notes, 6.25%, 03/31/2023	502,000	478,782
Encompass Health Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 09/15/2025	640,000	648,000
HCA, Inc., Sr. Sec. Gtd. First Lien Notes, 5.25%, 04/15/2025	1,396,000	1,443,115
Sr. Unsec. Gtd. Global Notes, 7.50%, 02/15/2022	334,000	366,565
Sr. Unsec. Gtd. Notes, 5.38%, 02/01/2025	640,000	654,400
5.38%, 09/01/2026	220,000	223,190
5.88%, 02/15/2026	910,000	949,812
		5,591,821

Health Care REITs–0.43%

MPT Operating Partnership L.P./MPT Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 10/15/2027	795,000	770,729

Health Care Services–2.31%

DaVita Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/2025	672,000	648,272
Envision Healthcare Corp., Sr. Unsec. Gtd. Notes, 6.25%, 12/01/2024(b)	222,000	239,760
Heartland Dental, LLC, Sr. Unsec. Notes, 8.50%, 05/01/2026(b)	519,000	496,942
MPH Acquisition Holdings LLC, Sr. Unsec. Gtd. Notes, 7.13%, 06/01/2024(b)	269,000	280,298

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount	Value

Health Care Services–(continued)

Surgery Center Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 07/01/2025(b)	$233,000	$224,263
8.88%, 04/15/2021(b)	490,000	512,662
Team Health Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.38%, 02/01/2025(b)	460,000	400,200
Tenet Healthcare Corp., Sr. Unsec. Global Notes, 6.75%, 06/15/2023	1,335,000	1,335,000
		4,137,397

Home Furnishings–0.28%

Prestige Brands, Inc., Sr. Unsec. Gtd. Notes, 6.38%, 03/01/2024(b)	487,000	494,914

Home Improvement Retail–0.49%

Hillman Group Inc. (The), Sr. Unsec. Gtd. Notes, 6.38%, 07/15/2022(b)	980,000	886,900

Homebuilding–1.96%

Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.75%, 08/01/2025(b)	180,000	168,750
6.88%, 02/15/2021(b)	446,000	451,575
Beazer Homes USA, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 03/15/2025	402,000	373,780
8.75%, 03/15/2022	415,000	439,900
KB Home, Sr. Unsec. Gtd. Notes, 7.50%, 09/15/2022	236,000	255,765
8.00%, 03/15/2020	119,000	126,152
Lennar Corp., Sr. Unsec. Gtd. Global Notes, 5.25%, 06/01/2026	183,000	182,314
5.38%, 10/01/2022	554,000	570,620
8.38%, 01/15/2021	112,000	122,494
Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 06/01/2025	200,000	203,500
Taylor Morrison Communities Inc./ Taylor Morrison Holdings II, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 04/15/2023(b)	498,000	504,225
William Lyon Homes, Inc., Sr. Unsec. Gtd. Global Notes, 6.00%, 09/01/2023	124,000	120,280
		3,519,355

Household Products–1.37%

Reynolds Group Issuer Inc./LLC, Sr. Sec. Gtd. First Lien Notes, 5.13%, 07/15/2023(b)	450,000	448,087
Sr. Unsec. Gtd. Notes, 7.00%, 07/15/2024(b)	1,261,000	1,285,432

	Principal Amount	Value

Household Products–(continued)

Spectrum Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 07/15/2025	$705,000	$715,575
		2,449,094

Independent Power Producers & Energy Traders–1.16%

AES Corp. (The), Sr. Unsec. Notes, 5.50%, 04/15/2025	340,000	350,200
Calpine Corp., Sr. Unsec. Global Notes, 5.50%, 02/01/2024	334,000	299,347
NRG Energy, Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 05/01/2024	495,000	517,275
6.63%, 01/15/2027	175,000	184,538
7.25%, 05/15/2026	400,000	437,268
Vistra Energy Corp., Sr. Unsec. Gtd. Global Notes, 7.38%, 11/01/2022	285,000	296,808
		2,085,436

Industrial Machinery–0.82%

Cleaver-Brooks, Inc., Sr. Sec. Notes, 7.88%, 03/01/2023(b)	659,000	675,475
Mueller Industries, Inc., Unsec. Sub. Deb., 6.00%, 03/01/2027	429,000	415,057
Mueller Water Products Inc., Sr. Unsec. Gtd. Notes, 5.50%, 06/15/2026(b)	153,000	154,148
Stevens Holding Co., Inc., Sr. Unsec. Gtd. Notes, 6.13%, 10/01/2026(b)	213,000	216,994
		1,461,674

Integrated Oil & Gas–0.94%

California Resources Corp., Sec. Gtd. Second Lien Notes, 8.00%, 12/15/2022(b)	469,000	448,481
Petrobras Global Finance B.V. (Brazil), Sr. Unsec. Gtd. Global Notes, 5.75%, 02/01/2029	645,000	577,437
Petróleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Notes, 6.88%, 08/04/2026	213,000	225,226
Sr. Unsec. Gtd. Notes, 5.35%, 02/12/2028(b)	449,000	424,305
		1,675,449

Integrated Telecommunication Services–2.14%

CenturyLink, Inc., Series S, Sr. Unsec. Notes, 6.45%, 06/15/2021	635,000	661,194
Series Y, Sr. Unsec. Global Notes, 7.50%, 04/01/2024	696,000	745,590

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount	Value

Integrated Telecommunication Services–(continued)

Cincinnati Bell Inc., Sr. Unsec. Gtd. Notes, 7.00%, 07/15/2024(b)	$629,000	$580,252
Sr. Unsec. Notes, 8.00%, 10/15/2025(b)	94,000	88,125
Frontier Communications Corp., Sr. Unsec. Global Notes, 10.50%, 09/15/2022	1,272,000	1,134,459
11.00%, 09/15/2025	264,000	207,163
Telecom Italia Capital S.A. (Italy), Sr. Unsec. Gtd. Global Notes, 6.38%, 11/15/2033	95,000	93,575
7.20%, 07/18/2036	312,000	322,920
		3,833,278

Internet Software & Services–1.10%

Equinix, Inc., Sr. Unsec. Notes, 5.88%, 01/15/2026	1,356,000	1,398,375
Rackspace Hosting, Inc., Sr. Unsec. Gtd. Notes, 8.63%, 11/15/2024(b)	584,000	570,130
		1,968,505

IT Consulting & Other Services–0.32%

Tempo Acquisition, LLC/Finance Corp., Sr. Unsec. Notes, 6.75%, 06/01/2025(b)	593,000	578,175

Leisure Facilities–0.51%

Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC, Sr. Unsec. Gtd. Global Notes, 5.38%, 06/01/2024	225,000	225,000
5.38%, 04/15/2027	200,000	195,000
Six Flags Entertainment Corp., Sr. Unsec. Gtd. Notes, 4.88%, 07/31/2024(b)	500,000	491,000
		911,000

Leisure Products–0.31%

Mattel, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 12/31/2025(b)	470,000	461,775
Sr. Unsec. Notes, 6.20%, 10/01/2040	112,000	94,640
		556,415

Life Sciences Tools & Services–0.08%

Charles River Laboratories International, Inc., Sr. Unsec. Gtd. Notes, 5.50%, 04/01/2026(b)	149,000	151,608

	Principal Amount	Value

Managed Health Care–0.88%

Centene Corp., Sr. Unsec. Notes, 5.38%, 06/01/2026(b)	$356,000	$365,790
Molina Healthcare, Inc., Sr. Unsec. Gtd. Notes, 4.88%, 06/15/2025(b)	340,000	335,750
WellCare Health Plans Inc., Sr. Unsec. Notes, 5.25%, 04/01/2025	549,000	559,294
5.38%, 08/15/2026(b)	310,000	316,200
		1,577,034

Metal & Glass Containers–0.97%

Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc. (Ireland), Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2025(b)	500,000	492,250
7.25%, 05/15/2024(b)	310,000	325,500
Berry Global, Inc., Sec. Gtd. Second Lien Global Notes, 6.00%, 10/15/2022	90,000	93,037
Sec. Gtd. Second Lien Notes, 5.50%, 05/15/2022	198,000	201,485
Flex Acquisition Co., Inc., Sr. Unsec. Notes, 7.88%, 07/15/2026(b)	507,000	501,930
OI European Group B.V., Sr. Unsec. Gtd. Notes, 4.00%, 03/15/2023(b)	130,000	123,825
		1,738,027

Movies & Entertainment–0.66%

AMC Entertainment Holdings, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.75%, 06/15/2025	735,000	706,151
Lions Gate Capital Holdings LLC, Sr. Unsec. Gtd. Notes, 5.88%, 11/01/2024(b)	466,000	479,980
		1,186,131

Oil & Gas Drilling–1.71%

Diamond Offshore Drilling, Inc., Sr. Unsec. Global Notes, 4.88%, 11/01/2043	240,000	177,000
Ensco PLC, Sr. Unsec. Global Notes, 4.50%, 10/01/2024	24,000	20,700
7.75%, 02/01/2026	697,000	694,386
Noble Holding International Ltd., Sr. Unsec. Gtd. Global Notes, 7.75%, 01/15/2024	953,000	950,618
Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 5.25%, 11/15/2024	514,000	493,440
7.75%, 12/15/2023	94,000	99,875
Transocean Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 04/15/2031	662,000	633,865
		3,069,884

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount	Value

Oil & Gas Equipment & Services–0.89%

Archrock Partners, L.P./Archrock Partners Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 10/01/2022	$490,000	$496,738
SESI, L.L.C., Sr. Unsec. Gtd. Global Notes, 7.13%, 12/15/2021	521,000	529,596
Weatherford International Ltd., Sr. Unsec. Gtd. Notes, 6.50%, 08/01/2036	524,000	396,930
8.25%, 06/15/2023	178,000	169,100
		1,592,364

Oil & Gas Exploration & Production–7.36%

Ascent Resources Utica Holdings, LLC /ARU Finance Corp., Sr. Unsec. Notes, 10.00%, 04/01/2022(b)	314,000	355,605
Callon Petroleum Co., Sr. Unsec. Gtd. Global Notes, 6.13%, 10/01/2024	1,032,000	1,055,220
Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 3.80%, 06/01/2024	362,000	355,339
Denbury Resources Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 05/01/2022	323,000	298,775
EP Energy LLC/Everest Acquisition Finance Inc., Sr. Sec. Gtd. First Lien Notes, 8.00%, 11/29/2024(b)	420,000	425,250
Gulfport Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 10/15/2024	947,000	928,060
Jagged Peak Energy LLC, Sr. Unsec. Gtd. Notes, 5.88%, 05/01/2026(b)	762,000	760,095
Oasis Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 01/15/2023	1,119,000	1,139,981
Parsley Energy, LLC/Finance Corp., Sr. Unsec. Gtd. Notes, 5.63%, 10/15/2027(b)	315,000	316,575
6.25%, 06/01/2024(b)	470,000	491,150
QEP Resources, Inc., Sr. Unsec. Global Notes, 5.25%, 05/01/2023	725,000	709,594
Sr. Unsec. Notes, 6.88%, 03/01/2021	210,000	221,550
Range Resources Corp., Sr. Unsec. Gtd. Global Notes, 4.88%, 05/15/2025	641,000	609,751
5.88%, 07/01/2022	446,000	456,035
SM Energy Co., Sr. Unsec. Global Notes, 6.13%, 11/15/2022	553,000	572,355
6.63%, 01/15/2027	96,000	99,360
6.75%, 09/15/2026	185,000	193,094

	Principal Amount	Value

Oil & Gas Exploration & Production–(continued)

Southwestern Energy Co., Sr. Unsec. Gtd. Global Notes, 7.50%, 04/01/2026	$341,000	$358,903
7.75%, 10/01/2027	425,000	450,500
Tullow Oil PLC (Ghana), Sr. Unsec. Notes, 7.00%, 03/01/2025(b)	321,000	313,376
Whiting Petroleum Corp., Sr. Unsec. Gtd. Global Notes, 6.25%, 04/01/2023	1,083,000	1,123,071
WildHorse Resource Development Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/2025	931,000	965,912
WPX Energy Inc., Sr. Unsec. Notes, 5.25%, 09/15/2024	980,000	991,584
		13,191,135

Oil & Gas Refining & Marketing–0.49%

Parkland Fuel Corp. (Canada), Sr. Unsec. Notes, 6.00%, 04/01/2026(b)	376,000	377,880
Sunoco LP/Sunoco Finance Corp., Sr. Unsec. Gtd. Notes, 4.88%, 01/15/2023(b)	496,000	492,280
		870,160

Oil & Gas Storage & Transportation–2.12%

Energy Transfer Equity, L.P., Sr. Sec. First Lien Notes, 5.88%, 01/15/2024	713,000	752,215
Holly Energy Partners L.P./Holly Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 08/01/2024(b)	457,000	469,568
Plains All American Pipeline, L.P., Series B, Jr. Unsec. Sub. Notes, 6.13%(e)	456,000	445,170
SemGroup Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 03/15/2025	535,000	528,312
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Global Bonds, 5.13%, 02/01/2025	484,000	488,840
Sr. Unsec. Gtd. Notes, 5.88%, 04/15/2026(b)	743,000	769,934
Williams Cos., Inc. (The), Sr. Unsec. Notes, 7.88%, 09/01/2021	311,000	345,819
		3,799,858

Other Diversified Financial Services–1.03%

Lincoln Finance Ltd. (Netherlands), Sr. Sec. Gtd. First Lien Notes, 7.38%, 04/15/2021(b)	492,000	509,874
LPL Holdings Inc., Sr. Unsec. Gtd. Notes, 5.75%, 09/15/2025(b)	509,000	499,456

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount	Value

Other Diversified Financial Services–(continued)

Mexico City Airport Trust (Mexico), REGS, Sr. Sec. Euro Bonds, 5.50%, 07/31/2047(b)	$315,000	$282,713
Telenet Finance Luxembourg Notes S.a r.l. (Belgium), Sr. Sec. First Lien Notes, 5.50%, 03/01/2028(b)	400,000	378,000
VFH Parent LLC/Orchestra Co-Issuer Inc., Sec. Gtd. Second Lien Notes, 6.75%, 06/15/2022(b)	171,000	176,985
		1,847,028

Packaged Foods & Meats–0.87%

B&G Foods, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 04/01/2025	389,000	373,853
JBS Investments GmbH, Sr. Unsec. Gtd. Notes, 7.25%, 04/03/2024(b)	525,000	536,156
JBS USA Lux S.A./JBS USA Finance Inc., Sr. Unsec. Gtd. Notes, 5.75%, 06/15/2025(b)	180,000	175,950
TreeHouse Foods, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2024(b)	448,000	464,240
		1,550,199

Paper Packaging–0.30%

Plastipak Holdings Inc., Sr. Unsec. Notes, 6.25%, 10/15/2025(b)	580,000	532,150

Paper Products–1.07%

Mercer International Inc. (Canada), Sr. Unsec. Global Notes, 5.50%, 01/15/2026	162,000	159,165
6.50%, 02/01/2024	259,000	267,078
7.75%, 12/01/2022	57,000	59,640
Rayonier A.M. Products Inc., Sr. Unsec. Gtd. Notes, 5.50%, 06/01/2024(b)	948,000	917,503
Schweitzer-Mauduit International, Inc., Sr. Unsec. Notes, 6.88%, 10/01/2026(b)	495,000	506,137
		1,909,523

Pharmaceuticals–2.43%

Bausch Health Cos. Inc., Sr. Sec. Gtd. First Lien Notes, 5.50%, 11/01/2025(b)	348,000	348,696
Sr. Unsec. Gtd. Notes, 5.88%, 05/15/2023(b)	200,000	194,900
6.13%, 04/15/2025(b)	410,000	390,956
7.50%, 07/15/2021(b)	877,000	895,636
9.00%, 12/15/2025(b)	649,000	700,946
9.25%, 04/01/2026(b)	372,000	402,225
Endo DAC/Endo Finance LLC/Endo Finco Inc., Sr. Unsec. Gtd. Notes, 6.00%, 07/15/2023(b)	240,000	214,200

	Principal Amount	Value

Pharmaceuticals–(continued)

HLF Financing S.a.r.l., LLC/ Herbalife International, Inc., Sr. Unsec. Gtd. Notes, 7.25%, 08/15/2026(b)	$424,000	$431,420
Teva Pharmaceutical Finance IV, B.V. (Israel), Sr. Unsec. Gtd. Global Notes, 3.65%, 11/10/2021	500,000	484,617
Teva Pharmaceutical Finance Netherlands III B.V. (Israel), Sr. Unsec. Gtd. Global Notes, 6.00%, 04/15/2024	287,000	291,703
		4,355,299

Publishing–0.63%

Meredith Corp., Sr. Unsec. Gtd. Notes, 6.88%, 02/01/2026(b)	1,105,000	1,135,388

Restaurants–0.49%

IRB Holding Corp., Sr. Unsec. Gtd. Notes, 6.75%, 02/15/2026(b)	665,000	653,362
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsec. Gtd. Notes, 4.75%, 06/01/2027(b)	241,000	232,264
		885,626

Security & Alarm Services–1.10%

ADT Security Corp. (The), Sr. Sec. Gtd. First Lien Global Notes, 6.25%, 10/15/2021	250,000	263,502
Brink’s Co. (The), Sr. Unsec. Gtd. Notes, 4.63%, 10/15/2027(b)	345,000	319,125
Prime Security Services Borrower, LLC/Prime Finance, Inc., Sec. Gtd. Second Lien Notes, 9.25%, 05/15/2023(b)	1,288,000	1,380,736
		1,963,363

Semiconductors–0.73%

Micron Technology, Inc., Sr. Unsec. Global Notes, 5.50%, 02/01/2025	618,000	642,176
NXP B.V./NXP Funding LLC (Netherlands), Sr. Unsec. Gtd. Notes, 4.63%, 06/01/2023(b)	650,000	661,505
		1,303,681

Specialized Consumer Services–0.79%

ServiceMaster Co., LLC (The), Sr. Unsec. Gtd. Notes, 5.13%, 11/15/2024(b)	272,000	269,242
Sr. Unsec. Notes, 7.45%, 08/15/2027	1,086,000	1,147,087
		1,416,329

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount	Value

Specialized Finance–1.35%

AerCap Global Aviation Trust (Ireland), Jr. Unsec. Gtd. Sub. Notes, 6.50%, 06/15/2045(b)	$434,000	$453,530
Aircastle Ltd., Sr. Unsec. Global Notes, 7.63%, 04/15/2020	160,000	169,406
Sr. Unsec. Notes, 5.00%, 04/01/2023	396,000	407,017
5.50%, 02/15/2022	162,000	168,488
CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/01/2023	706,000	721,955
Unsec. Sub. Global Notes, 6.13%, 03/09/2028	94,000	98,465
MSCI Inc., Sr. Unsec. Gtd. Notes, 5.25%, 11/15/2024(b)	245,000	252,105
5.75%, 08/15/2025(b)	140,000	147,381
		2,418,347

Specialized REITs–0.34%

Iron Mountain Inc., Sr. Unsec. Sub. Gtd. Global Notes, 5.75%, 08/15/2024	377,000	373,984
Iron Mountain US Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.38%, 06/01/2026(b)	248,000	234,856
		608,840

Specialty Chemicals–0.80%

Axalta Coating Systems, LLC, Sr. Unsec. Gtd. Notes, 4.88%, 08/15/2024(b)	472,000	463,740
Platform Specialty Products Corp., Sr. Unsec. Gtd. Notes, 5.88%, 12/01/2025(b)	578,000	573,243
Valvoline Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 07/15/2024	388,000	389,940
		1,426,923

Steel–1.66%

ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 7.00%, 10/15/2039	425,000	495,299
Cleveland-Cliffs Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 03/01/2025	749,000	731,211
SunCoke Energy Partners, L.P./ SunCoke Energy Partners Finance Corp., Sr. Unsec. Gtd. Notes, 7.50%, 06/15/2025(b)	469,000	484,242
United States Steel Corp., Sr. Unsec. Global Notes, 6.88%, 08/15/2025	1,231,000	1,263,314
		2,974,066

	Principal Amount	Value

Technology Distributors–0.12%

CDW LLC/CDW Finance Corp., Sr. Unsec. Gtd. Notes, 5.00%, 09/01/2025 $	215,000	$215,000

Technology Hardware, Storage & Peripherals–1.16%

CommScope Technologies LLC, Sr. Unsec. Gtd. Notes, 6.00%, 06/15/2025(b)	502,000	520,574
Dell International LLC/EMC Corp., Sr. Unsec. Gtd. Notes, 7.13%, 06/15/2024(b)	1,447,000	1,554,490
		2,075,064

Textiles–0.45%

Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC (China), Sr. Sec. Gtd. First Lien Bonds, 7.50%, 05/01/2025(b)	814,000	799,755

Trading Companies & Distributors–0.88%

H&E Equipment Services, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 09/01/2025	791,000	791,000
Herc Rentals Inc., Sec. Gtd. Second Lien Notes, 7.75%, 06/01/2024(b) 566,000		611,880
United Rentals North America, Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 07/15/2025	41,000	41,974
Sr. Unsec. Gtd. Notes, 5.88%, 09/15/2026	120,000	123,600
		1,568,454

Trucking–0.97%

Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Notes, 5.25%, 03/15/2025(b)	305,000	287,462
6.38%, 04/01/2024(b)	150,000	149,813
Hertz Corp. (The), Sec. Gtd. Second Lien Notes, 7.63%, 06/01/2022(b)	193,000	191,070
Kenan Advantage Group Inc. (The), Sr. Unsec. Notes, 7.88%, 07/31/2023(b)	1,068,000	1,110,052
		1,738,397

Wireless Telecommunication Services–5.41%

Altice Financing S.A. (Luxembourg), Sr. Sec. Gtd. First Lien Bonds, 7.50%, 05/15/2026(b)	430,000	420,325
Sr. Sec. Gtd. First Lien Notes, 6.63%, 02/15/2023(b)	600,000	606,000
Altice Luxembourg S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.75%, 05/15/2022(b)	950,000	928,150

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount		Value

Wireless Telecommunication Services–(continued)

Altice US Finance I Corp., Sr. Sec. Gtd. First Lien Notes, 5.50%, 05/15/2026(b)		$ 440,000	$439,780
Digicel Group Ltd. (Jamaica), Sr. Unsec. Notes, 8.25%, 09/30/2020(b)		399,000	305,734
Oztel Holdings SPC Ltd. (Oman), Sr. Sec. Gtd. Notes, 5.63%, 10/24/2023(b)		477,000	484,083
SBA Communications Corp., Sr. Unsec. Global Notes, 4.88%, 09/01/2024		325,000	322,156
Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 8.75%, 03/15/2032		196,000	220,929
Sprint Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 09/15/2021		1,416,000	1,499,190
7.63%, 02/15/2025		625,000	664,375
7.88%, 09/15/2023		1,814,000	1,958,866
T-Mobile USA, Inc., Sr. Unsec. Gtd. Global Bonds, 6.50%, 01/15/2026		1,118,000	1,174,124
Sr. Unsec. Gtd. Global Notes, 6.38%, 03/01/2025		647,000	675,662
			9,699,374
Total U.S. Dollar Denominated Bonds & Notes (Cost $165,717,747)			165,728,089

Non-U.S. Dollar Denominated Bonds & Notes–1.42%(h)

Beverage & Tobacco–0.13%

Sunshine Mid B.V. (Netherlands), Sr. Unsec. Gtd. Bonds, 6.50%, 05/15/2026(b)	EUR	200,000	227,976

Cable & Satellite–0.12%

Tele Columbus AG (Germany), Sr. Sec. Notes, 3.88%, 05/02/2025(b)	EUR	200,000	212,689

Diversified Banks–0.47%

ABN AMRO Bank N.V. (Netherlands), REGS, Jr. Unsec. Sub. Euro Bonds, 4.75%(b)(e)	EUR	300,000	337,890
CaixaBank, S.A. (Spain), Jr. Unsec. Sub. Euro Bonds, 6.75%, 12/31/2099	EUR	200,000	251,279
Erste Group Bank AG (Austria), REGS, Jr. Unsec. Sub. Euro Bonds, 6.50%(b)(e)	EUR	200,000	248,321
			837,490

Diversified Chemicals–0.31%

Chemours Co. (The), Sr. Unsec. Gtd. Euro Bonds, 4.00%, 05/15/2026	EUR	475,000	553,539

	Principal Amount		Value

Other Diversified Financial Services–0.23%

Iceland Bondco PLC (United Kingdom), Sr. Sec. Gtd. First Lien Notes, 4.63%, 03/15/2025(b)	GBP	350,000	$423,098

Packaged Foods & Meats–0.10%

Darling Global Finance B.V., Sr. Unsec. Gtd. Bonds, 3.63%, 05/15/2026(b)	EUR	150,000	179,654

Textiles–0.06%

Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC (China), Sr. Sec. Gtd. First Lien Bonds, 5.38%, 05/01/2023(b)	EUR	100,000	114,015
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $2,661,161)			2,548,461

Variable Rate Senior Loan Interests–1.11%(i)

Food Retail–1.11%

Albertson’s LLC, Bridge Term Loan, —%, 04/18/2019(j)		$ 575,000	575,000
Term Loan B-4, 4.83% (3mo. USD LIBOR + 2.75%), 08/25/2021		1,410,152	1,413,234
Total Variable Rate Senior Loan Interests (Cost $1,947,648)			1,988,234

U.S. Treasury Bills–0.62%

1.35-1.53%, 01/24/2019 (Cost $1,107,398) (k)(l)		1,115,000	1,107,137

	Shares

Preferred Stocks–0.53%

Diversified Banks–0.46%

Wells Fargo & Co., Class A, Series L, $75.00 Conv. Pfd.		640	826,163

Specialized Finance–0.07%

CIT Group Inc., Series A, 5,80% Pfd.		120,000	118,500
Total Preferred Stocks (Cost $944,008)			944,663

Common Stocks & Other Equity Interests–0.00%

Automobile Manufacturers–0.00%

Motors Liquidation Co. GUC Trust (m)		1	10

Broadcasting–0.00%

Adelphia Recovery Trust -Series ACC-1 (n)		318,570	159
Adelphia Recovery Trust -Series Arahova (n)		109,170	109
			268

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Shares	Value

Diversified Support Services–0.00%

ACC Claims Holdings, LLC (d)(m)	269,616	$2,427
Total Common Stocks & Other Equity Interests (Cost $143,574)		2,705

Money Market Funds–3.43%

Invesco Government & Agency Portfolio –Institutional Class, 1.97% (o)	2,151,986	2,151,986
Invesco Liquid Assets Portfolio –Institutional Class, 2.15% (o)	1,536,485	1,536,946
Invesco Treasury Portfolio –Institutional Class, 1.97% (o)	2,459,412	2,459,412
Total Money Market Funds (Cost $6,148,460)		6,148,344
TOTAL INVESTMENTS IN SECURITIES–99.63% (Cost $178,669,996)		178,467,633
OTHER ASSETS LESS LIABILITIES–0.37%		664,883
NET ASSETS–100.00%		$179,132,516

Investment Abbreviations:

Conv.	— Convertible
Deb.	— Debentures
EUR	— Euro
GBP	— British Pound
Gtd.	— Guaranteed
GUC	— General Unsecured Creditors
Jr.	— Junior
LIBOR	— London Interbank Offered Rate
Pfd.	— Preferred
PIK	— Pay-in-Kind
REGS	— Regulation S
REIT	— Real Estate Investment Trust
Sec.	— Secured
Sr.	— Senior
Sub.	— Subordinated
Unsec.	— Unsecured
USD	— U.S. Dollar

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2018 was $82,414,408, which represented 46.01% of the Fund’s Net Assets.

(c)

Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at September 30, 2018 represented less than 1% of the Fund’s Net Assets.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 2.

(e)	Perpetual bond with no specified maturity date.

(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2018.

(g)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.

(h)	Foreign denominated security. Principal amount is denominated in the currency indicated.

(i)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act, and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(j)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 3.

(k)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(l)	All or a portion of the value was designated as collateral to cover margin requirements for swap agreements. See Note1I.

(m)	Non-income producing security.

(n)	Acquired as part of the Adelphia Communications bankruptcy reorganization.

(o)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

Open Forward Foreign Currency Contracts

						Unrealized
Settlement		Contract to				Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)
11/30/2018	Barclays Bank PLC	EUR	1,681,478	USD	1,984,206	$ 22,888
Subtotal—Appreciation						22,888
11/30/2018	Canadian Imperial Bank of Commerce	GBP	353,033	USD	457,396	(3,944)
Subtotal—Depreciation						(3,944)
Total Forward Foreign Currency Contracts—Currency Risk						$ 18,944

Open Centrally Cleared Credit Default Swap Agreements
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(p)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Markit CDX Emerging Markets Index, Series 29, Version 1	Sell	1.00%	Quarterly	06/20/2023	1.81%	USD	5,000,000	$(224,633)	$(169,995)	$54,638
Markit iTraxx Europe Crossover Index, Series 29, Version 1	Sell	5.00	Quarterly	06/20/2023	2.79	EUR	5,500,000	505,499	605,710	100,211
Total Centrally Cleared Credit Default Swap Agreements—Credit Risk								$280,866	$435,715	$154,849

Currency Abbreviations:

EUR	—	Euro	GBP	—	British Pound Sterling	USD	—	U.S. Dollar

(p)

Implied credit spreads represent the current level, as of September 30, 2018 at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Invesco V.I. High Yield Fund

A.	Security Valuations – (continued)

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Lower-Rated Securities – The Fund normally invests at least 80% of its net assets in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

Invesco V.I. High Yield Fund

E.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.

Call Options Purchased and Written – The Fund may write covered call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

Invesco V.I. High Yield Fund

G.	Call Options Purchased and Written – (continued)

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

H.

Put Options Purchased and Written – The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on put options purchased and put options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Option contracts written, respectively. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

I.

Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

Invesco V.I. High Yield Fund

I.	Swap Agreements – (continued)

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of September 30, 2018 for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Invesco V.I. High Yield Fund

J.

Bank Loan Risk – Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk that an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

K.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

L.

Other Risks – The Fund invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

M.

Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended September 30, 2018, there were no material transfers between valuation levels.

Invesco V.I. High Yield Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$165,728,089	$0	$165,728,089
Non-U.S. Dollar Denominated Bonds & Notes	—	2,548,461	—	2,548,461
Variable Rate Senior Loan Interests	—	1,988,234	—	1,988,234
U.S. Treasury Bills	—	1,107,137	—	1,107,137
Preferred Stocks	826,163	118,500	—	944,663
Common Stocks & Other Equity Interests	10	268	2,427	2,705
Money Market Funds	6,148,344	—	—	6,148,344
Total Investments in Securities	6,974,517	171,490,689	2,427	178,467,633
Other Investments – Assets*
Forward Foreign Currency Contracts	—	22,888	—	22,888
Swap Agreements	—	154,849	—	154,849
	—	177,737	—	177,737
Other Investments – Liabilities*
Forward Foreign Currency Contracts	—	(3,944)	—	(3,944)
Total Other Investments	—	173,793	—	173,793
Total Investments	$6,974,517	$171,664,482	$2,427	$178,641,426
*	Unrealized appreciation (depreciation).

NOTE 3 — Unfunded Loan Commitments

As of September 30, 2018, the Fund had unfunded loan commitments, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Type	Principal Amount	Value
Albertson’s LLC	Bridge Term Loan	$575,000	$575,000

Invesco V.I. High Yield Fund

Invesco V.I. International Growth Fund Quarterly Schedule of Portfolio Holdings September 30, 2018

invesco.com/us VIIGR-QTR-1 11/18 Invesco Advisers, Inc.

Schedule of Investments

September 30, 2018

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.21%

Australia–3.18%
Amcor Ltd.	2,302,801	$22,720,827
Brambles Ltd.	2,524,363	19,889,618
CSL Ltd.	75,681	10,942,955
		53,553,400

Brazil–4.06%
B3 S.A. –Brasil, Bolsa, Balcão	5,406,934	31,328,634
Banco Bradesco S.A. -ADR	3,346,839	23,695,620
Kroton Educacional S.A.	4,700,413	13,175,193
		68,199,447

Canada–9.70%
Canadian National Railway Co.	284,602	25,537,391
CGI Group Inc. -Class A (a)	951,917	61,375,487
Great-West Lifeco Inc.	490,944	11,912,039
Nutrien Ltd.	357,468	20,640,238
PrairieSky Royalty Ltd.	1,318,415	23,160,172
Suncor Energy, Inc.	529,026	20,470,499
		163,095,826

China–5.35%
Baidu, Inc. -ADR(a)	92,896	21,243,457
Henan Shuanghui Investment & Development Co., Ltd. -Class A	5,876,686	22,334,584
Kweichow Moutai Co., Ltd. -Class A	224,483	23,816,614
Wuliangye Yibin Co., Ltd. -Class A	1,424,697	14,069,727
Yum China Holdings, Inc.	242,593	8,517,440
		89,981,822

Denmark–1.44%
Carlsberg A/S -Class B	202,376	24,274,155

France–8.15%
EssilorLuxottica S.A.	142,642	21,092,442
Pernod Ricard S.A.	185,800	30,481,685
Schneider Electric S.E.	422,384	33,985,354
Vinci S.A.	322,862	30,713,996
Vivendi S.A.	809,470	20,811,837
		137,085,314

Germany–9.92%
Allianz S.E.	170,464	37,973,865
Deutsche Boerse AG	392,748	52,622,429
Deutsche Post AG	506,423	18,056,948
GEA Group AG	389,195	13,863,526
SAP S.E.	359,275	44,216,459
		166,733,227

Hong Kong–2.64%
CK Hutchison Holdings Ltd.	1,914,268	21,948,833

	Shares	Value

Hong Kong–(continued)

Galaxy Entertainment Group Ltd.	3,576,000	$22,389,399
		44,338,232

Italy–3.00%
FinecoBank Banca Fineco S.p.A.	852,567	11,382,444
Intesa Sanpaolo S.p.A.	6,853,815	17,443,743
Mediobanca Banca di Credito Finanziario S.p.A.	2,167,593	21,587,121
		50,413,308

Japan–6.98%
Asahi Group Holdings, Ltd.	539,500	23,385,298
FANUC Corp.	107,700	20,303,943
Hoya Corp.	488,300	29,009,197
Japan Tobacco Inc.	428,700	11,191,025
Kao Corp.	241,700	19,515,541
Keyence Corp.	23,900	13,878,912
		117,283,916

Mexico–2.63%
Fomento Economico Mexicano, S.A.B. de C.V. -ADR	446,625	44,202,476

Netherlands–4.58%
ING Groep N.V.	1,505,448	19,517,405
Royal Dutch Shell PLC -Class B	558,128	19,532,013
Wolters Kluwer N.V.	609,236	37,970,749
		77,020,167

Singapore–2.03%
United Overseas Bank Ltd.	1,731,500	34,216,756

South Korea–3.13%
NAVER Corp.	47,945	30,888,331
Samsung Electronics Co., Ltd.	519,359	21,748,231
		52,636,562

Spain–1.52%
Amadeus IT Group S.A.	276,156	25,626,006

Sweden–3.09%
Investor AB -Class B	1,124,669	51,926,531

Switzerland–6.87%
Compagnie Financiere Richemont S.A.	352,068	28,662,855
Julius Baer Group Ltd.	355,865	17,786,082
Kuehne + Nagel International AG	124,120	19,647,360
Novartis AG	421,407	36,307,767
UBS Group AG	826,340	13,032,226
		115,436,290

Taiwan–2.49%
Taiwan Semiconductor Manufacturing Co. Ltd. -ADR	949,423	41,926,520

See accompanying notes which are an integral part of this schedule.

Invesco V.I. International Growth Fund

	Shares	Value

Thailand–0.82%

Kasikornbank PCL -NVDR	2,079,500	$13,862,512

Turkey–0.66%
Akbank T.A.S.	9,608,800	11,017,696

United Kingdom–10.75%
British American Tobacco PLC	597,018	27,892,910
Compass Group PLC	1,223,481	27,205,335
Informa PLC	2,460,111	24,416,232
Reckitt Benckiser Group PLC	351,452	32,139,078
RELX PLC	1,621,941	34,126,954
TechnipFMC PLC	507,663	15,942,246
Unilever N.V.	342,164	19,055,040
		180,777,795

United States–4.22%
Broadcom Inc.	198,722	49,030,679
Philip Morris International Inc.	269,080	21,940,783
		70,971,462
Total Common Stocks & Other Equity Interests (Cost $1,196,700,176)		1,634,579,420

Money Market Funds–3.49%
Invesco Government & Agency Portfolio –Institutional Class, 1.97% (b)	20,544,013	20,544,013
Invesco Liquid Assets Portfolio –Institutional Class, 2.15% (b)	14,682,051	14,686,456
Invesco Treasury Portfolio –Institutional Class, 1.97% (b)	23,478,872	23,478,872
Total Money Market Funds (Cost $58,707,662)		58,709,341
TOTAL INVESTMENTS IN SECURITIES–100.70% (Cost $1,255,407,838)		1,693,288,761
OTHER ASSETS LESS LIABILITIES–(0.70)%		(11,833,868)
NET ASSETS–100.00%		$1,681,454,893

Investment Abbreviations:

ADR	—	American Depositary Receipt
NVDR	—	Non-Voting Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. International Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco V.I. International Growth Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

Invesco V.I. International Growth Fund

E.	Forward Foreign Currency Contracts – (continued)

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended September 30, 2018, there were transfers from Level 1 to Level 2 of $148,835,292 and from Level 2 to Level 1 of $310,443,207, due to foreign fair value adjustments.

Invesco V.I. International Growth Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$19,889,618	$33,663,782	$—	$53,553,400
Brazil	68,199,447	—	—	68,199,447
Canada	163,095,826	—	—	163,095,826
China	89,981,822	—	—	89,981,822
Denmark	24,274,155	—	—	24,274,155
France	64,467,039	72,618,275	—	137,085,314
Germany	128,759,362	37,973,865	—	166,733,227
Hong Kong	—	44,338,232	—	44,338,232
Italy	—	50,413,308	—	50,413,308
Japan	117,283,916	—	—	117,283,916
Mexico	44,202,476	—	—	44,202,476
Netherlands	37,970,749	39,049,418	—	77,020,167
Singapore	—	34,216,756	—	34,216,756
South Korea	21,748,231	30,888,331	—	52,636,562
Spain	—	25,626,006	—	25,626,006
Sweden	—	51,926,531	—	51,926,531
Switzerland	—	115,436,290	—	115,436,290
Taiwan	41,926,520	—	—	41,926,520
Thailand	—	13,862,512	—	13,862,512
Turkey	11,017,696	—	—	11,017,696
United Kingdom	106,292,363	74,485,432	—	180,777,795
United States	70,971,462	—	—	70,971,462
Money Market Funds	58,709,341	—	—	58,709,341
Total Investments	$1,068,790,023	$624,498,738	$—	$1,693,288,761

Invesco V.I. International Growth Fund

Invesco V.I. Managed Volatility Fund
Quarterly Schedule of Portfolio Holdings September 30, 2018

invesco.com/us	I-VIMGV-QTR-1 11/18	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2018

(Unaudited)

	Shares	Value

Common Stocks–62.05%

Aerospace & Defense–1.27%

General Dynamics Corp.	2,585	$529,201

Asset Management & Custody Banks–1.22%

Northern Trust Corp.	1,886	192,617
State Street Corp.	3,723	311,913
		504,530

Automobile Manufacturers–1.31%

General Motors Co.	16,088	541,683

Biotechnology–0.52%

Celgene Corp. (b)	2,417	216,297

Broadcasting–0.02%

CBS Corp. -Class B	136	7,813

Building Products–0.85%

Johnson Controls International PLC	10,034	351,190

Cable & Satellite–1.64%

Charter Communications, Inc. -Class A (b)	1,285	418,756
Comcast Corp. -Class A	7,404	262,175
		680,931

Communications Equipment–1.73%

Cisco Systems, Inc.	10,534	512,479
Juniper Networks, Inc.	6,919	207,363
		719,842

Diversified Banks–9.11%

Bank of America Corp.	35,849	1,056,111
Citigroup Inc.	17,685	1,268,722
JPMorgan Chase & Co.	8,193	924,498
Wells Fargo & Co.	10,119	531,855
		3,781,186

Diversified Metals & Mining–0.48%

BHP Billiton Ltd. (Australia)	8,091	201,406

Electric Utilities–0.29%

FirstEnergy Corp.	3,270	121,546

Fertilizers & Agricultural Chemicals–1.09%

Mosaic Co. (The)	7,555	245,386
Nutrien Ltd. (Canada)	3,555	205,124
		450,510

Food Distributors–0.54%

US Foods Holding Corp. (b)	7,259	223,722

	Shares	Value

Health Care Distributors–0.92%

McKesson Corp.	2,877	$381,634

Health Care Equipment–1.83%

Medtronic PLC	4,170	410,203
Zimmer Biomet Holdings, Inc.	2,666	350,499
		760,702

Health Care Services–1.78%

CVS Health Corp.	9,396	739,653

Home Improvement Retail–0.73%

Kingfisher PLC (United Kingdom)	89,607	301,328

Hotels, Resorts & Cruise Lines–1.39%

Carnival Corp.	9,067	578,203

Industrial Machinery–0.77%

Ingersoll-Rand PLC	3,111	318,255

Insurance Brokers–1.36%

Aon PLC	1,799	276,650
Willis Towers Watson PLC	2,043	287,941
		564,591

Integrated Oil & Gas–3.78%

BP PLC (United Kingdom)	61,258	469,992
Occidental Petroleum Corp.	6,587	541,254
Royal Dutch Shell PLC -Class A (Netherlands)	16,273	558,621
		1,569,867

Integrated Telecommunication Services–0.02%

Verizon Communications Inc.	150	8,008

Internet & Direct Marketing Retail–0.76%

eBay Inc. (b)	9,583	316,431

Investment Banking & Brokerage–2.16%

Goldman Sachs Group, Inc. (The)	1,174	263,258
Morgan Stanley	13,563	631,629
		894,887

IT Consulting & Other Services–0.83%

Cognizant Technology Solutions Corp. -Class A	4,442	342,700

Managed Health Care–0.67%

Anthem, Inc.	1,016	278,435

Multi-Line Insurance–1.61%

American International Group, Inc.	12,529	667,044

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Managed Volatility Fund

	Shares	Value

Oil & Gas Equipment & Services–1.90%

Schlumberger Ltd.	5,862	$357,113
TechnipFMC PLC (United Kingdom)	13,837	432,406
		789,519

Oil & Gas Exploration & Production–4.47%

Anadarko Petroleum Corp.	7,769	523,708
Apache Corp.	8,332	397,186
Canadian Natural Resources Ltd. (Canada)	10,001	326,747
Devon Energy Corp.	15,208	607,408
		1,855,049

Other Diversified Financial Services–1.13%

AXA Equitable Holdings, Inc.	8,852	189,876
Voya Financial, Inc.	5,642	280,238
		470,114

Packaged Foods & Meats–1.30%

Mondelez International, Inc. -Class A	12,525	538,074

Pharmaceuticals–5.40%

Bristol-Myers Squibb Co.	5,189	322,133
Johnson & Johnson	5,797	800,971
Merck & Co., Inc.	5,999	425,569
Novartis AG (Switzerland)	4,886	420,970
Sanofi (France)	3,057	272,684
		2,242,327

Railroads–0.74%

CSX Corp.	4,121	305,160

Regional Banks–3.37%

Citizens Financial Group, Inc.	14,281	550,818
Fifth Third Bancorp	11,009	307,371
First Horizon National Corp.	9,858	170,149
PNC Financial Services Group, Inc. (The)	2,702	367,986
		1,396,324

Semiconductors–1.98%

Intel Corp.	6,348	300,197
QUALCOMM Inc.	7,228	520,633
		820,830

Systems Software–1.66%

Oracle Corp.	13,328	687,192

Tobacco–1.42%

Philip Morris International Inc.	7,210	587,903
Total Common Stocks (Cost $20,464,587)		25,744,087

	Principal Amount	Value

Bonds & Notes–24.18%

Aerospace & Defense–0.02%

United Technologies Corp., Sr. unsec. Global Notes, 4.45%, 11/16/2038	$9,000	$8,956

Air Freight & Logistics–0.01%

United Parcel Service, Inc., Sr. Unsec. Notes, 3.40%, 11/15/2046	4,000	3,465

Airlines–0.16%

American Airlines Pass Through Trust, Series 2014-1, Class A, Sr. Sec. First Lien Pass Through Ctfs., 3.70%, 04/01/2028	20,100	19,616
United Airlines Pass Through Trust,, Series 2014-2, Class A, Sr. Sec. First Lien Pass Through Ctfs., 3.75%, 03/03/2028	24,880	24,722
Series 2018-1, Class AA, Sr. Sec. First Lien Pass Through Ctfs., 3.50%, 09/01/2031	17,000	16,421
Virgin Australia Pass Through Trust (Australia), Series 2013-1, Class A, Sec. Gtd. First Lien Pass Through Ctfs., 5.00%, 04/23/2025(c)	7,028	7,142
		67,901

Application Software–1.15%

Citrix Systems, Inc., Sr. Unsec. Conv. Notes, 0.50%, 04/15/2019	117,000	179,992
Nuance Communications, Inc.,, Sr. Unsec. Conv. Bonds, 1.00%, 12/15/2022(d)	127,000	120,131
Sr. Unsec. Conv. Global Bonds, 1.25%, 04/01/2025	49,000	50,681
RealPage, Inc., Sr. Unsec. Conv. Bonds, 1.50%, 11/15/2022	24,000	39,330
Workday, Inc., Sr. Unsec. Conv. Notes, 0.25%, 10/01/2022(c)	75,000	86,938
		477,072

Asset Management & Custody Banks–0.74%

Apollo Management Holdings L.P., Sr. Unsec. Gtd. Notes, 4.00%, 05/30/2024(c)	40,000	39,744
Blackstone Holdings Finance Co. LLC, Sr. Unsec. Gtd. Notes, 5.00%, 06/15/2044(c)	150,000	151,384
Brookfield Asset Management Inc. (Canada), Sr. Unsec. Notes, 4.00%, 01/15/2025	25,000	24,600
Carlyle Holdings Finance LLC, Sr. Unsec. Gtd. Notes, 3.88%, 02/01/2023(c)	5,000	4,991

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Managed Volatility Fund

	Principal Amount	Value

Asset Management & Custody Banks–(continued)

KKR Group Finance Co. III LLC, Sr. Unsec. Gtd. Bonds, 5.13%, 06/01/2044(c)	$85,000	$84,450
		305,169

Automobile Manufacturers–0.55%

Ford Motor Credit Co. LLC, Sr. Unsec. Global Notes, 4.13%, 08/04/2025	200,000	189,157
General Motors Co., Sr. Unsec. Global Notes, 6.60%, 04/01/2036	16,000	17,087
General Motors Financial Co., Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 03/01/2026	21,000	21,521
		227,765

Biotechnology–1.09%

AbbVie Inc., Sr. Unsec. Global Notes, 4.50%, 05/14/2035	38,000	36,562
BioMarin Pharmaceutical Inc., Sr. Unsec. Sub. Conv. Notes, 1.50%, 10/15/2020	117,000	140,939
Celgene Corp., Sr. Unsec. Global Notes, 4.63%, 05/15/2044	100,000	94,286
Gilead Sciences, Inc., Sr. Unsec. Global Notes, 2.55%, 09/01/2020	50,000	49,510
4.40%, 12/01/2021	25,000	25,826
Neurocrine Biosciences, Inc., Sr. Unsec. Conv. Notes, 2.25%, 05/15/2024	62,000	105,839
		452,962

Brewers–0.50%

Anheuser-Busch InBev Finance, Inc. (Belgium), Sr. Unsec. Gtd. Global Notes, 2.65%, 02/01/2021	30,000	29,586
3.30%, 02/01/2023	25,000	24,706
4.70%, 02/01/2036	45,000	45,137
4.90%, 02/01/2046	47,000	47,276
Heineken NV (Netherlands), Sr. Unsec. Notes, 3.50%, 01/29/2028(c)	35,000	33,469
Molson Coors Brewing Co., Sr. Unsec. Gtd. Global Notes, 1.45%, 07/15/2019	13,000	12,850
4.20%, 07/15/2046	16,000	14,225
		207,249

Broadcasting–1.01%

Liberty Media Corp., Sr. Unsec. Conv. Deb., 2.25%, 10/05/2021(d)	55,000	30,217
Sr. Unsec. Conv. Notes, 1.38%, 10/15/2023	299,000	363,805
Liberty Formula One, Sr. Unsec. Conv. Bonds, 1.00%, 01/30/2023	20,000	23,422
		417,444

	Principal Amount	Value

Cable & Satellite–0.73%

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sr. Sec. Gtd. First Lien Global Notes, 4.46%, 07/23/2022	$60,000	$61,045
Comcast Corp., Sr. Unsec. Gtd. Global Notes, 3.90%, 03/01/2038	10,000	9,163
DISH Network Corp., Sr. Unsec. Conv. Bonds, 3.38%, 08/15/2026	147,000	140,571
GCI Liberty, Inc., Sr. Unsec. Conv. Deb., 1.75%, 10/05/2023(c)(d)	85,000	93,844
		304,623

Communications Equipment–0.97%

Ciena Corp., Sr. Unsec. Conv. Bonds, 4.00%, 12/15/2020	75,000	119,029
Finisar Corp., Sr. Unsec. Conv. Bonds, 0.50%, 12/15/2021(d)	39,000	35,823
Viavi Solutions Inc., Sr. Unsec. Conv. Deb., 0.63%, 10/10/2018(d)	98,000	98,881
Sr. Unsec. Conv. Notes, 1.75%, 06/01/2023(c)	71,000	76,502
1.00%, 03/01/2024	68,000	73,605
		403,840

Consumer Finance–0.10%

American Express Co., Unsec. Sub. Global Notes, 3.63%, 12/05/2024	18,000	17,668
Capital One Financial Corp., Sr. Unsec. Global Notes, 3.20%, 01/30/2023	15,000	14,548
Synchrony Financial, Sr. Unsec. Global Notes, 3.95%, 12/01/2027	10,000	9,077
		41,293

Data Processing & Outsourced Services–0.11%

Fiserv, Inc., Sr. Unsec. Global Notes, 3.80%, 10/01/2023	15,000	15,038
Visa Inc., Sr. Unsec. Global Notes, 4.15%, 12/14/2035	30,000	30,994
		46,032

Diversified Banks–1.92%

Bank of America Corp., Sr. Unsec. Medium-Term Global Notes, 3.50%, 04/19/2026	25,000	24,181
Sr. Unsec. Medium-Term Notes, 3.25%, 10/21/2027	10,000	9,309
Bank of Nova Scotia (The) (Canada), Sr. Unsec. Global Notes, 2.05%, 10/30/2018	15,000	14,997

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Managed Volatility Fund

	Principal Amount	Value

Diversified Banks–(continued)

Citigroup Inc., Sr. Unsec. Global Notes, 3.67%, 07/24/2028	$15,000	$14,301
Unsec. Sub. Notes, 4.00%, 08/05/2024	60,000	59,571
4.75%, 05/18/2046	15,000	14,715
Commonwealth Bank of Australia (Australia), Sr. Unsec. Notes, 2.25%, 03/10/2020(c)	40,000	39,496
Coöperatieve Rabobank U.A. (Netherlands), Jr. Unsec. Sub. Notes, 11.00% (c)(e)	75,000	79,444
JPMorgan Chase & Co., Sr. Unsec. Global Notes, 3.20%, 06/15/2026	15,000	14,225
3.51%, 01/23/2029	15,000	14,217
4.26%, 02/22/2048	10,000	9,671
3.90%, 01/23/2049	15,000	13,668
Series V, Jr. Unsec. Sub. Global Notes, 5.00% (e)	150,000	151,312
Royal Bank of Canada (Canada), Sr. Unsec. Global Notes, 2.00%, 12/10/2018	105,000	104,908
U.S. Bancorp, Series W, Unsec. Sub. Medium-Term Notes, 3.10%, 04/27/2026	10,000	9,460
Wells Fargo & Co., Sr. Unsec. Medium-Term Notes, 3.55%, 09/29/2025	30,000	29,250
Unsec. Sub. Medium-Term Notes, 4.10%, 06/03/2026	95,000	93,846
4.65%, 11/04/2044	100,000	98,131
		794,702

Diversified Capital Markets–0.62%

Credit Suisse AG (Switzerland), Sr. Unsec. Conv. Medium-Term Notes, 0.50%, 06/24/2024(c)	260,000	258,830

Diversified Chemicals–0.10%

Eastman Chemical Co., Sr. Unsec. Global Notes, 2.70%, 01/15/2020	43,000	42,786

Drug Retail–0.13%

Walgreens Boots Alliance Inc., Sr. Unsec. Global Notes, 3.30%, 11/18/2021	32,000	31,891
4.50%, 11/18/2034	24,000	23,671
		55,562

Electric Utilities–0.13%

NextEra Energy Capital Holdings, Inc., Sr. Unsec. Gtd. Deb., 3.55%, 05/01/2027	11,000	10,597

	Principal Amount	Value

Electric Utilities–(continued)

Southern Electric Generating Co., Sr. Unsec. Gtd. Notes, 2.20%, 12/01/2018(c)	$45,000	$44,955
		55,552

Environmental & Facilities Services–0.06%

Waste Management, Inc., Sr. Unsec. Gtd. Global Notes, 3.90%, 03/01/2035	25,000	24,473

Food Retail–0.01%

Alimentation Couche-Tard Inc. (Canada), Sr. Unsec. Gtd. Notes, 4.50%, 07/26/2047(c)	2,000	1,873

General Merchandise Stores–0.05%

Dollar General Corp., Sr. Unsec. Global Notes, 3.25%, 04/15/2023	20,000	19,543

Health Care–0.53%

Bayer US Finance II LLC (Germany), Sr. Unsec. Gtd. Notes, 2.13%, 07/15/2019(c)	15,000	14,890
Bayer US Finance LLC (Germany), Sr. Unsec. Gtd. Notes, 3.00%, 10/08/2021(c)	200,000	196,514
Halfmoon Parent, Inc., Sr. Sec. Notes, 4.80%, 08/15/2038(c)	9,000	9,015
		220,419

Health Care Equipment–1.66%

Becton, Dickinson and Co., Sr. Unsec. Global Notes, 4.88%, 05/15/2044	170,000	165,935
Sr. Unsec. Notes, 2.68%, 12/15/2019	15,000	14,919
DexCom, Inc., Sr. Unsec. Conv. Notes, 0.75%, 05/15/2022	88,000	135,410
Insulet Corp., Sr. Unsec. Conv. Notes, 1.38%, 11/15/2024(c)	13,000	16,468
Medtronic, Inc.,, Sr. Unsec. Gtd. Global Notes, 3.15%, 03/15/2022	58,000	57,628
4.38%, 03/15/2035	20,000	20,695
NuVasive, Inc., Sr. Unsec. Conv. Notes, 2.25%, 03/15/2021	80,000	101,550
Wright Medical Group N.V., Sr. Unsec. Conv. Bonds, 2.25%, 11/15/2021	39,000	56,433
Wright Medical Group, Inc., Sr. Unsec. Gtd. Conv. Notes, 1.63%, 06/15/2023(c)	113,000	119,992
		689,030

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Managed Volatility Fund

	Principal Amount	Value

Health Care REITs–0.06%

HCP, Inc., Sr. Unsec. Global Notes, 3.88%, 08/15/2024	$25,000	$24,472

Health Care Services–0.86%

Convertible Trust - Healthcare, Series 2018-1, Sr. Unsec. Medium-Term Notes, 0.25%, 02/05/2024	168,000	179,273
CVS Health Corp., Sr. Unsec. Global Bonds, 3.38%, 08/12/2024	20,000	19,335
Sr. Unsec. Global Notes, 4.10%, 03/25/2025	16,000	15,973
Express Scripts Holding Co., Sr. Unsec. Gtd. Global Notes, 2.25%, 06/15/2019	90,000	89,601
Laboratory Corp. of America Holdings,, Sr. Unsec. Notes, 3.20%, 02/01/2022	33,000	32,580
4.70%, 02/01/2045	22,000	21,402
		358,164

Home Improvement Retail–0.06%

Home Depot, Inc. (The), Sr. Unsec. Global Notes, 2.00%, 04/01/2021	27,000	26,330

Hotel & Resort REITs–0.02%

Hospitality Properties Trust, Sr. Unsec. Notes, 4.50%, 06/15/2023	10,000	10,049

Insurance Brokers–0.01%

Willis North America, Inc., Sr. Unsec. Gtd. Global Notes, 3.60%, 05/15/2024	5,000	4,863

Integrated Oil & Gas–0.08%

Occidental Petroleum Corp., Sr. Unsec. Global Notes, 3.40%, 04/15/2026	15,000	14,674
Suncor Energy Inc. (Canada), Sr. Unsec. Notes, 3.60%, 12/01/2024	18,000	17,856
		32,530

Integrated Telecommunication Services–1.45%

AT&T Inc., Sr. Unsec. Global Notes, 3.00%, 06/30/2022	28,000	27,326
3.40%, 05/15/2025	15,000	14,295
4.50%, 05/15/2035	25,000	23,395
5.15%, 03/15/2042	150,000	145,069
4.80%, 06/15/2044	40,000	36,968
Orange S.A. (France), Sr. Unsec. Global Notes, 1.63%, 11/03/2019	55,000	54,177
Telefónica Emisiones, S.A.U. (Spain), Sr. Unsec. Gtd. Global Notes, 7.05%, 06/20/2036	150,000	181,242
Verizon Communications Inc., Sr. Unsec. Global Notes, 4.40%, 11/01/2034	120,000	117,220
		599,692

	Principal Amount	Value

Internet & Direct Marketing Retail–0.53%

Amazon.com, Inc., Sr. Unsec. Global Notes, 4.80%, 12/05/2034	$9,000	$9,834
Ctrip.com International, Ltd. (China), Sr. Unsec. Conv. Bonds, 1.25%, 09/15/2019(d)	113,000	110,808
Liberty Expedia Holdings, Inc., Sr. Unsec. Conv. Deb., 1.00%, 07/05/2022(c)(d)	53,000	53,366
QVC, Inc., Sr. Sec. Gtd. First Lien Global Notes, 5.45%, 08/15/2034	50,000	44,762
		218,770

Investment Banking & Brokerage–1.05%

Goldman Sachs Group, Inc. (The), Sr. Unsec. Global Notes, 4.02%, 10/31/2038	10,000	9,276
Unsec. Sub. Notes, 4.25%, 10/21/2025	27,000	26,765
GS Finance Corp., Series 0001, Sr. Unsec. Conv. Medium-Term Notes, 0.25%, 07/08/2024	198,000	190,811
Morgan Stanley, Sr. Unsec. Medium-Term Global Notes, 2.38%, 07/23/2019	175,000	174,322
4.00%, 07/23/2025	35,000	34,898
		436,072

Life & Health Insurance–0.76%

Athene Global Funding, Sec. Notes, 2.88%, 10/23/2018(c)	31,000	31,006
4.00%, 01/25/2022(c)	45,000	45,110
Jackson National Life Global Funding,, Sr. Sec. Notes, 2.10%, 10/25/2021(c)	10,000	9,591
3.25%, 01/30/2024(c)	15,000	14,586
Nationwide Financial Services Inc., Sr. Unsec. Notes, 5.30%, 11/18/2044(c)	50,000	52,446
Reliance Standard Life Global Funding II, Sr. Sec. First Lien Notes, 2.15%, 10/15/2018(c)	125,000	124,982
3.05%, 01/20/2021(c)	20,000	19,730
Teachers Insurance and Annuity Association of America, Unsec. Sub. Notes, 4.27%, 05/15/2047(c)	17,000	16,506
		313,957

Movies & Entertainment–0.16%

Live Nation Entertainment, Inc., Sr. Unsec. Conv. Notes, 2.50%, 03/15/2023(c)	62,000	67,145

Multi-Line Insurance–0.18%

American Financial Group, Inc., Sr. Unsec. Notes, 4.50%, 06/15/2047	20,000	18,698

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Managed Volatility Fund

	Principal Amount	Value

Multi-Line Insurance–(continued)

American International Group, Inc., Sr. Unsec. Global Notes, 2.30%, 07/16/2019	$20,000	$19,914
4.38%, 01/15/2055	40,000	35,223
		73,835

Multi-Utilities–0.04%

NiSource Inc., Sr. Unsec. Global Notes, 4.38%, 05/15/2047	9,000	8,615
Sempra Energy, Sr. Unsec. Global Notes, 3.80%, 02/01/2038	8,000	7,231
		15,846

Office REITs–0.42%

Government Properties Income Trust, Sr. Unsec. Global Notes, 4.00%, 07/15/2022	25,000	24,733
Highwoods Realty L.P., Sr. Unsec. Notes, 3.20%, 06/15/2021	150,000	147,603
		172,336

Oil & Gas Equipment & Services–0.73%

Ensco Jersey Finance Ltd., Sr. Unsec. Gtd. Conv. Bonds, 3.00%, 01/31/2024	73,000	72,865
Helix Energy Solutions Group, Inc., Sr. Unsec. Conv. Notes, 4.25%, 05/01/2022	40,000	43,012
Nabors Industries Inc., Sr. Unsec. Gtd. Conv. Bonds, 0.75%, 01/15/2024	40,000	31,291
Oil States International, Inc., Sr. Unsec. Conv. Notes, 1.50%, 02/15/2023(c)	46,000	48,874
Weatherford International Ltd., Sr. Unsec. Gtd. Conv. Notes, 5.88%, 07/01/2021	114,000	107,642
		303,684

Oil & Gas Exploration & Production–0.17%

Anadarko Petroleum Corp., Sr. Unsec. Notes, 6.60%, 03/15/2046	18,000	21,212
Chesapeake Energy Corp., Sr. Unsec. Gtd. Conv. Bonds, 5.50%, 09/15/2026	37,000	36,639
ConocoPhillips Co., Sr. Unsec. Gtd. Global Notes, 4.15%, 11/15/2034	13,000	12,836
		70,687

Oil & Gas Storage & Transportation–0.90%

Enable Midstream Partners, LP, Sr. Unsec. Global Notes, 2.40%, 05/15/2019	200,000	199,195
Energy Transfer Partners, L.P., Sr. Unsec. Gtd. Notes, 4.20%, 09/15/2023	2,000	2,018
4.90%, 03/15/2035	19,000	17,895

	Principal Amount	Value

Oil & Gas Storage & Transportation–(continued)

Enterprise Products Operating LLC, Sr. Unsec. Gtd. Global Notes, 4.25%, 02/15/2048	$10,000	$9,437
Sr. Unsec. Gtd. Notes, 2.55%, 10/15/2019	20,000	19,926
Kinder Morgan Inc., Sr. Unsec. Gtd. Notes, 5.30%, 12/01/2034	23,000	23,811
MPLX LP, Sr. Unsec. Global Bonds, 4.50%, 07/15/2023	65,000	66,698
Sr. Unsec. Global Notes, 5.50%, 02/15/2023	25,000	25,535
4.50%, 04/15/2038	11,000	10,387
		374,902

Other Diversified Financial Services–0.12%

ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 2.35%, 10/15/2019(c)	50,000	49,700

Packaged Foods & Meats–0.12%

General Mills, Inc., Sr. Unsec. Global Notes, 2.20%, 10/21/2019	45,000	44,683
Mead Johnson Nutrition Co. (United Kingdom), Sr. Unsec. Gtd. Global Notes, 4.13%, 11/15/2025	3,000	3,038
		47,721

Pharmaceuticals–0.80%

Allergan Funding SCS, Sr. Unsec. Gtd. Global Notes, 4.85%, 06/15/2044	150,000	148,375
Jazz Investments I Ltd., Sr. Unsec. Gtd. Conv. Bonds, 1.88%, 08/15/2021	76,000	81,602
Medicines Co. (The), Sr. Unsec. Conv. Bonds, 2.75%, 07/15/2023	37,000	33,741
Mylan N.V., Sr. Unsec. Gtd. Global Notes, 3.15%, 06/15/2021	17,000	16,745
Pacira Pharmaceuticals, Inc., Sr. Unsec. Conv. Notes, 2.38%, 04/01/2022	26,000	27,560
Supernus Pharmaceuticals, Inc., Sr. Unsec. Conv. Notes, 0.63%, 04/01/2023(c)	22,000	24,711
		332,734

Property & Casualty Insurance–0.30%

Allstate Corp. (The), Sr. Unsec. Bonds, 3.28%, 12/15/2026	10,000	9,642
Liberty Mutual Group Inc., Sr. Unsec. Gtd. Bonds, 4.85%, 08/01/2044(c)	115,000	115,269
		124,911

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Managed Volatility Fund

	Principal Amount	Value

Railroads–0.06%

Union Pacific Corp., Sr. Unsec. Notes, 4.15%, 01/15/2045	$25,000	$24,044

Regional Banks–0.04%

Citizens Financial Group, Inc., Sr. Unsec. Global Notes, 2.38%, 07/28/2021	15,000	14,480

Renewable Electricity–0.36%

Oglethorpe Power Corp., Sr. Sec. First Mortgage Bonds, 4.55%, 06/01/2044	150,000	148,003

Semiconductors–1.09%

Broadcom Corp./Broadcom Cayman Finance Ltd., Sr. Unsec. Gtd. Global Notes, 3.63%, 01/15/2024	30,000	29,128
Cree, Inc., Sr. Unsec. Conv. Notes, 0.88%, 09/01/2023(c)	80,000	73,597
Microchip Technology Inc., Sr. Unsec. Sub. Conv. Notes, 1.63%, 02/15/2027	74,000	79,049
Micron Technology, Inc., Series G, Sr. Unsec. Conv. Global Bonds, 3.00%, 11/15/2028(d)	98,000	152,117
ON Semiconductor Corp., Sr. Unsec. Gtd. Conv. Bonds, 1.00%, 12/01/2020	76,000	88,356
Silicon Laboratories Inc., Sr. Unsec. Conv. Bonds, 1.38%, 03/01/2022	21,000	24,048
Texas Instruments Inc., Sr. Unsec. Notes, 2.63%, 05/15/2024	5,000	4,809
		451,104

Specialized Finance–0.26%

Air Lease Corp., Sr. Unsec. Global Notes, 3.00%, 09/15/2023	24,000	22,810
4.25%, 09/15/2024	35,000	34,861
Aircastle Ltd., Sr. Unsec. Notes, 4.40%, 09/25/2023	10,000	10,010
Aviation Capital Group LLC, Sr. Unsec. Notes, 4.88%, 10/01/2025(c)	40,000	40,748
		108,429

Specialized REITs–0.03%

Crown Castle International Corp., Sr. Unsec. Global Bonds, 3.80%, 02/15/2028	15,000	14,245

Specialty Chemicals–0.01%

Sherwin-Williams Co. (The), Sr. Unsec. Global Notes, 4.50%, 06/01/2047	3,000	2,892

	Principal Amount	Value

Systems Software–0.43%

FireEye, Inc., Series A, Sr. Unsec. Conv. Bonds, 1.00%, 06/01/2020(d)	$76,000	$72,770
Series B, Sr. Unsec. Conv. Bonds, 1.63%, 06/01/2022(d)	77,000	70,822
Microsoft Corp., Sr. Unsec. Global Notes, 3.50%, 02/12/2035	37,000	35,710
		179,302

Technology Distributors–0.07%

Avnet, Inc., Sr. Unsec. Global Notes, 4.63%, 04/15/2026	30,000	29,835

Technology Hardware, Storage & Peripherals–0.62%

Apple Inc., Sr. Unsec. Global Notes, 2.15%, 02/09/2022	39,000	37,718
3.35%, 02/09/2027	10,000	9,787
Dell International LLC/EMC Corp., Sr. Sec. First Lien Gtd. Notes, 5.45%, 06/15/2023(c)	26,000	27,337
SanDisk Corp., Sr. Unsec. Gtd. Conv. Bonds, 0.50%, 10/15/2020	140,000	125,736
Western Digital Corp., Sr. Unsec. Gtd. Conv. Notes, 1.50%, 02/01/2024(c)	61,000	56,600
		257,178

Wireless Telecommunication Services–0.04%

Rogers Communications Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 4.30%, 02/15/2048	15,000	14,480
Total Bonds & Notes (Cost $9,755,794)		10,028,933

U.S. Treasury Securities–8.69%

U.S. Treasury Notes–7.87%

1.25%, 01/31/2019	710,000	707,513
2.63%, 08/31/2020	2,128,000	2,120,644
2.75%, 09/15/2021	290,000	288,935
2.75%, 08/31/2023	19,200	19,035
2.75%, 08/31/2025	39,300	38,662
2.88%, 08/15/2028	94,100	92,687
		3,267,476

U.S. Treasury Bonds–0.82%

4.50%, 02/15/2036	75,000	89,014
3.13%, 05/15/2048	253,200	249,758
		338,772
Total U.S. Treasury Securities (Cost $3,627,566)		3,606,248

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Managed Volatility Fund

	Shares	Value

Preferred Stock–0.24%

Asset Management & Custody Banks–0.24%

AMG Capital Trust II, $2.58 Conv. Pfd. (Cost $106,269)	1,700	$97,995

Money Market Funds–4.46%

Invesco Government & Agency Portfolio –Institutional Class, 1.97% (f)	648,042	648,042
Invesco Liquid Assets Portfolio –Institutional Class, 2.15% (f)	462,800	462,939
Invesco Treasury Portfolio –Institutional Class, 1.97% (f)	740,620	740,620
Total Money Market Funds (Cost $1,851,463)		1,851,601
TOTAL INVESTMENTS IN SECURITIES–99.62% (Cost $35,805,679)		41,328,864
OTHER ASSETS LESS LIABILITIES–0.38%		158,335
NET ASSETS–100.00%		$41,487,199

Investment Abbreviations:

Conv.	—Convertible
Ctfs.	—Certificates
Deb.	—Debentures
Gtd.	—Guaranteed
Jr.	—Junior
Pfd.	—Preferred
REIT	—Real Estate Investment Trust
Sec.	—Secured
Sr.	—Senior
Sub.	—Subordinated
Unsec	—Unsecured

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2018 was $2,231,245, which represented 5.38% of the Fund’s Net Assets.

(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(e)	Perpetual bond with no specified maturity date.

(f)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Managed Volatility Fund

Open Forward Foreign Currency Contracts

						Unrealized
Settlement		Contract to				Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)
10/26/2018	Bank of New York Mellon (The)	AUD	103,463	USD	75,038	$239
10/26/2018	Bank of New York Mellon (The)	CHF	149,878	USD	155,762	2,717
10/26/2018	Bank of New York Mellon (The)	EUR	84,671	USD	99,893	1,401
10/26/2018	Bank of New York Mellon (The)	GBP	375,109	USD	494,167	4,730
10/26/2018	Bank of New York Mellon (The)	USD	12,474	CAD	16,228	97
10/26/2018	State Street Bank and Trust Co.	AUD	103,464	USD	75,053	254
10/26/2018	State Street Bank and Trust Co.	CHF	149,878	USD	155,762	2,717
10/26/2018	State Street Bank and Trust Co.	EUR	84,671	USD	99,943	1,451
10/26/2018	State Street Bank and Trust Co.	GBP	375,109	USD	494,165	4,729
10/26/2018	State Street Bank and Trust Co.	USD	4,877	CAD	6359.25	49
Subtotal—Appreciation						18,384
10/26/2018	Bank of New York Mellon (The)	CAD	172,110	USD	133,105	(216)
10/26/2018	State Street Bank and Trust Co.	CAD	172,110	USD	133,047	(274)
Subtotal—Depreciation						(490)
Total Open Forward Foreign Currency Contracts—Currency Risk						$17,894

Abbreviations:

AUD	—	Australian Dollar	EUR	—	Euro

CAD	—	Canadian Dollar	GBP	—	British Pound Sterling

CHF	—	Swiss Franc	USD	—	U.S. Dollar

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Managed Volatility Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco V.I. Managed Volatility Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

Invesco V.I. Managed Volatility Fund

E.	Forward Foreign Currency Contracts

The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

G.

Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

Invesco V.I. Managed Volatility Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended September 30, 2018, there were no material transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$23,820,414	$1,923,673	$—	$25,744,087
Bonds & Notes	—	10,028,933	—	10,028,933
U.S. Treasury Securities	—	3,606,248	—	3,606,248
Preferred Stocks	97,995	—	—	97,995
Money Market Funds	1,851,601	—	—	1,851,601
Total Investments in Securities	25,770,010	15,558,854	—	41,328,864
Other Investments – Assets*
Forward Foreign Currency Contracts	—	18,384	—	18,384
Other Investments – Liabilities*
Forward Foreign Currency Contracts	—	(490)	—	(490)
Total Other Investments	—	17,894	—	17,894
Total Investments	$25,770,010	$15,576,748	$—	$41,346,758
*	Unrealized appreciation (depreciation).

Invesco V.I. Managed Volatility Fund

Invesco V.I. Mid Cap Core Equity Fund
Quarterly Schedule of Portfolio Holdings September 30, 2018

invesco.com/us	VIMCCE-QTR-1 11/18	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2018

(Unaudited)

	Shares	Value

Common Stocks–83.76%

Apparel, Accessories & Luxury Goods–1.27%
Samsonite International S.A. (b)	898,200	$3,327,368

Application Software–1.20%
Synopsys, Inc. (c)	31,929	3,148,519

Asset Management & Custody Banks–1.59%
St. James’s Place PLC (United Kingdom)	280,715	4,179,811

Biotechnology–1.26%
BioMarin Pharmaceutical Inc. (c)	34,082	3,304,932

Building Products–0.57%
Allegion PLC	16,639	1,506,994

Commodity Chemicals–2.00%
Orion Engineered Carbons S.A. (Luxembourg)	42,106	1,351,603
Valvoline, Inc.	181,046	3,894,299
		5,245,902

Communications Equipment–3.47%
CommScope Holding Co., Inc. (c)	133,212	4,097,601
Motorola Solutions, Inc.	38,524	5,013,514
		9,111,115

Data Processing & Outsourced Services–2.66%
Jack Henry & Associates, Inc.	33,916	5,429,273
PagSeguro Digital Ltd. -Class A (Brazil)(c)	56,194	1,554,888
		6,984,161

Department Stores–1.11%
Nordstrom, Inc.	48,908	2,925,187

Electronic Components–1.05%
Amphenol Corp. -Class A	29,323	2,756,948

Electronic Equipment & Instruments–1.53%
Keysight Technologies, Inc. (c)	60,666	4,020,942

Electronic Manufacturing Services–0.62%
IPG Photonics Corp. (c)	10,405	1,623,908

Environmental & Facilities Services–2.41%
Republic Services, Inc.	52,609	3,822,570
Tetra Tech, Inc.	36,743	2,509,547
		6,332,117

Financial Exchanges & Data–1.95%
Moody’s Corp.	30,644	5,123,677

General Merchandise Stores–2.64%
Dollar General Corp.	63,564	6,947,545

	Shares	Value

Health Care Equipment–5.92%
Hill-Rom Holdings, Inc.	28,872	$2,725,517
ResMed Inc.	27,631	3,186,959
Wright Medical Group N.V. (c)	129,837	3,767,870
Zimmer Biomet Holdings, Inc.	44,802	5,890,119
		15,570,465

Health Care Supplies–0.68%
DENTSPLY SIRONA Inc.	47,698	1,800,123

Homebuilding–2.11%
D.R. Horton, Inc.	131,582	5,550,129

Industrial Machinery–12.00%
Altra Industrial Motion Corp.	15,661	646,801
Colfax Corp. (c)	84,568	3,049,522
Crane Co.	16,472	1,620,021
Fortive Corp.	53,908	4,539,054
Gates Industrial Corp. PLC (c)	78,497	1,530,692
Ingersoll-Rand PLC	28,864	2,952,787
ITT Inc.	89,367	5,474,622
Lincoln Electric Holdings, Inc.	14,811	1,383,940
Nordson Corp.	24,396	3,388,604
Parker-Hannifin Corp.	15,264	2,807,508
Stanley Black & Decker Inc.	18,470	2,704,747
Timken Co. (The)	29,137	1,452,479
		31,550,777

Internet & Direct Marketing Retail–0.88%
Just Eat PLC (United Kingdom)(c)	264,874	2,313,777

IT Consulting & Other Services–1.97%
EPAM Systems, Inc. (c)	37,509	5,164,989

Life & Health Insurance–1.32%
Torchmark Corp.	40,159	3,481,384

Life Sciences Tools & Services–1.72%
Agilent Technologies, Inc.	64,126	4,523,448

Marine–0.96%
Kirby Corp. (c)	30,760	2,530,010

Movies & Entertainment–1.91%
Viacom Inc. -Class B	148,633	5,017,850

Multi-Utilities–1.36%
CMS Energy Corp.	72,944	3,574,256

Office Services & Supplies–0.65%
Societe BIC S.A. (France)	18,755	1,716,998

Oil & Gas Equipment & Services–2.83%
Apergy Corp. (c)	27,260	1,187,446
Cactus, Inc. -Class A (c)	37,804	1,447,137

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Mid Cap Core Equity Fund

	Shares	Value

Oil & Gas Equipment & Services–(continued)
Core Laboratories N.V.	41,386	$4,793,740
		7,428,323

Oil & Gas Exploration & Production–2.76%
Concho Resources Inc. (c)	33,443	5,108,418
Seven Generations Energy Ltd. -Class A (Canada)(c)	179,239	2,137,019
		7,245,437

Packaged Foods & Meats–3.68%
JM Smucker Co. (The)	23,797	2,441,810
Kellogg Co.	36,944	2,586,819
McCormick & Co., Inc.	22,367	2,946,852
Nomad Foods Ltd. (United Kingdom)(c)	83,215	1,685,936
		9,661,417

Paper Packaging–0.98%
Packaging Corp. of America	23,466	2,573,986

Property & Casualty Insurance–3.14%
Arch Capital Group Ltd. (c)	101,721	3,032,303
Progressive Corp. (The)	73,332	5,209,505
		8,241,808

Railroads–1.10%
Genesee & Wyoming Inc. -Class A (c)	31,914	2,903,855

Regional Banks–2.69%
Comerica Inc.	28,118	2,536,244
First Republic Bank	47,352	4,545,792
		7,082,036

Semiconductor Equipment–2.34%
KLA-Tencor Corp.	37,293	3,793,071
Teradyne, Inc.	63,963	2,365,352
		6,158,423

	Shares	Value

Semiconductors–4.62%
Analog Devices, Inc.	39,805	$3,680,370
MACOM Technology Solutions Holdings, Inc. (c)	145,788	3,003,233
Microchip Technology Inc.	30,168	2,380,557
Xilinx, Inc.	38,421	3,080,212
		12,144,372

Specialty Chemicals–1.03%
International Flavors & Fragrances Inc.	19,488	2,711,171

Specialty Stores–0.67%
Ulta Beauty, Inc. (c)	6,284	1,772,842

Steel–1.11%
Reliance Steel & Aluminum Co.	17,511	1,493,513
Steel Dynamics, Inc.	31,514	1,424,118
		2,917,631
Total Common Stocks (Cost $157,540,733)		220,174,633

Money Market Funds–16.20%

Invesco Government & Agency Portfolio –Institutional Class, 1.97% (d)	14,039,415	14,039,415
Invesco Liquid Assets Portfolio –Institutional Class, 2.15% (d)	10,024,714	10,027,721
Invesco Treasury Portfolio –Institutional Class, 1.97% (d)	18,497,495	18,497,495
Total Money Market Funds (Cost $42,562,433)		42,564,631
TOTAL INVESTMENTS IN SECURITIES–99.96% (Cost $200,103,166)		262,739,264
OTHER ASSETS LESS LIABILITIES–0.04%		117,257
NET ASSETS–100.00%		$262,856,521

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at September 30, 2018 represented 1.27% of the Fund’s Net Assets.

(c)	Non-income producing security.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Mid Cap Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco V.I. Mid Cap Core Equity Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

Invesco V.I. Mid Cap Core Equity Fund

E.	Forward Foreign Currency Contracts – (continued)

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended September 30, 2018, there were no material transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$215,994,822	$4,179,811	$—	$220,174,633
Money Market Funds	42,564,631	—	—	42,564,631
Total Investments	$258,559,453	$4,179,811	$—	$262,739,264

Invesco V.I. Mid Cap Core Equity Fund

Invesco V.I. Mid Cap Growth Fund
Quarterly Schedule of Portfolio Holdings September 30, 2018

invesco.com/us	VK-VIMCG-QTR-1 11/18	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2018

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.08%

Aerospace & Defense–2.96%

Harris Corp.	12,429	$2,103,111
Huntington Ingalls Industries, Inc.	9,424	2,413,298
TransDigm Group, Inc. (b)	6,918	2,575,571
		7,091,980

Air Freight & Logistics–1.26%

XPO Logistics, Inc. (b)	26,492	3,024,592

Alternative Carriers–0.67%

Zayo Group Holdings, Inc. (b)	46,336	1,608,786

Apparel Retail–1.74%

Burlington Stores, Inc. (b)	25,566	4,165,213

Apparel, Accessories & Luxury Goods–0.74%

PVH Corp.	12,249	1,768,756

Application Software–6.61%

Autodesk, Inc. (b)	7,883	1,230,615
Guidewire Software Inc. (b)	38,763	3,915,451
LogMeIn, Inc.	19,776	1,762,042
New Relic, Inc. (b)	11,504	1,084,022
SS&C Technologies Holdings, Inc.	76,025	4,320,501
Tyler Technologies, Inc. (b)	14,393	3,527,148
		15,839,779

Auto Parts & Equipment–1.25%

Aptiv PLC	35,628	2,989,189

Biotechnology–4.94%

BioMarin Pharmaceutical Inc. (b)	32,101	3,112,834
Neurocrine Biosciences, Inc. (b)	35,111	4,316,897
Sage Therapeutics, Inc. (b)	7,684	1,085,365
Sarepta Therapeutics, Inc. (b)	20,476	3,307,079
		11,822,175

Casinos & Gaming–0.96%

Wynn Resorts Ltd.	18,003	2,287,461

Communications Equipment–1.83%

Arista Networks Inc. (b)	3,593	955,235
F5 Networks, Inc. (b)	17,216	3,433,215
		4,388,450

Data Processing & Outsourced Services–7.53%

Black Knight, Inc. (b)	70,416	3,658,111
Broadridge Financial Solutions, Inc.	24,173	3,189,627
Fidelity National Information Services, Inc.	35,424	3,863,696
FleetCor Technologies Inc. (b)	11,691	2,663,678
Worldpay, Inc. -Class A (b)	46,115	4,670,066
		18,045,178

	Shares	Value

Department Stores–0.49%

Kohl’s Corp.	15,803	$1,178,114

Distillers & Vintners–0.47%

Constellation Brands, Inc. -Class A	5,270	1,136,317

Diversified Support Services–0.71%

KAR Auction Services, Inc.	28,437	1,697,405

Education Services–1.94%

Bright Horizons Family Solutions Inc. (b)	24,502	2,887,316
Grand Canyon Education, Inc. (b)	15,625	1,762,500
		4,649,816

Electrical Components & Equipment–0.78%

Sensata Technologies Holding PLC (b)	37,478	1,857,035

Electronic Components–1.24%

Amphenol Corp. -Class A	31,486	2,960,314

Electronic Equipment & Instruments–0.68%

FLIR Systems, Inc.	26,688	1,640,511

Electronic Manufacturing Services–0.58%

Flex Ltd. (b)	105,664	1,386,312

Environmental & Facilities Services–1.00%

Republic Services, Inc.	32,993	2,397,271

Financial Exchanges & Data–3.90%

London Stock Exchange Group PLC (United Kingdom)	44,297	2,647,806
MarketAxess Holdings, Inc.	11,257	2,009,262
Nasdaq, Inc.	27,127	2,327,497
S&P Global Inc.	12,011	2,346,829
		9,331,394

General Merchandise Stores–1.12%

Dollar General Corp.	24,514	2,679,380

Health Care Equipment–6.27%

Boston Scientific Corp. (b)	100,530	3,870,405
DexCom Inc. (b)	32,730	4,681,699
LivaNova PLC (b)	26,087	3,234,006
Penumbra, Inc. (b)	21,650	3,241,005
		15,027,115

Health Care Services–0.85%

Laboratory Corp. of America Holdings (b)	11,662	2,025,456

Hotels, Resorts & Cruise Lines–2.16%

Hilton Worldwide Holdings Inc.	28,574	2,308,208
Royal Caribbean Cruises Ltd.	22,123	2,874,662
		5,182,870

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Mid Cap Growth Fund

	Shares	Value

Industrial Conglomerates–1.47%

Roper Technologies, Inc.	11,893	$3,522,826

Industrial Machinery–3.75%

Fortive Corp. (c)	30,122	2,536,272
Ingersoll-Rand PLC	24,400	2,496,120
John Bean Technologies Corp.	15,635	1,865,256
Stanley Black & Decker Inc.	14,188	2,077,691
		8,975,339

Insurance Brokers–1.11%

Brown & Brown, Inc.	90,306	2,670,348

Interactive Home Entertainment–2.21%

Electronic Arts Inc. (b)	14,325	1,726,019
Nintendo Co., Ltd. (Japan)	3,900	1,423,112
Take-Two Interactive Software, Inc. (b)	15,507	2,139,811
		5,288,942

Internet Services & Infrastructure–1.66%

GoDaddy, Inc. -Class A (b)	47,747	3,981,622

Investment Banking & Brokerage–3.11%

E*TRADE Financial Corp. (b)	77,242	4,046,708
TD Ameritrade Holding Corp.	64,414	3,402,992
		7,449,700

IT Consulting & Other Services–1.28%

Gartner, Inc. (b)	19,322	3,062,537

Life Sciences Tools & Services–2.02%

Mettler-Toledo International Inc. (b)	5,013	3,052,817
Syneos Health, Inc. (b)	34,757	1,791,723
		4,844,540

Managed Health Care–3.21%

Centene Corp. (b)	31,941	4,624,418
Humana Inc.	9,030	3,056,836
		7,681,254

Movies & Entertainment–1.41%

Live Nation Entertainment, Inc. (b)	62,218	3,389,015

Oil & Gas Exploration & Production–0.96%

Parsley Energy, Inc. -Class A (b)	78,369	2,292,293

Oil & Gas Storage & Transportation–2.01%

Cheniere Energy, Inc. (b)	69,116	4,802,871

Pharmaceuticals–1.22%

Zoetis Inc.	31,964	2,926,624

Research & Consulting Services–4.15%

CoStar Group Inc. (b)	11,403	4,798,838
Equifax Inc.	19,813	2,586,983
IHS Markit Ltd. (b)	47,137	2,543,513
		9,929,334

	Shares	Value

Restaurants–1.85%

Domino’s Pizza, Inc.	15,033	$4,431,728

Semiconductor Equipment–1.56%

Entegris, Inc.	56,499	1,635,646
KLA-Tencor Corp.	20,561	2,091,259
		3,726,905

Semiconductors–3.03%

Advanced Micro Devices, Inc. (b)	37,671	1,163,657
Analog Devices, Inc.	25,192	2,329,253
Microchip Technology Inc.	47,610	3,756,905
		7,249,815

Specialized Consumer Services–1.45%

ServiceMaster Global Holdings, Inc. (b)	55,960	3,471,199

Specialized REITs–1.79%

Equinix, Inc.	3,818	1,652,774
SBA Communications Corp. -Class A (b)	16,461	2,644,130
		4,296,904

Specialty Chemicals–2.17%

Celanese Corp. -Series A	19,645	2,239,530
Sherwin-Williams Co. (The)	6,492	2,955,223
		5,194,753

Specialty Stores–0.76%

Ulta Beauty, Inc. (b)	6,439	1,816,571

Systems Software–2.99%

Red Hat, Inc. (b)	13,698	1,866,763
ServiceNow, Inc. (b)	27,084	5,298,443
		7,165,206

Technology Hardware, Storage & Peripherals–1.23%

NetApp, Inc.	34,160	2,934,002
Total Common Stocks & Other Equity Interests (Cost $169,987,382)		237,285,197

Money Market Funds–1.45%

Invesco Government & Agency Portfolio –Institutional Class, 1.97% (d)	1,218,983	1,218,983
Invesco Liquid Assets Portfolio –Institutional Class, 2.15% (d)	869,524	869,785
Invesco Treasury Portfolio –Institutional Class, 1.97% (d)	1,393,124	1,393,124
Total Money Market Funds (Cost $3,481,851)		3,481,892
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)–100.53% (Cost $173,469,233)		240,767,089

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Mid Cap Growth Fund

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Fund–0.82%

Invesco Government & Agency Portfolio –Institutional Class, 1.97% (Cost $1,946,250)(d)(e)	1,946,250	$1,946,250
TOTAL INVESTMENTS IN SECURITIES–101.35% (Cost $175,415,483)		242,713,339
OTHER ASSETS LESS LIABILITIES–(1.35)%		(3,221,500)
NET ASSETS–100.00%		$239,491,839

Investment Abbreviations:

REIT	—	Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at September 30, 2018.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2018.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Mid Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco V.I. Mid Cap Growth Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco V.I. Mid Cap Growth Fund

E.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco V.I. Mid Cap Growth Fund

As of September 30, 2018, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended September 30, 2018, there were no material transfers between valuation levels.

Invesco V.I. Mid Cap Growth Fund

Invesco V.I. S&P 500 Index Fund
Quarterly Schedule of Portfolio Holdings September 30, 2018

invesco.com/us	MS-VISPI-QTR-1 11/18	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2018

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.71%

Advertising–0.09%

Interpublic Group of Cos., Inc. (The)	1,400	$32,018
Omnicom Group Inc.	819	55,708
		87,726

Aerospace & Defense–2.66%

Arconic Inc.	1,537	33,829
Boeing Co. (The)	1,951	725,577
General Dynamics Corp.	1,016	207,995
Harris Corp.	430	72,760
Huntington Ingalls Industries, Inc.	160	40,973
L3 Technologies, Inc.	284	60,384
Lockheed Martin Corp.	904	312,748
Northrop Grumman Corp.	635	201,530
Raytheon Co.	1,042	215,340
Rockwell Collins, Inc.	595	83,580
Textron Inc.	906	64,752
TransDigm Group, Inc. (b)	179	66,642
United Technologies Corp.	2,746	383,918
		2,470,028

Agricultural & Farm Machinery–0.19%

Deere & Co.	1,177	176,938

Agricultural Products–0.11%

Archer-Daniels-Midland Co.	2,031	102,098

Air Freight & Logistics–0.65%

C.H. Robinson Worldwide, Inc.	505	49,450
Expeditors International of Washington, Inc.	633	46,544
FedEx Corp.	892	214,785
United Parcel Service, Inc. -Class B	2,532	295,611
		606,390

Airlines–0.45%

Alaska Air Group, Inc.	458	31,538
American Airlines Group Inc.	1,513	62,532
Delta Air Lines, Inc.	2,297	132,836
Southwest Airlines Co.	1,883	117,593
United Continental Holdings Inc. (b)	836	74,454
		418,953

Alternative Carriers–0.08%

CenturyLink Inc.	3,467	73,500

Apparel Retail–0.50%

Foot Locker, Inc.	428	21,819
Gap, Inc. (The)	801	23,109
L Brands, Inc.	833	25,240
Ross Stores, Inc.	1,375	136,263

	Shares	Value

Apparel Retail–(continued)

TJX Cos., Inc. (The)	2,290	$256,526
		462,957

Apparel, Accessories & Luxury Goods–0.35%

Hanesbrands, Inc. (c)	1,329	24,493
Michael Kors Holdings Ltd. (b)	543	37,228
PVH Corp.	284	41,010
Ralph Lauren Corp.	204	28,060
Tapestry, Inc.	1,045	52,532
Under Armour, Inc. -Class A (b)(c)	669	14,196
Under Armour, Inc. -Class C (b)	722	14,050
VF Corp.	1,188	111,019
		322,588

Application Software–1.58%

Adobe Systems Inc. (b)	1,788	482,671
ANSYS, Inc. (b)	304	56,751
Autodesk, Inc. (b)	795	124,107
Cadence Design Systems, Inc. (b)	1,041	47,178
Citrix Systems, Inc. (b)	466	51,800
Intuit Inc.	944	214,666
salesforce.com, inc. (b)	2,763	439,400
Synopsys, Inc. (b)	550	54,235
		1,470,808

Asset Management & Custody Banks–0.92%

Affiliated Managers Group, Inc.	196	26,797
Ameriprise Financial, Inc.	524	77,374
Bank of New York Mellon Corp. (The)	3,360	171,326
BlackRock, Inc.	447	210,684
Franklin Resources, Inc.	1,116	33,938
Invesco Ltd. (d)	1,519	34,755
Northern Trust Corp.	815	83,236
State Street Corp.	1,385	116,035
T. Rowe Price Group Inc.	887	96,843
		850,988

Auto Parts & Equipment–0.12%

Aptiv PLC	961	80,628
BorgWarner, Inc.	762	32,598
		113,226

Automobile Manufacturers–0.32%

Ford Motor Co.	14,333	132,580
General Motors Co.	4,793	161,381
		293,961

Automotive Retail–0.29%

Advance Auto Parts, Inc.	268	45,112
AutoZone, Inc. (b)	95	73,692

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Automotive Retail–(continued)

CarMax, Inc. (b)	646	$48,237
O’Reilly Automotive, Inc. (b)	296	102,807
		269,848

Biotechnology–2.50%

AbbVie Inc.	5,531	523,122
Alexion Pharmaceuticals, Inc. (b)	807	112,181
Amgen Inc.	2,364	490,034
Biogen Inc. (b)	735	259,683
Celgene Corp. (b)	2,567	229,721
Gilead Sciences, Inc.	4,724	364,740
Incyte Corp. (b)	638	44,073
Regeneron Pharmaceuticals, Inc. (b)	280	113,131
Vertex Pharmaceuticals Inc. (b)	933	179,826
		2,316,511

Brewers–0.04%

Molson Coors Brewing Co. -Class B	671	41,267

Broadcasting–0.14%

CBS Corp. -Class B	1,240	71,238
Discovery, Inc. -Class A (b)(c)	580	18,560
Discovery, Inc. -Class C (b)	1,313	38,839
		128,637

Building Products–0.27%

A.O. Smith Corp.	542	28,927
Allegion PLC	344	31,156
Fortune Brands Home & Security, Inc.	519	27,175
Johnson Controls International PLC	3,365	117,775
Masco Corp.	1,127	41,248
		246,281

Cable & Satellite–0.90%

Charter Communications, Inc. -Class A (b)	651	212,148
Comcast Corp. -Class A	16,688	590,922
DISH Network Corp. -Class A(b)	831	29,717
		832,787

Casinos & Gaming–0.10%

MGM Resorts International	1,851	51,661
Wynn Resorts Ltd.	362	45,996
		97,657

Commodity Chemicals–0.13%

Lyondell Chemical Co. , Class A	1,167	119,629

Communications Equipment–1.10%

Arista Networks Inc. (b)	188	49,982
Cisco Systems, Inc.	16,700	812,455
F5 Networks, Inc. (b)	221	44,072
Juniper Networks, Inc.	1,283	38,451
Motorola Solutions, Inc.	588	76,522
		1,021,482

	Shares	Value

Computer & Electronics Retail–0.08%

Best Buy Co., Inc.	890	$70,630

Construction & Engineering–0.09%

Fluor Corp.	509	29,573
Jacobs Engineering Group Inc.	437	33,430
Quanta Services, Inc. (b)	542	18,092
		81,095

Construction Machinery & Heavy Trucks–0.54%

Caterpillar Inc.	2,171	331,056
Cummins Inc.	548	80,046
PACCAR Inc.	1,277	87,079
		498,181

Construction Materials–0.10%

Martin Marietta Materials, Inc.	233	42,394
Vulcan Materials Co.	479	53,265
		95,659

Consumer Electronics–0.03%

Garmin Ltd.	441	30,892

Consumer Finance–0.66%

American Express Co.	2,578	274,531
Capital One Financial Corp.	1,747	165,843
Discover Financial Services	1,251	95,639
Synchrony Financial	2,477	76,985
		612,998

Copper–0.08%

Freeport-McMoRan Inc.	5,293	73,679

Data Processing & Outsourced Services–3.24%

Alliance Data Systems Corp.	174	41,092
Automatic Data Processing, Inc.	1,600	241,056
Broadridge Financial Solutions, Inc.	427	56,343
Fidelity National Information Services, Inc.	1,202	131,102
Fiserv, Inc. (b)	1,487	122,499
FleetCor Technologies Inc. (b)	324	73,820
Global Payments Inc.	578	73,637
Mastercard Inc. -Class A	3,331	741,514
Paychex, Inc.	1,161	85,508
PayPal Holdings, Inc. (b)	4,323	379,732
Total System Services, Inc.	612	60,429
Visa Inc. -Class A	6,490	974,084
Western Union Co. (The)	1,601	30,515
		3,011,331

Department Stores–0.12%

Kohl’s Corp.	608	45,327
Macy’s, Inc.	1,132	39,314
Nordstrom, Inc.	425	25,419
		110,060

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Distillers & Vintners–0.17%

Brown-Forman Corp. -Class B	615	$31,088
Constellation Brands, Inc. -Class A	609	131,313
		162,401

Distributors–0.10%

Genuine Parts Co.	532	52,881
LKQ Corp. (b)	1,144	36,230
		89,111

Diversified Banks–4.49%

Bank of America Corp.	33,935	999,725
Citigroup Inc.	9,193	659,506
JPMorgan Chase & Co.	12,273	1,384,885
U.S. Bancorp	5,593	295,366
Wells Fargo & Co.	15,835	832,288
		4,171,770

Diversified Chemicals–0.64%

DowDuPont Inc.	8,433	542,326
Eastman Chemical Co.	515	49,296
		591,622

Diversified Support Services–0.11%

Cintas Corp.	318	62,904
Copart, Inc. (b)	733	37,771
		100,675

Drug Retail–0.24%

Walgreens Boots Alliance, Inc.	3,080	224,532

Electric Utilities–1.70%

Alliant Energy Corp.	840	35,759
American Electric Power Co., Inc.	1,788	126,734
Duke Energy Corp.	2,601	208,132
Edison International	1,183	80,065
Entergy Corp.	656	53,221
Evergy, Inc.	984	54,041
Eversource Energy	1,150	70,656
Exelon Corp.	3,507	153,116
FirstEnergy Corp.	1,775	65,977
NextEra Energy, Inc.	1,722	288,607
PG&E Corp. (b)	1,875	86,269
Pinnacle West Capital Corp.	405	32,068
PPL Corp.	2,539	74,291
Southern Co. (The)	3,704	161,494
Xcel Energy, Inc.	1,848	87,244
		1,577,674

Electrical Components & Equipment–0.50%

AMETEK, Inc.	840	66,461
Eaton Corp. PLC	1,588	137,727
Emerson Electric Co.	2,288	175,215
Rockwell Automation, Inc.	449	84,197
		463,600

	Shares	Value

Electronic Components–0.22%

Amphenol Corp. -Class A	1,094	$102,858
Corning Inc.	2,958	104,417
		207,275

Electronic Equipment & Instruments–0.03%

FLIR Systems, Inc.	506	31,104

Electronic Manufacturing Services–0.14%

IPG Photonics Corp. (b)	131	20,445
TE Connectivity Ltd.	1,271	111,759
		132,204

Environmental & Facilities Services–0.25%

Republic Services, Inc.	795	57,764
Rollins, Inc.	358	21,727
Stericycle, Inc. (b)	310	18,191
Waste Management, Inc.	1,444	130,480
		228,162

Fertilizers & Agricultural Chemicals–0.14%

CF Industries Holdings, Inc.	862	46,928
FMC Corp.	496	43,241
Mosaic Co. (The)	1,296	42,094
		132,263

Financial Exchanges & Data–0.84%

Cboe Global Markets, Inc.	415	39,823
CME Group Inc. -Class A	1,243	211,571
Intercontinental Exchange, Inc.	2,104	157,569
Moody’s Corp.	605	101,156
MSCI Inc.	322	57,126
Nasdaq, Inc.	420	36,036
S&P Global Inc.	918	179,368
		782,649

Food Distributors–0.14%

Sysco Corp.	1,740	127,455

Food Retail–0.09%

Kroger Co. (The)	2,909	84,681

Footwear–0.43%

NIKE, Inc. -Class B	4,677	396,235

General Merchandise Stores–0.37%

Dollar General Corp.	969	105,912
Dollar Tree, Inc. (b)	863	70,378
Target Corp.	1,922	169,539
		345,829

Gold–0.06%

Newmont Mining Corp.	1,937	58,497

Health Care Distributors–0.28%

AmerisourceBergen Corp.	590	54,410
Cardinal Health, Inc.	1,128	60,912

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Health Care Distributors–(continued)

Henry Schein, Inc. (b)	568	$48,297
McKesson Corp.	733	97,232
		260,851

Health Care Equipment–2.96%

Abbott Laboratories	6,409	470,164
ABIOMED, Inc. (b)	163	73,309
Baxter International Inc.	1,815	139,918
Becton, Dickinson and Co.	976	254,736
Boston Scientific Corp. (b)	5,052	194,502
Danaher Corp.	2,249	244,376
Edwards Lifesciences Corp. (b)	765	133,187
Hologic, Inc. (b)	991	40,611
IDEXX Laboratories, Inc. (b)	314	78,393
Intuitive Surgical, Inc. (b)	415	238,210
Medtronic PLC	4,933	485,259
ResMed Inc.	517	59,631
Stryker Corp.	1,133	201,312
Varian Medical Systems, Inc. (b)	340	38,056
Zimmer Biomet Holdings, Inc.	737	96,894
		2,748,558

Health Care Facilities–0.19%

HCA Healthcare, Inc.	985	137,033
Universal Health Services, Inc. -Class B	314	40,142
		177,175

Health Care REITs–0.22%

HCP, Inc.	1,706	44,902
Ventas, Inc.	1,293	70,313
Welltower Inc.	1,350	86,832
		202,047

Health Care Services–0.71%

CVS Health Corp.	3,718	292,681
DaVita Inc. (b)	463	33,165
Envision Healthcare Corp. (b)	459	20,990
Express Scripts Holding Co. (b)	2,053	195,055
Laboratory Corp. of America Holdings (b)	370	64,262
Quest Diagnostics Inc.	501	54,063
		660,216

Health Care Supplies–0.20%

Align Technology, Inc. (b)	266	104,065
Cooper Cos., Inc. (The)	177	49,056
DENTSPLY SIRONA Inc.	825	31,135
		184,256

Health Care Technology–0.08%

Cerner Corp. (b)	1,201	77,356

Home Furnishings–0.07%

Leggett & Platt, Inc.	476	20,844
Mohawk Industries, Inc. (b)	235	41,207
		62,051

	Shares	Value

Home Improvement Retail–1.30%

Home Depot, Inc. (The)	4,179	$865,680
Lowe’s Cos., Inc.	2,961	339,982
		1,205,662

Homebuilding–0.14%

D.R. Horton, Inc.	1,247	52,598
Lennar Corp. -Class A	1,065	49,725
PulteGroup Inc.	983	24,349
		126,672

Hotel & Resort REITs–0.06%

Host Hotels & Resorts Inc.	2,716	57,308

Hotels, Resorts & Cruise Lines–0.48%

Carnival Corp.	1,474	93,997
Hilton Worldwide Holdings Inc.	1,088	87,889
Marriott International Inc. -Class A	1,051	138,764
Norwegian Cruise Line Holdings Ltd. (b)	750	43,072
Royal Caribbean Cruises Ltd.	625	81,212
		444,934

Household Appliances–0.03%

Whirlpool Corp.	241	28,619

Household Products–1.33%

Church & Dwight Co., Inc.	888	52,721
Clorox Co. (The)	469	70,542
Colgate-Palmolive Co.	3,169	212,165
Kimberly-Clark Corp.	1,268	144,095
Procter & Gamble Co. (The)	9,092	756,727
		1,236,250

Housewares & Specialties–0.03%

Newell Brands, Inc.	1,588	32,236

Human Resource & Employment Services–0.03%

Robert Half International, Inc.	456	32,093

Hypermarkets & Super Centers–0.94%

Costco Wholesale Corp.	1,602	376,278
Walmart Inc.	5,242	492,276
		868,554

Independent Power Producers & Energy Traders–0.08%

AES Corp. (The)	2,442	34,188
NRG Energy, Inc.	1,086	40,616
		74,804

Industrial Conglomerates–1.48%

3M Co.	2,142	451,341
General Electric Co. (e)	31,751	358,469
Honeywell International Inc.	2,713	451,443
Roper Technologies, Inc.	377	111,671
		1,372,924

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Industrial Gases–0.33%

Air Products and Chemicals, Inc.	800	$133,640
Praxair, Inc.	1,049	168,606
		302,246

Industrial Machinery–0.76%

Dover Corp.	539	47,718
Flowserve Corp.	474	25,923
Fortive Corp.	1,113	93,715
Illinois Tool Works Inc.	1,126	158,901
Ingersoll-Rand PLC	900	92,070
Parker-Hannifin Corp.	482	88,654
Pentair PLC (United Kingdom)	599	25,967
Snap-on Inc.	204	37,454
Stanley Black & Decker Inc.	559	81,860
Xylem, Inc.	652	52,075
		704,337

Industrial REITs–0.21%

Duke Realty Corp.	1,319	37,420
Prologis, Inc.	2,286	154,968
		192,388

Insurance Brokers–0.44%

Aon PLC	887	136,403
Arthur J. Gallagher & Co.	661	49,205
Marsh & McLennan Cos., Inc.	1,843	152,453
Willis Towers Watson PLC	478	67,369
		405,430

Integrated Oil & Gas–2.59%

Chevron Corp.	6,999	855,838
Exxon Mobil Corp.	15,466	1,314,919
Occidental Petroleum Corp.	2,782	228,597
		2,399,354

Integrated Telecommunication Services–1.83%

AT&T Inc.	26,529	890,844
Verizon Communications Inc.	15,094	805,869
		1,696,713

Interactive Home Entertainment–0.46%

Activision Blizzard, Inc.	2,784	231,601
Electronic Arts Inc. (b)	1,114	134,226
Take-Two Interactive Software, Inc. (b)	414	57,128
		422,955

Interactive Media & Services–4.51%

Alphabet Inc. -Class A (b)	1,091	1,316,924
Alphabet Inc. -Class C (b)	1,124	1,341,460
Facebook, Inc. -Class A (b)	8,810	1,448,893
Twitter, Inc. (b)	2,629	74,822
		4,182,099

Internet & Direct Marketing Retail–3.80%

Amazon.com, Inc. (b)	1,495	2,994,485
Booking Holdings Inc. (b)	173	343,232
eBay Inc. (b)	3,398	112,202

	Shares	Value

Internet & Direct Marketing Retail–(continued)

Expedia Group, Inc.	438	$57,150
TripAdvisor, Inc. (b)	373	19,049
		3,526,118

Internet Services & Infrastructure–0.12%

Akamai Technologies, Inc. (b)	619	45,280
VeriSign, Inc. (b)	397	63,568
		108,848

Investment Banking & Brokerage–0.89%

Charles Schwab Corp. (The)	4,392	215,867
E*TRADE Financial Corp. (b)	958	50,190
Goldman Sachs Group, Inc. (The)	1,281	287,251
Morgan Stanley	4,837	225,259
Raymond James Financial, Inc.	470	43,264
		821,831

IT Consulting & Other Services–1.31%

Accenture PLC -Class A	2,336	397,587
Cognizant Technology Solutions Corp. -Class A	2,128	164,175
DXC Technology Co.	1,034	96,700
Gartner, Inc. (b)	336	53,256
International Business Machines Corp.	3,334	504,134
		1,215,852

Leisure Products–0.07%

Hasbro, Inc.	426	44,781
Mattel, Inc. (b)(c)	1,227	19,264
		64,045

Life & Health Insurance–0.70%

Aflac, Inc.	2,812	132,361
Brighthouse Financial, Inc. (b)	442	19,554
Lincoln National Corp.	793	53,654
MetLife, Inc.	3,634	169,780
Principal Financial Group, Inc.	966	56,598
Prudential Financial, Inc.	1,525	154,513
Torchmark Corp.	382	33,116
Unum Group	798	31,178
		650,754

Life Sciences Tools & Services–0.93%

Agilent Technologies, Inc.	1,161	81,897
Illumina, Inc. (b)	536	196,744
IQVIA Holdings Inc. (b)	587	76,157
Mettler-Toledo International Inc. (b)	91	55,417
PerkinElmer, Inc.	411	39,978
Thermo Fisher Scientific, Inc.	1,470	358,798
Waters Corp. (b)	281	54,705
		863,696

Managed Health Care–2.11%

Aetna Inc.	1,194	242,203
Anthem, Inc.	949	260,074
Centene Corp. (b)	744	107,716

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Managed Health Care–(continued)

Cigna Corp.	888	$184,926
Humana Inc.	502	169,937
UnitedHealth Group Inc.	3,516	935,397
WellCare Health Plans Inc. (b)	182	58,329
		1,958,582

Metal & Glass Containers–0.06%

Ball Corp.	1,268	55,779

Motorcycle Manufacturers–0.03%

Harley-Davidson, Inc.	603	27,316

Movies & Entertainment–1.65%

Netflix, Inc. (b)	1,590	594,867
Twenty-First Century Fox, Inc. -Class A	3,829	177,397
Twenty-First Century Fox, Inc. -Class B	1,779	81,514
Viacom Inc. -Class B	1,304	44,023
Walt Disney Co. (The)	5,432	635,218
		1,533,019

Multi-Line Insurance–0.33%

American International Group, Inc.	3,261	173,616
Assurant, Inc.	195	21,050
Hartford Financial Services Group, Inc. (The)	1,300	64,948
Loews Corp.	1,015	50,983
		310,597

Multi-Sector Holdings–1.67%

Berkshire Hathaway Inc. -Class B (b)	7,121	1,524,677
Jefferies Financial Group Inc.	1,036	22,751
		1,547,428

Multi-Utilities–0.88%

Ameren Corp.	884	55,886
CenterPoint Energy, Inc.	1,567	43,328
CMS Energy Corp.	1,025	50,225
Consolidated Edison, Inc.	1,128	85,942
Dominion Energy, Inc.	2,387	167,758
DTE Energy Co.	658	71,808
NiSource Inc.	1,346	33,542
Public Service Enterprise Group Inc.	1,835	96,870
SCANA Corp.	541	21,039
Sempra Energy	998	113,523
WEC Energy Group, Inc.	1,145	76,440
		816,361

Office REITs–0.21%

Alexandria Real Estate Equities, Inc.	386	48,555
Boston Properties, Inc.	560	68,930
SL Green Realty Corp.	320	31,210
Vornado Realty Trust	627	45,771
		194,466

Oil & Gas Drilling–0.03%

Helmerich & Payne, Inc.	405	27,852

Oil & Gas Equipment & Services–0.65%

Baker Hughes, a GE Co.	1,539	52,064
Halliburton Co.	3,214	130,263

	Shares	Value

Oil & Gas Equipment & Services–(continued)

National Oilwell Varco Inc.	1,387	$59,752
Schlumberger Ltd.	5,056	308,012
TechnipFMC PLC (United Kingdom)	1,559	48,719
		598,810

Oil & Gas Exploration & Production–1.52%

Anadarko Petroleum Corp.	1,871	126,124
Apache Corp.	1,387	66,118
Cabot Oil & Gas Corp.	1,639	36,910
Cimarex Energy Co.	352	32,715
Concho Resources Inc. (b)	731	111,660
ConocoPhillips	4,251	329,027
Devon Energy Corp.	1,858	74,209
EOG Resources, Inc.	2,115	269,811
EQT Corp.	963	42,594
Hess Corp.	919	65,782
Marathon Oil Corp.	3,119	72,610
Newfield Exploration Co. (b)	745	21,478
Noble Energy, Inc.	1,790	55,830
Pioneer Natural Resources Co.	618	107,650
		1,412,518

Oil & Gas Refining & Marketing–0.65%

Andeavor	504	77,364
HollyFrontier Corp.	591	41,311
Marathon Petroleum Corp.	1,647	131,711
Phillips 66	1,559	175,730
Valero Energy Corp.	1,565	178,019
		604,135

Oil & Gas Storage & Transportation–0.37%

Kinder Morgan, Inc.	6,983	123,809
ONEOK, Inc.	1,492	101,143
Williams Cos., Inc. (The)	4,417	120,098
		345,050

Packaged Foods & Meats–0.91%

Campbell Soup Co.	717	26,264
Conagra Brands, Inc.	1,454	49,392
General Mills, Inc.	2,176	93,394
Hershey Co. (The)	506	51,612
Hormel Foods Corp.	998	39,321
JM Smucker Co. (The)	419	42,994
Kellogg Co.	923	64,629
Kraft Heinz Co. (The)	2,271	125,155
McCormick & Co., Inc.	439	57,838
Mondelez International, Inc. -Class A	5,349	229,793
Tyson Foods, Inc. -Class A	1,080	64,292
		844,684

Paper Packaging–0.24%

Avery Dennison Corp.	318	34,455
International Paper Co.	1,503	73,873
Packaging Corp. of America	348	38,172
Sealed Air Corp.	595	23,889
WestRock Co.	931	49,753
		220,142

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Personal Products–0.15%

Coty Inc. -Class A	1,694	$21,277
Estee Lauder Cos. Inc. (The) -Class A	813	118,145
		139,422

Pharmaceuticals–4.58%

Allergan PLC	1,164	221,719
Bristol-Myers Squibb Co.	5,961	370,059
Eli Lilly and Co.	3,491	374,619
Johnson & Johnson	9,800	1,354,066
Merck & Co., Inc.	9,715	689,182
Mylan N.V. (b)	1,872	68,515
Nektar Therapeutics (b)	629	38,344
Perrigo Co. PLC	466	32,993
Pfizer Inc.	21,415	943,759
Zoetis Inc.	1,757	160,871
		4,254,127

Property & Casualty Insurance–0.72%

Allstate Corp. (The)	1,264	124,757
Chubb Ltd.	1,691	225,985
Cincinnati Financial Corp.	551	42,322
Progressive Corp. (The)	2,129	151,244
Travelers Cos., Inc. (The)	981	127,246
		671,554

Publishing–0.03%

News Corp. -Class A	1,400	18,466
News Corp. -Class B	442	6,011
		24,477

Railroads–0.96%

CSX Corp.	2,979	220,595
Kansas City Southern	378	42,820
Norfolk Southern Corp.	1,025	185,012
Union Pacific Corp.	2,700	439,641
		888,068

Real Estate Services–0.05%

CBRE Group, Inc. -Class A (b)	1,153	50,847

Regional Banks–1.17%

BB&T Corp.	2,832	137,465
Citizens Financial Group, Inc.	1,760	67,883
Comerica Inc.	623	56,195
Fifth Third Bancorp	2,433	67,930
Huntington Bancshares Inc.	3,983	59,426
KeyCorp	3,817	75,920
M&T Bank Corp.	526	86,548
People’s United Financial, Inc.	1,283	21,965
PNC Financial Services Group, Inc. (The)	1,696	230,978
Regions Financial Corp.	4,048	74,281
SunTrust Banks, Inc.	1,688	112,742
SVB Financial Group (b)	194	60,301
Zions Bancorp., N.A.	709	35,556
		1,087,190

	Shares	Value

Reinsurance–0.04%

Everest Re Group, Ltd.	147	$33,585

Research & Consulting Services–0.25%

Equifax Inc.	436	56,928
IHS Markit Ltd. (b)	1,293	69,770
Nielsen Holdings PLC	1,300	35,958
Verisk Analytics, Inc. -Class A (b)	601	72,451
		235,107

Residential REITs–0.37%

Apartment Investment & Management Co. -Class A	570	25,154
AvalonBay Communities, Inc.	501	90,756
Equity Residential	1,337	88,590
Essex Property Trust, Inc.	239	58,964
Mid-America Apartment Communities, Inc.	419	41,975
UDR, Inc.	988	39,945
		345,384

Restaurants–1.02%

Chipotle Mexican Grill, Inc. (b)	89	40,452
Darden Restaurants, Inc.	456	50,703
McDonald’s Corp.	2,833	473,933
Starbucks Corp.	4,928	280,107
Yum! Brands, Inc.	1,158	105,274
		950,469

Retail REITs–0.41%

Federal Realty Investment Trust	272	34,400
Kimco Realty Corp.	1,562	26,148
Macerich Co. (The)	393	21,729
Realty Income Corp.	1,058	60,189
Regency Centers Corp.	618	39,966
Simon Property Group, Inc.	1,124	198,667
		381,099

Semiconductor Equipment–0.31%

Applied Materials, Inc.	3,590	138,753
KLA-Tencor Corp.	565	57,466
Lam Research Corp.	575	87,228
		283,447

Semiconductors–3.46%

Advanced Micro Devices, Inc. (b)	3,133	96,778
Analog Devices, Inc.	1,356	125,376
Broadcom Inc.	1,577	389,093
Intel Corp.	16,835	796,127
Microchip Technology Inc. (c)	853	67,310
Micron Technology, Inc. (b)	4,236	191,594
NVIDIA Corp.	2,220	623,865
Qorvo, Inc. (b)	466	35,831
QUALCOMM Inc.	5,137	370,018
Skyworks Solutions, Inc.	660	59,869
Texas Instruments Inc.	3,556	381,523
Xilinx, Inc.	919	73,676
		3,211,060

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Soft Drinks–1.41%

Coca-Cola Co. (The)	13,982	$645,829
Monster Beverage Corp. (b)	1,452	84,622
PepsiCo, Inc.	5,166	577,559
		1,308,010

Specialized Consumer Services–0.02%

H&R Block, Inc.	750	19,313

Specialized REITs–1.03%

American Tower Corp. -Class A	1,604	233,061
Crown Castle International Corp.	1,514	168,554
Digital Realty Trust, Inc.	747	84,022
Equinix, Inc.	290	125,538
Extra Space Storage Inc.	465	40,288
Iron Mountain Inc.	1,021	35,245
Public Storage	543	109,485
SBA Communications Corp. -Class A (b)	417	66,983
Weyerhaeuser Co.	2,750	88,742
		951,918

Specialty Chemicals–0.49%

Albemarle Corp.	395	39,413
Ecolab Inc.	928	145,492
International Flavors & Fragrances Inc.	285	39,649
PPG Industries, Inc.	883	96,362
Sherwin-Williams Co. (The)	300	136,563
		457,479

Specialty Stores–0.16%

Tiffany & Co.	397	51,201
Tractor Supply Co.	442	40,169
Ulta Beauty, Inc. (b)	206	58,117
		149,487

Steel–0.08%

Nucor Corp.	1,155	73,285

Systems Software–4.23%

CA, Inc.	1,134	50,066
Microsoft Corp.	28,013	3,203,847
Oracle Corp.	10,326	532,409
Red Hat, Inc. (b)	644	87,764
Symantec Corp.	2,315	49,263
		3,923,349

Technology Hardware, Storage & Peripherals–4.56%

Apple Inc.	16,762	3,783,854
Hewlett Packard Enterprise Co.	5,376	87,682
HP Inc.	5,780	148,951
NetApp, Inc.	946	81,252
Seagate Technology PLC	942	44,604
Western Digital Corp.	1,063	62,228
Xerox Corp.	810	21,854
		4,230,425

	Shares	Value

Tires & Rubber–0.02%

Goodyear Tire & Rubber Co. (The)	886	$20,724

Tobacco–0.95%

Altria Group, Inc.	6,877	414,752
Philip Morris International Inc.	5,678	462,984
		877,736

Trading Companies & Distributors–0.18%

Fastenal Co.	1,044	60,573
United Rentals, Inc. (b)	302	49,407
W.W. Grainger, Inc.	164	58,615
		168,595

Trucking–0.04%

J.B. Hunt Transport Services, Inc.	318	37,823

Water Utilities–0.06%

American Water Works Co., Inc.	658	57,884
Total Common Stocks & Other Equity Interests (Cost $25,977,501)		89,754,359

Money Market Funds–3.35%

Invesco Government & Agency Portfolio –Institutional Class, 1.97% (f)	1,073,990	1,073,990
Invesco Liquid Assets Portfolio –Institutional Class, 2.15% (f)	766,870	767,100
Invesco Treasury Portfolio –Institutional Class, 1.97% (f)	1,264,604	1,264,604
Total Money Market Funds (Cost $3,105,724)		3,105,694
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)–100.06% (Cost $29,083,225)		92,860,053

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–0.12%

Invesco Government & Agency Portfolio –Institutional Class, 1.97% (Cost $109,609)(f)(g)	109,609	109,609
TOTAL INVESTMENTS IN SECURITIES–100.18% (Cost $29,192,834)		92,969,662
OTHER ASSETS LESS LIABILITIES–(0.18)%		(167,115)
NET ASSETS–100.00%		$92,802,547

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

Investment Abbreviations:

REIT	—	Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at September 30, 2018.

(d)

The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The value of this security as of September 30, 2018 represented less than 1% of the Fund’s Net Assets. See Note 3.

(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1E.

(f)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2018.

(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

Open Futures Contracts – Equity Risk

Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
E-Mini S&P 500 Index	21	December–2018	$3,064,950	$13,412	$ 13,412

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco V.I. S&P 500 Index Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to

Invesco V.I. S&P 500 Index Fund

D.	Securities Lending – (continued)

counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

E.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

F.

Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended September 30, 2018, there were no material transfers between valuation levels.

Invesco V.I. S&P 500 Index Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$89,754,359	$—	$—	$89,754,359
Money Market Funds	3,215,303	—	—	3,215,303
Total Investments in Securities	92,969,662	—	—	92,969,662
Other Investments – Assets*
Futures Contracts	13,412	—	—	13,412
Total Investments	$92,983,074	$—	$—	$92,983,074

* Unrealized appreciation.

NOTE 3 — Investments in Affiliates

The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The following is a summary of the transactions in, and earnings from, investments in Invesco Ltd. for the nine months ended

September 30, 2018.

	Value 12/31/17	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value 09/30/18	Dividend Income
Invesco Ltd.	$ 60,766	$ —	$ (4,664)	$ (22,304)	$ 957	$ 34,755	$ 927

Invesco V.I. S&P 500 Index Fund

Invesco V.I. Small Cap Equity Fund
Quarterly Schedule of Portfolio Holdings September 30, 2018

invesco.com/us	VISCE-QTR-1 11/18	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2018

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.02%

Aerospace & Defense–2.05%
BWX Technologies, Inc.	43,212	$2,702,478
Cubic Corp.	46,239	3,377,759
		6,080,237

Air Freight & Logistics–1.33%
Forward Air Corp.	55,045	3,946,727

Alternative Carriers–1.98%
Iridium Communications Inc. (b)	261,095	5,874,637

Apparel Retail–1.04%
American Eagle Outfitters, Inc.	123,714	3,071,819

Application Software–4.64%
Avalara, Inc. (b)(c)	70,548	2,464,242
Blackbaud, Inc.	38,443	3,901,196
Cornerstone OnDemand, Inc. (b)	53,974	3,063,024
Instructure Inc. (b)	88,412	3,129,785
SVMK Inc. (b)	73,720	1,181,731
		13,739,978

Auto Parts & Equipment–0.94%
Visteon Corp. (b)	30,021	2,788,951

Biotechnology–3.99%
Array BioPharma Inc. (b)	237,717	3,613,298
Neurocrine Biosciences, Inc. (b)	46,327	5,695,905
Retrophin, Inc. (b)	87,330	2,508,991
		11,818,194

Building Products–1.39%
Apogee Enterprises, Inc.	12,106	500,220
Trex Co., Inc. (b)	46,850	3,606,513
		4,106,733

Casinos & Gaming–2.12%
Boyd Gaming Corp.	86,650	2,933,102
Penn National Gaming, Inc. (b)	101,777	3,350,499
		6,283,601

Communications Equipment–1.02%
Lumentum Holdings Inc. (b)	50,295	3,015,185

Construction & Engineering–1.65%
Dycom Industries, Inc. (b)	28,939	2,448,239
Primoris Services Corp.	98,207	2,437,498
		4,885,737

Construction Materials–0.77%
Eagle Materials Inc.	26,780	2,282,727

	Shares	Value

Consumer Finance–0.91%
SLM Corp. (b)	242,892	$2,708,246

Data Processing & Outsourced Services–2.52%
Euronet Worldwide, Inc. (b)	30,983	3,105,116
Jack Henry & Associates, Inc.	27,175	4,350,174
		7,455,290

Diversified Support Services–1.08%
Mobile Mini, Inc.	73,210	3,210,259

Education Services–1.22%
Strategic Education, Inc.	26,345	3,610,055

Electrical Components & Equipment–1.13%
EnerSys	38,482	3,352,937

Electronic Components–0.86%
Belden Inc.	35,699	2,549,266

Electronic Equipment & Instruments–4.62%
Coherent, Inc. (b)	13,404	2,308,035
FLIR Systems, Inc.	56,815	3,492,418
National Instruments Corp.	71,268	3,444,382
Zebra Technologies Corp. -Class A (b)	25,178	4,452,226
		13,697,061

Environmental & Facilities Services–1.80%
ABM Industries Inc.	68,432	2,206,932
Waste Connections, Inc.	39,280	3,133,366
		5,340,298

Footwear–1.28%
Wolverine World Wide, Inc.	96,730	3,777,307

General Merchandise Stores–0.71%
Big Lots, Inc.	50,480	2,109,559

Health Care Equipment–3.34%
Hill-Rom Holdings, Inc.	35,354	3,337,418
STERIS PLC	33,314	3,811,121
Wright Medical Group N.V. (b)	94,897	2,753,911
		9,902,450

Health Care Facilities–0.57%
Acadia Healthcare Co., Inc. (b)	48,290	1,699,808

Health Care REITs–0.74%
Healthcare Trust of America, Inc. -Class A	82,699	2,205,582

Health Care Supplies–0.69%
Lantheus Holdings, Inc. (b)	137,007	2,048,255

Industrial Machinery–2.99%
Albany International Corp. -Class A	47,902	3,808,209

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Small Cap Equity Fund

	Shares	Value

Industrial Machinery–(continued)
SPX Corp. (b)	152,092	$5,066,185
		8,874,394

Interactive Home Entertainment–2.02%
Take-Two Interactive Software, Inc. (b)	43,316	5,977,175

Investment Banking & Brokerage–3.23%
E*TRADE Financial Corp. (b)	69,547	3,643,567
Lazard Ltd. -Class A	65,602	3,157,424
Piper Jaffray Cos.	36,253	2,767,917
		9,568,908

Life & Health Insurance–0.82%
CNO Financial Group, Inc.	114,997	2,440,236

Life Sciences Tools & Services–1.14%
Cambrex Corp. (b)	49,584	3,391,546

Managed Health Care–1.82%
HealthEquity, Inc. (b)	57,130	5,393,643

Multi-Line Insurance–2.08%
American Financial Group, Inc.	27,861	3,091,735
Horace Mann Educators Corp.	68,681	3,083,777
		6,175,512

Office REITs–0.86%
Highwoods Properties, Inc.	53,826	2,543,817

Oil & Gas Equipment & Services–2.53%
Apergy Corp. (b)	69,475	3,026,331
Core Laboratories N.V.	26,089	3,021,889
Forum Energy Technologies, Inc. (b)	139,129	1,439,985
		7,488,205

Oil & Gas Exploration & Production–2.68%
Matador Resources Co. (b)	93,506	3,090,373
Newfield Exploration Co. (b)	72,059	2,077,461
Parsley Energy, Inc. -Class A (b)	94,839	2,774,041
		7,941,875

Packaged Foods & Meats–1.01%
Pinnacle Foods Inc.	46,175	2,992,602

Paper Packaging–0.88%
Graphic Packaging Holding Co.	186,620	2,614,546

Pharmaceuticals–2.14%
Phibro Animal Health Corp. -Class A	78,004	3,346,372
Supernus Pharmaceuticals Inc. (b)	59,544	2,998,040
		6,344,412

Property & Casualty Insurance–3.39%
Argo Group International Holdings, Ltd.	54,258	3,420,967
Aspen Insurance Holdings Ltd. (Bermuda)	56,706	2,370,311
Hanover Insurance Group Inc. (The)	34,588	4,267,121
		10,058,399

	Shares	Value

Real Estate Operating Companies–0.80%
Kennedy-Wilson Holdings, Inc.	109,572	$2,355,798

Regional Banks–8.34%
BankUnited, Inc.	75,488	2,672,275
Columbia Banking System, Inc.	71,489	2,771,628
Great Western Bancorp, Inc.	68,966	2,909,676
IBERIABANK Corp.	41,982	3,415,236
Synovus Financial Corp.	55,616	2,546,657
UMB Financial Corp.	38,519	2,730,997
Webster Financial Corp.	71,090	4,191,466
Western Alliance Bancorp (b)	61,246	3,484,285
		24,722,220

Restaurants–1.71%
Papa John’s International, Inc. (c)	37,748	1,935,717
Wendy’s Co. (The)	182,226	3,123,354
		5,059,071

Semiconductor Equipment–2.09%
Brooks Automation, Inc.	94,195	3,299,651
Teradyne, Inc.	78,391	2,898,899
		6,198,550

Semiconductors–0.45%
Power Integrations, Inc.	21,115	1,334,468

Specialized Consumer Services–1.37%
ServiceMaster Global Holdings, Inc. (b)	65,662	4,073,014

Specialized REITs–1.07%
CubeSmart	111,568	3,183,035

Specialty Chemicals–2.96%
Minerals Technologies Inc.	41,518	2,806,617
PolyOne Corp.	75,929	3,319,616
Sensient Technologies Corp.	34,732	2,657,345
		8,783,578

Specialty Stores–0.68%
Michaels Cos., Inc. (The) (b)	124,367	2,018,476

Systems Software–1.14%
CommVault Systems, Inc. (b)	48,116	3,368,120

Technology Distributors–0.66%
Tech Data Corp. (b)	27,379	1,959,515

Tires & Rubber–0.68%
Cooper Tire & Rubber Co.	71,104	2,012,243

Trading Companies & Distributors–1.04%
Univar Inc. (b)	100,192	3,071,887

Trucking–2.05%
Knight-Swift Transportation Holdings Inc.	74,672	2,574,691
Old Dominion Freight Line, Inc.	21,679	3,495,955
		6,070,646
Total Common Stocks & Other Equity Interests (Cost $211,609,534)		287,576,790

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Small Cap Equity Fund

	Shares	Value

Money Market Funds–2.90%

Invesco Government & Agency Portfolio –Institutional Class, 1.97% (d)	4,070,545	$4,070,545
Invesco Liquid Assets Portfolio –Institutional Class, 2.15% (d)	2,907,150	2,908,022
Invesco Treasury Portfolio –Institutional Class, 1.97%(d)	1,607,228	1,607,228
Total Money Market Funds (Cost $8,585,383)		8,585,795
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)–99.92% (Cost $220,194,917)		296,162,585

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Fund–0.49%
Invesco Government & Agency Portfolio –Institutional Class, 1.97% (Cost $1,455,631)(d)(e)	1,455,631	$1,455,631
TOTAL INVESTMENTS IN SECURITIES–100.41% (Cost $221,650,548)		297,618,216
OTHER ASSETS LESS LIABILITIES–(0.41)%		(1,213,302)
NET ASSETS–100.00%		$296,404,914

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at September 30, 2018.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2018.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Small Cap Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco V.I. Small Cap Equity Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to

Invesco V.I. Small Cap Equity Fund

D.	Securities Lending – (continued)

counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of September 30, 2018, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended September 30, 2018, there were no material transfers between valuation levels.

Invesco V.I. Small Cap Equity Fund

Invesco V.I. Technology Fund Quarterly Schedule of Portfolio Holdings September 30, 2018

invesco.com/us	I-VITEC-QTR-1	11/18	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2018

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.93%

Application Software–4.00%

Adobe Systems Inc. (b)	6,242	$1,685,028
salesforce.com, inc. (b)	22,570	3,589,307
Splunk Inc. (b)	5,716	691,122
		5,965,457

Biotechnology–2.30%

Alexion Pharmaceuticals, Inc. (b)	13,929	1,936,270
Celgene Corp. (b)	16,771	1,500,837
		3,437,107

Cable & Satellite–1.05%

Charter Communications, Inc. -Class A (b)	4,815	1,569,112

Communications Equipment–0.98%

Palo Alto Networks, Inc. (b)	6,485	1,460,811

Consumer Electronics–4.00%

Sony Corp. (Japan)	97,200	5,959,296

Data Processing & Outsourced Services–7.08%

Mastercard Inc. -Class A	14,820	3,299,080
PayPal Holdings, Inc. (b)	28,487	2,502,298
Visa Inc. -Class A	31,693	4,756,802
		10,558,180

Electronic Equipment & Instruments–0.56%

Keysight Technologies, Inc. (b)	12,666	839,503

Health Care Equipment–4.09%

Boston Scientific Corp. (b)	50,064	1,927,464
Intuitive Surgical, Inc. (b)	4,767	2,736,258
Stryker Corp.	8,057	1,431,568
		6,095,290

Interactive Home Entertainment–16.19%

Activision Blizzard, Inc.	58,368	4,855,634
Electronic Arts Inc. (b)	26,163	3,152,380
Nintendo Co., Ltd. (Japan)	12,500	4,561,257
Sea Ltd. -ADR (Thailand)(b)	160,188	2,215,400
Take-Two Interactive Software, Inc. (b)	40,513	5,590,389
UbiSoft Entertainment S.A. (France)(b)	34,860	3,772,496
		24,147,556

Interactive Media & Services–11.45%

Alphabet Inc. -Class A (b)	5,837	7,045,726

	Shares	Value

Interactive Media & Services–(continued)

Alphabet Inc. -Class C (b)	2,264	$2,702,016
Baidu, Inc. -ADR (China)(b)	7,491	1,713,042
Facebook, Inc. -Class A (b)	34,131	5,613,184
		17,073,968

Internet & Direct Marketing Retail–15.61%

Alibaba Group Holding Ltd. -ADR (China)(b)	41,515	6,840,011
Amazon.com, Inc. (b)	7,385	14,792,155
Booking Holdings Inc. (b)	825	1,636,800
		23,268,966

Life Sciences Tools & Services–6.17%

Illumina, Inc. (b)	15,073	5,532,695
IQVIA Holdings Inc. (b)	15,791	2,048,724
Thermo Fisher Scientific, Inc.	6,621	1,616,054
		9,197,473

Managed Health Care–3.02%

UnitedHealth Group Inc.	16,954	4,510,442

Movies & Entertainment–1.35%

Netflix, Inc. (b)	5,382	2,013,568

Semiconductor Equipment–1.93%

Applied Materials, Inc.	55,004	2,125,905
ASML Holding N.V. -New York Shares (Netherlands)	4,009	753,772
		2,879,677

Semiconductors–5.48%

Broadcom Inc.	5,813	1,434,241
Integrated Device Technology, Inc. (b)	51,373	2,415,045
NVIDIA Corp.	9,678	2,719,712
Semtech Corp. (b)	28,744	1,598,166
		8,167,164

Systems Software–6.30%

Microsoft Corp.	66,694	7,627,793
ServiceNow, Inc. (b)	9,020	1,764,582
		9,392,375

Technology Hardware, Storage & Peripherals–5.37%

Apple Inc.	35,444	8,001,129
Total Common Stocks & Other Equity Interests (Cost $70,296,768)		144,537,074

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Technology Fund

	Shares	Value

Money Market Funds–3.12%

Invesco Government & Agency Portfolio –Institutional Class, 1.97% (c)	1,626,025	$1,626,025
Invesco Liquid Assets Portfolio –Institutional Class, 2.15% (c)	1,161,014	1,161,362
Invesco Treasury Portfolio –Institutional Class, 1.97% (c)	1,858,314	1,858,314
Total Money Market Funds (Cost $4,645,740)		4,645,701
TOTAL INVESTMENTS IN SECURITIES–100.05% (Cost $74,942,508)		149,182,775
OTHER ASSETS LESS LIABILITIES–(0.05)%		(73,320)
NET ASSETS–100.00%		$149,109,455

Investment Abbreviations:

ADR — American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Technology Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco V.I. Technology Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to

Invesco V.I. Technology Fund

D.	Securities Lending – (continued)

counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

E.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector.

Invesco V.I. Technology Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended September 30, 2018, there were transfers from Level 1 to Level 2 of $3,772,496 and from Level 2 to Level 1 of $10,520,553, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$140,764,578	$3,772,496	$—	$144,537,074
Money Market Funds	4,645,701	—	—	4,645,701
Total Investments	$145,410,279	$3,772,496	$—	$149,182,775

Invesco V.I. Technology Fund

Invesco V.I. Value Opportunities Fund Quarterly Schedule of Portfolio Holdings September 30, 2018

invesco.com/us VK-VIVOPP-QTR-1 11/18 Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2018

(Unaudited)

	Shares	Value

Common Stocks–98.12%

Advertising–4.16%

Interpublic Group of Cos., Inc. (The)	113,200	$2,588,884
Omnicom Group Inc.	25,815	1,755,936
		4,344,820

Agricultural & Farm Machinery–0.98%

AGCO Corp.	16,889	1,026,682

Asset Management & Custody Banks–2.45%

Affiliated Managers Group, Inc.	18,740	2,562,133

Auto Parts & Equipment–2.25%

Dana Inc.	66,927	1,249,527
Delphi Technologies PLC	35,100	1,100,736
		2,350,263

Building Products–2.32%

Owens Corning	44,700	2,425,869

Construction & Engineering–3.53%

AECOM (b)	113,004	3,690,711

Consumer Finance–3.52%

SLM Corp. (b)	330,000	3,679,500

Diversified Banks–8.11%

Bank of America Corp.	101,274	2,983,532
Citigroup Inc.	38,772	2,781,503
JPMorgan Chase & Co.	24,019	2,710,304
		8,475,339

Electronic Components–4.00%

Belden Inc.	58,556	4,181,484

Electronic Manufacturing Services–0.54%

Flex Ltd. (b)	42,665	559,765

Environmental & Facilities Services–2.75%

Stericycle, Inc. (b)	49,046	2,878,019

Health Care Distributors–6.69%

Cardinal Health, Inc.	61,400	3,315,600
McKesson Corp.	27,700	3,674,405
		6,990,005

Health Care Facilities–4.59%

Acadia Healthcare Co., Inc. (b)	65,300	2,298,560
Brookdale Senior Living Inc. (b)	254,751	2,504,202
		4,802,762

Homebuilding–1.10%

D.R. Horton, Inc.	27,200	1,147,296

	Shares	Value

Hotels, Resorts & Cruise Lines–2.46%

Norwegian Cruise Line Holdings Ltd. (b)	44,800	$2,572,864

Household Products–1.55%

Spectrum Brands Holdings, Inc.	21,616	1,615,148

Industrial Conglomerates–1.47%

Carlisle Cos. Inc.	12,600	1,534,680

Industrial Machinery–1.18%

ITT Inc.	20,100	1,231,326

Investment Banking & Brokerage–6.01%

E*TRADE Financial Corp. (b)	34,200	1,791,738
LPL Financial Holdings, Inc.	60,893	3,928,208
TD Ameritrade Holding Corp.	10,600	559,998
		6,279,944

Leisure Products–1.49%

Mattel, Inc. (b)	99,232	1,557,942

Life & Health Insurance–2.45%

MetLife, Inc.	54,717	2,556,378

Managed Health Care–5.58%

Anthem, Inc.	15,600	4,275,180
Cigna Corp.	7,500	1,561,875
		5,837,055

Metal & Glass Containers–2.81%

Crown Holdings, Inc. (b)	61,300	2,942,400

Oil & Gas Exploration & Production–3.68%

Apache Corp.	28,500	1,358,595
Parsley Energy, Inc. -Class A (b)	51,100	1,494,675
Pioneer Natural Resources Co.	5,700	992,883
		3,846,153

Other Diversified Financial Services–1.65%

AXA Equitable Holdings, Inc.	80,600	1,728,870

Pharmaceuticals–4.68%

Mylan N.V. (b)	94,100	3,444,060
Novartis AG (Switzerland)	16,852	1,451,942
		4,896,002

Real Estate Services–2.51%

Realogy Holdings Corp.	127,113	2,623,612

Research & Consulting Services–2.69%

Dun & Bradstreet Corp. (The)	19,719	2,810,155

Steel–2.29%

Allegheny Technologies, Inc. (b)	81,178	2,398,810

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Value Opportunities Fund

	Shares	Value

Systems Software–3.58%

Oracle Corp.	72,495	$3,737,842

Thrifts & Mortgage Finance–5.05%

MGIC Investment Corp. (b)	250,521	3,334,435
Radian Group Inc.	94,276	1,948,685
		5,283,120
Total Common Stocks (Cost $83,890,219)		102,566,949

Money Market Funds–1.93%

Invesco Government & Agency Portfolio– Institutional Class, 1.97% (c)	860,866	860,866
Invesco Liquid Assets Portfolio–Institutional Class, 2.15% (c)	614,692	614,877
Invesco Treasury Portfolio– Institutional Class, 1.97% (c)	539,578	539,578
Total Money Market Funds (Cost $2,015,255)		2,015,321
TOTAL INVESTMENTS IN SECURITIES–100.05% (Cost $85,905,474)		104,582,270
OTHER ASSETS LESS LIABILITIES–(0.05)%		(49,159)
NET ASSETS–100.00%		$104,533,111

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Value Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco V.I. Value Opportunities Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

Invesco V.I. Value Opportunities Fund

E.	Forward Foreign Currency Contracts – (continued)

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended September 30, 2018, there were no material transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$101,115,007	$1,451,942	$—	$102,566,949
Money Market Funds	2,015,321	—	—	2,015,321
Total Investments	$103,130,328	$1,451,942	$—	$104,582,270

Invesco V.I. Value Opportunities Fund

Item 2. Controls and Procedures.

(a)

As of November 16, 2018, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 16, 2018, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 29, 2018

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 29, 2018

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	November 29, 2018

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.